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                                                                               .
                                                                               .

                                TABLE OF CONTENTS




Message from New York Life Insurance and Annuity Corporation............      3

Performance Summaries...................................................      4

NYLIAC Variable Annuity Separate Account - III
Financial Statements....................................................     41
Statement of Assets and Liabilities.....................................     42
Statement of Operations.................................................     58
Statement of Changes in Net Assets......................................     66
Notes to Financial Statements...........................................     82
Report of Independent Registered Public Accounting Firm.................    166

The Annual Reports listed below follow:

MainStay VP Series Fund, Inc.
  Balanced Portfolio - Service Class
  Bond Portfolio - Initial and Service Classes
  Capital Appreciation Portfolio - Initial and Service Classes
  Cash Management Portfolio
  Common Stock Portfolio - Initial and Service Classes
  Conservative Allocation Portfolio - Service Class
  Convertible Portfolio - Initial and Service Classes
  Developing Growth Portfolio - Initial and Service Classes
  Floating Rate Portfolio - Service Class
  Government Portfolio - Initial and Service Classes
  Growth Allocation Portfolio - Service Class
  High Yield Corporate Bond Portfolio - Initial and Service Classes
  ICAP Select Equity Portfolio - Initial and Service Classes
  International Equity Portfolio - Initial and Service Classes
  Large Cap Growth Portfolio - Initial and Service Classes
  Mid Cap Core Portfolio - Initial and Service Classes
  Mid Cap Growth Portfolio - Initial and Service Classes
  Mid Cap Value Portfolio - Initial and Service Classes
  Moderate Allocation Portfolio - Service Class
  Moderate Growth Allocation Portfolio - Service Class
  S&P 500 Index Portfolio - Initial and Service Classes
  Small Cap Growth Portfolio - Initial and Service Classes
  Total Return Portfolio - Initial and Service Classes
  Value Portfolio - Initial and Service Classes
Alger American Small Capitalization - Class O and Class S Shares (closed to new investors)
CVS Calvert Social Balanced Portfolio
Columbia Small Cap Value Fund, Variable Series - Class B
Dreyfus IP Technology Growth - Initial and Service Shares
Fidelity(R) VIP Contrafund(R) - Initial and Service Class 2
Fidelity(R) VIP Equity-Income - Initial and Service Class 2
Fidelity(R) VIP Mid Cap - Service Class 2
Janus Aspen Series Balanced - Institutional and Service Shares
Janus Aspen Series Worldwide Growth - Institutional and Service Shares
MFS(R) Investors Trust Series - Initial and Service Classes
MFS(R) Research Series - Initial and Service Classes
MFS(R) Utilities Series - Initial and Service Classes
Neuberger Berman AMT Mid-Cap Growth Portfolio - Class I and Class S
Royce Micro-Cap Portfolio - Investment Class
Royce Small-Cap Portfolio - Investment Class
T. Rowe Price Equity Income Portfolio and Portfolio II
Van Eck Worldwide Hard Assets
Van Kampen UIF Emerging Markets Equity - Class I and Class II
Victory VIF Diversified Stock - Class A Shares


PLEASE SEE THE INDIVIDUAL FUND ANNUAL REPORTS FOR ANY APPLICABLE FUND PROSPECTUS SUPPLEMENT(S) THAT MAY HAVE BEEN INCLUDED.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

MESSAGE FROM NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

--------------------------------------------------------------------------------

Dear Policyowner:

We're pleased to present the December 31, 2007 Annual Report for your New York Life Insurance and Annuity Corporation variable annuity and/or variable universal life policy.

This report contains performance information, financial statements, notes and highlights, and other pertinent data for each of the Investment Divisions available under your policy. In addition, some of the portfolio managers provide a discussion of their portfolio's performance.

We encourage you to take the time to review this information and evaluate the plans you have in place. Now would also be a good time to get in touch with your Registered Representative. He or she is a trained professional who can help you devise a strategy to meet your financial objectives.

Although no one knows for certain what the future may bring, we want to assure you of our commitment to helping you plan for your financial goals. We appreciate the trust you have placed with our company, and we will continue to evaluate our products and services in order to keep them responsive to your financial needs and the changing times.

February 2008

NEW YORK LIFE (FORMERLY LIFESTAGES(R)) VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III
AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2007

                                                                           INVESTMENT
FOR POLICIES PURCHASED JUNE 2, 2003 AND AFTER                 PORTFOLIO     DIVISION
                                                              INCEPTION     INCEPTION
INVESTMENT DIVISIONS                                             DATE        DATE(1)
Alger American Small Capitalization--Class S Shares(4)           5/1/02       6/2/03
CVS Calvert Social Balanced Portfolio                            9/2/86       6/2/03
Columbia Small Cap Value Fund, Variable Series--Class B          6/1/00     11/15/04
Dreyfus IP Technology Growth--Service Shares                   12/29/00       6/2/03
Fidelity(R) VIP Contrafund(R)--Service Class 2                  1/12/00       6/2/03
Fidelity(R) VIP Equity-Income--Service Class 2                  1/12/00       6/2/03
Fidelity(R) VIP Mid Cap--Service Class 2                        1/12/00       9/8/03
Janus Aspen Series Balanced--Service Shares                    12/31/99       6/2/03
Janus Aspen Series Worldwide Growth--Service Shares            12/31/99       6/2/03
MainStay VP Balanced--Service Class                              5/1/05       5/1/05
MainStay VP Bond--Service Class                                  6/2/03       6/2/03
MainStay VP Capital Appreciation--Service Class                  6/2/03       6/2/03
MainStay VP Cash Management--Current 7-day yield is 2.84%(5)    1/29/03       6/2/03
MainStay VP Common Stock--Service Class                          6/2/03       6/2/03
MainStay VP Conservative Allocation--Service Class              2/13/06      2/13/06
MainStay VP Convertible--Service Class                           6/2/03       6/2/03
MainStay VP Developing Growth--Service Class                     6/2/03       6/2/03
MainStay VP Floating Rate--Service Class                         5/1/05       5/1/05
MainStay VP Government--Service Class                            6/2/03       6/2/03
MainStay VP Growth Allocation--Service Class                    2/13/06      2/13/06
MainStay VP High Yield Corporate Bond--Service Class             6/2/03       6/2/03
MainStay VP ICAP Select Equity--Service Class(6)                 6/2/03       6/2/03
MainStay VP International Equity--Service Class                  6/2/03       6/2/03
MainStay VP Large Cap Growth--Service Class                      6/2/03       6/2/03
MainStay VP Mid Cap Core--Service Class                          6/2/03       6/2/03
MainStay VP Mid Cap Growth--Service Class                        6/2/03       6/2/03
MainStay VP Mid Cap Value--Service Class                         6/2/03       6/2/03
MainStay VP Moderate Allocation--Service Class                  2/13/06      2/13/06
MainStay VP Moderate Growth Allocation--Service Class           2/13/06      2/13/06
MainStay VP S&P 500 Index(7)--Service Class                      6/2/03       6/2/03
MainStay VP Small Cap Growth--Service Class                      6/2/03       6/2/03
MainStay VP Total Return--Service Class                          6/2/03       6/2/03
MainStay VP Value--Service Class                                 6/2/03       6/2/03
MFS(R) Investors Trust Series--Service Class                     5/1/00       6/2/03
MFS(R) Research Series--Service Class                            5/1/00       6/2/03
MFS(R) Utilities Series--Service Class                           5/1/00       6/2/03
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S          2/18/03       6/2/03
Royce Micro-Cap Portfolio--Investment Class                    12/27/96       5/1/05
Royce Small-Cap Portfolio--Investment Class                    12/27/96       5/1/05
T. Rowe Price Equity Income Portfolio--II                       4/30/02       6/2/03
Van Eck Worldwide Hard Assets                                    9/1/89       6/2/03
Van Kampen UIF Emerging Markets Equity--Class II                1/10/03       6/2/03
Victory VIF Diversified Stock--Class A Shares                    7/1/99       5/1/04

-------------------------------------------------------------------------------------
                                                              Negative numbers appear
                                                                  in parentheses.

                                                             ---------------------------------------------------------
                                                                             ASSUMING NO SURRENDER(%)(2)

                                                                                                              SINCE
FOR POLICIES PURCHASED JUNE 2, 2003 AND AFTER                                                              INVESTMENT
                                                                 1          3          5          10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)    YEAR(1)    YEAR(1)    YEAR(1)    INCEPTION(3)
Alger American Small Capitalization--Class S Shares(4)         15.31%     16.11%     20.34%       N/A         18.61%
CVS Calvert Social Balanced Portfolio                           1.32       4.23       7.30       3.21          5.75
Columbia Small Cap Value Fund, Variable Series--Class B        (3.94)      5.55      14.31        N/A          7.34
Dreyfus IP Technology Growth--Service Shares                   12.84       5.71      11.64        N/A          7.19
Fidelity(R) VIP Contrafund(R)--Service Class 2                 15.66      13.50      15.98       8.82         15.58
Fidelity(R) VIP Equity-Income--Service Class 2                 (0.14)      7.13      11.58       4.97         10.12
Fidelity(R) VIP Mid Cap--Service Class 2                       13.73      13.63      19.71        N/A         17.87
Janus Aspen Series Balanced--Service Shares                     8.75       7.93       8.53        N/A          7.82
Janus Aspen Series Worldwide Growth--Service Shares             7.83       9.30      10.42        N/A         10.06
MainStay VP Balanced--Service Class                             1.12        N/A        N/A        N/A          5.42
MainStay VP Bond--Service Class                                 4.77       2.68       2.65       4.01          2.08
MainStay VP Capital Appreciation--Service Class                10.54       6.58       9.16       1.59          7.33
MainStay VP Cash Management--Current 7-day yield is 2.84%(5)    3.37       2.68       1.34       2.07          2.42
MainStay VP Common Stock--Service Class                         3.42       7.86      11.22       4.58         10.21
MainStay VP Conservative Allocation--Service Class              5.73        N/A        N/A        N/A          6.56
MainStay VP Convertible--Service Class                         12.97       8.77      10.06       6.57          8.89
MainStay VP Developing Growth--Service Class                   33.86      17.79      18.31        N/A         16.15
MainStay VP Floating Rate--Service Class                        0.88        N/A        N/A        N/A          2.27
MainStay VP Government--Service Class                           4.93       2.64       1.95       3.66          1.51
MainStay VP Growth Allocation--Service Class                    8.60        N/A        N/A        N/A         10.30
MainStay VP High Yield Corporate Bond--Service Class            0.63       3.93      10.80       6.04          7.97
MainStay VP ICAP Select Equity--Service Class(6)                5.10       8.57      12.03        N/A         10.62
MainStay VP International Equity--Service Class                 3.21      12.31      15.90       7.41         15.30
MainStay VP Large Cap Growth--Service Class                    19.36       8.93       9.36        N/A          7.29
MainStay VP Mid Cap Core--Service Class                         3.30      10.01      16.36        N/A         14.90
MainStay VP Mid Cap Growth--Service Class                      13.88      12.12      19.35        N/A         17.01
MainStay VP Mid Cap Value--Service Class                       (2.77)      4.28      10.71        N/A          9.58
MainStay VP Moderate Allocation--Service Class                  6.95        N/A        N/A        N/A          8.12
MainStay VP Moderate Growth Allocation--Service Class           7.60        N/A        N/A        N/A          9.51
MainStay VP S&P 500 Index(7)--Service Class                     3.49       6.59      10.66       3.92          8.97
MainStay VP Small Cap Growth--Service Class                    (4.78)      0.64       8.87        N/A          6.65
MainStay VP Total Return--Service Class                         5.75       6.05       8.00       3.67          6.59
MainStay VP Value--Service Class                                0.51       7.09      10.99       3.77         10.08
MFS(R) Investors Trust Series--Service Class                    8.49       8.36      10.87        N/A          9.53
MFS(R) Research Series--Service Class                          11.35       8.68      12.40        N/A         11.05
MFS(R) Utilities Series--Service Class                         25.77      23.14      26.16        N/A         25.85
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S         20.49      15.01        N/A        N/A         15.33
Royce Micro-Cap Portfolio--Investment Class                     2.52      10.45      17.34      14.00         16.10
Royce Small-Cap Portfolio--Investment Class                    (3.51)      5.95      15.31      12.03          8.00
T. Rowe Price Equity Income Portfolio--II                       1.59       6.72      11.14        N/A          9.87
Van Eck Worldwide Hard Assets                                  43.33      38.06      35.71      13.28         15.94
Van Kampen UIF Emerging Markets Equity--Class II               38.50      35.20        N/A        N/A         36.19
Victory VIF Diversified Stock--Class A Shares                   8.42       9.23      13.25        N/A         10.91

----------------------------------------------------------------------------------------------------------------------
                                                                       Negative numbers appear in parentheses.


                                                             ---------------------------------------------------------
                                                                                ASSUMING SURRENDER(%)

                                                                                                              SINCE
FOR POLICIES PURCHASED JUNE 2, 2003 AND AFTER                                                              INVESTMENT
                                                                 1          3          5          10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)    YEAR(1)    YEAR(1)    YEAR(1)    INCEPTION(3)
Alger American Small Capitalization--Class S Shares(4)           8.31%    14.35%     19.86%       N/A         18.01%
CVS Calvert Social Balanced Portfolio                           (5.06)     2.04       6.53       3.21          5.75
Columbia Small Cap Value Fund, Variable Series--Class B         (9.99)     3.42      13.71        N/A          5.66
Dreyfus IP Technology Growth--Service Shares                     5.84      3.58      10.99        N/A          6.32
Fidelity(R) VIP Contrafund(R)--Service Class 2                   8.66     11.66      15.43       8.82         14.93
Fidelity(R) VIP Equity-Income--Service Class 2                  (6.43)     5.06      10.93       4.97          9.33
Fidelity(R) VIP Mid Cap--Service Class 2                         6.73     11.79      19.22        N/A         17.19
Janus Aspen Series Balanced--Service Shares                      1.90      5.88       7.80        N/A          6.98
Janus Aspen Series Worldwide Growth--Service Shares              1.04      7.31       9.74        N/A          9.28
MainStay VP Balanced--Service Class                             (5.25)      N/A        N/A        N/A          2.97
MainStay VP Bond--Service Class                                 (1.83)     0.48       1.73       4.01          1.05
MainStay VP Capital Appreciation--Service Class                  3.58      4.49       8.44       1.59          6.47
MainStay VP Cash Management--Current 7-day yield is 2.84%(5)    (3.14)     0.48       0.41       2.07          2.42
MainStay VP Common Stock--Service Class                         (3.10)     5.81      10.56       4.58          9.43
MainStay VP Conservative Allocation--Service Class              (0.93)      N/A        N/A        N/A          3.01
MainStay VP Convertible--Service Class                           5.97      6.76       9.37       6.57          8.07
MainStay VP Developing Growth--Service Class                    26.86     16.08      17.80        N/A         15.50
MainStay VP Floating Rate--Service Class                        (5.48)      N/A        N/A        N/A         (0.19)
MainStay VP Government--Service Class                           (1.68)     0.44       1.02       3.66          0.50
MainStay VP Growth Allocation--Service Class                     1.75       N/A        N/A        N/A          6.85
MainStay VP High Yield Corporate Bond--Service Class            (5.71)     1.73      10.13       6.04          7.13
MainStay VP ICAP Select Equity--Service Class(6)                (1.52)     6.55      11.39        N/A          9.85
MainStay VP International Equity--Service Class                 (3.29)    10.43      15.34       7.41         14.64
MainStay VP Large Cap Growth--Service Class                     12.36      6.93       8.66        N/A          6.42
MainStay VP Mid Cap Core--Service Class                         (3.21)     8.05      15.81        N/A         14.23
MainStay VP Mid Cap Growth--Service Class                        6.88     10.24      18.85        N/A         16.38
MainStay VP Mid Cap Value--Service Class                        (8.89)     2.09      10.04        N/A          8.79
MainStay VP Moderate Allocation--Service Class                   0.21       N/A        N/A        N/A          4.60
MainStay VP Moderate Growth Allocation--Service Class            0.82       N/A        N/A        N/A          6.04
MainStay VP S&P 500 Index(7)--Service Class                     (3.03)     4.49       9.99       3.92          8.16
MainStay VP Small Cap Growth--Service Class                    (10.78)    (1.51)      8.14        N/A          5.77
MainStay VP Total Return--Service Class                         (0.92)     3.93       7.25       3.67          5.71
MainStay VP Value--Service Class                                (5.82)     5.02      10.33       3.77          9.30
MFS(R) Investors Trust Series--Service Class                     1.66      6.34      10.20        N/A          8.72
MFS(R) Research Series--Service Class                            4.35      6.67      11.77        N/A         10.28
MFS(R) Utilities Series--Service Class                          18.77     21.58      25.77        N/A         25.26
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S          13.49     13.22        N/A        N/A         14.65
Royce Micro-Cap Portfolio--Investment Class                     (3.93)     8.50      16.81      14.00         14.02
Royce Small-Cap Portfolio--Investment Class                     (9.58)     3.82      14.74      12.03          5.64
T. Rowe Price Equity Income Portfolio--II                       (4.81)     4.63      10.47        N/A          9.08
Van Eck Worldwide Hard Assets                                   36.33     36.83      35.41      13.28         15.94
Van Kampen UIF Emerging Markets Equity--Class II                31.50     33.91        N/A        N/A         35.83
Victory VIF Diversified Stock--Class A Shares                    1.59      7.24      12.63        N/A          9.64

----------------------------------------------------------------------------------------------------------------------
                                                                       Negative numbers appear in parentheses.



PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A CONTRACT, WHEN SURRENDERED MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-598-2019 OR VISIT WWW.NEWYORKLIFE.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT EXPENSE CHARGE OF 1.40%. A POLICY SERVICE CHARGE, EQUAL TO THE LESSER OF $30 OR 2% OF THE ACCUMULATION VALUE OF THE POLICY, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND UPON SURRENDER IF THE ACCUMULATION VALUE IS LESS THAN $20,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $20,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE SURRENDER CHARGE (SC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM SC UNDER THE POLICY. THE MAXIMUM SURRENDER CHARGE FOR EACH PREMIUM PAYMENT IS 7%, DECLINING TO 4% BY THE 6TH YEAR THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY (THE PENALTY TAX IS INCREASED TO 25% IN THE CASE OF A DISTRIBUTION FROM A SIMPLE IRA WITHIN THE FIRST TWO YEARS OF YOUR PARTICIPATION IN THE SIMPLE IRA PLAN). THE INVESTMENT DIVISIONS OFFERED THROUGH THE NEW YORK LIFE VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUNDS PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

NEW YORK LIFE (FORMERLY LIFESTAGES(R)) VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III
AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2007

                                                                           INVESTMENT
FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003                  PORTFOLIO     DIVISION
                                                              INCEPTION     INCEPTION
INVESTMENT DIVISIONS                                             DATE        DATE(1)
Alger American Small Capitalization--Class O Shares(4)          9/21/88      10/1/96
CVS Calvert Social Balanced Portfolio                            9/2/86       5/1/95
Columbia Small Cap Value Fund, Variable Series--Class B          6/1/00     11/15/04
Dreyfus IP Technology Growth--Initial Shares                    8/31/99       7/6/01
Fidelity(R) VIP Contrafund(R)--Initial Class                     1/3/95      10/1/96
Fidelity(R) VIP Equity-Income--Initial Class                    10/9/86      10/1/96
Fidelity(R) VIP Mid Cap--Service Class 2                        1/12/00       9/8/03
Janus Aspen Series Balanced--Institutional Shares               9/13/93      10/1/96
Janus Aspen Series Worldwide Growth--Institutional Shares       9/13/93      10/1/96
MainStay VP Balanced--Service Class                              5/1/05       5/1/05
MainStay VP Bond--Initial Class                                 1/23/84       5/1/95
MainStay VP Capital Appreciation--Initial Class                 1/29/93       5/1/95
MainStay VP Cash Management--Current 7-day yield is 2.84%(5)    1/29/93       5/1/95
MainStay VP Common Stock--Initial Class                         1/23/84       5/1/95
MainStay VP Conservative Allocation--Service Class              2/13/06      2/13/06
MainStay VP Convertible--Initial Class                          10/1/96      10/1/96
MainStay VP Developing Growth--Initial Class                     5/1/98       5/1/98
MainStay VP Floating Rate--Service Class                         5/1/05       5/1/05
MainStay VP Government--Initial Class                           1/29/93       5/1/95
MainStay VP Growth Allocation--Service Class                    2/13/06      2/13/06
MainStay VP High Yield Corporate Bond--Initial Class             5/1/95       5/1/95
MainStay VP ICAP Select Equity--Initial Class(6)                 5/1/98       5/1/98
MainStay VP International Equity--Initial Class                  5/1/95       5/1/95
MainStay VP Large Cap Growth--Initial Class                      5/1/98       5/1/98
MainStay VP Mid Cap Core--Initial Class                          7/2/01       7/6/01
MainStay VP Mid Cap Growth--Initial Class                        7/2/01       7/6/01
MainStay VP Mid Cap Value--Initial Class                         7/2/01       7/6/01
MainStay VP Moderate Allocation--Service Class                  2/13/06      2/13/06
MainStay VP Moderate Growth Allocation--Service Class           2/13/06      2/13/06
MainStay VP S&P 500 Index(7)--Initial Class                     1/29/93       5/1/95
MainStay VP Small Cap Growth--Initial Class                      7/2/01       7/6/01
MainStay VP Total Return--Initial Class                         1/29/93       5/1/95
MainStay VP Value--Initial Class                                 5/1/95       5/1/95
MFS(R) Investors Trust Series--Initial Class                    10/9/95       5/1/98
MFS(R) Research Series--Initial Class                           7/26/95       5/1/98
MFS(R) Utilities Series--Service Class                           5/1/00       6/2/03
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S          2/18/03       6/2/03
Royce Micro-Cap Portfolio--Investment Class                    12/27/96       5/1/05
Royce Small-Cap Portfolio--Investment Class                    12/27/96       5/1/05
T. Rowe Price Equity Income Portfolio                           3/31/94       5/1/98
Van Eck Worldwide Hard Assets                                    9/1/89       5/1/98
Van Kampen UIF Emerging Markets Equity--Class I                 10/1/96      10/1/96
Victory VIF Diversified Stock--Class A Shares                    7/1/99       5/1/04

-------------------------------------------------------------------------------------
                                                              Negative numbers appear
                                                                  in parentheses.

                                                             ---------------------------------------------------------
                                                                             ASSUMING NO SURRENDER(%)(2)

                                                                                                              SINCE
FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003                                                               INVESTMENT
                                                                 1          3          5          10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)    YEAR(1)    YEAR(1)    YEAR(1)    INCEPTION(3)
Alger American Small Capitalization--Class O Shares(4)         15.60      16.40      20.54       4.06          4.06
CVS Calvert Social Balanced Portfolio                           1.32       4.23       7.30       3.21          5.75
Columbia Small Cap Value Fund, Variable Series--Class B        (3.94)      5.55      14.31        N/A          7.34
Dreyfus IP Technology Growth--Initial Shares                   13.12       6.00      11.92        N/A          0.49
Fidelity(R) VIP Contrafund(R)--Initial Class                   15.95      13.78      16.27       9.05         10.57
Fidelity(R) VIP Equity-Income--Initial Class                    0.11       7.40      11.85       5.19          7.23
Fidelity(R) VIP Mid Cap--Service Class 2                       13.73      13.63      19.71        N/A         17.87
Janus Aspen Series Balanced--Institutional Shares               8.99       8.20       8.80       7.75          8.88
Janus Aspen Series Worldwide Growth--Institutional Shares       8.10       9.57      10.69       4.82          6.35
MainStay VP Balanced--Service Class                             1.12        N/A        N/A        N/A          5.42
MainStay VP Bond--Initial Class                                 5.03       2.95       2.91       4.28          4.53
MainStay VP Capital Appreciation--Initial Class                10.82       6.86       9.43       1.86          5.80
MainStay VP Cash Management--Current 7-day yield is 2.84%(5)    3.37       2.68       1.34       2.07          2.42
MainStay VP Common Stock--Initial Class                         3.67       8.14      11.50       4.85          8.56
MainStay VP Conservative Allocation--Service Class              5.73        N/A        N/A        N/A          6.56
MainStay VP Convertible--Initial Class                         13.26       9.04      10.33       6.83          7.60
MainStay VP Developing Growth--Initial Class                   34.21      18.09      18.62        N/A          3.73
MainStay VP Floating Rate--Service Class                        0.88        N/A        N/A        N/A          2.27
MainStay VP Government--Initial Class                           5.19       2.91       2.21       3.89          4.23
MainStay VP Growth Allocation--Service Class                    8.60        N/A        N/A        N/A         10.30
MainStay VP High Yield Corporate Bond--Initial Class            0.88       4.20      11.08       6.30          7.78
MainStay VP ICAP Select Equity--Initial Class(6)                5.37       8.83      12.30        N/A          3.85
MainStay VP International Equity--Initial Class                 3.47      12.58      16.18       7.68          7.82
MainStay VP Large Cap Growth--Initial Class                    19.66       9.20       9.63        N/A          4.71
MainStay VP Mid Cap Core--Initial Class                         3.56      10.28      16.65        N/A          8.83
MainStay VP Mid Cap Growth--Initial Class                      14.17      12.41      19.64        N/A          7.18
MainStay VP Mid Cap Value--Initial Class                       (2.52)      4.55      10.99        N/A          5.25
MainStay VP Moderate Allocation--Service Class                  6.95        N/A        N/A        N/A          8.12
MainStay VP Moderate Growth Allocation--Service Class           7.60        N/A        N/A        N/A          9.51
MainStay VP S&P 500 Index(7)--Initial Class                     3.75       6.87      10.95       4.19          8.39
MainStay VP Small Cap Growth--Initial Class                    (4.54)      0.89       9.13        N/A          0.98
MainStay VP Total Return--Initial Class                         6.01       6.33       8.27       3.94          6.24
MainStay VP Value--Initial Class                                0.76       7.36      11.27       4.03          7.46
MFS(R) Investors Trust Series--Initial Class                    8.76       8.65      11.15       3.20          1.91
MFS(R) Research Series--Initial Class                          11.62       8.94      12.67       3.67          2.83
MFS(R) Utilities Series--Service Class                         25.77      23.14      26.16        N/A         25.85
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S         20.49      15.01        N/A        N/A         15.33
Royce Micro-Cap Portfolio--Investment Class                     2.52      10.45      17.34      14.00         16.10
Royce Small-Cap Portfolio--Investment Class                    (3.51)      5.95      15.31      12.03          8.00
T. Rowe Price Equity Income Portfolio                           1.82       6.98      11.41       6.14          5.68
Van Eck Worldwide Hard Assets                                  43.33      38.06      35.71      13.28         15.94
Van Kampen UIF Emerging Markets Equity--Class I                38.50      35.22      34.67      12.24         10.75
Victory VIF Diversified Stock--Class A Shares                   8.42       9.23      13.25        N/A         10.91

----------------------------------------------------------------------------------------------------------------------
                                                                       Negative numbers appear in parentheses.


                                                             ---------------------------------------------------------
                                                                                ASSUMING SURRENDER(%)

                                                                                                              SINCE
FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003                                                               INVESTMENT
                                                                 1          3          5          10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)    YEAR(1)    YEAR(1)    YEAR(1)    INCEPTION(3)
Alger American Small Capitalization--Class O Shares(4)           8.60     14.65      20.06       4.06          4.06
CVS Calvert Social Balanced Portfolio                           (5.06)     2.04       6.53       3.21          5.75
Columbia Small Cap Value Fund, Variable Series--Class B         (9.99)     3.42      13.71        N/A          5.66
Dreyfus IP Technology Growth--Initial Shares                     6.12      3.88      11.28        N/A          0.49
Fidelity(R) VIP Contrafund(R)--Initial Class                     8.95     11.95      15.72       9.05         10.57
Fidelity(R) VIP Equity-Income--Initial Class                    (6.20)     5.34      11.21       5.19          7.23
Fidelity(R) VIP Mid Cap--Service Class 2                         6.73     11.79      19.22        N/A         17.19
Janus Aspen Series Balanced--Institutional Shares                2.12      6.17       8.08       7.75          8.88
Janus Aspen Series Worldwide Growth--Institutional Shares        1.29      7.59      10.02       4.82          6.35
MainStay VP Balanced--Service Class                             (5.25)      N/A        N/A        N/A          2.97
MainStay VP Bond--Initial Class                                 (1.59)     0.74       2.01       4.28          4.53
MainStay VP Capital Appreciation--Initial Class                  3.84      4.78       8.73       1.86          5.80
MainStay VP Cash Management--Current 7-day yield is 2.84%(5)    (3.14)     0.48       0.41       2.07          2.42
MainStay VP Common Stock--Initial Class                         (2.86)     6.11      10.85       4.85          8.56
MainStay VP Conservative Allocation--Service Class              (0.93)      N/A        N/A        N/A          3.01
MainStay VP Convertible--Initial Class                           6.26      7.04       9.65       6.83          7.60
MainStay VP Developing Growth--Initial Class                    27.21     16.40      18.11        N/A          3.73
MainStay VP Floating Rate--Service Class                        (5.48)      N/A        N/A        N/A         (0.19)
MainStay VP Government--Initial Class                           (1.43)     0.70       1.28       3.89          4.23
MainStay VP Growth Allocation--Service Class                     1.75       N/A        N/A        N/A          6.85
MainStay VP High Yield Corporate Bond--Initial Class            (5.48)     2.01      10.42       6.30          7.78
MainStay VP ICAP Select Equity--Initial Class(6)                (1.27)     6.82      11.66        N/A          3.85
MainStay VP International Equity--Initial Class                 (3.05)    10.71      15.63       7.68          7.82
MainStay VP Large Cap Growth--Initial Class                     12.66      7.20       8.93        N/A          4.71
MainStay VP Mid Cap Core--Initial Class                         (2.96)     8.33      16.10        N/A          8.83
MainStay VP Mid Cap Growth--Initial Class                        7.17     10.53      19.15        N/A          7.18
MainStay VP Mid Cap Value--Initial Class                        (8.67)     2.37      10.32        N/A          5.25
MainStay VP Moderate Allocation--Service Class                   0.21       N/A        N/A        N/A          4.60
MainStay VP Moderate Growth Allocation--Service Class            0.82       N/A        N/A        N/A          6.04
MainStay VP S&P 500 Index(7)--Initial Class                     (2.78)     4.78      10.28       4.19          8.39
MainStay VP Small Cap Growth--Initial Class                    (10.56)    (1.27)      8.42        N/A          0.98
MainStay VP Total Return--Initial Class                         (0.67)     4.23       7.54       3.94          6.24
MainStay VP Value--Initial Class                                (5.59)     5.30      10.61       4.03          7.46
MFS(R) Investors Trust Series--Initial Class                     1.91      6.63      10.48       3.20          1.91
MFS(R) Research Series--Initial Class                            4.62      6.93      12.05       3.67          2.83
MFS(R) Utilities Series--Service Class                          18.77     21.58      25.77        N/A         25.26
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S          13.49     13.22        N/A        N/A         14.65
Royce Micro-Cap Portfolio--Investment Class                     (3.93)     8.50      16.81      14.00         14.02
Royce Small-Cap Portfolio--Investment Class                     (9.58)     3.82      14.74      12.03          5.64
T. Rowe Price Equity Income Portfolio                           (4.59)     4.90      10.76       6.14          5.68
Van Eck Worldwide Hard Assets                                   36.33     36.83      35.41      13.28         15.94
Van Kampen UIF Emerging Markets Equity--Class I                 31.50     33.93      34.37      12.24         10.75
Victory VIF Diversified Stock--Class A Shares                    1.59      7.24      12.63        N/A          9.64

----------------------------------------------------------------------------------------------------------------------
                                                                       Negative numbers appear in parentheses.



PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A CONTRACT, WHEN SURRENDERED MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-598-2019 OR VISIT WWW.NEWYORKLIFE.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT EXPENSE CHARGE OF 1.40%. A POLICY SERVICE CHARGE, EQUAL TO THE LESSER OF $30 OR 2% OF THE ACCUMULATION VALUE OF THE POLICY, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND UPON SURRENDER IF THE ACCUMULATION VALUE IS LESS THAN $20,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $20,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE SURRENDER CHARGE (SC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM SC UNDER THE POLICY. THE MAXIMUM SURRENDER CHARGE FOR EACH PREMIUM PAYMENT IS 7%, DECLINING TO 4% BY THE 6TH YEAR THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY (THE PENALTY TAX IS INCREASED TO 25% IN THE CASE OF A DISTRIBUTION FROM A SIMPLE IRA WITHIN THE FIRST TWO YEARS OF YOUR PARTICIPATION IN THE SIMPLE IRA PLAN). THE INVESTMENT DIVISIONS OFFERED THROUGH THE NEW YORK LIFE VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUNDS PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

NEW YORK LIFE (FORMERLY LIFESTAGES(R)) VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III
AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2007

(1) Certain Portfolios existed prior to the date that they were added as an Investment Division of the NYLIAC Variable Annuity Separate Account III. The performance for the MainStay VP Series Fund, Inc. Service Class portfolios are based on the Initial Class Portfolio Inception Date (where applicable). The performance for all other funds is based on the Portfolio Inception Date reflected in the performance summary. The hypothetical performance of the Investment Divisions was derived from the performance of the corresponding Portfolios, modified to reflect Separate Account Expense Charge and Fund annual expenses as if the policy has been available during the periods shown.

    The performance shown is for the indicated classes/shares only.

    FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003, these Investment Divisions impose a 12b-1 fee except for CVS Calvert Social Balanced Portfolio, MainStay VP Cash Management, Royce Micro-Cap Portfolio--Investment Class, Royce Small-Cap Portfolio--Investment Class and Van Eck Worldwide Hard Assets.

    FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003, these Investment Divisions do not impose a 12b-1 fee except for Fidelity(R) VIP Mid Cap--Service Class 2 which was added on September 8, 2003, Victory VIF Diversified Stock--Class A Shares, MFS(R) Utilities Series--Service Class, Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S which were added on May 1, 2004, Columbia Small Cap Value Fund, Variable Series--Class B which was added on November 15, 2004, MainStay VP Floating Rate--Service Class and MainStay VP Balanced--Service Class which were added on May 1, 2005, and MainStay Conservative Allocation--Service Class, MainStay VP Growth Allocation--Service Class, MainStay VP Moderate Allocation--Service Class and MainStay VP Moderate Growth Allocation--Service Class which were added on February 13, 2006.

    Performance for the classes/shares that impose a 12b-1 fee may be lower than the returns for those classes/shares that do not impose this fee.

(2) Assumes no deduction for surrender charges.

(3) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(4) New allocations to the Alger American Small Capitalization--Class O and Class S Shares Investment Divisions, will not be accepted from policyowners who were not invested in the investment division as of June 1, 2007.

(5) AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE CURRENT YIELD AS OF DECEMBER 31, 2007 MORE CLOSELY REFLECTS THE PORTFOLIO'S EARNINGS THAN THE TOTAL RETURN FIGURES SHOWN.

(6) The MainStay VP Income & Growth--Initial and Service Class Portfolios merged with and into the MainStay VP ICAP Select Equity Initial and Service Class Portfolios on August 17, 2007.

(7) The S&P 500(R) Index is an unmanaged index and is widely regarded as the standard for measuring Large-Cap U.S. stock market performance. "S&P 500" is a trademark of the McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index Portfolio. The MainStay VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard and Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index Portfolio. Investors cannot directly purchase an Index.

Historically, certain fees have been assumed or reduced by some of the portfolios. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

Sales of the New York Life Variable Annuity were discontinued as of December 4, 2006. Current policyowners may continue to make additional premium payments subject to their contract provisions. Existing policies will continue to be serviced.

SMRU # 362146 CV

NEW YORK LIFE (FORMERLY LIFESTAGES(R)) FLEXIBLE PREMIUM VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2007

                                                                           INVESTMENT
FOR POLICIES PURCHASED JUNE 2, 2003 AND AFTER                 PORTFOLIO     DIVISION
                                                              INCEPTION     INCEPTION
INVESTMENT DIVISIONS                                             DATE        DATE(1)
Alger American Small Capitalization--Class S Shares(4)           5/1/02       6/2/03
CVS Calvert Social Balanced Portfolio                            9/2/86       6/2/03
Columbia Small Cap Value Fund, Variable Series--Class B          6/1/00     11/15/04
Dreyfus IP Technology Growth--Service Shares                   12/29/00       6/2/03
Fidelity(R) VIP Contrafund(R)--Service Class 2                  1/12/00       6/2/03
Fidelity(R) VIP Equity-Income--Service Class 2                  1/12/00       6/2/03
Fidelity(R) VIP Mid Cap--Service Class 2                        1/12/00       9/8/03
Janus Aspen Series Balanced--Service Shares                    12/31/99       6/2/03
Janus Aspen Series Worldwide Growth--Service Shares            12/31/99       6/2/03
MainStay VP Balanced--Service Class                              5/1/05       5/1/05
MainStay VP Bond--Service Class                                  6/2/03       6/2/03
MainStay VP Capital Appreciation--Service Class                  6/2/03       6/2/03
MainStay VP Cash Management--Current 7-day yield is 2.84%(5)    1/29/03       6/2/03
MainStay VP Common Stock--Service Class                          6/2/03       6/2/03
MainStay VP Conservative Allocation--Service Class              2/13/06      2/13/06
MainStay VP Convertible--Service Class                           6/2/03       6/2/03
MainStay VP Developing Growth--Service Class                     6/2/03       6/2/03
MainStay VP Floating Rate--Service Class                         5/1/05       5/1/05
MainStay VP Government--Service Class                            6/2/03       6/2/03
MainStay VP Growth Allocation--Service Class                    2/13/06      2/13/06
MainStay VP High Yield Corporate Bond--Service Class             6/2/03       6/2/03
MainStay VP ICAP Select Equity--Service Class(6)                 6/2/03       6/2/03
MainStay VP International Equity--Service Class                  6/2/03       6/2/03
MainStay VP Large Cap Growth--Service Class                      6/2/03       6/2/03
MainStay VP Mid Cap Core--Service Class                          6/2/03       6/2/03
MainStay VP Mid Cap Growth--Service Class                        6/2/03       6/2/03
MainStay VP Mid Cap Value--Service Class                         6/2/03       6/2/03
MainStay VP Moderate Allocation--Service Class                  2/13/06      2/13/06
MainStay VP Moderate Growth Allocation--Service Class           2/13/06      2/13/06
MainStay VP S&P 500 Index(7)--Service Class                      6/2/03       6/2/03
MainStay VP Small Cap Growth--Service Class                      6/2/03       6/2/03
MainStay VP Total Return--Service Class                          6/2/03       6/2/03
MainStay VP Value--Service Class                                 6/2/03       6/2/03
MFS(R) Investors Trust Series--Service Class                     5/1/00       6/2/03
MFS(R) Research Series--Service Class                            5/1/00       6/2/03
MFS(R) Utilities Series--Service Class                           5/1/00       6/2/03
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S          2/18/03       6/2/03
Royce Micro-Cap Portfolio--Investment Class                    12/27/96       5/1/05
Royce Small-Cap Portfolio--Investment Class                    12/27/96       5/1/05
T. Rowe Price Equity Income Portfolio--II                       4/30/02       6/2/03
Van Eck Worldwide Hard Assets                                    9/1/89       6/2/03
Van Kampen UIF Emerging Markets Equity--Class II                1/10/03       6/2/03
Victory VIF Diversified Stock--Class A Shares                    7/1/99       5/1/04

-------------------------------------------------------------------------------------
                                                              Negative numbers appear
                                                                  in parentheses.

                                                             ---------------------------------------------------------
                                                                             ASSUMING NO SURRENDER(%)(2)

                                                                                                              SINCE
FOR POLICIES PURCHASED JUNE 2, 2003 AND AFTER                                                              INVESTMENT
                                                                 1          3          5          10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)    YEAR(1)    YEAR(1)    YEAR(1)    INCEPTION(3)
Alger American Small Capitalization--Class S Shares(4)         15.31      16.11      20.34        N/A         18.61
CVS Calvert Social Balanced Portfolio                           1.32       4.23       7.30       3.21          5.75
Columbia Small Cap Value Fund, Variable Series--Class B        (3.94)      5.55      14.31        N/A          7.34
Dreyfus IP Technology Growth--Service Shares                   12.84       5.71      11.64        N/A          7.19
Fidelity(R) VIP Contrafund(R)--Service Class 2                 15.66      13.50      15.98       8.82         15.58
Fidelity(R) VIP Equity-Income--Service Class 2                 (0.14)      7.13      11.58       4.97         10.12
Fidelity(R) VIP Mid Cap--Service Class 2                       13.73      13.63      19.71        N/A         17.87
Janus Aspen Series Balanced--Service Shares                     8.75       7.93       8.53        N/A          7.82
Janus Aspen Series Worldwide Growth--Service Shares             7.83       9.30      10.42        N/A         10.06
MainStay VP Balanced--Service Class                             1.12        N/A        N/A        N/A          5.42
MainStay VP Bond--Service Class                                 4.77       2.68       2.65       4.01          2.08
MainStay VP Capital Appreciation--Service Class                10.54       6.58       9.16       1.59          7.33
MainStay VP Cash Management--Current 7-day yield is 2.84%(5)    3.37       2.68       1.34       2.07          2.42
MainStay VP Common Stock--Service Class                         3.42       7.86      11.22       4.58         10.21
MainStay VP Conservative Allocation--Service Class              5.73        N/A        N/A        N/A          6.56
MainStay VP Convertible--Service Class                         12.97       8.77      10.06       6.57          8.89
MainStay VP Developing Growth--Service Class                   33.86      17.79      18.31        N/A         16.15
MainStay VP Floating Rate--Service Class                        0.88        N/A        N/A        N/A          2.27
MainStay VP Government--Service Class                           4.93       2.64       1.95       3.66          1.51
MainStay VP Growth Allocation--Service Class                    8.60        N/A        N/A        N/A         10.30
MainStay VP High Yield Corporate Bond--Service Class            0.63       3.93      10.80       6.04          7.97
MainStay VP ICAP Select Equity--Service Class(6)                5.10       8.57      12.03        N/A         10.62
MainStay VP International Equity--Service Class                 3.21      12.31      15.90       7.41         15.30
MainStay VP Large Cap Growth--Service Class                    19.36       8.93       9.36        N/A          7.29
MainStay VP Mid Cap Core--Service Class                         3.30      10.01      16.36        N/A         14.90
MainStay VP Mid Cap Growth--Service Class                      13.88      12.12      19.35        N/A         17.01
MainStay VP Mid Cap Value--Service Class                       (2.77)      4.28      10.71        N/A          9.58
MainStay VP Moderate Allocation--Service Class                  6.95        N/A        N/A        N/A          8.12
MainStay VP Moderate Growth Allocation--Service Class           7.60        N/A        N/A        N/A          9.51
MainStay VP S&P 500 Index(7)--Service Class                     3.49       6.59      10.66       3.92          8.97
MainStay VP Small Cap Growth--Service Class                    (4.78)      0.64       8.87        N/A          6.65
MainStay VP Total Return--Service Class                         5.75       6.05       8.00       3.67          6.59
MainStay VP Value--Service Class                                0.51       7.09      10.99       3.77         10.08
MFS(R) Investors Trust Series--Service Class                    8.49       8.36      10.87        N/A          9.53
MFS(R) Research Series--Service Class                          11.35       8.68      12.40        N/A         11.05
MFS(R) Utilities Series--Service Class                         25.77      23.14      26.16        N/A         25.85
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S         20.49      15.01        N/A        N/A         15.33
Royce Micro-Cap Portfolio--Investment Class                     2.52      10.45      17.34      14.00         16.10
Royce Small-Cap Portfolio--Investment Class                    (3.51)      5.95      15.31      12.03          8.00
T. Rowe Price Equity Income Portfolio--II                       1.59       6.72      11.14        N/A          9.87
Van Eck Worldwide Hard Assets                                  43.33      38.06      35.71      13.28         15.94
Van Kampen UIF Emerging Markets Equity--Class II               38.50      35.20        N/A        N/A         36.19
Victory VIF Diversified Stock--Class A Shares                   8.42       9.23      13.25        N/A         10.91

----------------------------------------------------------------------------------------------------------------------
                                                                       Negative numbers appear in parentheses.


                                                             ---------------------------------------------------------
                                                                                ASSUMING SURRENDER(%)

                                                                                                              SINCE
FOR POLICIES PURCHASED JUNE 2, 2003 AND AFTER                                                              INVESTMENT
                                                                 1          3          5          10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)    YEAR(1)    YEAR(1)    YEAR(1)    INCEPTION(3)
Alger American Small Capitalization--Class S Shares(4)           8.04     13.97      19.52        N/A         17.58
CVS Calvert Social Balanced Portfolio                           (5.06)     1.99       6.31       3.21          5.75
Columbia Small Cap Value Fund, Variable Series--Class B         (9.99)     3.29      13.29        N/A          5.45
Dreyfus IP Technology Growth--Service Shares                     5.73      3.44      10.62        N/A          6.11
Fidelity(R) VIP Contrafund(R)--Service Class 2                   8.38     11.25      15.03       8.82         14.46
Fidelity(R) VIP Equity-Income--Service Class 2                  (6.43)     4.83      10.56       4.97          9.01
Fidelity(R) VIP Mid Cap--Service Class 2                         6.56     11.39      18.87        N/A         16.71
Janus Aspen Series Balanced--Service Shares                      1.90      5.61       7.53        N/A          6.74
Janus Aspen Series Worldwide Growth--Service Shares              1.04      6.95       9.41        N/A          8.96
MainStay VP Balanced--Service Class                             (5.25)      N/A        N/A        N/A          2.88
MainStay VP Bond--Service Class                                 (1.83)     0.48       1.71       4.01          1.05
MainStay VP Capital Appreciation--Service Class                  3.58      4.29       8.15       1.59          6.26
MainStay VP Cash Management--Current 7-day yield is 2.84%(5)    (3.14)     0.48       0.41       2.07          2.42
MainStay VP Common Stock--Service Class                         (3.10)     5.54      10.20       4.58          9.11
MainStay VP Conservative Allocation--Service Class              (0.93)      N/A        N/A        N/A          2.95
MainStay VP Convertible--Service Class                           5.85      6.43       9.05       6.57          7.80
MainStay VP Developing Growth--Service Class                    25.43     15.71      17.43        N/A         15.03
MainStay VP Floating Rate--Service Class                        (5.48)      N/A        N/A        N/A         (0.19)
MainStay VP Government--Service Class                           (1.68)     0.44       1.02       3.66          0.50
MainStay VP Growth Allocation--Service Class                     1.75       N/A        N/A        N/A          6.56
MainStay VP High Yield Corporate Bond--Service Class            (5.71)     1.70       9.79       6.04          6.89
MainStay VP ICAP Select Equity--Service Class(6)                (1.52)     6.24      11.00        N/A          9.51
MainStay VP International Equity--Service Class                 (3.29)    10.02      14.94       7.41         14.17
MainStay VP Large Cap Growth--Service Class                     11.84      6.59       8.36        N/A          6.21
MainStay VP Mid Cap Core--Service Class                         (3.21)     7.65      15.42        N/A         13.75
MainStay VP Mid Cap Growth--Service Class                        6.71      9.82      18.50        N/A         15.93
MainStay VP Mid Cap Value--Service Class                        (8.89)     2.05       9.70        N/A          8.49
MainStay VP Moderate Allocation--Service Class                   0.21       N/A        N/A        N/A          4.45
MainStay VP Moderate Growth Allocation--Service Class            0.82       N/A        N/A        N/A          5.80
MainStay VP S&P 500 Index(7)--Service Class                     (3.03)     4.30       9.65       3.92          7.88
MainStay VP Small Cap Growth--Service Class                    (10.78)    (1.51)      7.87        N/A          5.58
MainStay VP Total Return--Service Class                         (0.92)     3.78       7.01       3.67          5.52
MainStay VP Value--Service Class                                (5.82)     4.79       9.97       3.77          8.98
MFS(R) Investors Trust Series--Service Class                     1.66      6.04       9.85        N/A          8.43
MFS(R) Research Series--Service Class                            4.34      6.35      11.37        N/A          9.93
MFS(R) Utilities Series--Service Class                          17.85     21.24      25.49        N/A         24.84
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S          12.90     12.83        N/A        N/A         14.16
Royce Micro-Cap Portfolio--Investment Class                     (3.93)     8.08      16.43      14.00         13.57
Royce Small-Cap Portfolio--Investment Class                     (9.58)     3.67      14.33      12.03          5.39
T. Rowe Price Equity Income Portfolio--II                       (4.81)     4.43      10.12        N/A          8.77
Van Eck Worldwide Hard Assets                                   34.83     36.56      35.20      13.28         15.94
Van Kampen UIF Emerging Markets Equity--Class II                30.00     33.63        N/A        N/A         35.57
Victory VIF Diversified Stock--Class A Shares                    1.59      6.89      12.21        N/A          9.24

----------------------------------------------------------------------------------------------------------------------
                                                                       Negative numbers appear in parentheses.



PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A CONTRACT, WHEN SURRENDERED MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-598-2019 OR VISIT WWW.NEWYORKLIFE.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT EXPENSE CHARGE OF 1.40%. A POLICY SERVICE CHARGE, EQUAL TO $30 OF THE ACCUMULATION VALUE OF THE POLICY, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND UPON SURRENDER IF THE ACCUMULATION VALUE IS LESS THAN $20,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $20,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE SURRENDER CHARGE (SC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM SC UNDER THE POLICY. THE MAXIMUM SURRENDER CHARGE FOR EACH WITHDRAWAL IS 7%, DECLINING TO 1% BY THE 9TH YEAR AFTER THE INITIAL PREMIUM PAYMENT, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY (THE PENALTY TAX IS INCREASED TO 25% IN THE CASE OF A DISTRIBUTION FROM A SIMPLE IRA WITHIN THE FIRST TWO YEARS OF YOUR PARTICIPATION IN THE SIMPLE IRA PLAN). THE INVESTMENT DIVISIONS OFFERED THROUGH THE NEW YORK LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUNDS PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

NEW YORK LIFE (FORMERLY LIFESTAGES(R)) FLEXIBLE PREMIUM VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2007

                                                                           INVESTMENT
FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003                  PORTFOLIO     DIVISION
                                                              INCEPTION     INCEPTION
INVESTMENT DIVISIONS                                             DATE        DATE(1)
Alger American Small Capitalization--Class O Shares(4)          9/21/88      10/1/96
CVS Calvert Social Balanced Portfolio                            9/2/86       5/1/95
Columbia Small Cap Value Fund, Variable Series--Class B          6/1/00     11/15/04
Dreyfus IP Technology Growth--Initial Shares                    8/31/99       7/6/01
Fidelity(R) VIP Contrafund(R)--Initial Class                     1/3/95      10/1/96
Fidelity(R) VIP Equity-Income--Initial Class                    10/9/86      10/1/96
Fidelity(R) VIP Mid Cap--Service Class 2                        1/12/00       9/8/03
Janus Aspen Series Balanced--Institutional Shares               9/13/93      10/1/96
Janus Aspen Series Worldwide Growth--Institutional Shares       9/13/93      10/1/96
MainStay VP Balanced--Service Class                              5/1/05       5/1/05
MainStay VP Bond--Initial Class                                 1/23/84       5/1/95
MainStay VP Capital Appreciation--Initial Class                 1/29/93       5/1/95
MainStay VP Cash Management--Current 7-day yield is 2.84%(5)    1/29/93       5/1/95
MainStay VP Common Stock--Initial Class                         1/23/84       5/1/95
MainStay VP Conservative Allocation--Service Class              2/13/06      2/13/06
MainStay VP Convertible--Initial Class                          10/1/96      10/1/96
MainStay VP Developing Growth--Initial Class                     5/1/98       5/1/98
MainStay VP Floating Rate--Service Class                         5/1/05       5/1/05
MainStay VP Government--Initial Class                           1/29/93       5/1/95
MainStay VP Growth Allocation--Service Class                    2/13/06      2/13/06
MainStay VP High Yield Corporate Bond--Initial Class             5/1/95       5/1/95
MainStay VP ICAP Select Equity--Initial Class(6)                 5/1/98       5/1/98
MainStay VP International Equity--Initial Class                  5/1/95       5/1/95
MainStay VP Large Cap Growth--Initial Class                      5/1/98       5/1/98
MainStay VP Mid Cap Core--Initial Class                          7/2/01       7/6/01
MainStay VP Mid Cap Growth--Initial Class                        7/2/01       7/6/01
MainStay VP Mid Cap Value--Initial Class                         7/2/01       7/6/01
MainStay VP Moderate Allocation--Service Class                  2/13/06      2/13/06
MainStay VP Moderate Growth Allocation--Service Class           2/13/06      2/13/06
MainStay VP S&P 500 Index(7)--Initial Class                     1/29/93       5/1/95
MainStay VP Small Cap Growth--Initial Class                      7/2/01       7/6/01
MainStay VP Total Return--Initial Class                         1/29/93       5/1/95
MainStay VP Value--Initial Class                                 5/1/95       5/1/95
MFS(R) Investors Trust Series--Initial Class                    10/9/95       5/1/98
MFS(R) Research Series--Initial Class                           7/26/95       5/1/98
MFS(R) Utilities Series--Service Class                           5/1/00       6/2/03
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S          2/18/03       6/2/03
Royce Micro-Cap Portfolio--Investment Class                    12/27/96       5/1/05
Royce Small-Cap Portfolio--Investment Class                    12/27/96       5/1/05
T. Rowe Price Equity Income Portfolio                           3/31/94       5/1/98
Van Eck Worldwide Hard Assets                                    9/1/89       5/1/98
Van Kampen UIF Emerging Markets Equity--Class I                 10/1/96      10/1/96
Victory VIF Diversified Stock--Class A Shares                    7/1/99       5/1/04

-------------------------------------------------------------------------------------
                                                              Negative numbers appear
                                                                  in parentheses.

                                                             ---------------------------------------------------------
                                                                             ASSUMING NO SURRENDER(%)(2)

                                                                                                              SINCE
FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003                                                               INVESTMENT
                                                                 1          3          5          10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)    YEAR(1)    YEAR(1)    YEAR(1)    INCEPTION(3)
Alger American Small Capitalization--Class O Shares(4)         15.60      16.40      20.54       4.06          4.06
CVS Calvert Social Balanced Portfolio                           1.32       4.23       7.30       3.21          5.75
Columbia Small Cap Value Fund, Variable Series--Class B        (3.94)      5.55      14.31        N/A          7.34
Dreyfus IP Technology Growth--Initial Shares                   13.12       6.00      11.92        N/A          0.49
Fidelity(R) VIP Contrafund(R)--Initial Class                   15.95      13.78      16.27       9.05         10.57
Fidelity(R) VIP Equity-Income--Initial Class                    0.11       7.40      11.85       5.19          7.23
Fidelity(R) VIP Mid Cap--Service Class 2                       13.73      13.63      19.71        N/A         17.87
Janus Aspen Series Balanced--Institutional Shares               8.99       8.20       8.80       7.75          8.88
Janus Aspen Series Worldwide Growth--Institutional Shares       8.10       9.57      10.69       4.82          6.35
MainStay VP Balanced--Service Class                             1.12        N/A        N/A        N/A          5.42
MainStay VP Bond--Initial Class                                 5.03       2.95       2.91       4.28          4.53
MainStay VP Capital Appreciation--Initial Class                10.82       6.86       9.43       1.86          5.80
MainStay VP Cash Management--Current 7-day yield is 2.84%(5)    3.37       2.68       1.34       2.07          2.42
MainStay VP Common Stock--Initial Class                         3.67       8.14      11.50       4.85          8.56
MainStay VP Conservative Allocation--Service Class              5.73        N/A        N/A        N/A          6.56
MainStay VP Convertible--Initial Class                         13.26       9.04      10.33       6.83          7.60
MainStay VP Developing Growth--Initial Class                   34.21      18.09      18.62        N/A          3.73
MainStay VP Floating Rate--Service Class                        0.88        N/A        N/A        N/A          2.27
MainStay VP Government--Initial Class                           5.19       2.91       2.21       3.89          4.23
MainStay VP Growth Allocation--Service Class                    8.60        N/A        N/A        N/A         10.30
MainStay VP High Yield Corporate Bond--Initial Class            0.88       4.20      11.08       6.30          7.78
MainStay VP ICAP Select Equity--Initial Class(6)                5.37       8.83      12.30        N/A          3.85
MainStay VP International Equity--Initial Class                 3.47      12.58      16.18       7.68          7.82
MainStay VP Large Cap Growth--Initial Class                    19.66       9.20       9.63        N/A          4.71
MainStay VP Mid Cap Core--Initial Class                         3.56      10.28      16.65        N/A          8.83
MainStay VP Mid Cap Growth--Initial Class                      14.17      12.41      19.64        N/A          7.18
MainStay VP Mid Cap Value--Initial Class                       (2.52)      4.55      10.99        N/A          5.25
MainStay VP Moderate Allocation--Service Class                  6.95        N/A        N/A        N/A          8.12
MainStay VP Moderate Growth Allocation--Service Class           7.60        N/A        N/A        N/A          9.51
MainStay VP S&P 500 Index(7)--Initial Class                     3.75       6.87      10.95       4.19          8.39
MainStay VP Small Cap Growth--Initial Class                    (4.54)      0.89       9.13        N/A          0.98
MainStay VP Total Return--Initial Class                         6.01       6.33       8.27       3.94          6.24
MainStay VP Value--Initial Class                                0.76       7.36      11.27       4.03          7.46
MFS(R) Investors Trust Series--Initial Class                    8.76       8.65      11.15       3.20          1.91
MFS(R) Research Series--Initial Class                          11.62       8.94      12.67       3.67          2.83
MFS(R) Utilities Series--Service Class                         25.77      23.14      26.16        N/A         25.85
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S         20.49      15.01        N/A        N/A         15.33
Royce Micro-Cap Portfolio--Investment Class                     2.52      10.45      17.34      14.00         16.10
Royce Small-Cap Portfolio--Investment Class                    (3.51)      5.95      15.31      12.03          8.00
T. Rowe Price Equity Income Portfolio                           1.82       6.98      11.41       6.14          5.68
Van Eck Worldwide Hard Assets                                  43.33      38.06      35.71      13.28         15.94
Van Kampen UIF Emerging Markets Equity--Class I                38.50      35.22      34.67      12.24         10.75
Victory VIF Diversified Stock--Class A Shares                   8.42       9.23      13.25        N/A         10.91

----------------------------------------------------------------------------------------------------------------------
                                                                       Negative numbers appear in parentheses.


                                                             ---------------------------------------------------------
                                                                                ASSUMING SURRENDER(%)

                                                                                                              SINCE
FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003                                                               INVESTMENT
                                                                 1          3          5          10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)    YEAR(1)    YEAR(1)    YEAR(1)    INCEPTION(3)
Alger American Small Capitalization--Class O Shares(4)           8.32     14.27      19.72       4.06          4.06
CVS Calvert Social Balanced Portfolio                           (5.06)     1.99       6.31       3.21          5.75
Columbia Small Cap Value Fund, Variable Series--Class B         (9.99)     3.29      13.29        N/A          5.45
Dreyfus IP Technology Growth--Initial Shares                     5.99      3.72      10.90        N/A          0.07
Fidelity(R) VIP Contrafund(R)--Initial Class                     8.64     11.55      15.32       9.05         10.57
Fidelity(R) VIP Equity-Income--Initial Class                    (6.20)     5.09      10.83       5.19          7.23
Fidelity(R) VIP Mid Cap--Service Class 2                         6.56     11.39      18.87        N/A         16.71
Janus Aspen Series Balanced--Institutional Shares                2.12      5.88       7.80       7.75          8.88
Janus Aspen Series Worldwide Growth--Institutional Shares        1.29      7.22       9.68       4.82          6.35
MainStay VP Balanced--Service Class                             (5.25)      N/A        N/A        N/A          2.88
MainStay VP Bond--Initial Class                                 (1.59)     0.74       1.97       4.28          4.53
MainStay VP Capital Appreciation--Initial Class                  3.84      4.57       8.43       1.86          5.80
MainStay VP Cash Management--Current 7-day yield is 2.84%(5)    (3.14)     0.48       0.41       2.07          2.42
MainStay VP Common Stock--Initial Class                         (2.86)     5.82      10.48       4.85          8.56
MainStay VP Conservative Allocation--Service Class              (0.93)      N/A        N/A        N/A          2.95
MainStay VP Convertible--Initial Class                           6.13      6.70       9.32       6.83          7.60
MainStay VP Developing Growth--Initial Class                    25.75     16.03      17.74        N/A          3.73
MainStay VP Floating Rate--Service Class                        (5.48)      N/A        N/A        N/A         (0.19)
MainStay VP Government--Initial Class                           (1.43)     0.70       1.27       3.89          4.23
MainStay VP Growth Allocation--Service Class                     1.75       N/A        N/A        N/A          6.56
MainStay VP High Yield Corporate Bond--Initial Class            (5.48)     1.97      10.06       6.30          7.78
MainStay VP ICAP Select Equity--Initial Class(6)                (1.27)     6.49      11.27        N/A          3.85
MainStay VP International Equity--Initial Class                 (3.05)    10.30      15.23       7.68          7.82
MainStay VP Large Cap Growth--Initial Class                     12.12      6.85       8.63        N/A          4.71
MainStay VP Mid Cap Core--Initial Class                         (2.96)     7.92      15.72        N/A          8.37
MainStay VP Mid Cap Growth--Initial Class                        6.98     10.12      18.80        N/A          6.73
MainStay VP Mid Cap Value--Initial Class                        (8.67)     2.30       9.97        N/A          4.81
MainStay VP Moderate Allocation--Service Class                   0.21       N/A        N/A        N/A          4.45
MainStay VP Moderate Growth Allocation--Service Class            0.82       N/A        N/A        N/A          5.80
MainStay VP S&P 500 Index(7)--Initial Class                     (2.78)     4.57       9.93       4.19          8.39
MainStay VP Small Cap Growth--Initial Class                    (10.56)    (1.27)      8.13        N/A          0.55
MainStay VP Total Return--Initial Class                         (0.67)     4.05       7.28       3.94          6.24
MainStay VP Value--Initial Class                                (5.59)     5.06      10.25       4.03          7.46
MFS(R) Investors Trust Series--Initial Class                     1.91      6.32      10.13       3.20          1.91
MFS(R) Research Series--Initial Class                            4.59      6.60      11.64       3.67          2.83
MFS(R) Utilities Series--Service Class                          17.85     21.24      25.49        N/A         24.84
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S          12.90     12.83        N/A        N/A         14.16
Royce Micro-Cap Portfolio--Investment Class                     (3.93)     8.08      16.43      14.00         13.57
Royce Small-Cap Portfolio--Investment Class                     (9.58)     3.67      14.33      12.03          5.39
T. Rowe Price Equity Income Portfolio                           (4.59)     4.68      10.39       6.14          5.68
Van Eck Worldwide Hard Assets                                   34.83     36.56      35.20      13.28         15.94
Van Kampen UIF Emerging Markets Equity--Class I                 30.00     33.65      34.15      12.24         10.75
Victory VIF Diversified Stock--Class A Shares                    1.59      6.89      12.21        N/A          9.24

----------------------------------------------------------------------------------------------------------------------
                                                                       Negative numbers appear in parentheses.



PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A CONTRACT, WHEN SURRENDERED MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-598-2019 OR VISIT WWW.NEWYORKLIFE.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT EXPENSE CHARGE OF 1.40%. A POLICY SERVICE CHARGE, EQUAL TO $30 OF THE ACCUMULATION VALUE OF THE POLICY, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND UPON SURRENDER IF THE ACCUMULATION VALUE IS LESS THAN $20,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $20,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE SURRENDER CHARGE (SC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM SC UNDER THE POLICY. THE MAXIMUM SURRENDER CHARGE FOR EACH WITHDRAWAL IS 7%, DECLINING TO 1% BY THE 9TH YEAR AFTER THE INITIAL PREMIUM PAYMENT, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY (THE PENALTY TAX IS INCREASED TO 25% IN THE CASE OF A DISTRIBUTION FROM A SIMPLE IRA WITHIN THE FIRST TWO YEARS OF YOUR PARTICIPATION IN THE SIMPLE IRA PLAN). THE INVESTMENT DIVISIONS OFFERED THROUGH THE NEW YORK LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUNDS PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

NEW YORK LIFE (FORMERLY LIFESTAGES(R)) FLEXIBLE PREMIUM VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2007

(1) This version of the New York Life Flexible Premium Variable Annuity was first offered on October 1, 1999. Certain Portfolios existed prior to the date that they were added as an Investment Division of the NYLIAC Variable Annuity Separate Account III. The performance for the MainStay VP Series Fund, Inc. Service Class portfolios are based on the Initial Class Portfolio Inception Date (where applicable). The performance for all other funds is based on the Portfolio Inception Date reflected in the performance summary. The hypothetical performance of the Investment Divisions was derived from the performance of the corresponding Portfolios, modified to reflect Separate Account Expense Charge and Fund annual expenses as if the policy has been available during the periods shown.

    The performance shown is for the indicated classes/shares only.

    FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003, these Investment Divisions impose a 12b-1 fee except for CVS Calvert Social Balanced Portfolio, MainStay VP Cash Management, Royce Micro-Cap Portfolio--Investment Class, Royce Small-Cap Portfolio--Investment Class and Van Eck Worldwide Hard Assets.

    FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003, these Investment Divisions do not impose a 12b-1 fee except for Fidelity(R) VIP Mid Cap--Service Class 2 which was added on September 8, 2003, Victory VIF Diversified Stock--Class A Shares, MFS(R) Utilities Series--Service Class, Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S which were added on May 1, 2004, Columbia Small Cap Value Fund, Variable Series--Class B which was added on November 15, 2004, MainStay VP Floating Rate--Service Class and MainStay VP Balanced--Service Class which were added on May 1, 2005, and MainStay VP Conservative Allocation--Service Class, MainStay VP Growth Allocation--Service Class, MainStay VP Moderate Allocation--Service Class and MainStay VP Moderate Growth Allocation--Service Class which were added on February 13, 2006.

    Performance for the classes/shares that impose a 12b-1 fee may be lower than the returns for those classes/shares that do not impose this fee.

(2) Assumes no deduction for surrender charges.

(3) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(4) New allocations to the Alger American Small Capitalization--Class O and Class S Shares Investment Divisions, will not be accepted from policyowners who were not invested in the investment division as of June 1, 2007.

(5) AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE CURRENT YIELD AS OF DECEMBER 31, 2007 MORE CLOSELY REFLECTS THE PORTFOLIO'S EARNINGS THAN THE TOTAL RETURN FIGURES SHOWN.

(6) The MainStay VP Income & Growth--Initial and Service Class Portfolios merged with and into the MainStay VP ICAP Select Equity--Initial and Service Class Portfolios on August 17, 2007.

(7) The S&P 500(R) Index is an unmanaged index and is widely regarded as the standard for measuring Large-Cap U.S. stock market performance. "S&P 500" is a trademark of the McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index Portfolio. The MainStay VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard and Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index Portfolio. Investors cannot directly purchase an Index.

Historically, certain fees have been assumed or reduced by some of the portfolios. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

SMRU # 362146 CV

NEW YORK LIFE (FORMERLY LIFESTAGES(R)) ACCESS VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III
AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2007


                                                                           INVESTMENT
FOR POLICIES PURCHASED NOVEMBER 15, 2004 AND AFTER            PORTFOLIO     DIVISION
                                                              INCEPTION     INCEPTION
INVESTMENT DIVISIONS                                             DATE        DATE(1)
Alger American Small Capitalization--Class S Shares(3)           5/1/02     11/15/04
CVS Calvert Social Balanced Portfolio                            9/2/86     11/15/04
Columbia Small Cap Value Fund, Variable Series--Class B          6/1/00     11/15/04
Dreyfus IP Technology Growth--Service Shares                   12/29/00     11/15/04
Fidelity(R) VIP Contrafund(R)--Service Class 2                  1/12/00     11/15/04
Fidelity(R) VIP Equity-Income--Service Class 2                  1/12/00     11/15/04
Fidelity(R) VIP Mid Cap--Service Class 2                        1/12/00     11/15/04
Janus Aspen Series Balanced--Service Shares                    12/31/99     11/15/04
Janus Aspen Series Worldwide Growth--Service Shares            12/31/99     11/15/04
MainStay VP Balanced--Service Class                              5/1/05       5/1/05
MainStay VP Bond--Service Class                                  6/2/03     11/15/04
MainStay VP Capital Appreciation--Service Class                  6/2/03     11/15/04
MainStay VP Cash Management--Current 7-day yield is 2.69%(4)    1/29/03     11/15/04
MainStay VP Common Stock--Service Class                          6/2/03     11/15/04
MainStay VP Conservative Allocation--Service Class              2/13/06      2/13/06
MainStay VP Convertible--Service Class                           6/2/03     11/15/04
MainStay VP Developing Growth--Service Class                     6/2/03     11/15/04
MainStay VP Floating Rate--Service Class                         5/1/05       5/1/05
MainStay VP Government--Service Class                            6/2/03     11/15/04
MainStay VP Growth Allocation--Service Class                    2/13/06      2/13/06
MainStay VP High Yield Corporate Bond--Service Class             6/2/03     11/15/04
MainStay VP ICAP Select Equity--Service Class(5)                 6/2/03     11/15/04
MainStay VP International Equity--Service Class                  6/2/03     11/15/04
MainStay VP Large Cap Growth--Service Class                      6/2/03     11/15/04
MainStay VP Mid Cap Core--Service Class                          6/2/03     11/15/04
MainStay VP Mid Cap Growth--Service Class                        6/2/03     11/15/04
MainStay VP Mid Cap Value--Service Class                         6/2/03     11/15/04
MainStay VP Moderate Allocation--Service Class                  2/13/06      2/13/06
MainStay VP Moderate Growth Allocation--Service Class           2/13/06      2/13/06
MainStay VP S&P 500 Index(6)--Service Class                      6/2/03     11/15/04
MainStay VP Small Cap Growth--Service Class                      6/2/03     11/15/04
MainStay VP Total Return--Service Class                          6/2/03     11/15/04
MainStay VP Value--Service Class                                 6/2/03     11/15/04
MFS(R) Investors Trust Series--Service Class                     5/1/00     11/15/04
MFS(R) Research Series--Service Class                            5/1/00     11/15/04
MFS(R) Utilities Series--Service Class                           5/1/00     11/15/04
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S          2/18/03     11/15/04
Royce Micro-Cap Portfolio--Investment Class                    12/27/96       5/1/05
Royce Small-Cap Portfolio--Investment Class                    12/27/96       5/1/05
T. Rowe Price Equity Income Portfolio--II                       4/30/02     11/15/04
Van Eck Worldwide Hard Assets                                    9/1/89     11/15/04
Van Kampen UIF Emerging Markets Equity--Class II                1/10/03     11/15/04
Victory VIF Diversified Stock--Class A Shares                    7/1/99     11/15/04
-------------------------------------------------------------------------------------
                                                              Negative numbers appear
                                                                  in parentheses.

                                                                                                              SINCE
FOR POLICIES PURCHASED NOVEMBER 15, 2004 AND AFTER                                                         INVESTMENT
                                                                 1          3          5          10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)    YEAR(1)    YEAR(1)    YEAR(1)    INCEPTION(2)
Alger American Small Capitalization--Class S Shares(3)         15.13      15.93      20.16        N/A         16.87
CVS Calvert Social Balanced Portfolio                           1.17       4.07       7.14       3.05          0.61
Columbia Small Cap Value Fund, Variable Series--Class B        (4.08)      5.39      14.13        N/A          6.12
Dreyfus IP Technology Growth--Service Shares                   12.67       5.55      11.47        N/A          8.46
Fidelity(R) VIP Contrafund(R)--Service Class 2                 15.49      13.33      15.81       8.66         13.81
Fidelity(R) VIP Equity-Income--Service Class 2                 (0.29)      6.97      11.41       4.81          7.45
Fidelity(R) VIP Mid Cap--Service Class 2                       13.55      13.46      19.53        N/A         15.84
Janus Aspen Series Balanced--Service Shares                     8.58       7.76       8.36        N/A          8.28
Janus Aspen Series Worldwide Growth--Service Shares             7.67       9.13      10.25        N/A          9.67
MainStay VP Balanced--Service Class                             0.97        N/A        N/A        N/A          5.23
MainStay VP Bond--Service Class                                 4.61       2.53       2.50       3.85          2.53
MainStay VP Capital Appreciation--Service Class                10.38       6.42       8.99       1.44          7.26
MainStay VP Cash Management--Current 7-day yield is 2.69%(4)    3.21       2.53       1.19       1.92          1.40
MainStay VP Common Stock--Service Class                         3.26       7.70      11.05       4.43          8.09
MainStay VP Conservative Allocation--Service Class              5.57        N/A        N/A        N/A          6.51
MainStay VP Convertible--Service Class                         12.80       8.60       9.89       6.41          8.89
MainStay VP Developing Growth--Service Class                   33.66      17.61      18.14        N/A         17.61
MainStay VP Floating Rate--Service Class                        0.72        N/A        N/A        N/A          2.34
MainStay VP Government--Service Class                           4.77       2.49       1.80       3.47          2.46
MainStay VP Growth Allocation--Service Class                    8.43        N/A        N/A        N/A          8.83
MainStay VP High Yield Corporate Bond--Service Class            0.48       3.78      10.64       5.88          4.25
MainStay VP ICAP Select Equity--Service Class(5)                4.95       8.41      11.86        N/A          9.82
MainStay VP International Equity--Service Class                 3.05      12.14      15.72       7.25         12.56
MainStay VP Large Cap Growth--Service Class                    19.18       8.77       9.20        N/A         13.82
MainStay VP Mid Cap Core--Service Class                         3.15       9.84      16.18        N/A         10.42
MainStay VP Mid Cap Growth--Service Class                      13.71      11.95      19.17        N/A         12.71
MainStay VP Mid Cap Value--Service Class                       (2.91)      4.13      10.55        N/A          4.97
MainStay VP Moderate Allocation--Service Class                  6.79        N/A        N/A        N/A          7.36
MainStay VP Moderate Growth Allocation--Service Class           7.44        N/A        N/A        N/A          8.48
MainStay VP S&P 500 Index(6)--Service Class                     3.34       6.43      10.50       3.77          7.07
MainStay VP Small Cap Growth--Service Class                    (4.93)      0.49       8.70        N/A          1.45
MainStay VP Total Return--Service Class                         5.59       5.89       7.84       3.51          6.21
MainStay VP Value--Service Class                                0.36       6.93      10.83       3.61          7.41
MFS(R) Investors Trust Series--Service Class                    8.33       8.20      10.70        N/A         10.25
MFS(R) Research Series--Service Class                          11.18       8.52      12.23        N/A         10.09
MFS(R) Utilities Series--Service Class                         25.59      22.96      25.97        N/A         26.67
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S         20.31      14.84        N/A        N/A         16.42
Royce Micro-Cap Portfolio--Investment Class                     2.37      10.28      17.17      13.82         16.55
Royce Small-Cap Portfolio--Investment Class                    (3.65)      5.79      15.14      11.86          5.87
T. Rowe Price Equity Income Portfolio--II                       1.44       6.56      10.97        N/A          7.46
Van Eck Worldwide Hard Assets                                  43.11      37.86      35.50      13.11         21.25
Van Kampen UIF Emerging Markets Equity--Class II               38.29      35.00        N/A        N/A         36.51
Victory VIF Diversified Stock--Class A Shares                   8.03       8.85      12.85        N/A          9.31
----------------------------------------------------------------------------------------------------------------------
                                                                       Negative numbers appear in parentheses.


PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A CONTRACT, WHEN SURRENDERED MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-598-2019 OR VISIT WWW.NEWYORKLIFE.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT EXPENSE CHARGE OF 1.55%. A POLICY SERVICE CHARGE, EQUAL TO $40 OF THE ACCUMULATION VALUE OF THE POLICY, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND UPON SURRENDER IF THE ACCUMULATION VALUE IS LESS THAN $50,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $50,000.

NO SURRENDER CHARGES ARE ASSESSED UNDER THE NEW YORK LIFE ACCESS VARIABLE ANNUITY. THEREFORE, THE VALUES SHOWN ARE APPLICABLE IF THE POLICY IS SURRENDERED OR NOT SURRENDERED. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY (THE PENALTY TAX IS INCREASED TO 25% IN THE CASE OF A DISTRIBUTION FROM A SIMPLE IRA WITHIN THE FIRST TWO YEARS OF YOUR PARTICIPATION IN THE SIMPLE IRA PLAN). THE INVESTMENT DIVISIONS OFFERED THROUGH THE NEW YORK LIFE ACCESS VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUNDS PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

NEW YORK LIFE (FORMERLY LIFESTAGES(R)) ACCESS VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III
AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2007


                                                                           INVESTMENT
FOR POLICIES PURCHASED PRIOR TO NOVEMBER 15, 2004             PORTFOLIO     DIVISION
                                                              INCEPTION     INCEPTION
INVESTMENT DIVISIONS                                             DATE        DATE(1)
Alger American Small Capitalization--Class O Shares(3)          9/21/88      3/13/00
CVS Calvert Social Balanced Portfolio                            9/2/86      3/13/00
Columbia Small Cap Value Fund, Variable Series--Class B          6/1/00     11/15/04
Dreyfus IP Technology Growth--Initial Shares                    8/31/99      3/13/00
Fidelity(R) VIP Contrafund(R)--Initial Class                     1/3/95      3/13/00
Fidelity(R) VIP Equity-Income--Initial Class                    10/9/86      3/13/00
Fidelity(R) VIP Mid Cap--Service Class 2                        1/12/00       9/8/03
Janus Aspen Series Balanced--Institutional Shares               9/13/93      3/13/00
Janus Aspen Series Worldwide Growth--Institutional Shares       9/13/93      3/13/00
MainStay VP Balanced--Service Class                              5/1/05       5/1/05
MainStay VP Bond--Initial Class                                 1/23/84      3/13/00
MainStay VP Capital Appreciation--Initial Class                 1/29/93      3/13/00
MainStay VP Cash Management--Current 7-day yield is 2.69%(4)    1/29/93      3/13/00
MainStay VP Common Stock--Initial Class                         1/23/84      3/13/00
MainStay VP Conservative Allocation--Service Class              2/13/06      2/13/06
MainStay VP Convertible--Initial Class                          10/1/96      3/13/00
MainStay VP Developing Growth--Initial Class                     5/1/98      3/13/00
MainStay VP Floating Rate--Service Class                         5/1/05       5/1/05
MainStay VP Government--Initial Class                           1/29/93      3/13/00
MainStay VP Growth Allocation--Service Class                    2/13/06      2/13/06
MainStay VP High Yield Corporate Bond--Initial Class             5/1/95      3/13/00
MainStay VP ICAP Select Equity--Initial Class(5)                 5/1/98      3/13/00
MainStay VP International Equity--Initial Class                  5/1/95      3/13/00
MainStay VP Large Cap Growth--Initial Class                      5/1/98      3/13/00
MainStay VP Mid Cap Core--Initial Class                          7/2/01       7/6/01
MainStay VP Mid Cap Growth--Initial Class                        7/2/01       7/6/01
MainStay VP Mid Cap Value--Initial Class                         7/2/01       7/6/01
MainStay VP Moderate Allocation--Service Class                  2/13/06      2/13/06
MainStay VP Moderate Growth Allocation--Service Class           2/13/06      2/13/06
MainStay VP S&P 500 Index(6)--Initial Class                     1/29/93      3/13/00
MainStay VP Small Cap Growth--Initial Class                      7/2/01       7/6/01
MainStay VP Total Return--Initial Class                         1/29/93      3/13/00
MainStay VP Value--Initial Class                                 5/1/95      3/13/00
MFS(R) Investors Trust Series--Initial Class                    10/9/95      3/13/00
MFS(R) Research Series--Initial Class                           7/26/95      3/13/00
MFS(R) Utilities Series--Service Class                           5/1/00       5/1/04
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S          2/18/03       5/1/04
Royce Micro-Cap Portfolio--Investment Class                    12/27/96       5/1/05
Royce Small-Cap Portfolio--Investment Class                    12/27/96       5/1/05
T. Rowe Price Equity Income Portfolio                           3/31/94      3/13/00
Van Eck Worldwide Hard Assets                                    9/1/89      3/13/00
Van Kampen UIF Emerging Markets Equity--Class I                 10/1/96      3/13/00
Victory VIF Diversified Stock--Class A Shares                    7/1/99       5/1/04
-------------------------------------------------------------------------------------
                                                              Negative numbers appear
                                                                  in parentheses.

                                                                                                              SINCE
FOR POLICIES PURCHASED PRIOR TO NOVEMBER 15, 2004                                                          INVESTMENT
                                                                 1          3          5          10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)    YEAR(1)    YEAR(1)    YEAR(1)    INCEPTION(2)
Alger American Small Capitalization--Class O Shares(3)         15.43      16.22      20.36       3.91          1.13
CVS Calvert Social Balanced Portfolio                           1.17       4.07       7.14       3.05          0.61
Columbia Small Cap Value Fund, Variable Series--Class B        (4.08)      5.39      14.13        N/A          6.12
Dreyfus IP Technology Growth--Initial Shares                   12.95       5.84      11.75        N/A          3.64
Fidelity(R) VIP Contrafund(R)--Initial Class                   15.77      13.61      16.09       8.89          6.50
Fidelity(R) VIP Equity-Income--Initial Class                   (0.04)      7.24      11.69       5.04          4.71
Fidelity(R) VIP Mid Cap--Service Class 2                       13.55      13.46      19.53        N/A         15.84
Janus Aspen Series Balanced--Institutional Shares               8.83       8.04       8.64       7.59          3.92
Janus Aspen Series Worldwide Growth--Institutional Shares       7.93       9.40      10.52       4.67         (2.17)
MainStay VP Balanced--Service Class                             0.97        N/A        N/A        N/A          5.23
MainStay VP Bond--Initial Class                                 4.87       2.80       2.76       4.12          4.69
MainStay VP Capital Appreciation--Initial Class                10.65       6.70       9.27       1.71         (3.53)
MainStay VP Cash Management--Current 7-day yield is 2.69%(4)    3.21       2.53       1.19       1.92          1.40
MainStay VP Common Stock--Initial Class                         3.52       7.98      11.33       4.69         (0.32)
MainStay VP Conservative Allocation--Service Class              5.57        N/A        N/A        N/A          6.51
MainStay VP Convertible--Initial Class                         13.08       8.88      10.17       6.67          3.33
MainStay VP Developing Growth--Initial Class                   34.00      17.92      18.44        N/A          4.22
MainStay VP Floating Rate--Service Class                        0.72        N/A        N/A        N/A          2.34
MainStay VP Government--Initial Class                           5.04       2.75       2.06       3.74          3.93
MainStay VP Growth Allocation--Service Class                    8.43        N/A        N/A        N/A          8.83
MainStay VP High Yield Corporate Bond--Initial Class            0.73       4.05      10.91       6.14          6.57
MainStay VP ICAP Select Equity--Initial Class(5)                5.20       8.67      12.13        N/A          3.86
MainStay VP International Equity--Initial Class                 3.31      12.41      16.01       7.52          6.23
MainStay VP Large Cap Growth--Initial Class                    19.47       9.03       9.47        N/A         (1.84)
MainStay VP Mid Cap Core--Initial Class                         3.40      10.12      16.47        N/A         11.21
MainStay VP Mid Cap Growth--Initial Class                      14.00      12.24      19.46        N/A         11.64
MainStay VP Mid Cap Value--Initial Class                       (2.67)      4.39      10.83        N/A          5.06
MainStay VP Moderate Allocation--Service Class                  6.79        N/A        N/A        N/A          7.36
MainStay VP Moderate Growth Allocation--Service Class           7.44        N/A        N/A        N/A          8.48
MainStay VP S&P 500 Index(6)--Initial Class                     3.60       6.71      10.78       4.03          0.52
MainStay VP Small Cap Growth--Initial Class                    (4.69)      0.74       8.97        N/A          1.30
MainStay VP Total Return--Initial Class                         5.85       6.17       8.11       3.79         (0.25)
MainStay VP Value--Initial Class                                0.61       7.20      11.10       3.88          4.91
MFS(R) Investors Trust Series--Initial Class                    8.60       8.49      10.98       3.04          0.74
MFS(R) Research Series--Initial Class                          11.45       8.77      12.51       3.51         (1.10)
MFS(R) Utilities Series--Service Class                         25.59      22.96      25.97        N/A         26.67
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S         20.31      14.84        N/A        N/A         16.42
Royce Micro-Cap Portfolio--Investment Class                     2.37      10.28      17.17      13.82         16.55
Royce Small-Cap Portfolio--Investment Class                    (3.65)      5.79      15.14      11.86          5.87
T. Rowe Price Equity Income Portfolio                           1.67       6.82      11.25       5.98          6.54
Van Eck Worldwide Hard Assets                                  43.11      37.86      35.50      13.11         21.25
Van Kampen UIF Emerging Markets Equity--Class I                38.28      35.01      34.47      12.08         11.50
Victory VIF Diversified Stock--Class A Shares                   8.03       8.85      12.85        N/A          9.31
----------------------------------------------------------------------------------------------------------------------
                                                                       Negative numbers appear in parentheses.


PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A CONTRACT, WHEN SURRENDERED MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-598-2019 OR VISIT WWW.NEWYORKLIFE.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT EXPENSE CHARGE OF 1.55%. A POLICY SERVICE CHARGE, EQUAL TO $40 OF THE ACCUMULATION VALUE OF THE POLICY, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND UPON SURRENDER IF THE ACCUMULATION VALUE IS LESS THAN $50,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $50,000.

NO SURRENDER CHARGES ARE ASSESSED UNDER THE NEW YORK LIFE ACCESS VARIABLE ANNUITY. THEREFORE, THE VALUES SHOWN ARE APPLICABLE IF THE POLICY IS SURRENDERED OR NOT SURRENDERED. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY (THE PENALTY TAX IS INCREASED TO 25% IN THE CASE OF A DISTRIBUTION FROM A SIMPLE IRA WITHIN THE FIRST TWO YEARS OF YOUR PARTICIPATION IN THE SIMPLE IRA PLAN.) THE INVESTMENT DIVISIONS OFFERED THROUGH THE NEW YORK LIFE ACCESS VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUNDS PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

NEW YORK LIFE (FORMERLY LIFESTAGES(R)) ACCESS VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III
AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2007

(1) The New York Life Access Variable Annuity was re-introduced for new sales on November 15, 2004. Policies issued before this date do not allow additional premium payments to be made. These policyholders can continue to reallocate their current premiums within the New York Life Access Variable Annuity and existing policies will continue to be serviced. Certain Portfolios and Investment Divisions existed prior to this date. The performance for the MainStay VP Series Fund, Inc. Service Class portfolios are based on the Initial Class Portfolio Inception Date (where applicable). The performance for all other funds is based on the Portfolio Inception Date reflected in the performance summary. The hypothetical performance has been modified to reflect Separate Account Expense Charge and Fund annual expenses as if the policy had been available during the periods shown. The New York Life Access Variable Annuity invests in NYLIAC Variable Annuity Separate Account III.

    The performance shown is for the indicated classes/shares only.

    FOR POLICIES PURCHASED ON OR AFTER NOVEMBER 15, 2004, these Investment Divisions impose a 12b-1 fee except for CVS Calvert Social Balanced Portfolio, MainStay VP Cash Management, Royce Micro-Cap
    Portfolio--Investment Class, Royce Small-Cap Portfolio--Investment Class and Van Eck Worldwide Hard Assets.

    FOR POLICIES PURCHASED PRIOR TO NOVEMBER 15, 2004, these Investment Divisions do not impose a 12b-1 fee except for Fidelity(R) VIP Mid Cap--Service Class 2 which was added on September 8, 2003, Victory VIF Diversified Stock--Class A Shares, MFS(R) Utilities Series--Service Class, Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S which were added on May 1, 2004, Columbia Small Cap Value Fund, Variable Series--Class B which was added on November 15, 2004, MainStay VP Floating Rate--Service Class and MainStay VP Balanced--Service Class which were added on May 1, 2005, and MainStay VP Conservative Allocation--Service Class, MainStay VP Growth Allocation--Service Class, MainStay VP Moderate Allocation--Service Class and MainStay VP Moderate Growth Allocation--Service Class which were added on February 13, 2006.

    Performance for the classes/shares that impose a 12b-1 fee may be lower than the returns for those classes/shares that do not impose this fee.

(2) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(3) New allocations to the Alger American Small Capitalization--Class O and Class S Shares Investment Divisions, will not be accepted from policyowners who were not invested in the investment division as of June 1, 2007.

(4) AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE CURRENT YIELD AS OF DECEMBER 31, 2007 MORE CLOSELY REFLECTS THE PORTFOLIO'S EARNINGS THAN THE TOTAL RETURN FIGURES SHOWN.

(5) The MainStay VP Income & Growth--Initial and Service Class Portfolios merged with and into the MainStay VP ICAP Select Equity--Initial and Service Class Portfolios on August 17, 2007.

(6) The S&P 500(R) Index is an unmanaged index and is widely regarded as the standard for measuring Large-Cap U.S. stock market performance. "S&P 500" is a trademark of the McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index Portfolio. The MainStay VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard and Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index Portfolio. Investors cannot directly purchase an Index.

Historically, certain fees have been assumed or reduced by some of the portfolios. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

This product is not available in all states.

SMRU # 362146 CV

NEW YORK LIFE (FORMERLY LIFESTAGES(R)) PREMIUM PLUS VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III
AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2007

                                                                           INVESTMENT
FOR POLICIES PURCHASED JUNE 2, 2003 AND AFTER                 PORTFOLIO     DIVISION
                                                              INCEPTION     INCEPTION
INVESTMENT DIVISIONS                                             DATE        DATE(1)
Alger American Small Capitalization--Class S Shares(4)           5/1/02       6/2/03
CVS Calvert Social Balanced Portfolio                            9/2/86       6/2/03
Columbia Small Cap Value Fund, Variable Series--Class B          6/1/00     11/15/04
Dreyfus IP Technology Growth--Service Shares                   12/29/00       6/2/03
Fidelity(R) VIP Contrafund(R)--Service Class 2                  1/12/00       6/2/03
Fidelity(R) VIP Equity-Income--Service Class 2                  1/12/00       6/2/03
Fidelity(R) VIP Mid Cap--Service Class 2                        1/12/00       9/8/03
Janus Aspen Series Balanced--Service Shares                    12/31/99       6/2/03
Janus Aspen Series Worldwide Growth--Service Shares            12/31/99       6/2/03
MainStay VP Balanced--Service Class                              5/1/05       5/1/05
MainStay VP Bond--Service Class                                  6/2/03       6/2/03
MainStay VP Capital Appreciation--Service Class                  6/2/03       6/2/03
MainStay VP Cash Management--Current 7-day yield is 2.63%(5)     6/2/03       6/2/03
MainStay VP Common Stock--Service Class                          6/2/03       6/2/03
MainStay VP Conservative Allocation--Service Class              2/13/06      2/13/06
MainStay VP Convertible--Service Class                           6/2/03       6/2/03
MainStay VP Developing Growth--Service Class                     6/2/03       6/2/03
MainStay VP Floating Rate--Service Class                         5/1/05       5/1/05
MainStay VP Government--Service Class                            6/2/03       6/2/03
MainStay VP Growth Allocation--Service Class                    2/13/06      2/13/06
MainStay VP High Yield Corporate Bond--Service Class             6/2/03       6/2/03
MainStay VP ICAP Select Equity--Service Class(6)                 6/2/03       6/2/03
MainStay VP International Equity--Service Class                  6/2/03       6/2/03
MainStay VP Large Cap Growth--Service Class                      6/2/03       6/2/03
MainStay VP Mid Cap Core--Service Class                          6/2/03       6/2/03
MainStay VP Mid Cap Growth--Service Class                        6/2/03       6/2/03
MainStay VP Mid Cap Value--Service Class                         6/2/03       6/2/03
MainStay VP Moderate Allocation--Service Class                  2/13/06      2/13/06
MainStay VP Moderate Growth Allocation--Service Class           2/13/06      2/13/06
MainStay VP S&P 500 Index(7)--Service Class                      6/2/03       6/2/03
MainStay VP Small Cap Growth--Service Class                      6/2/03       6/2/03
MainStay VP Total Return--Service Class                          6/2/03       6/2/03
MainStay VP Value--Service Class                                 6/2/03       6/2/03
MFS(R) Investors Trust Series--Service Class                     5/1/00       6/2/03
MFS(R) Research Series--Service Class                            5/1/00       6/2/03
MFS(R) Utilities Series--Service Class                           5/1/00       6/2/03
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S          2/18/03       6/2/03
Royce Micro-Cap Portfolio--Investment Class                    12/27/96       5/1/05
Royce Small-Cap Portfolio--Investment Class                    12/27/96       5/1/05
T. Rowe Price Equity Income Portfolio--II                       4/30/02       6/2/03
Van Eck Worldwide Hard Assets                                    9/1/89       6/2/03
Van Kampen UIF Emerging Markets Equity--Class II                1/10/03       6/2/03
Victory VIF Diversified Stock--Class A Shares                    7/1/99       5/1/04

-------------------------------------------------------------------------------------
                                                              Negative numbers appear
                                                                  in parentheses.

                                                             ---------------------------------------------------------
                                                                             ASSUMING NO SURRENDER(%)(2)

                                                                                                              SINCE
FOR POLICIES PURCHASED JUNE 2, 2003 AND AFTER                                                              INVESTMENT
                                                                 1          3          5          10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)    YEAR(1)    YEAR(1)    YEAR(1)    INCEPTION(3)
Alger American Small Capitalization--Class S Shares(4)         15.07      15.88      20.10        N/A         18.37
CVS Calvert Social Balanced Portfolio                           1.12       4.02       7.08       3.00          0.20
Columbia Small Cap Value Fund, Variable Series--Class B        (4.13)      5.34      14.08        N/A          7.02
Dreyfus IP Technology Growth--Service Shares                   12.61       5.50      11.42        N/A          6.82
Fidelity(R) VIP Contrafund(R)--Service Class 2                 15.43      13.27      15.75       8.60         15.17
Fidelity(R) VIP Equity-Income--Service Class 2                 (0.34)      6.91      11.36       4.76          9.65
Fidelity(R) VIP Mid Cap--Service Class 2                       13.50      13.40      19.47        N/A         17.67
Janus Aspen Series Balanced--Service Shares                     8.53       7.71       8.31        N/A          7.77
Janus Aspen Series Worldwide Growth--Service Shares             7.62       9.08      10.20        N/A          9.71
MainStay VP Balanced--Service Class                             0.91        N/A        N/A        N/A          5.22
MainStay VP Bond--Service Class                                 4.56       2.48       2.45       3.80          1.89
MainStay VP Capital Appreciation--Service Class                10.32       6.37       8.94       1.39          7.41
MainStay VP Cash Management--Current 7-day yield is 2.63%(5)    3.16       2.48       1.14       1.87          1.28
MainStay VP Common Stock--Service Class                         3.21       7.64      10.99       4.38          9.89
MainStay VP Conservative Allocation--Service Class              5.51        N/A        N/A        N/A          6.38
MainStay VP Convertible--Service Class                         12.75       8.55       9.84       6.35          8.80
MainStay VP Developing Growth--Service Class                   33.59      17.55      18.08        N/A         15.65
MainStay VP Floating Rate--Service Class                        0.67        N/A        N/A        N/A          2.08
MainStay VP Government--Service Class                           4.72       2.43       1.75       3.42          1.22
MainStay VP Growth Allocation--Service Class                    8.38        N/A        N/A        N/A          9.05
MainStay VP High Yield Corporate Bond--Service Class            0.42       3.73      10.58       5.83          7.66
MainStay VP ICAP Select Equity--Service Class(6)                4.89       8.35      11.80        N/A         10.46
MainStay VP International Equity--Service Class                 3.00      12.09      15.67       7.20         14.77
MainStay VP Large Cap Growth--Service Class                    19.12       8.71       9.15        N/A          7.04
MainStay VP Mid Cap Core--Service Class                         3.09       9.79      16.13        N/A         14.53
MainStay VP Mid Cap Growth--Service Class                      13.65      11.90      19.11        N/A         16.27
MainStay VP Mid Cap Value--Service Class                       (2.96)      4.08      10.49        N/A          9.67
MainStay VP Moderate Allocation--Service Class                  6.73        N/A        N/A        N/A          7.32
MainStay VP Moderate Growth Allocation--Service Class           7.39        N/A        N/A        N/A          8.54
MainStay VP S&P 500 Index(7)--Service Class                     3.29       6.37      10.44       3.72          8.66
MainStay VP Small Cap Growth--Service Class                    (4.97)      0.44       8.65        N/A          6.64
MainStay VP Total Return--Service Class                         5.53       5.84       7.78       3.46          6.38
MainStay VP Value--Service Class                                0.31       6.88      10.77       3.56          9.76
MFS(R) Investors Trust Series--Service Class                    8.28       8.15      10.65        N/A          9.46
MFS(R) Research Series--Service Class                          11.13       8.46      12.18        N/A         10.64
MFS(R) Utilities Series--Service Class                         25.52      22.89      25.91        N/A         25.52
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S         20.25      14.78        N/A        N/A         15.26
Royce Micro-Cap Portfolio--Investment Class                     2.32      10.22      17.11      13.77         15.76
Royce Small-Cap Portfolio--Investment Class                    (3.70)      5.73      15.08      11.81          6.69
T. Rowe Price Equity Income Portfolio--II                       1.39       6.51      10.91        N/A          9.60
Van Eck Worldwide Hard Assets                                  43.04      37.79      35.44      13.05         21.81
Van Kampen UIF Emerging Markets Equity--Class II               38.22      34.93        N/A        N/A         35.17
Victory VIF Diversified Stock--Class A Shares                   8.20       9.02      13.02        N/A         10.42

----------------------------------------------------------------------------------------------------------------------
                                                                       Negative numbers appear in parentheses.


                                                             ---------------------------------------------------------
                                                                                ASSUMING SURRENDER(%)

                                                                                                              SINCE
FOR POLICIES PURCHASED JUNE 2, 2003 AND AFTER                                                              INVESTMENT
                                                                 1          3          5          10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)    YEAR(1)    YEAR(1)    YEAR(1)    INCEPTION(3)
Alger American Small Capitalization--Class S Shares(4)           7.07     13.86      19.52        N/A         17.64
CVS Calvert Social Balanced Portfolio                           (6.16)     1.50       6.16       3.00         (0.17)
Columbia Small Cap Value Fund, Variable Series--Class B        (11.04)     2.88      13.36        N/A          5.03
Dreyfus IP Technology Growth--Service Shares                     4.61      3.05      10.63        N/A          5.76
Fidelity(R) VIP Contrafund(R)--Service Class 2                   7.43     11.15      15.08       8.60         14.37
Fidelity(R) VIP Equity-Income--Service Class 2                  (7.52)     4.53      10.57       4.76          8.68
Fidelity(R) VIP Mid Cap--Service Class 2                         5.50     11.29      18.88        N/A         16.84
Janus Aspen Series Balanced--Service Shares                      0.71      5.36       7.42        N/A          6.75
Janus Aspen Series Worldwide Growth--Service Shares             (0.13)     6.79       9.37        N/A          8.76
MainStay VP Balanced--Service Class                             (6.35)      N/A        N/A        N/A          2.40
MainStay VP Bond--Service Class                                 (2.97)    (0.04)      1.33       3.80          0.66
MainStay VP Capital Appreciation--Service Class                  2.38      3.96       8.07       1.39          6.37
MainStay VP Cash Management--Current 7-day yield is 2.63%(5)    (4.26)    (0.04)      0.02       1.87          0.90
MainStay VP Common Stock--Service Class                         (4.22)     5.29      10.19       4.38          8.94
MainStay VP Conservative Allocation--Service Class              (2.08)      N/A        N/A        N/A          2.28
MainStay VP Convertible--Service Class                           4.75      6.24       9.00       6.35          7.81
MainStay VP Developing Growth--Service Class                    25.59     15.59      17.45        N/A         14.85
MainStay VP Floating Rate--Service Class                        (6.57)      N/A        N/A        N/A         (0.75)
MainStay VP Government--Service Class                           (2.82)    (0.09)      0.62       3.42         (0.01)
MainStay VP Growth Allocation--Service Class                     0.58       N/A        N/A        N/A          5.02
MainStay VP High Yield Corporate Bond--Service Class            (6.81)     1.19       9.77       5.83          6.63
MainStay VP ICAP Select Equity--Service Class(6)                (2.66)     6.03      11.03        N/A          9.52
MainStay VP International Equity--Service Class                 (4.41)     9.92      14.99       7.20         13.95
MainStay VP Large Cap Growth--Service Class                     11.12      6.41       8.29        N/A          5.99
MainStay VP Mid Cap Core--Service Class                         (4.33)     7.53      15.46        N/A         13.71
MainStay VP Mid Cap Growth--Service Class                        5.65      9.73      18.51        N/A         15.50
MainStay VP Mid Cap Value--Service Class                        (9.95)     1.55       9.68        N/A          8.71
MainStay VP Moderate Allocation--Service Class                  (0.95)      N/A        N/A        N/A          3.24
MainStay VP Moderate Growth Allocation--Service Class           (0.34)      N/A        N/A        N/A          4.49
MainStay VP S&P 500 Index(7)--Service Class                     (4.15)     3.96       9.62       3.72          7.67
MainStay VP Small Cap Growth--Service Class                    (11.82)    (2.03)      7.77        N/A          5.57
MainStay VP Total Return--Service Class                         (2.06)     3.40       6.88       3.46          5.31
MainStay VP Value--Service Class                                (6.91)     4.49       9.96       3.56          8.81
MFS(R) Investors Trust Series--Service Class                     0.48      5.82       9.84        N/A          8.50
MFS(R) Research Series--Service Class                            3.13      6.15      11.41        N/A          9.72
MFS(R) Utilities Series--Service Class                          17.52     21.10      25.43        N/A         24.88
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S          12.25     12.72        N/A        N/A         14.44
Royce Micro-Cap Portfolio--Investment Class                     (5.05)     7.98      16.46      13.77         13.31
Royce Small-Cap Portfolio--Investment Class                    (10.63)     3.29      14.39      11.81          3.88
T. Rowe Price Equity Income Portfolio--II                       (5.91)     4.10      10.11        N/A          8.64
Van Eck Worldwide Hard Assets                                   35.04     36.37      35.08      13.05         21.69
Van Kampen UIF Emerging Markets Equity--Class II                30.22     33.45        N/A        N/A         34.72
Victory VIF Diversified Stock--Class A Shares                    0.41      6.72      12.28        N/A          8.92

----------------------------------------------------------------------------------------------------------------------
                                                                       Negative numbers appear in parentheses.



PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A CONTRACT, WHEN SURRENDERED MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-598-2019 OR VISIT WWW.NEWYORKLIFE.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT EXPENSE CHARGE OF 1.60%. A POLICY SERVICE CHARGE, EQUAL TO $30 OF THE ACCUMULATION VALUE OF THE POLICY, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND UPON SURRENDER IF THE ACCUMULATION VALUE IS LESS THAN $100,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $100,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE SURRENDER CHARGE (SC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM UNDER THE POLICY. THE MAXIMUM SURRENDER CHARGE FOR EACH PREMIUM PAYMENT IS 8%, DECLINING TO 3% (OR 2% FOR SINGLE PREMIUM POLICIES) BY THE 8TH YEAR AFTER THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY (THE PENALTY TAX IS INCREASED TO 25% IN THE CASE OF A DISTRIBUTION FROM A SIMPLE IRA WITHIN THE FIRST TWO YEARS OF YOUR PARTICIPATION IN THE SIMPLE IRA
PLAN). THE INVESTMENT DIVISIONS OFFERED THROUGH THE NEW YORK LIFE PREMIUM PLUS VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCTS AND FUNDS PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

NEW YORK LIFE (FORMERLY LIFESTAGES(R)) PREMIUM PLUS VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2007

                                                                           INVESTMENT
FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003                  PORTFOLIO     DIVISION
                                                              INCEPTION     INCEPTION
INVESTMENT DIVISIONS                                             DATE        DATE(1)
Alger American Small Capitalization--Class O Shares(4)          9/21/88      7/10/00
CVS Calvert Social Balanced Portfolio                            9/2/86      7/10/00
Columbia Small Cap Value Fund, Variable Series--Class B          6/1/00     11/15/04
Dreyfus IP Technology Growth--Initial Shares                    8/31/99       7/6/01
Fidelity(R) VIP Contrafund(R)--Initial Class                     1/3/95      7/10/00
Fidelity(R) VIP Equity-Income--Initial Class                    10/9/86      7/10/00
Fidelity(R) VIP Mid Cap--Service Class 2                        1/12/00       9/8/03
Janus Aspen Series Balanced--Institutional Shares               9/13/93      7/10/00
Janus Aspen Series Worldwide Growth--Institutional Shares       9/13/93      7/10/00
MainStay VP Balanced--Service Class                              5/1/05       5/1/05
MainStay VP Bond--Initial Class                                 1/23/84      7/10/00
MainStay VP Capital Appreciation--Initial Class                 1/29/93      7/10/00
MainStay VP Cash Management--Current 7-day yield is 2.63%(5)    1/29/93      7/10/00
MainStay VP Common Stock--Initial Class                         1/23/84      7/10/00
MainStay VP Conservative Allocation--Service Class              2/13/06      2/13/06
MainStay VP Convertible--Initial Class                          10/1/96      7/10/00
MainStay VP Developing Growth--Initial Class                     5/1/98      7/10/00
MainStay VP Floating Rate--Service Class                         5/1/05       5/1/05
MainStay VP Government--Initial Class                           1/29/93      7/10/00
MainStay VP Growth Allocation--Service Class                    2/13/06      2/13/06
MainStay VP High Yield Corporate Bond--Initial Class             5/1/95      7/10/00
MainStay VP ICAP Select Equity--Initial Class(6)                 5/1/98      7/10/00
MainStay VP International Equity--Initial Class                  5/1/95      7/10/00
MainStay VP Large Cap Growth -- Initial Class                    5/1/98      7/10/00
MainStay VP Mid Cap Core--Initial Class                          7/2/01       7/6/01
MainStay VP Mid Cap Growth--Initial Class                        7/2/01       7/6/01
MainStay VP Mid Cap Value--Initial Class                         7/2/01       7/6/01
MainStay VP Moderate Allocation--Service Class                  2/13/06      2/13/06
MainStay VP Moderate Growth Allocation--Service Class           2/13/06      2/13/06
MainStay VP S&P 500 Index(7)--Initial Class                     1/29/93      7/10/00
MainStay VP Small Cap Growth--Initial Class                      7/2/01       7/6/01
MainStay VP Total Return--Initial Class                         1/29/93      7/10/00
MainStay VP Value--Initial Class                                 5/1/95      7/10/00
MFS(R) Investors Trust Series--Initial Class                    10/9/95      7/10/00
MFS(R) Research Series--Initial Class                           7/26/95      7/10/00
MFS(R) Utilities Series--Service Class                           5/1/00       6/2/03
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S          2/18/03       6/2/03
Royce Micro-Cap Portfolio--Investment Class                    12/27/96       5/1/05
Royce Small-Cap Portfolio--Investment Class                    12/27/96       5/1/05
T. Rowe Price Equity Income Portfolio                           3/31/94      7/10/00
Van Eck Worldwide Hard Assets                                    9/1/89      7/10/00
Van Kampen UIF Emerging Markets Equity--Class I                 10/1/96      7/10/00
Victory VIF Diversified Stock--Class A Shares                    7/1/99       5/1/04

-------------------------------------------------------------------------------------
                                                              Negative numbers appear
                                                                  in parentheses.

                                                             ---------------------------------------------------------
                                                                             ASSUMING NO SURRENDER(%)(2)

                                                                                                              SINCE
FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003                                                               INVESTMENT
                                                                 1          3          5          10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)    YEAR(1)    YEAR(1)    YEAR(1)    INCEPTION(3)
Alger American Small Capitalization--Class O Shares(4)         15.37      16.16      20.30       3.85          0.11
CVS Calvert Social Balanced Portfolio                           1.12       4.02       7.08       3.00          0.20
Columbia Small Cap Value Fund, Variable Series--Class B        (4.13)      5.34      14.08        N/A          7.02
Dreyfus IP Technology Growth--Initial Shares                   12.89       5.78      11.70        N/A          0.61
Fidelity(R) VIP Contrafund(R)--Initial Class                   15.72      13.55      16.04       8.83          6.08
Fidelity(R) VIP Equity-Income--Initial Class                   (0.09)      7.18      11.63       4.98          4.57
Fidelity(R) VIP Mid Cap--Service Class 2                       13.50      13.40      19.47        N/A         17.67
Janus Aspen Series Balanced--Institutional Shares               8.77       7.99       8.58       7.54          3.16
Janus Aspen Series Worldwide Growth--Institutional Shares       7.88       9.35      10.47       4.61         (3.37)
MainStay VP Balanced--Service Class                             0.91        N/A        N/A        N/A          5.22
MainStay VP Bond--Initial Class                                 4.82       2.75       2.71       4.07          4.48
MainStay VP Capital Appreciation--Initial Class                10.60       6.65       9.22       1.66         (4.83)
MainStay VP Cash Management--Current 7-day yield is 2.63%(5)    3.16       2.48       1.14       1.87          1.28
MainStay VP Common Stock--Initial Class                         3.47       7.93      11.28       4.64         (0.27)
MainStay VP Conservative Allocation--Service Class              5.51        N/A        N/A        N/A          6.38
MainStay VP Convertible--Initial Class                         13.03       8.82      10.11       6.62          2.80
MainStay VP Developing Growth--Initial Class                   33.93      17.86      18.38        N/A          4.27
MainStay VP Floating Rate--Service Class                        0.67        N/A        N/A        N/A          2.08
MainStay VP Government--Initial Class                           4.98       2.70       2.01       3.69          3.83
MainStay VP Growth Allocation--Service Class                    8.38        N/A        N/A        N/A          9.05
MainStay VP High Yield Corporate Bond--Initial Class            0.68       4.00      10.86       6.09          6.48
MainStay VP ICAP Select Equity--Initial Class(6)                5.15       8.61      12.07        N/A          3.69
MainStay VP International Equity--Initial Class                 3.26      12.36      15.95       7.47          6.25
MainStay VP Large Cap Growth -- Initial Class                  19.41       8.98       9.41        N/A         (3.98)
MainStay VP Mid Cap Core--Initial Class                         3.35      10.06      16.42        N/A          9.59
MainStay VP Mid Cap Growth--Initial Class                      13.94      12.18      19.40        N/A          7.42
MainStay VP Mid Cap Value--Initial Class                       (2.72)      4.34      10.77        N/A          5.29
MainStay VP Moderate Allocation--Service Class                  6.73        N/A        N/A        N/A          7.32
MainStay VP Moderate Growth Allocation--Service Class           7.39        N/A        N/A        N/A          8.54
MainStay VP S&P 500 Index(7)--Initial Class                     3.54       6.65      10.72       3.98          0.13
MainStay VP Small Cap Growth--Initial Class                    (4.74)      0.69       8.91        N/A          0.78
MainStay VP Total Return--Initial Class                         5.80       6.12       8.06       3.73         (0.87)
MainStay VP Value--Initial Class                                0.56       7.15      11.05       3.83          4.41
MFS(R) Investors Trust Series--Initial Class                    8.55       8.43      10.93       2.99          0.49
MFS(R) Research Series--Initial Class                          11.40       8.72      12.45       3.46         (1.74)
MFS(R) Utilities Series--Service Class                         25.52      22.89      25.91        N/A         25.52
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S         20.25      14.78        N/A        N/A         15.26
Royce Micro-Cap Portfolio--Investment Class                     2.32      10.22      17.11      13.77         15.76
Royce Small-Cap Portfolio--Investment Class                    (3.70)      5.73      15.08      11.81          6.69
T. Rowe Price Equity Income Portfolio                           1.62       6.76      11.19       5.93          6.38
Van Eck Worldwide Hard Assets                                  43.04      37.79      35.44      13.05         21.81
Van Kampen UIF Emerging Markets Equity--Class I                38.21      34.95      34.40      12.02         14.05
Victory VIF Diversified Stock--Class A Shares                   8.20       9.02      13.02        N/A         10.42

----------------------------------------------------------------------------------------------------------------------
                                                                       Negative numbers appear in parentheses.


                                                             ---------------------------------------------------------
                                                                                ASSUMING SURRENDER(%)

                                                                                                              SINCE
FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003                                                               INVESTMENT
                                                                 1          3          5          10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)    YEAR(1)    YEAR(1)    YEAR(1)    INCEPTION(3)
Alger American Small Capitalization--Class O Shares(4)           7.37     14.15      19.72       3.85         (0.26)
CVS Calvert Social Balanced Portfolio                           (6.16)     1.50       6.16       3.00         (0.17)
Columbia Small Cap Value Fund, Variable Series--Class B        (11.04)     2.88      13.36        N/A          5.03
Dreyfus IP Technology Growth--Initial Shares                     4.89      3.35      10.92        N/A          0.04
Fidelity(R) VIP Contrafund(R)--Initial Class                     7.72     11.45      15.37       8.83          5.80
Fidelity(R) VIP Equity-Income--Initial Class                    (7.28)     4.81      10.85       4.98          4.27
Fidelity(R) VIP Mid Cap--Service Class 2                         5.50     11.29      18.88        N/A         16.84
Janus Aspen Series Balanced--Institutional Shares                0.94      5.65       7.71       7.54          2.82
Janus Aspen Series Worldwide Growth--Institutional Shares        0.11      7.07       9.65       4.61         (3.72)
MainStay VP Balanced--Service Class                             (6.35)      N/A        N/A        N/A          2.40
MainStay VP Bond--Initial Class                                 (2.73)     0.22       1.61       4.07          4.17
MainStay VP Capital Appreciation--Initial Class                  2.63      4.25       8.36       1.66         (5.18)
MainStay VP Cash Management--Current 7-day yield is 2.63%(5)    (4.26)    (0.04)      0.02       1.87          0.90
MainStay VP Common Stock--Initial Class                         (3.98)     5.59      10.48       4.64         (0.64)
MainStay VP Conservative Allocation--Service Class              (2.08)      N/A        N/A        N/A          2.28
MainStay VP Convertible--Initial Class                           5.03      6.52       9.28       6.62          2.45
MainStay VP Developing Growth--Initial Class                    25.93     15.91      17.76        N/A          3.95
MainStay VP Floating Rate--Service Class                        (6.57)      N/A        N/A        N/A         (0.75)
MainStay VP Government--Initial Class                           (2.58)     0.18       0.88       3.69          3.50
MainStay VP Growth Allocation--Service Class                     0.58       N/A        N/A        N/A          5.02
MainStay VP High Yield Corporate Bond--Initial Class            (6.57)     1.47      10.05       6.09          6.21
MainStay VP ICAP Select Equity--Initial Class(6)                (2.42)     6.30      11.30        N/A          3.37
MainStay VP International Equity--Initial Class                 (4.18)    10.21      15.28       7.47          5.97
MainStay VP Large Cap Growth -- Initial Class                   11.41      6.69       8.56        N/A         (4.34)
MainStay VP Mid Cap Core--Initial Class                         (4.09)     7.82      15.76        N/A          9.20
MainStay VP Mid Cap Growth--Initial Class                        5.94     10.02      18.81        N/A          7.00
MainStay VP Mid Cap Value--Initial Class                        (9.72)     1.83       9.96        N/A          4.82
MainStay VP Moderate Allocation--Service Class                  (0.95)      N/A        N/A        N/A          3.24
MainStay VP Moderate Growth Allocation--Service Class           (0.34)      N/A        N/A        N/A          4.49
MainStay VP S&P 500 Index(7)--Initial Class                     (3.91)     4.25       9.91       3.98         (0.24)
MainStay VP Small Cap Growth--Initial Class                    (11.59)    (1.79)      8.05        N/A          0.21
MainStay VP Total Return--Initial Class                         (1.82)     3.70       7.16       3.73         (1.24)
MainStay VP Value--Initial Class                                (6.68)     4.77      10.25       3.83          4.09
MFS(R) Investors Trust Series--Initial Class                     0.73      6.11      10.12       2.99          0.12
MFS(R) Research Series--Initial Class                            3.40      6.41      11.69       3.46         (2.10)
MFS(R) Utilities Series--Service Class                          17.52     21.10      25.43        N/A         24.88
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S          12.25     12.72        N/A        N/A         14.44
Royce Micro-Cap Portfolio--Investment Class                     (5.05)     7.98      16.46      13.77         13.31
Royce Small-Cap Portfolio--Investment Class                    (10.63)     3.29      14.39      11.81          3.88
T. Rowe Price Equity Income Portfolio                           (5.70)     4.37      10.40       5.93          6.10
Van Eck Worldwide Hard Assets                                   35.04     36.37      35.08      13.05         21.69
Van Kampen UIF Emerging Markets Equity--Class I                 30.21     33.47      34.03      12.02         13.87
Victory VIF Diversified Stock--Class A Shares                    0.41      6.72      12.28        N/A          8.92

----------------------------------------------------------------------------------------------------------------------
                                                                       Negative numbers appear in parentheses.



PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A CONTRACT, WHEN SURRENDERED MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-598-2019 OR VISIT WWW.NEWYORKLIFE.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT EXPENSE CHARGE OF 1.60%. A POLICY SERVICE CHARGE, EQUAL TO $30 OF THE ACCUMULATION VALUE OF THE POLICY, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND UPON SURRENDER IF THE ACCUMULATION VALUE IS LESS THAN $100,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $100,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE SURRENDER CHARGE (SC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM SC UNDER THE POLICY. THE MAXIMUM SURRENDER CHARGE FOR EACH PREMIUM PAYMENT IS 8%, DECLINING TO 3% (OR 2% FOR SINGLE PREMIUM POLICIES) BY THE 8TH YEAR AFTER THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY (THE PENALTY TAX IS INCREASED TO 25% IN THE CASE OF A DISTRIBUTION FROM A SIMPLE IRA WITHIN THE FIRST TWO YEARS OF YOUR PARTICIPATION IN THE SIMPLE IRA
PLAN). THE INVESTMENT DIVISIONS OFFERED THROUGH THE NEW YORK LIFE PREMIUM PLUS VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCTS AND FUNDS PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

NEW YORK LIFE (FORMERLY LIFESTAGES(R)) PREMIUM PLUS VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III
AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2007

(1) The New York Life Premium Plus Variable Annuity was first offered for sale on November 13, 2000. Certain Portfolios existed prior to that date. The performance for the MainStay VP Series Fund, Inc. Service Class portfolios are based on the Initial Class Portfolio Inception Date (where applicable). The performance for all other funds is based on the Portfolio Inception Date reflected in the performance summary. The hypothetical performance has been modified to reflect Separate Account Expense Charge and Fund annual expenses as if the policy had been available during the periods shown. The New York Life Premium Plus Variable Annuity invests in NYLIAC Variable Annuity Separate Account III.

    The performance shown is for the indicated classes/shares only.

    FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003, these Investment Divisions impose a 12b-1 fee except for CVS Calvert Social Balanced Portfolio, MainStay VP Cash Management, Royce Micro-Cap Portfolio--Investment Class, Royce Small-Cap Portfolio--Investment Class and Van Eck Worldwide Hard Assets.

    FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003, these Investment Divisions do not impose a 12b-1 fee except for Fidelity(R) VIP Mid Cap--Service Class 2 which was added on September 8, 2003, Victory VIF Diversified Stock--Class A Shares, MFS(R) Utilities Series--Service Class, Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S which were added on May 1, 2004, Columbia Small Cap Value Fund, Variable Series--Class B which was added on November 15, 2004 and MainStay VP Floating Rate--Service Class, MainStay VP Balanced--Service Class which were added on May 1, 2005 and MainStay VP Conservative Allocation--Service Class, MainStay VP Growth Allocation--Service Class, MainStay VP Moderate Allocation--Service Class and MainStay VP Moderate Growth Allocation--Service Class which were added on February 13, 2006.

    Performance for the classes/shares that impose a 12b-1 fee may be lower than the returns for those classes/shares that do not impose this fee.

(2) Assumes no deduction for surrender charges.

(3) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(4) New allocations to the Alger American Small Capitalization--Class O and Class S Shares Investment Divisions, will not be accepted from policyowners who were not invested in the investment division as of June 1, 2007.

(5) AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE CURRENT YIELD AS OF DECEMBER 31, 2007 MORE CLOSELY REFLECTS THE PORTFOLIO'S EARNINGS THAN THE TOTAL RETURN FIGURES SHOWN.

(6) The MainStay VP Income & Growth--Initial and Service Class Portfolios merged with and into the MainStay VP ICAP Select Equity--Initial and Service Class Portfolios on August 17, 2007.

(7) The S&P 500(R) Index is an unmanaged index and is widely regarded as the standard for measuring Large-Cap U.S. stock market performance. "S&P 500" is a trademark of the McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index Portfolio. The MainStay VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard and Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index Portfolio. Investors cannot directly purchase an Index.

Historically, certain fees have been assumed or reduced by some of the portfolios. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

New York Life Premium Plus Variable Annuity is a flexible premium deferred variable annuity issued by NYLIAC. Under this policy, we will apply a credit to premiums paid in a percentage amount according to the credit rate schedule then in effect. Policies with a premium Credit may have higher fees and expenses, and may have longer surrender charge periods than policies that do not provide the Credit feature. There may be circumstances in which the purchase of a New York Life Premium Plus Variable Annuity is less advantageous than the purchase of another New York Life variable annuity which may have lower fees but no credit. This may be the case, for example, if you intended to make fewer and smaller payments into the contract, or if you anticipate retaining the contract for a significant time beyond the surrender charge period.

This product is not available in all states.

SMRU # 362146 CV

NEW YORK LIFE (FORMERLY LIFESTAGES(R)) ESSENTIALS VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III
AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2007

                                                                           INVESTMENT
FOR POLICIES PURCHASED JUNE 2, 2003 AND AFTER                 PORTFOLIO     DIVISION
                                                              INCEPTION     INCEPTION
INVESTMENT DIVISIONS                                             DATE        DATE(1)
Alger American Small Capitalization--Class S Shares(4)           5/1/02       6/2/03
CVS Calvert Social Balanced Portfolio                            9/2/86       6/2/03
Columbia Small Cap Value Fund, Variable Series--Class B          6/1/00     11/15/04
Dreyfus IP Technology Growth--Service Shares                   12/29/00       6/2/03
Fidelity(R) VIP Contrafund(R)--Service Class 2                  1/12/00       6/2/03
Fidelity(R) VIP Equity-Income--Service Class 2                  1/12/00       6/2/03
Fidelity(R) VIP Mid Cap--Service Class 2                        1/12/00       9/8/03
Janus Aspen Series Balanced--Service Shares                    12/31/99       6/2/03
Janus Aspen Series Worldwide Growth--Service Shares            12/31/99       6/2/03
MainStay VP Balanced--Service Class                              5/1/05       5/1/05
MainStay VP Bond--Service Class                                  6/2/03       6/2/03
MainStay VP Capital Appreciation--Service Class                  6/2/03       6/2/03
MainStay VP Cash Management--Current 7-day yield is 2.79%(5)    1/29/03       6/2/03
MainStay VP Common Stock--Service Class                          6/2/03       6/2/03
MainStay VP Conservative Allocation--Service Class              2/13/06      2/13/06
MainStay VP Convertible--Service Class                           6/2/03       6/2/03
MainStay VP Developing Growth--Service Class                     6/2/03       6/2/03
MainStay VP Floating Rate--Service Class                         5/1/05       5/1/05
MainStay VP Government--Service Class                            6/2/03       6/2/03
MainStay VP Growth Allocation--Service Class                    2/13/06      2/13/06
MainStay VP High Yield Corporate Bond--Service Class             6/2/03       6/2/03
MainStay VP ICAP Select Equity--Service Class(6)                 6/2/03       6/2/03
MainStay VP International Equity--Service Class                  6/2/03       6/2/03
MainStay VP Large Cap Growth--Service Class                      6/2/03       6/2/03
MainStay VP Mid Cap Core--Service Class                          6/2/03       6/2/03
MainStay VP Mid Cap Growth--Service Class                        6/2/03       6/2/03
MainStay VP Mid Cap Value--Service Class                         6/2/03       6/2/03
MainStay VP Moderate Allocation--Service Class                  2/13/06      2/13/06
MainStay VP Moderate Growth Allocation--Service Class           2/13/06      2/13/06
MainStay VP S&P 500 Index(7)--Service Class                      6/2/03       6/2/03
MainStay VP Small Cap Growth--Service Class                      6/2/03       6/2/03
MainStay VP Total Return--Service Class                          6/2/03       6/2/03
MainStay VP Value--Service Class                                 6/2/03       6/2/03
MFS(R) Investors Trust Series--Service Class                     5/1/00       6/2/03
MFS(R) Research Series--Service Class                            5/1/00       6/2/03
MFS(R) Utilities Series--Service Class                           5/1/00       6/2/03
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S          2/18/03       6/2/03
Royce Micro-Cap Portfolio--Investment Class                    12/27/96       5/1/05
Royce Small-Cap Portfolio--Investment Class                    12/27/96       5/1/05
T. Rowe Price Equity Income Portfolio--II                       4/30/02       6/2/03
Van Eck Worldwide Hard Assets                                    9/1/89       6/2/03
Van Kampen UIF Emerging Markets Equity--Class II                1/10/03       6/2/03
Victory VIF Diversified Stock--Class A Shares                    7/1/99       5/1/04

-------------------------------------------------------------------------------------
                                                              Negative numbers appear
                                                                  in parentheses.

                                                             ---------------------------------------------------------
                                                                             ASSUMING NO SURRENDER(%)(2)

                                                                                                              SINCE
FOR POLICIES PURCHASED JUNE 2, 2003 AND AFTER                                                              INVESTMENT
                                                                 1          3          5          10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)    YEAR(1)    YEAR(1)    YEAR(1)    INCEPTION(3)
Alger American Small Capitalization--Class S Shares(4)         15.25      16.05      20.28        N/A         18.53
CVS Calvert Social Balanced Portfolio                           1.27       4.18       7.24       3.15          4.94
Columbia Small Cap Value Fund, Variable Series--Class B        (3.99)      5.50      14.25        N/A          7.09
Dreyfus IP Technology Growth--Service Shares                   12.78       5.66      11.59        N/A          6.98
Fidelity(R) VIP Contrafund(R)--Service Class 2                 15.61      13.44      15.93       8.76         15.80
Fidelity(R) VIP Equity-Income--Service Class 2                 (0.19)      7.08      11.52       4.91          9.97
Fidelity(R) VIP Mid Cap--Service Class 2                       13.67      13.57      19.65        N/A         18.21
Janus Aspen Series Balanced--Service Shares                     8.69       7.87       8.47        N/A          7.77
Janus Aspen Series Worldwide Growth--Service Shares             7.78       9.24      10.36        N/A          9.85
MainStay VP Balanced--Service Class                             1.07        N/A        N/A        N/A          5.38
MainStay VP Bond--Service Class                                 4.71       2.63       2.60       3.96          2.04
MainStay VP Capital Appreciation--Service Class                10.49       6.53       9.10       1.54          7.28
MainStay VP Cash Management--Current 7-day yield is 2.79%(5)    3.32       2.63       1.29       2.02          1.12
MainStay VP Common Stock--Service Class                         3.36       7.80      11.16       4.53         10.15
MainStay VP Conservative Allocation--Service Class              5.67        N/A        N/A        N/A          6.22
MainStay VP Convertible--Service Class                         12.92       8.71      10.00       6.51          8.72
MainStay VP Developing Growth--Service Class                   33.80      17.73      18.25        N/A         16.02
MainStay VP Floating Rate--Service Class                        0.83        N/A        N/A        N/A          2.23
MainStay VP Government--Service Class                           4.88       2.59       1.90       3.57          1.49
MainStay VP Growth Allocation--Service Class                    8.54        N/A        N/A        N/A         10.29
MainStay VP High Yield Corporate Bond--Service Class            0.58       3.88      10.75       5.99          8.04
MainStay VP ICAP Select Equity--Service Class(6)                5.05       8.51      11.97        N/A         10.57
MainStay VP International Equity--Service Class                 3.16      12.25      15.84       7.36         14.98
MainStay VP Large Cap Growth--Service Class                    19.30       8.88       9.31        N/A          7.20
MainStay VP Mid Cap Core--Service Class                         3.25       9.95      16.30        N/A         14.70
MainStay VP Mid Cap Growth--Service Class                      13.83      12.07      19.29        N/A         16.45
MainStay VP Mid Cap Value--Service Class                       (2.82)      4.23      10.66        N/A          9.53
MainStay VP Moderate Allocation--Service Class                  6.89        N/A        N/A        N/A          7.75
MainStay VP Moderate Growth Allocation--Service Class           7.55        N/A        N/A        N/A          9.20
MainStay VP S&P 500 Index(7)--Service Class                     3.44       6.53      10.61       3.87          8.91
MainStay VP Small Cap Growth--Service Class                    (4.83)      0.59       8.81        N/A          6.16
MainStay VP Total Return--Service Class                         5.69       6.00       7.94       3.62          6.80
MainStay VP Value--Service Class                                0.46       7.04      10.94       3.72         10.38
MFS(R) Investors Trust Series--Service Class                    8.44       8.31      10.81        N/A          9.73
MFS(R) Research Series--Service Class                          11.29       8.62      12.34        N/A         10.43
MFS(R) Utilities Series--Service Class                         25.71      23.08      26.10        N/A         25.40
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S         20.43      14.95        N/A        N/A         16.19
Royce Micro-Cap Portfolio--Investment Class                     2.47      10.39      17.28      13.94         14.99
Royce Small-Cap Portfolio--Investment Class                    (3.55)      5.89      15.25      11.98          7.28
T. Rowe Price Equity Income Portfolio--II                       1.54       6.67      11.08        N/A          9.92
Van Eck Worldwide Hard Assets                                  43.25      38.00      35.64      13.22         27.17
Van Kampen UIF Emerging Markets Equity--Class II               38.43      35.13        N/A        N/A         36.12
Victory VIF Diversified Stock--Class A Shares                   8.36       9.18      13.19        N/A         10.02

----------------------------------------------------------------------------------------------------------------------
                                                                       Negative numbers appear in parentheses.


                                                             ---------------------------------------------------------
                                                                                ASSUMING SURRENDER(%)

                                                                                                              SINCE
FOR POLICIES PURCHASED JUNE 2, 2003 AND AFTER                                                              INVESTMENT
                                                                 1          3          5          10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)    YEAR(1)    YEAR(1)    YEAR(1)    INCEPTION(3)
Alger American Small Capitalization--Class S Shares(4)           8.25     14.29      19.70        N/A         17.80
CVS Calvert Social Balanced Portfolio                           (5.11)     1.98       6.32       3.15          4.21
Columbia Small Cap Value Fund, Variable Series--Class B        (10.04)     3.36      13.54        N/A          5.39
Dreyfus IP Technology Growth--Service Shares                     5.78      3.53      10.80        N/A          5.93
Fidelity(R) VIP Contrafund(R)--Service Class 2                   8.61     11.60      15.25       8.76         15.02
Fidelity(R) VIP Equity-Income--Service Class 2                  (6.48)     5.00      10.74       4.91          9.02
Fidelity(R) VIP Mid Cap--Service Class 2                         6.67     11.73      19.06        N/A         17.39
Janus Aspen Series Balanced--Service Shares                      1.84      5.83       7.59        N/A          6.75
Janus Aspen Series Worldwide Growth--Service Shares              0.99      7.25       9.54        N/A          8.90
MainStay VP Balanced--Service Class                             (5.30)      N/A        N/A        N/A          2.93
MainStay VP Bond--Service Class                                 (1.88)     0.43       1.49       3.96          0.81
MainStay VP Capital Appreciation--Service Class                  3.53      4.43       8.24       1.54          6.24
MainStay VP Cash Management--Current 7-day yield is 2.79%(5)    (3.19)     0.43       0.17       2.02          0.29
MainStay VP Common Stock--Service Class                         (3.15)     5.76      10.36       4.53          9.21
MainStay VP Conservative Allocation--Service Class              (0.98)      N/A        N/A        N/A          2.59
MainStay VP Convertible--Service Class                           5.92      6.70       9.17       6.51          7.73
MainStay VP Developing Growth--Service Class                    26.80     16.02      17.63        N/A         15.24
MainStay VP Floating Rate--Service Class                        (5.53)      N/A        N/A        N/A         (0.24)
MainStay VP Government--Service Class                           (1.73)     0.39       0.77       3.57          0.26
MainStay VP Growth Allocation--Service Class                     1.70       N/A        N/A        N/A          6.83
MainStay VP High Yield Corporate Bond--Service Class            (5.76)     1.67       9.94       5.99          7.03
MainStay VP ICAP Select Equity--Service Class(6)                (1.57)     6.49      11.20        N/A          9.63
MainStay VP International Equity--Service Class                 (3.34)    10.37      15.17       7.36         14.17
MainStay VP Large Cap Growth--Service Class                     12.30      6.87       8.46        N/A          6.16
MainStay VP Mid Cap Core--Service Class                         (3.25)     7.99      15.64        N/A         13.89
MainStay VP Mid Cap Growth--Service Class                        6.83     10.18      18.69        N/A         15.68
MainStay VP Mid Cap Value--Service Class                        (8.94)     2.04       9.85        N/A          8.57
MainStay VP Moderate Allocation--Service Class                   0.16       N/A        N/A        N/A          4.20
MainStay VP Moderate Growth Allocation--Service Class            0.77       N/A        N/A        N/A          5.69
MainStay VP S&P 500 Index(7)--Service Class                     (3.07)     4.44       9.80       3.87          7.93
MainStay VP Small Cap Growth--Service Class                    (10.83)    (1.56)      7.94        N/A          5.08
MainStay VP Total Return--Service Class                         (0.97)     3.88       7.04       3.62          5.75
MainStay VP Value--Service Class                                (5.87)     4.96      10.13       3.72          9.44
MFS(R) Investors Trust Series--Service Class                     1.61      6.28      10.01        N/A          8.77
MFS(R) Research Series--Service Class                            4.29      6.61      11.58        N/A          9.49
MFS(R) Utilities Series--Service Class                          18.71     21.52      25.62        N/A         24.78
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S          13.43     13.16        N/A        N/A         15.39
Royce Micro-Cap Portfolio--Investment Class                     (3.98)     8.44      16.64      13.94         12.87
Royce Small-Cap Portfolio--Investment Class                     (9.63)     3.77      14.57      11.98          4.89
T. Rowe Price Equity Income Portfolio--II                       (4.86)     4.58      10.28        N/A          8.96
Van Eck Worldwide Hard Assets                                   36.25     36.76      35.28      13.22         26.87
Van Kampen UIF Emerging Markets Equity--Class II                31.43     33.84        N/A        N/A         35.68
Victory VIF Diversified Stock--Class A Shares                    1.53      7.19      12.45        N/A          8.72

----------------------------------------------------------------------------------------------------------------------
                                                                       Negative numbers appear in parentheses.



PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A CONTRACT, WHEN SURRENDERED MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-598-2019 OR VISIT WWW.NEWYORKLIFE.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT EXPENSE CHARGE OF 1.45%. A POLICY SERVICE CHARGE, EQUAL TO $30 OF THE ACCUMULATION VALUE OF THE POLICY, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND UPON SURRENDER IF THE ACCUMULATION VALUE IS LESS THAN $50,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $50,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE SURRENDER CHARGE (SC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM UNDER THE POLICY. THE MAXIMUM SURRENDER CHARGE FOR EACH PREMIUM PAYMENT IS 7%, DECLINING TO 4% BY THE 7TH YEAR AFTER THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY (THE PENALTY TAX IS INCREASED TO 25% IN THE CASE OF A DISTRIBUTION FROM A SIMPLE IRA WITHIN THE FIRST TWO YEARS OF YOUR PARTICIPATION IN THE SIMPLE IRA PLAN). THE INVESTMENT DIVISIONS OFFERED THROUGH THE NEW YORK LIFE ESSENTIALS VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUNDS PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

NEW YORK LIFE (FORMERLY LIFESTAGES(R)) ESSENTIALS VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III
AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2007

                                                                           INVESTMENT
FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003                  PORTFOLIO     DIVISION
                                                              INCEPTION     INCEPTION
INVESTMENT DIVISIONS                                             DATE        DATE(1)
Alger American Small Capitalization--Class O Shares(4)          9/21/88      5/10/02
CVS Calvert Social Balanced Portfolio                            9/2/86      5/10/02
Columbia Small Cap Value Fund, Variable Series--Class B          6/1/00     11/15/04
Dreyfus IP Technology Growth--Initial Shares                    8/31/99      5/10/02
Fidelity(R) VIP Contrafund(R)--Initial Class                     1/3/95      5/10/02
Fidelity(R) VIP Equity-Income--Initial Class                    10/9/86      5/10/02
Fidelity(R) VIP Mid Cap--Service Class 2                        1/12/00       9/8/03
Janus Aspen Series Balanced--Institutional Shares               9/13/93      5/10/02
Janus Aspen Series Worldwide Growth--Institutional Shares       9/13/93      5/10/02
MainStay VP Balanced--Service Class                              5/1/05       5/1/05
MainStay VP Bond--Initial Class                                 1/23/84      5/10/02
MainStay VP Capital Appreciation--Initial Class                 1/29/93      5/10/02
MainStay VP Cash Management--Current 7-day yield is 2.79%(5)    1/29/93      5/10/02
MainStay VP Common Stock--Initial Class                         1/23/84      5/10/02
MainStay VP Conservative Allocation--Service Class              2/13/06      2/13/06
MainStay VP Convertible--Initial Class                          10/1/96      5/10/02
MainStay VP Developing Growth--Initial Class                     5/1/98      5/10/02
MainStay VP Floating Rate--Service Class                         5/1/05       5/1/05
MainStay VP Government--Initial Class                           1/29/93      5/10/02
MainStay VP Growth Allocation--Service Class                    2/13/06      2/13/06
MainStay VP High Yield Corporate Bond--Initial Class             5/1/95      5/10/02
MainStay VP ICAP Select Equity--Initial Class(6)                 5/1/98      5/10/02
MainStay VP International Equity--Initial Class                  5/1/95      5/10/02
MainStay VP Large Cap Growth--Initial Class                      5/1/98      5/10/02
MainStay VP Mid Cap Core--Initial Class                          7/2/01      5/10/02
MainStay VP Mid Cap Growth--Initial Class                        7/2/01      5/10/02
MainStay VP Mid Cap Value--Initial Class                         7/2/01      5/10/02
MainStay VP Moderate Allocation--Service Class                  2/13/06      2/13/06
MainStay VP Moderate Growth Allocation--Service Class           2/13/06      2/13/06
MainStay VP S&P 500 Index(7)--Initial Class                     1/29/93      5/10/02
MainStay VP Small Cap Growth--Initial Class                      7/2/01      5/10/02
MainStay VP Total Return--Initial Class                         1/29/93      5/10/02
MainStay VP Value--Initial Class                                 5/1/95      5/10/02
MFS(R) Investors Trust Series--Initial Class                    10/9/95      5/10/02
MFS(R) Research Series--Initial Class                           7/26/95      5/10/02
MFS(R) Utilities Series--Service Class                           5/1/00       6/2/03
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S          2/18/03       6/2/03
Royce Micro-Cap Portfolio--Investment Class                    12/27/96       5/1/05
Royce Small-Cap Portfolio--Investment Class                    12/27/96       5/1/05
T. Rowe Price Equity Income Portfolio                           3/31/94      5/10/02
Van Eck Worldwide Hard Assets                                    9/1/89      5/10/02
Van Kampen UIF Emerging Markets Equity--Class I                 10/1/96      5/10/02
Victory VIF Diversified Stock--Class A Shares                    7/1/99       5/1/04

-------------------------------------------------------------------------------------
                                                              Negative numbers appear
                                                                  in parentheses.

                                                             ---------------------------------------------------------
                                                                             ASSUMING NO SURRENDER(%)(2)

                                                                                                              SINCE
FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003                                                               INVESTMENT
                                                                 1          3          5          10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)    YEAR(1)    YEAR(1)    YEAR(1)    INCEPTION(3)
Alger American Small Capitalization--Class O Shares(4)         15.54      16.34      20.48       4.01         14.00
CVS Calvert Social Balanced Portfolio                           1.27       4.18       7.24       3.15          4.94
Columbia Small Cap Value Fund, Variable Series--Class B        (3.99)      5.50      14.25        N/A          7.09
Dreyfus IP Technology Growth--Initial Shares                   13.06       5.94      11.87        N/A          4.12
Fidelity(R) VIP Contrafund(R)--Initial Class                   15.89      13.72      16.21       8.99         11.34
Fidelity(R) VIP Equity-Income--Initial Class                    0.06       7.34      11.80       5.14          6.49
Fidelity(R) VIP Mid Cap--Service Class 2                       13.67      13.57      19.65        N/A         18.21
Janus Aspen Series Balanced--Institutional Shares               8.94       8.15       8.75       7.70          6.14
Janus Aspen Series Worldwide Growth--Institutional Shares       8.04       9.51      10.64       4.77          4.64
MainStay VP Balanced--Service Class                             1.07        N/A        N/A        N/A          5.38
MainStay VP Bond--Initial Class                                 4.98       2.90       2.86       4.23          3.90
MainStay VP Capital Appreciation--Initial Class                10.76       6.81       9.38       1.81          2.81
MainStay VP Cash Management--Current 7-day yield is 2.79%(5)    3.32       2.63       1.29       2.02          1.12
MainStay VP Common Stock--Initial Class                         3.62       8.09      11.44       4.80          6.00
MainStay VP Conservative Allocation--Service Class              5.67        N/A        N/A        N/A          6.22
MainStay VP Convertible--Initial Class                         13.20       8.99      10.28       6.78          7.64
MainStay VP Developing Growth--Initial Class                   34.13      18.04      18.56        N/A         11.20
MainStay VP Floating Rate--Service Class                        0.83        N/A        N/A        N/A          2.23
MainStay VP Government--Initial Class                           5.14       2.86       2.16       3.84          3.21
MainStay VP Growth Allocation--Service Class                    8.54        N/A        N/A        N/A         10.29
MainStay VP High Yield Corporate Bond--Initial Class            0.83       4.15      11.03       6.25          9.08
MainStay VP ICAP Select Equity--Initial Class(6)                5.31       8.77      12.24        N/A          5.82
MainStay VP International Equity--Initial Class                 3.41      12.53      16.12       7.63         11.77
MainStay VP Large Cap Growth--Initial Class                    19.59       9.14       9.58        N/A          4.03
MainStay VP Mid Cap Core--Initial Class                         3.51      10.23      16.59        N/A         10.50
MainStay VP Mid Cap Growth--Initial Class                      14.11      12.35      19.58        N/A         10.05
MainStay VP Mid Cap Value--Initial Class                       (2.57)      4.50      10.94        N/A          5.61
MainStay VP Moderate Allocation--Service Class                  6.89        N/A        N/A        N/A          7.75
MainStay VP Moderate Growth Allocation--Service Class           7.55        N/A        N/A        N/A          9.20
MainStay VP S&P 500 Index(7)--Initial Class                     3.70       6.81      10.89       4.14          5.82
MainStay VP Small Cap Growth--Initial Class                    (4.59)      0.84       9.08        N/A          2.43
MainStay VP Total Return--Initial Class                         5.96       6.28       8.22       3.89          4.70
MainStay VP Value--Initial Class                                0.71       7.31      11.21       3.98          4.84
MFS(R) Investors Trust Series--Initial Class                    8.71       8.59      11.09       3.15          5.83
MFS(R) Research Series--Initial Class                          11.57       8.88      12.62       3.62          6.56
MFS(R) Utilities Series--Service Class                         25.71      23.08      26.10        N/A         25.40
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S         20.43      14.95        N/A        N/A         16.19
Royce Micro-Cap Portfolio--Investment Class                     2.47      10.39      17.28      13.94         14.99
Royce Small-Cap Portfolio--Investment Class                    (3.55)      5.89      15.25      11.98          7.28
T. Rowe Price Equity Income Portfolio                           1.77       6.92      11.36       6.09          6.26
Van Eck Worldwide Hard Assets                                  43.25      38.00      35.64      13.22         27.17
Van Kampen UIF Emerging Markets Equity--Class I                38.42      35.15      34.60      12.19         24.81
Victory VIF Diversified Stock--Class A Shares                   8.36       9.18      13.19        N/A         10.02

----------------------------------------------------------------------------------------------------------------------
                                                                       Negative numbers appear in parentheses.


                                                             ---------------------------------------------------------
                                                                                ASSUMING SURRENDER(%)

                                                                                                              SINCE
FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003                                                               INVESTMENT
                                                                 1          3          5          10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)    YEAR(1)    YEAR(1)    YEAR(1)    INCEPTION(3)
Alger American Small Capitalization--Class O Shares(4)           8.54     14.59      19.90       4.01         13.51
CVS Calvert Social Balanced Portfolio                           (5.11)     1.98       6.32       3.15          4.21
Columbia Small Cap Value Fund, Variable Series--Class B        (10.04)     3.36      13.54        N/A          5.39
Dreyfus IP Technology Growth--Initial Shares                     6.06      3.82      11.09        N/A          3.37
Fidelity(R) VIP Contrafund(R)--Initial Class                     8.89     11.89      15.55       8.99         10.79
Fidelity(R) VIP Equity-Income--Initial Class                    (6.24)     5.28      11.02       5.14          5.82
Fidelity(R) VIP Mid Cap--Service Class 2                         6.67     11.73      19.06        N/A         17.39
Janus Aspen Series Balanced--Institutional Shares                2.07      6.12       7.87       7.70          5.45
Janus Aspen Series Worldwide Growth--Institutional Shares        1.23      7.53       9.82       4.77          3.90
MainStay VP Balanced--Service Class                             (5.30)      N/A        N/A        N/A          2.93
MainStay VP Bond--Initial Class                                 (1.64)     0.69       1.77       4.23          3.15
MainStay VP Capital Appreciation--Initial Class                  3.79      4.72       8.53       1.81          2.01
MainStay VP Cash Management--Current 7-day yield is 2.79%(5)    (3.19)     0.43       0.17       2.02          0.29
MainStay VP Common Stock--Initial Class                         (2.91)     6.05      10.66       4.80          5.32
MainStay VP Conservative Allocation--Service Class              (0.98)      N/A        N/A        N/A          2.59
MainStay VP Convertible--Initial Class                           6.20      6.99       9.45       6.78          7.00
MainStay VP Developing Growth--Initial Class                    27.13     16.34      17.94        N/A         10.65
MainStay VP Floating Rate--Service Class                        (5.53)      N/A        N/A        N/A         (0.24)
MainStay VP Government--Initial Class                           (1.48)     0.65       1.03       3.84          2.43
MainStay VP Growth Allocation--Service Class                     1.70       N/A        N/A        N/A          6.83
MainStay VP High Yield Corporate Bond--Initial Class            (5.52)     1.95      10.22       6.25          8.47
MainStay VP ICAP Select Equity--Initial Class(6)                (1.32)     6.76      11.47        N/A          5.83
MainStay VP International Equity--Initial Class                 (3.10)    10.65      15.45       7.63         11.23
MainStay VP Large Cap Growth--Initial Class                     12.59      7.15       8.73        N/A          3.27
MainStay VP Mid Cap Core--Initial Class                         (3.01)     8.27      15.93        N/A          9.94
MainStay VP Mid Cap Growth--Initial Class                        7.11     10.47      18.99        N/A          9.47
MainStay VP Mid Cap Value--Initial Class                        (8.71)     2.31      10.13        N/A          4.91
MainStay VP Moderate Allocation--Service Class                   0.16       N/A        N/A        N/A          4.20
MainStay VP Moderate Growth Allocation--Service Class            0.77       N/A        N/A        N/A          5.69
MainStay VP S&P 500 Index(7)--Initial Class                     (2.83)     4.73      10.08       4.14          5.13
MainStay VP Small Cap Growth--Initial Class                    (10.60)    (1.32)      8.22        N/A          1.62
MainStay VP Total Return--Initial Class                         (0.72)     4.17       7.33       3.89          3.97
MainStay VP Value--Initial Class                                (5.63)     5.24      10.42       3.98          4.11
MFS(R) Investors Trust Series--Initial Class                     1.86      6.58      10.29       3.15          5.14
MFS(R) Research Series--Initial Class                            4.57      6.88      11.86       3.62          5.89
MFS(R) Utilities Series--Service Class                          18.71     21.52      25.62        N/A         24.78
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S          13.43     13.16        N/A        N/A         15.39
Royce Micro-Cap Portfolio--Investment Class                     (3.98)     8.44      16.64      13.94         12.87
Royce Small-Cap Portfolio--Investment Class                     (9.63)     3.77      14.57      11.98          4.89
T. Rowe Price Equity Income Portfolio                           (4.64)     4.84      10.57       6.09          5.58
Van Eck Worldwide Hard Assets                                   36.25     36.76      35.28      13.22         26.87
Van Kampen UIF Emerging Markets Equity--Class I                 31.42     33.86      34.24      12.19         24.49
Victory VIF Diversified Stock--Class A Shares                    1.53      7.19      12.45        N/A          8.72

----------------------------------------------------------------------------------------------------------------------
                                                                       Negative numbers appear in parentheses.



PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A CONTRACT, WHEN SURRENDERED MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-598-2019 OR VISIT WWW.NEWYORKLIFE.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT EXPENSE CHARGE OF 1.45%. A POLICY SERVICE CHARGE, EQUAL TO $30 OF THE ACCUMULATION VALUE OF THE POLICY, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND UPON SURRENDER IF THE ACCUMULATION VALUE IS LESS THAN $50,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $50,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE SURRENDER CHARGE (SC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM UNDER THE POLICY. THE MAXIMUM SURRENDER CHARGE FOR EACH PREMIUM PAYMENT IS 7%, DECLINING TO 4% BY THE 7TH YEAR AFTER THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY (THE PENALTY TAX IS INCREASED TO 25% IN THE CASE OF A DISTRIBUTION FROM A SIMPLE IRA WITHIN THE FIRST TWO YEARS FOR YOUR PARTICIPATION IN THE SIMPLE IRA PLAN.). THE INVESTMENT DIVISIONS OFFERED THROUGH THE NEW YORK LIFE ESSENTIALS VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUNDS PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

NEW YORK LIFE (FORMERLY LIFESTAGES(R)) ESSENTIALS VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III
AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2007

(1) The New York Life Essentials Variable Annuity was first offered for sale on May 10, 2002. Certain Portfolios and Investment Divisions existed prior to this date. The performance for the MainStay VP Series Fund, Inc. Service Class portfolios are based on the Initial Class Portfolio Inception Date (where applicable). The performance for all other funds is based on the Portfolio Inception Date reflected in the performance summary. The hypothetical performance has been modified to reflect Separate Account Expense Charge and Fund annual expenses as if the policy had been available during the periods shown. The New York Life Essentials Variable Annuity invests in NYLIAC Variable Annuity Separate Account III.

    The performance shown is for the indicated classes/shares only.

    FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003, these Investment Divisions impose a 12b-1 fee except for CVS Calvert Social Balanced Portfolio, MainStay VP Cash Management, Royce Micro-Cap Portfolio--Investment Class, Royce Small-Cap Portfolio--Investment Class and Van Eck Worldwide Hard Assets.

    FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003, these Investment Divisions do not impose a 12b-1 fee except for Fidelity(R) VIP Mid Cap--Service Class 2 which was added on September 8, 2003, Victory VIF Diversified Stock--Class A Shares, MFS(R) Utilities Series--Service Class, Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S which were added on May 1, 2004, Columbia Small Cap Value Fund, Variable Series--Class B which was added on November 15, 2004 and MainStay VP Floating Rate--Service Class, MainStay VP Balanced--Service Class which were added on May 1, 2005, and MainStay VP Conservative Allocation--Service Class, MainStay VP Growth Allocation--Service Class, MainStay VP Moderate Allocation--Service Class and MainStay VP Moderate Growth Allocation--Service Class which were added on February 13, 2006.

    Performance for the classes/shares that impose a 12b-1 fee may be lower than the returns for those classes/shares that do not impose this fee.

(2) Assumes no deduction for surrender charges.

(3) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(4) New allocations to the Alger American Small Capitalization--Class O and Class S Shares Investment Divisions, will not be accepted from policyowners who were not invested in the investment division as of June 1, 2007.

(5) AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE CURRENT YIELD AS OF DECEMBER 31, 2007 MORE CLOSELY REFLECTS THE PORTFOLIO'S EARNINGS THAN THE TOTAL RETURN FIGURES SHOWN.

(6) The MainStay VP Income & Growth--Initial and Service Class Portfolios merged with and into the MainStay VP ICAP Select Equity--Initial and Service Class Portfolios on August 17, 2007.

(7) The S&P 500(R) Index is an unmanaged index and is widely regarded as the standard for measuring Large-Cap U.S. stock market performance. "S&P 500" is a trademark of the McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index Portfolio. The MainStay VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard and Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index Portfolio. Investors cannot directly purchase an Index.

Historically, certain fees have been assumed or reduced by some of the portfolios. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

SMRU # 362146 CV

NEW YORK LIFE (FORMERLY LIFESTAGES(R)) SELECT VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III
AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2007

                                                                           INVESTMENT
FOR POLICIES PURCHASED JUNE 2, 2003 AND AFTER                 PORTFOLIO     DIVISION
                                                              INCEPTION     INCEPTION
INVESTMENT DIVISIONS                                             DATE        DATE(1)
Alger American Small Capitalization--Class S Shares(4)           5/1/02       6/2/03
CVS Calvert Social Balanced Portfolio                            9/2/86       6/2/03
Columbia Small Cap Value Fund, Variable Series--Class B          6/1/00     11/15/04
Dreyfus IP Technology Growth--Service Shares                   12/29/00       6/2/03
Fidelity(R) VIP Contrafund(R)--Service Class 2                  1/12/00       6/2/03
Fidelity(R) VIP Equity-Income--Service Class 2                  1/12/00       6/2/03
Fidelity(R) VIP Mid Cap--Service Class 2                        1/12/00       9/8/03
Janus Aspen Series Balanced--Service Shares                    12/31/99       6/2/03
Janus Aspen Series Worldwide Growth--Service Shares            12/31/99       6/2/03
MainStay VP Balanced--Service Class                              5/1/05       5/1/05
MainStay VP Bond--Service Class                                  6/2/03       6/2/03
MainStay VP Capital Appreciation--Service Class                  6/2/03       6/2/03
MainStay VP Cash Management--Current 7-day yield is 2.38%(5)    1/29/03       6/2/03
MainStay VP Common Stock--Service Class                          6/2/03       6/2/03
MainStay VP Conservative Allocation--Service Class              2/13/06      2/13/06
MainStay VP Convertible--Service Class                           6/2/03       6/2/03
MainStay VP Developing Growth--Service Class                     6/2/03       6/2/03
MainStay VP Floating Rate--Service Class                         5/1/05       5/1/05
MainStay VP Government--Service Class                            6/2/03       6/2/03
MainStay VP Growth Allocation--Service Class                    2/13/06      2/13/06
MainStay VP High Yield Corporate Bond--Service Class             6/2/03       6/2/03
MainStay VP ICAP Select Equity--Service Class(6)                 6/2/03       6/2/03
MainStay VP International Equity--Service Class                  6/2/03       6/2/03
MainStay VP Large Cap Growth--Service Class                      6/2/03       6/2/03
MainStay VP Mid Cap Core--Service Class                          6/2/03       6/2/03
MainStay VP Mid Cap Growth--Service Class                        6/2/03       6/2/03
MainStay VP Mid Cap Value--Service Class                         6/2/03       6/2/03
MainStay VP Moderate Allocation--Service Class                  2/13/06      2/13/06
MainStay VP Moderate Growth Allocation--Service Class           2/13/06      2/13/06
MainStay VP S&P 500 Index(7)--Service Class                      6/2/03       6/2/03
MainStay VP Small Cap Growth--Service Class                      6/2/03       6/2/03
MainStay VP Total Return--Service Class                          6/2/03       6/2/03
MainStay VP Value--Service Class                                 6/2/03       6/2/03
MFS(R) Investors Trust Series--Service Class                     5/1/00       6/2/03
MFS(R) Research Series--Service Class                            5/1/00       6/2/03
MFS(R) Utilities Series--Service Class                           5/1/00       6/2/03
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S          2/18/03       6/2/03
Royce Micro-Cap Portfolio--Investment Class                    12/27/96       5/1/05
Royce Small-Cap Portfolio--Investment Class                    12/27/96       5/1/05
T. Rowe Price Equity Income Portfolio--II                       4/30/02       6/2/03
Van Eck Worldwide Hard Assets                                    9/1/89       6/2/03
Van Kampen UIF Emerging Markets Equity--Class II                1/10/03       6/2/03
Victory VIF Diversified Stock--Class A Shares                    7/1/99       5/1/04

-------------------------------------------------------------------------------------
                                                              Negative numbers appear
                                                                  in parentheses.
                                                             ---------------------------------------------------------
                                                                             ASSUMING NO SURRENDER(%)(2)

                                                                                                              SINCE
FOR POLICIES PURCHASED JUNE 2, 2003 AND AFTER                                                              INVESTMENT
                                                                 1          3          5          10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)    YEAR(1)    YEAR(1)    YEAR(1)    INCEPTION(3)
Alger American Small Capitalization--Class S Shares(4)         14.78      15.59      19.80        N/A         18.04
CVS Calvert Social Balanced Portfolio                           0.86       3.76       6.82       2.74          6.70
Columbia Small Cap Value Fund, Variable Series--Class B        (4.37)      5.08      13.79        N/A          6.96
Dreyfus IP Technology Growth--Service Shares                   12.33       5.24      11.14        N/A          6.63
Fidelity(R) VIP Contrafund(R)--Service Class 2                 15.14      12.99      15.46       8.33         14.74
Fidelity(R) VIP Equity-Income--Service Class 2                 (0.59)      6.65      11.08       4.50          9.90
Fidelity(R) VIP Mid Cap--Service Class 2                       13.21      13.12      19.17        N/A         16.94
Janus Aspen Series Balanced--Service Shares                     8.26       7.44       8.04        N/A          7.37
Janus Aspen Series Worldwide Growth--Service Shares             7.35       8.81       9.92        N/A          9.61
MainStay VP Balanced--Service Class                             0.66        N/A        N/A        N/A          5.14
MainStay VP Bond--Service Class                                 4.29       2.22       2.19       3.54          1.50
MainStay VP Capital Appreciation--Service Class                10.04       6.10       8.67       1.14          6.85
MainStay VP Cash Management--Current 7-day yield is 2.38%(5)    2.90       2.22       0.88       1.62          0.78
MainStay VP Common Stock--Service Class                         2.95       7.37      10.72       4.11          9.79
MainStay VP Conservative Allocation--Service Class              5.25        N/A        N/A        N/A          6.19
MainStay VP Convertible--Service Class                         12.46       8.28       9.57       6.09          8.29
MainStay VP Developing Growth--Service Class                   33.26      17.26      17.78        N/A         15.27
MainStay VP Floating Rate--Service Class                        0.42        N/A        N/A        N/A          2.57
MainStay VP Government--Service Class                           4.46       2.18       1.49       3.16          1.09
MainStay VP Growth Allocation--Service Class                    8.11        N/A        N/A        N/A          8.92
MainStay VP High Yield Corporate Bond--Service Class            0.17       3.47      10.30       5.56          7.45
MainStay VP ICAP Select Equity--Service Class(6)                4.63       8.08      11.53        N/A         10.27
MainStay VP International Equity--Service Class                 2.74      11.81      15.38       6.93         13.97
MainStay VP Large Cap Growth--Service Class                    18.82       8.44       8.87        N/A          6.18
MainStay VP Mid Cap Core--Service Class                         2.84       9.52      15.84        N/A         14.84
MainStay VP Mid Cap Growth--Service Class                      13.37      11.62      18.81        N/A         15.68
MainStay VP Mid Cap Value--Service Class                       (3.21)      3.82      10.22        N/A          9.05
MainStay VP Moderate Allocation--Service Class                  6.46        N/A        N/A        N/A          7.53
MainStay VP Moderate Growth Allocation--Service Class           7.12        N/A        N/A        N/A          7.76
MainStay VP S&P 500 Index(7)--Service Class                     3.03       6.11      10.17       3.46          8.66
MainStay VP Small Cap Growth--Service Class                    (5.21)      0.19       8.38        N/A          5.40
MainStay VP Total Return--Service Class                         5.27       5.57       7.51       3.20          5.88
MainStay VP Value--Service Class                                0.06       6.61      10.49       3.30          9.88
MFS(R) Investors Trust Series--Service Class                    8.01       7.88      10.37        N/A          9.48
MFS(R) Research Series--Service Class                          10.85       8.19      11.90        N/A         11.12
MFS(R) Utilities Series--Service Class                         25.21      22.59      25.60        N/A         25.22
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S         19.95      14.50        N/A        N/A         15.36
Royce Micro-Cap Portfolio--Investment Class                     2.06       9.95      16.82      13.48         14.50
Royce Small-Cap Portfolio--Investment Class                    (3.94)      5.47      14.79      11.53          5.33
T. Rowe Price Equity Income Portfolio--II                       1.13       6.24      10.64        N/A          9.30
Van Eck Worldwide Hard Assets                                  42.68      37.45      35.10      12.77         39.18
Van Kampen UIF Emerging Markets Equity--Class II               37.87      34.59        N/A        N/A         31.99
Victory VIF Diversified Stock--Class A Shares                   7.93       8.74      12.74        N/A         10.22

----------------------------------------------------------------------------------------------------------------------
                                                                       Negative numbers appear in parentheses.

                                                             ---------------------------------------------------------
                                                                                ASSUMING SURRENDER(%)

                                                                                                              SINCE
FOR POLICIES PURCHASED JUNE 2, 2003 AND AFTER                                                              INVESTMENT
                                                                 1          3          5          10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)    YEAR(1)    YEAR(1)    YEAR(1)    INCEPTION(3)
Alger American Small Capitalization--Class S Shares(4)           6.78     13.81      19.80        N/A         18.04
CVS Calvert Social Balanced Portfolio                           (6.40)     1.55       6.82       2.74          6.70
Columbia Small Cap Value Fund, Variable Series--Class B        (11.26)     2.92      13.79        N/A          4.86
Dreyfus IP Technology Growth--Service Shares                     4.33      3.09      11.14        N/A          6.63
Fidelity(R) VIP Contrafund(R)--Service Class 2                   7.14     11.13      15.46       8.33         14.74
Fidelity(R) VIP Equity-Income--Service Class 2                  (7.75)     4.56      11.08       4.50          9.90
Fidelity(R) VIP Mid Cap--Service Class 2                         5.21     11.26      19.17        N/A         16.94
Janus Aspen Series Balanced--Service Shares                      0.46      5.38       8.04        N/A          7.37
Janus Aspen Series Worldwide Growth--Service Shares             (0.38)     6.80       9.92        N/A          9.61
MainStay VP Balanced--Service Class                             (6.59)      N/A        N/A        N/A          2.65
MainStay VP Bond--Service Class                                 (3.22)     0.03       2.19       3.54          1.50
MainStay VP Capital Appreciation--Service Class                  2.12      3.99       8.67       1.14          6.85
MainStay VP Cash Management--Current 7-day yield is 2.38%(5)    (4.51)     0.03       0.88       1.62          0.78
MainStay VP Common Stock--Service Class                         (4.46)     5.31      10.72       4.11          9.79
MainStay VP Conservative Allocation--Service Class              (2.33)      N/A        N/A        N/A          1.92
MainStay VP Convertible--Service Class                           4.46      6.25       9.57       6.09          8.29
MainStay VP Developing Growth--Service Class                    25.26     15.54      17.78        N/A         15.27
MainStay VP Floating Rate--Service Class                        (6.81)      N/A        N/A        N/A          0.05
MainStay VP Government--Service Class                           (3.06)    (0.01)      1.49       3.16          1.09
MainStay VP Growth Allocation--Service Class                     0.32       N/A        N/A        N/A          4.65
MainStay VP High Yield Corporate Bond--Service Class            (7.04)     1.25      10.30       5.56          7.45
MainStay VP ICAP Select Equity--Service Class(6)                (2.90)     6.05      11.53        N/A         10.27
MainStay VP International Equity--Service Class                 (4.65)     9.91      15.38       6.93         13.97
MainStay VP Large Cap Growth--Service Class                     10.82      6.42       8.87        N/A          6.18
MainStay VP Mid Cap Core--Service Class                         (4.57)     7.53      15.84        N/A         14.84
MainStay VP Mid Cap Growth--Service Class                        5.37      9.71      18.81        N/A         15.68
MainStay VP Mid Cap Value--Service Class                       (10.18)     1.60      10.22        N/A          9.05
MainStay VP Moderate Allocation--Service Class                  (1.20)      N/A        N/A        N/A          3.27
MainStay VP Moderate Growth Allocation--Service Class           (0.59)      N/A        N/A        N/A          3.49
MainStay VP S&P 500 Index(7)--Service Class                     (4.39)     3.99      10.17       3.46          8.66
MainStay VP Small Cap Growth--Service Class                    (12.04)    (1.96)      8.38        N/A          5.40
MainStay VP Total Return--Service Class                         (2.31)     3.44       7.51       3.20          5.88
MainStay VP Value--Service Class                                (7.15)     4.52      10.49       3.30          9.88
MFS(R) Investors Trust Series--Service Class                     0.23      5.83      10.37        N/A          9.48
MFS(R) Research Series--Service Class                            2.87      6.16      11.90        N/A         11.12
MFS(R) Utilities Series--Service Class                          17.21     21.02      25.60        N/A         25.22
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S          11.95     12.69        N/A        N/A         15.36
Royce Micro-Cap Portfolio--Investment Class                     (5.29)     7.98      16.82      13.48         12.26
Royce Small-Cap Portfolio--Investment Class                    (10.86)     3.33      14.79      11.53          2.71
T. Rowe Price Equity Income Portfolio--II                       (6.15)     4.13      10.64        N/A          9.30
Van Eck Worldwide Hard Assets                                   34.68     36.20      35.10      12.77         39.18
Van Kampen UIF Emerging Markets Equity--Class II                29.87     33.29        N/A        N/A         31.99
Victory VIF Diversified Stock--Class A Shares                    0.16      6.73      12.74        N/A         10.22

----------------------------------------------------------------------------------------------------------------------
                                                                       Negative numbers appear in parentheses.


PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A CONTRACT, WHEN SURRENDERED MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-598-2019 OR VISIT WWW.NEWYORKLIFE.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT EXPENSE CHARGE OF 1.85%. A POLICY SERVICE CHARGE, EQUAL TO $50 OF THE ACCUMULATION VALUE OF THE POLICY, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND UPON SURRENDER IF THE ACCUMULATION VALUE IS LESS THAN $100,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $100,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE SURRENDER CHARGE (SC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM SC UNDER THE POLICY. THE MAXIMUM SURRENDER CHARGE FOR EACH PREMIUM PAYMENT IS 8%, DECLINING TO 7% BY THE 3RD YEAR AFTER THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY (THE PENALTY TAX IS INCREASED TO 25% IN THE CASE OF A DISTRIBUTION FROM A SIMPLE IRA WITHIN THE FIRST TWO YEARS OF YOUR PARTICIPATION IN THE SIMPLE IRA PLAN). THE INVESTMENT DIVISIONS OFFERED THROUGH THE NEW YORK LIFE SELECT VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUNDS PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

NEW YORK LIFE (FORMERLY LIFESTAGES(R)) SELECT VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III
AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2007

                                                                           INVESTMENT
FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003                  PORTFOLIO     DIVISION
                                                              INCEPTION     INCEPTION
INVESTMENT DIVISIONS                                             DATE        DATE(1)
Alger American Small Capitalization--Class O Shares(4)          9/21/88      5/10/02
CVS Calvert Social Balanced Portfolio                            9/2/86      5/10/02
Columbia Small Cap Value Fund, Variable Series--Class B          6/1/00     11/15/04
Dreyfus IP Technology Growth--Initial Shares                    8/31/99      5/10/02
Fidelity(R) VIP Contrafund(R)--Initial Class                     1/3/95      5/10/02
Fidelity(R) VIP Equity-Income--Initial Class                    10/9/86      5/10/02
Fidelity(R) VIP Mid Cap--Service Class 2                        1/12/00       9/8/03
Janus Aspen Series Balanced--Institutional Shares               9/13/93      5/10/02
Janus Aspen Series Worldwide Growth--Institutional Shares       9/13/93      5/10/02
MainStay VP Balanced--Service Class                              5/1/05       5/1/05
MainStay VP Bond--Initial Class                                 1/23/84      5/10/02
MainStay VP Capital Appreciation--Initial Class                 1/29/93      5/10/02
MainStay VP Cash Management--Current 7-day yield is 2.38%(5)    1/29/93      5/10/02
MainStay VP Common Stock--Initial Class                         1/23/84      5/10/02
MainStay VP Conservative Allocation--Service Class              2/13/06      2/13/06
MainStay VP Convertible--Initial Class                          10/1/96      5/10/02
MainStay VP Developing Growth--Initial Class                     5/1/98      5/10/02
MainStay VP Floating Rate--Service Class                         5/1/05       5/1/05
MainStay VP Government--Initial Class                           1/29/93      5/10/02
MainStay VP Growth Allocation--Service Class                    2/13/06      2/13/06
MainStay VP High Yield Corporate Bond--Initial Class             5/1/95      5/10/02
MainStay VP ICAP Select Equity--Initial Class(6)                 5/1/98      5/10/02
MainStay VP International Equity--Initial Class                  5/1/95      5/10/02
MainStay VP Large Cap Growth--Initial Class                      5/1/98      5/10/02
MainStay VP Mid Cap Core--Initial Class                          7/2/01      5/10/02
MainStay VP Mid Cap Growth--Initial Class                        7/2/01      5/10/02
MainStay VP Mid Cap Value--Initial Class                         7/2/01      5/10/02
MainStay VP Moderate Allocation--Service Class                  2/13/06      2/13/06
MainStay VP Moderate Growth Allocation--Service Class           2/13/06      2/13/06
MainStay VP S&P 500 Index(7)--Initial Class                     1/29/93      5/10/02
MainStay VP Small Cap Growth--Initial Class                      7/2/01      5/10/02
MainStay VP Total Return--Initial Class                         1/29/93      5/10/02
MainStay VP Value--Initial Class                                 5/1/95      5/10/02
MFS(R) Investors Trust Series--Initial Class                    10/9/95      5/10/02
MFS(R) Research Series--Initial Class                           7/26/95      5/10/02
MFS(R) Utilities Series--Service Class                           5/1/00       6/2/03
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S          2/18/03       6/2/03
Royce Micro-Cap Portfolio--Investment Class                    12/27/96       5/1/05
Royce Small-Cap Portfolio--Investment Class                    12/27/96       5/1/05
T. Rowe Price Equity Income Portfolio                           3/31/94      5/10/02
Van Eck Worldwide Hard Assets                                    9/1/89      5/10/02
Van Kampen UIF Emerging Markets Equity--Class I                 10/1/96      5/10/02
Victory VIF Diversified Stock--Class A Shares                    7/1/99       5/1/04

-------------------------------------------------------------------------------------
                                                              Negative numbers appear
                                                                  in parentheses.

                                                             ---------------------------------------------------------
                                                                             ASSUMING NO SURRENDER(%)(2)

                                                                                                              SINCE
FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003                                                               INVESTMENT
                                                                 1          3          5          10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)    YEAR(1)    YEAR(1)    YEAR(1)    INCEPTION(3)
Alger American Small Capitalization--Class O Shares(4)         15.08      15.87      20.00       3.59         19.35
CVS Calvert Social Balanced Portfolio                           0.86       3.76       6.82       2.74          6.70
Columbia Small Cap Value Fund, Variable Series--Class B        (4.37)      5.08      13.79        N/A          6.96
Dreyfus IP Technology Growth--Initial Shares                   12.61       5.52      11.42        N/A         10.95
Fidelity(R) VIP Contrafund(R)--Initial Class                   15.43      13.27      15.75       8.56         15.01
Fidelity(R) VIP Equity-Income--Initial Class                   (0.34)      6.92      11.35       4.72          6.35
Fidelity(R) VIP Mid Cap--Service Class 2                       13.21      13.12      19.17        N/A         16.94
Janus Aspen Series Balanced--Institutional Shares               8.50       7.72       8.31       7.27          6.67
Janus Aspen Series Worldwide Growth--Institutional Shares       7.61       9.08      10.19       4.35         10.01
MainStay VP Balanced--Service Class                             0.66        N/A        N/A        N/A          5.14
MainStay VP Bond--Initial Class                                 4.55       2.49       2.45       3.81          3.21
MainStay VP Capital Appreciation--Initial Class                10.32       6.38       8.94       1.41          6.68
MainStay VP Cash Management--Current 7-day yield is 2.38%(5)    2.90       2.22       0.88       1.62          0.78
MainStay VP Common Stock--Initial Class                         3.21       7.66      11.00       4.38          8.25
MainStay VP Conservative Allocation--Service Class              5.25        N/A        N/A        N/A          6.19
MainStay VP Convertible--Initial Class                         12.74       8.55       9.84       6.35          9.73
MainStay VP Developing Growth--Initial Class                   33.59      17.56      18.08        N/A         17.31
MainStay VP Floating Rate--Service Class                        0.42        N/A        N/A        N/A          2.57
MainStay VP Government--Initial Class                           4.72       2.45       1.75       3.43          2.54
MainStay VP Growth Allocation--Service Class                    8.11        N/A        N/A        N/A          8.92
MainStay VP High Yield Corporate Bond--Initial Class            0.42       3.74      10.58       5.82         10.16
MainStay VP ICAP Select Equity--Initial Class(6)                4.89       8.34      11.79        N/A         13.35
MainStay VP International Equity--Initial Class                 3.00      12.08      15.66       7.20         14.18
MainStay VP Large Cap Growth--Initial Class                    19.11       8.71       9.14        N/A          8.25
MainStay VP Mid Cap Core--Initial Class                         3.09       9.79      16.13        N/A         14.40
MainStay VP Mid Cap Growth--Initial Class                      13.65      11.90      19.11        N/A         18.65
MainStay VP Mid Cap Value--Initial Class                       (2.96)      4.08      10.49        N/A          5.51
MainStay VP Moderate Allocation--Service Class                  6.46        N/A        N/A        N/A          7.53
MainStay VP Moderate Growth Allocation--Service Class           7.12        N/A        N/A        N/A          7.76
MainStay VP S&P 500 Index(7)--Initial Class                     3.28       6.39      10.45       3.72          9.45
MainStay VP Small Cap Growth--Initial Class                    (4.97)      0.44       8.64        N/A          4.25
MainStay VP Total Return--Initial Class                         5.53       5.85       7.79       3.48          7.33
MainStay VP Value--Initial Class                                0.31       6.88      10.77       3.57          6.18
MFS(R) Investors Trust Series--Initial Class                    8.27       8.16      10.65       2.73         11.79
MFS(R) Research Series--Initial Class                          11.12       8.45      12.17       3.20         11.20
MFS(R) Utilities Series--Service Class                         25.21      22.59      25.60        N/A         25.22
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S         19.95      14.50        N/A        N/A         15.36
Royce Micro-Cap Portfolio--Investment Class                     2.06       9.95      16.82      13.48         14.50
Royce Small-Cap Portfolio--Investment Class                    (3.94)      5.47      14.79      11.53          5.33
T. Rowe Price Equity Income Portfolio                           1.36       6.50      10.91       5.67          6.35
Van Eck Worldwide Hard Assets                                  42.68      37.45      35.10      12.77         39.18
Van Kampen UIF Emerging Markets Equity--Class I                37.86      34.61      34.07      11.74         35.62
Victory VIF Diversified Stock--Class A Shares                   7.93       8.74      12.74        N/A         10.22

----------------------------------------------------------------------------------------------------------------------
                                                                       Negative numbers appear in parentheses.


                                                             ---------------------------------------------------------
                                                                                ASSUMING SURRENDER(%)

                                                                                                              SINCE
FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003                                                               INVESTMENT
                                                                 1          3          5          10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)    YEAR(1)    YEAR(1)    YEAR(1)    INCEPTION(3)
Alger American Small Capitalization--Class O Shares(4)           7.08     14.11      20.00       3.59         19.35
CVS Calvert Social Balanced Portfolio                           (6.40)     1.55       6.82       2.74          6.70
Columbia Small Cap Value Fund, Variable Series--Class B        (11.26)     2.92      13.79        N/A          4.86
Dreyfus IP Technology Growth--Initial Shares                     4.61      3.38      11.42        N/A         10.95
Fidelity(R) VIP Contrafund(R)--Initial Class                     7.43     11.42      15.75       8.56         15.01
Fidelity(R) VIP Equity-Income--Initial Class                    (7.52)     4.83      11.35       4.72          6.35
Fidelity(R) VIP Mid Cap--Service Class 2                         5.21     11.26      19.17        N/A         16.94
Janus Aspen Series Balanced--Institutional Shares                0.69      5.67       8.31       7.27          6.67
Janus Aspen Series Worldwide Growth--Institutional Shares       (0.14)     7.08      10.19       4.35         10.01
MainStay VP Balanced--Service Class                             (6.59)      N/A        N/A        N/A          2.65
MainStay VP Bond--Initial Class                                 (2.97)     0.29       2.45       3.81          3.21
MainStay VP Capital Appreciation--Initial Class                  2.38      4.28       8.94       1.41          6.68
MainStay VP Cash Management--Current 7-day yield is 2.38%(5)    (4.51)     0.03       0.88       1.62          0.78
MainStay VP Common Stock--Initial Class                         (4.22)     5.60      11.00       4.38          8.25
MainStay VP Conservative Allocation--Service Class              (2.33)      N/A        N/A        N/A          1.92
MainStay VP Convertible--Initial Class                           4.74      6.53       9.84       6.35          9.73
MainStay VP Developing Growth--Initial Class                    25.59     15.85      18.08        N/A         17.31
MainStay VP Floating Rate--Service Class                        (6.81)      N/A        N/A        N/A          0.05
MainStay VP Government--Initial Class                           (2.82)     0.25       1.75       3.43          2.54
MainStay VP Growth Allocation--Service Class                     0.32       N/A        N/A        N/A          4.65
MainStay VP High Yield Corporate Bond--Initial Class            (6.81)     1.52      10.58       5.82         10.16
MainStay VP ICAP Select Equity--Initial Class(6)                (2.66)     6.31      11.79        N/A         13.35
MainStay VP International Equity--Initial Class                 (4.42)    10.19      15.66       7.20         14.18
MainStay VP Large Cap Growth--Initial Class                     11.11      6.70       9.14        N/A          8.25
MainStay VP Mid Cap Core--Initial Class                         (4.33)     7.82      16.13        N/A         14.40
MainStay VP Mid Cap Growth--Initial Class                        5.65     10.01      19.11        N/A         18.65
MainStay VP Mid Cap Value--Initial Class                        (9.95)     1.88      10.49        N/A          5.51
MainStay VP Moderate Allocation--Service Class                  (1.20)      N/A        N/A        N/A          3.27
MainStay VP Moderate Growth Allocation--Service Class           (0.59)      N/A        N/A        N/A          3.49
MainStay VP S&P 500 Index(7)--Initial Class                     (4.15)     4.28      10.45       3.72          9.45
MainStay VP Small Cap Growth--Initial Class                    (11.82)    (1.71)      8.64        N/A          4.25
MainStay VP Total Return--Initial Class                         (2.07)     3.73       7.79       3.48          7.33
MainStay VP Value--Initial Class                                (6.92)     4.80      10.77       3.57          6.18
MFS(R) Investors Trust Series--Initial Class                     0.48      6.13      10.65       2.73         11.79
MFS(R) Research Series--Initial Class                            3.12      6.43      12.17       3.20         11.20
MFS(R) Utilities Series--Service Class                          17.21     21.02      25.60        N/A         25.22
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S          11.95     12.69        N/A        N/A         15.36
Royce Micro-Cap Portfolio--Investment Class                     (5.29)     7.98      16.82      13.48         12.26
Royce Small-Cap Portfolio--Investment Class                    (10.86)     3.33      14.79      11.53          2.71
T. Rowe Price Equity Income Portfolio                           (5.94)     4.40      10.91       5.67          6.35
Van Eck Worldwide Hard Assets                                   34.68     36.20      35.10      12.77         39.18
Van Kampen UIF Emerging Markets Equity--Class I                 29.86     33.31      34.07      11.74         35.62
Victory VIF Diversified Stock--Class A Shares                    0.16      6.73      12.74        N/A         10.22

----------------------------------------------------------------------------------------------------------------------
                                                                       Negative numbers appear in parentheses.



PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A CONTRACT, WHEN SURRENDERED MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-598-2019 OR VISIT WWW.NEWYORKLIFE.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT EXPENSE CHARGE OF 1.85%. A POLICY SERVICE CHARGE, EQUAL TO $50 OF THE ACCUMULATION VALUE OF THE POLICY, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND UPON SURRENDER IF THE ACCUMULATION VALUE IS LESS THAN $100,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $100,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE SURRENDER CHARGE (SC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM SC UNDER THE POLICY. THE MAXIMUM SURRENDER CHARGE FOR EACH PREMIUM PAYMENT IS 8%, DECLINING TO 7% BY THE 3RD YEAR AFTER THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY (THE PENALTY TAX IS INCREASED TO 25% IN THE CASE OF A DISTRIBUTION FROM A SIMPLE IRA WITHIN THE FIRST TWO YEARS OF YOUR PARTICIPATION IN THE SIMPLE IRA PLAN.) THE INVESTMENT DIVISIONS OFFERED THROUGH THE NEW YORK LIFE SELECT VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUNDS PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

NEW YORK LIFE (FORMERLY LIFESTAGES(R)) SELECT VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III
AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2007

(1) The New York Life Select Variable Annuity was first offered for sale on May 10, 2002. Certain Portfolios existed prior to this date. The performance for the MainStay VP Series Fund, Inc. Service Class portfolios are based on the Initial Class Portfolio Inception Date (where applicable). The performance for all other funds is based on the Portfolio Inception Date reflected in the performance summary. The hypothetical performance has been modified to reflect Separate Account Expense Charge and Fund annual expenses as if the policy had been available during the periods shown. The New York Life Select Variable Annuity invests in NYLIAC Variable Annuity Separate Account III.

    The performance shown is for the indicated classes/shares only.

    FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003, these Investment Divisions impose a 12b-1 fee except for CVS Calvert Social Balanced Portfolio, MainStay VP Cash Management, Royce Micro-Cap Portfolio--Investment Class, Royce Small-Cap Portfolio--Investment Class and Van Eck Worldwide Hard Assets.

    FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003, these Investment Divisions do not impose a 12b-1 fee except for Fidelity(R) VIP Mid Cap--Service Class 2 which was added on September 8, 2003, Victory VIF Diversified Stock--Class A Shares, MFS(R) Utilities Series--Service Class, Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S which were added on May 1, 2004, Columbia Small Cap Value Fund, Variable Series--Class B which was added on November 15, 2004, MainStay VP Floating Rate--Service Class, MainStay VP Balanced--Service Class which were added on May 1, 2005 and MainStay VP Conservative Allocation--Service Class, MainStay VP Growth Allocation--Service Class, MainStay VP Moderate Allocation--Service Class and MainStay VP Moderate Growth Allocation--Service Class which were added on February 13, 2006.

    Performance for the classes/shares that impose a 12b-1 fee may be lower than the returns for those classes/shares that do not impose this fee.

(2) Assumes no deduction for surrender charges.

(3) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(4) New allocations to the Alger American Small Capitalization--Class O and Class S Shares Investment Divisions, will not be accepted from policyowners who were not invested in the investment division as of June 1, 2007.

(5) AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE CURRENT YIELD AS OF DECEMBER 31, 2007 MORE CLOSELY REFLECTS THE PORTFOLIO'S EARNINGS THAN THE TOTAL RETURN FIGURES SHOWN.

(6) The MainStay VP Income & Growth--Initial and Service Class Portfolios merged with and into the MainStay VP ICAP Select Equity--Initial and Service Class Portfolios on August 17, 2007.

(7) The S&P 500(R) Index is an unmanaged index and is widely regarded as the standard for measuring Large-Cap U.S. stock market performance. "S&P 500" is a trademark of the McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index Portfolio. The MainStay VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard and Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index Portfolio. Investors cannot directly purchase an Index.

Historically, certain fees have been assumed or reduced by some of the portfolios. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

This product is not available in Montana, New Jersey, New York and Oregon.

SMRU # 362146 CV

NEW YORK LIFE (FORMERLY LIFESTAGES(R)) PREMIUM PLUS II VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2007

                                                                           INVESTMENT
                                                              PORTFOLIO     DIVISION
                                                              INCEPTION     INCEPTION
INVESTMENT DIVISIONS                                             DATE        DATE(1)
Alger American Small Capitalization--Class S Shares(4)           5/1/02       6/2/03
CVS Calvert Social Balanced Portfolio                            9/2/86       6/2/03
Columbia Small Cap Value Fund, Variable Series--Class B          6/1/00     11/15/04
Dreyfus IP Technology Growth--Service Shares                   12/29/00       6/2/03
Fidelity(R) VIP Contrafund(R)--Service Class 2                  1/12/00       6/2/03
Fidelity(R) VIP Equity-Income--Service Class 2                  1/12/00       6/2/03
Fidelity(R) VIP Mid Cap--Service Class 2                        1/12/00       9/8/03
Janus Aspen Series Balanced--Service Shares                    12/31/99       6/2/03
Janus Aspen Series Worldwide Growth--Service Shares            12/31/99       6/2/03
MainStay VP Balanced--Service Class                              5/1/05       5/1/05
MainStay VP Bond--Service Class                                  6/2/03       6/2/03
MainStay VP Capital Appreciation--Service Class                  6/2/03       6/2/03
MainStay VP Cash Management--Current 7-day yield is 2.48%(5)    1/29/03       6/2/03
MainStay VP Common Stock--Service Class                          6/2/03       6/2/03
MainStay VP Conservative Allocation--Service Class              2/13/06      2/13/06
MainStay VP Convertible--Service Class                           6/2/03       6/2/03
MainStay VP Developing Growth--Service Class                     6/2/03       6/2/03
MainStay VP Floating Rate--Service Class                         5/1/05       5/1/05
MainStay VP Government--Service Class                            6/2/03       6/2/03
MainStay VP Growth Allocation--Service Class                    2/13/06      2/13/06
MainStay VP High Yield Corporate Bond--Service Class             6/2/03       6/2/03
MainStay VP ICAP Select Equity--Service Class(6)                 6/2/03       6/2/03
MainStay VP International Equity--Service Class                  6/2/03       6/2/03
MainStay VP Large Cap Growth--Service Class                      6/2/03       6/2/03
MainStay VP Mid Cap Core--Service Class                          6/2/03       6/2/03
MainStay VP Mid Cap Growth--Service Class                        6/2/03       6/2/03
MainStay VP Mid Cap Value--Service Class                         6/2/03       6/2/03
MainStay VP Moderate Allocation--Service Class                  2/13/06      2/13/06
MainStay VP Moderate Growth Allocation--Service Class           2/13/06      2/13/06
MainStay VP S&P 500 Index(7)--Service Class                      6/2/03       6/2/03
MainStay VP Small Cap Growth--Service Class                      6/2/03       6/2/03
MainStay VP Total Return--Service Class                          6/2/03       6/2/03
MainStay VP Value--Service Class                                 6/2/03       6/2/03
MFS(R) Investors Trust Series--Service Class                     5/1/00       6/2/03
MFS(R) Research Series--Service Class                            5/1/00       6/2/03
MFS(R) Utilities Series--Service Class                           5/1/00       6/2/03
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S          2/18/03       6/2/03
Royce Micro-Cap Portfolio--Investment Class                    12/27/96       5/1/05
Royce Small-Cap Portfolio--Investment Class                    12/27/96       5/1/05
T. Rowe Price Equity Income Portfolio--II                       4/30/02       6/2/03
Van Eck Worldwide Hard Assets                                    9/1/89       6/2/03
Van Kampen UIF Emerging Markets Equity--Class II                1/10/03       6/2/03
Victory VIF Diversified Stock--Class A Shares                    7/1/99       5/1/04

-------------------------------------------------------------------------------------
                                                              Negative numbers appear
                                                                  in parentheses.

                                                             ---------------------------------------------------------
                                                                             ASSUMING NO SURRENDER(%)(2)

                                                                                                              SINCE
                                                                                                           INVESTMENT
                                                                 1          3          5          10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)    YEAR(1)    YEAR(1)    YEAR(1)    INCEPTION(3)
Alger American Small Capitalization--Class S Shares(4)         14.90      15.70      19.92        N/A         18.39
CVS Calvert Social Balanced Portfolio                           0.97       3.86       6.92       2.85          5.74
Columbia Small Cap Value Fund, Variable Series--Class B        (4.28)      5.18      13.91        N/A          6.77
Dreyfus IP Technology Growth--Service Shares                   12.44       5.34      11.25        N/A          6.68
Fidelity(R) VIP Contrafund(R)--Service Class 2                 15.26      13.10      15.58       8.44         14.96
Fidelity(R) VIP Equity-Income--Service Class 2                 (0.49)      6.75      11.19       4.60          9.69
Fidelity(R) VIP Mid Cap--Service Class 2                       13.33      13.23      19.29        N/A         18.07
Janus Aspen Series Balanced--Service Shares                     8.36       7.55       8.15        N/A          7.47
Janus Aspen Series Worldwide Growth--Service Shares             7.46       8.91      10.03        N/A          9.21
MainStay VP Balanced--Service Class                             0.76        N/A        N/A        N/A          5.07
MainStay VP Bond--Service Class                                 4.40       2.32       2.29       3.64          1.72
MainStay VP Capital Appreciation--Service Class                10.15       6.21       8.77       1.24          6.96
MainStay VP Cash Management--Current 7-day yield is 2.48%(5)    3.01       2.32       0.99       1.72          1.16
MainStay VP Common Stock--Service Class                         3.05       7.48      10.83       4.22          9.82
MainStay VP Conservative Allocation--Service Class              5.36        N/A        N/A        N/A          5.77
MainStay VP Convertible--Service Class                         12.58       8.39       9.67       6.19          8.30
MainStay VP Developing Growth--Service Class                   33.39      17.38      17.90        N/A         16.02
MainStay VP Floating Rate--Service Class                        0.52        N/A        N/A        N/A          2.13
MainStay VP Government--Service Class                           4.56       2.28       1.59       3.26          1.16
MainStay VP Growth Allocation--Service Class                    8.22        N/A        N/A        N/A          8.61
MainStay VP High Yield Corporate Bond--Service Class            0.27       3.57      10.41       5.67          7.59
MainStay VP ICAP Select Equity--Service Class(6)                4.74       8.19      11.64        N/A         10.30
MainStay VP International Equity--Service Class                 2.85      11.92      15.49       7.04         14.28
MainStay VP Large Cap Growth--Service Class                    18.94       8.55       8.98        N/A          6.86
MainStay VP Mid Cap Core--Service Class                         2.94       9.62      15.95        N/A         14.33
MainStay VP Mid Cap Growth--Service Class                      13.48      11.73      18.93        N/A         16.60
MainStay VP Mid Cap Value--Service Class                       (3.11)      3.92      10.33        N/A          9.20
MainStay VP Moderate Allocation--Service Class                  6.57        N/A        N/A        N/A          7.18
MainStay VP Moderate Growth Allocation--Service Class           7.23        N/A        N/A        N/A          8.44
MainStay VP S&P 500 Index(7)--Service Class                     3.13       6.22      10.28       3.56          8.59
MainStay VP Small Cap Growth--Service Class                    (5.12)      0.29       8.48        N/A          6.27
MainStay VP Total Return--Service Class                         5.37       5.68       7.62       3.31          5.92
MainStay VP Value--Service Class                                0.16       6.72      10.60       3.41          9.70
MFS(R) Investors Trust Series--Service Class                    8.11       7.99      10.48        N/A          9.27
MFS(R) Research Series--Service Class                          10.96       8.30      12.01        N/A         11.06
MFS(R) Utilities Series--Service Class                         25.33      22.71      25.72        N/A         24.94
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S         20.07      14.61        N/A        N/A         15.48
Royce Micro-Cap Portfolio--Investment Class                     2.16      10.06      16.93      13.60         15.29
Royce Small-Cap Portfolio--Investment Class                    (3.84)      5.58      14.91      11.64          6.71
T. Rowe Price Equity Income Portfolio--II                       1.23       6.35      10.75        N/A          9.54
Van Eck Worldwide Hard Assets                                  42.82      37.58      35.23      12.88         38.12
Van Kampen UIF Emerging Markets Equity--Class II               38.01      34.73        N/A        N/A         35.13
Victory VIF Diversified Stock--Class A Shares                   8.03       8.85      12.85        N/A         10.26

----------------------------------------------------------------------------------------------------------------------
                                                                       Negative numbers appear in parentheses.


                                                             ---------------------------------------------------------
                                                                                ASSUMING SURRENDER(%)

                                                                                                              SINCE
                                                                                                           INVESTMENT
                                                                 1          3          5          10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)    YEAR(1)    YEAR(1)    YEAR(1)    INCEPTION(3)
Alger American Small Capitalization--Class S Shares(4)           6.90     13.68      19.33        N/A         17.65
CVS Calvert Social Balanced Portfolio                           (6.30)     1.33       5.99       2.85          4.63
Columbia Small Cap Value Fund, Variable Series--Class B        (11.17)     2.72      13.18        N/A          4.77
Dreyfus IP Technology Growth--Service Shares                     4.44      2.88      10.46        N/A          5.61
Fidelity(R) VIP Contrafund(R)--Service Class 2                   7.26     10.98      14.90       8.44         14.14
Fidelity(R) VIP Equity-Income--Service Class 2                  (7.66)     4.36      10.39       4.60          8.73
Fidelity(R) VIP Mid Cap--Service Class 2                         5.33     11.11      18.69        N/A         17.24
Janus Aspen Series Balanced--Service Shares                      0.56      5.19       7.26        N/A          6.44
Janus Aspen Series Worldwide Growth--Service Shares             (0.28)     6.62       9.20        N/A          8.22
MainStay VP Balanced--Service Class                             (6.49)      N/A        N/A        N/A          2.24
MainStay VP Bond--Service Class                                 (3.12)    (0.19)      1.17       3.64          0.49
MainStay VP Capital Appreciation--Service Class                  2.22      3.79       7.90       1.24          5.91
MainStay VP Cash Management--Current 7-day yield is 2.48%(5)    (4.41)    (0.19)     (0.13)      1.72         (0.05)
MainStay VP Common Stock--Service Class                         (4.37)     5.12      10.02       4.22          8.87
MainStay VP Conservative Allocation--Service Class              (2.23)      N/A        N/A        N/A          1.62
MainStay VP Convertible--Service Class                           4.58      6.07       8.83       6.19          7.29
MainStay VP Developing Growth--Service Class                    25.39     15.41      17.27        N/A         15.24
MainStay VP Floating Rate--Service Class                        (6.72)      N/A        N/A        N/A         (0.70)
MainStay VP Government--Service Class                           (2.96)    (0.24)      0.47       3.26         (0.06)
MainStay VP Growth Allocation--Service Class                     0.42       N/A        N/A        N/A          4.49
MainStay VP High Yield Corporate Bond--Service Class            (6.95)     1.02       9.60       5.67          6.57
MainStay VP ICAP Select Equity--Service Class(6)                (2.81)     5.86      10.85        N/A          9.35
MainStay VP International Equity--Service Class                 (4.56)     9.75      14.81       7.04         13.45
MainStay VP Large Cap Growth--Service Class                     10.94      6.24       8.12        N/A          5.81
MainStay VP Mid Cap Core--Service Class                         (4.47)     7.36      15.28        N/A         13.50
MainStay VP Mid Cap Growth--Service Class                        5.48      9.55      18.32        N/A         15.83
MainStay VP Mid Cap Value--Service Class                       (10.09)     1.39       9.51        N/A          8.23
MainStay VP Moderate Allocation--Service Class                  (1.10)      N/A        N/A        N/A          3.08
MainStay VP Moderate Growth Allocation--Service Class           (0.49)      N/A        N/A        N/A          4.38
MainStay VP S&P 500 Index(7)--Service Class                     (4.29)     3.80       9.45       3.56          7.60
MainStay VP Small Cap Growth--Service Class                    (11.95)    (2.17)      7.60        N/A          5.20
MainStay VP Total Return--Service Class                         (2.21)     3.24       6.71       3.31          4.83
MainStay VP Value--Service Class                                (7.05)     4.32       9.79       3.41          8.74
MFS(R) Investors Trust Series--Service Class                     0.33      5.65       9.67        N/A          8.29
MFS(R) Research Series--Service Class                            2.97      5.98      11.23        N/A         10.13
MFS(R) Utilities Series--Service Class                          17.33     20.91      25.24        N/A         24.30
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S          12.07     12.54        N/A        N/A         14.66
Royce Micro-Cap Portfolio--Investment Class                     (5.19)     7.81      16.28      13.60         12.86
Royce Small-Cap Portfolio--Investment Class                    (10.77)     3.13      14.21      11.64          3.94
T. Rowe Price Equity Income Portfolio--II                       (6.06)     3.94       9.94        N/A          8.56
Van Eck Worldwide Hard Assets                                   34.82     36.16      34.87      12.88         37.69
Van Kampen UIF Emerging Markets Equity--Class II                30.01     33.24        N/A        N/A         34.67
Victory VIF Diversified Stock--Class A Shares                    0.26      6.55      12.10        N/A          8.75

----------------------------------------------------------------------------------------------------------------------
                                                                       Negative numbers appear in parentheses.



PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A CONTRACT, WHEN SURRENDERED MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-598-2019 OR VISIT WWW.NEWYORKLIFE.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT EXPENSE CHARGE OF 1.75%. A POLICY SERVICE CHARGE, EQUAL TO $30 OF THE ACCUMULATION VALUE OF THE POLICY, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND UPON SURRENDER IF THE ACCUMULATION VALUE IS LESS THAN $100,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $100,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE SURRENDER CHARGE (SC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM SC UNDER THE POLICY. THE MAXIMUM SURRENDER CHARGE FOR EACH PREMIUM PAYMENT IS 8%, DECLINING TO 3% (OR 2% FOR SINGLE PREMIUM POLICIES) BY THE 8TH YEAR AFTER THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY (THE PENALTY TAX IS INCREASED TO 25% IN THE CASE OF A DISTRIBUTION FROM A SIMPLE IRA WITHIN THE FIRST TWO YEARS OF YOUR PARTICIPATION IN THE SIMPLE IRA
PLAN). THE INVESTMENT DIVISIONS OFFERED THROUGH THE NEW YORK LIFE PREMIUM PLUS II VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUNDS PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

NEW YORK LIFE (FORMERLY LIFESTAGES(R)) PREMIUM PLUS II VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2007

(1) The New York Life Premium Plus II Variable Annuity was first offered for sale on June 2, 2003. Certain Portfolios existed prior to that date. The performance for the MainStay VP Series Fund, Inc. Service Class portfolios are based on the Initial Class Portfolio Inception Date (where applicable). The performance for all other funds is based on the Portfolio Inception Date reflected in the performance summary. The hypothetical performance has been modified to reflect Separate Account Expense Charge and Fund annual expenses as if the policy had been available during the periods shown.

    The performance shown is for the indicated classes/shares only. These classes/shares impose a 12b-1 fee (except CVS Calvert Social Balanced Portfolio, MainStay VP Cash Management, Royce Micro-Cap
    Portfolio--Investment Class, Royce Small-Cap Portfolio--Investment Class and Van Eck Worldwide Hard Assets). Performance for these classes/shares may be lower than the returns for those classes/shares that do not impose a 12b-1 fee.

(2) Assumes no deduction for surrender charges.

(3) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(4) New allocations to the Alger American Small Capitalization--Class S Shares Investment Division, will not be accepted from policyowners who were not invested in the investment division as of June 1, 2007.

(5) AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE CURRENT YIELD AS OF DECEMBER 31, 2007 MORE CLOSELY REFLECTS THE PORTFOLIO'S EARNINGS THAN THE TOTAL RETURN FIGURES SHOWN.

(6) The MainStay VP Income & Growth--Service Class Portfolio merged with and into the MainStay VP ICAP Select Equity--Service Class Portfolio on August 17, 2007.

(7) The S&P 500(R) Index is an unmanaged index and is widely regarded as the standard for measuring Large-Cap U.S. stock market performance. "S&P 500" is a trademark of the McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index Portfolio. The MainStay VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard and Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index Portfolio. Investors cannot directly purchase an Index.

Historically, certain fees have been assumed or reduced by some of the portfolios. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

New York Life Premium Plus II Variable Annuity is a flexible premium deferred variable annuity issued by NYLIAC. Under this policy, we will apply a Credit to premiums paid in a percentage amount according to the credit rate schedule then in effect. Policies with a premium Credit may have higher fees and expenses, and may have longer surrender charge periods than policies that do not provide the Credit feature. There may be circumstances in which the purchase of a New York Life Premium Plus II Variable Annuity is less advantageous than the purchase of another New York Life variable annuity which may have lower fees but no credit. This may be the case, for example, if you intended to make fewer and smaller payments into the contract, or if you anticipate retaining the contract for a significant time beyond the surrender charge period.

This product is not available in all states.

SMRU # 362146 CV

NEW YORK LIFE (FORMERLY MAINSTAY) PLUS* VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III
AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2007

                                                                             INVESTMENT
FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003                 PORTFOLIO     DIVISION
                                                                INCEPTION     INCEPTION
INVESTMENT DIVISIONS                                               DATE        DATE(1)
Alger American Small Capitalization(4)--Class S Shares             5/1/02       6/2/03
Columbia Small Cap Value Fund, Variable Series--Class B Shares     6/1/00     11/15/04
CVS Calvert Social Balanced Portfolio                              9/2/86       6/2/03
Dreyfus IP Technology Growth--Service Shares                     12/29/00       6/2/03
Fidelity(R) VIP Contrafund(R)--Service Class 2                    1/12/00       6/2/03
Fidelity(R) VIP Equity-Income--Service Class 2                    1/12/00       6/2/03
Fidelity(R) VIP Mid Cap--Service Class 2                          1/12/00       9/8/03
Janus Aspen Series Balanced--Service Shares                      12/31/99       6/2/03
Janus Aspen Series Worldwide Growth--Service Shares              12/31/99       6/2/03
MainStay VP Balanced--Service Class                                5/2/05       5/2/05
MainStay VP Bond--Service Class                                    6/2/03       6/2/03
MainStay VP Capital Appreciation--Service Class                    6/2/03       6/2/03
MainStay VP Cash Management(5)--Current 7-day yield is 2.84%      1/29/93       6/2/03
MainStay VP Common Stock--Service Class                            6/2/03       6/2/03
MainStay VP Conservative Allocation--Service Class                2/13/06      2/13/06
MainStay VP Convertible--Service Class                             6/2/03       6/2/03
MainStay VP Developing Growth--Service Class                       6/2/03       6/2/03
MainStay VP Floating Rate--Service Class                           5/2/05       5/2/05
MainStay VP Government--Service Class                              6/2/03       6/2/03
MainStay VP Growth Allocation--Service Class                      2/13/06      2/13/06
MainStay VP High Yield Corporate Bond--Service Class               6/2/03       6/2/03
MainStay VP ICAP Select Equity(6)--Service Class                   6/2/03       6/2/03
MainStay VP International Equity--Service Class                    6/2/03       6/2/03
MainStay VP Large Cap Growth--Service Class                        6/2/03       6/2/03
MainStay VP Mid Cap Core--Service Class                            6/2/03       6/2/03
MainStay VP Mid Cap Growth--Service Class                          6/2/03       6/2/03
MainStay VP Mid Cap Value--Service Class                           6/2/03       6/2/03
MainStay VP Moderate Allocation--Service Class                    2/13/06      2/13/06
MainStay VP Moderate Growth Allocation--Service Class             2/13/06      2/13/06
MainStay VP S&P 500(7) Index--Service Class                        6/2/03       6/2/03
MainStay VP Small Cap Growth--Service Class                        6/2/03       6/2/03
MainStay VP Total Return--Service Class                            6/2/03       6/2/03
MainStay VP Value--Service Class                                   6/2/03       6/2/03
MFS(R) Investors Trust Series--Service Class                       5/1/00       6/2/03
MFS(R) Research Series--Service Class                              5/1/00       6/2/03
MFS(R) Utilities Series--Service Class                             5/1/00       6/2/03
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S            2/18/03       6/2/03
Royce Micro-Cap Portfolio--Investment Class                      12/27/96       5/2/05
Royce Small-Cap Portfolio--Investment Class                      12/27/96       5/2/05
T. Rowe Price Equity Income Portfolio--II                         4/30/02       6/2/03
Van Eck Worldwide Hard Assets                                      9/1/89       6/2/03
Van Kampen UIF Emerging Markets Equity--Class II                  1/10/03       6/2/03
Victory VIF Diversified Stock--Class A Shares                      7/1/99       5/1/04

---------------------------------------------------------------------------------------
                                                                Negative numbers appear
                                                                    in parentheses.
                                                               ---------------------------------------------------------
                                                                               ASSUMING NO SURRENDER(%)(2)

                                                                                                                SINCE
FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003                                                              INVESTMENT
                                                                   1          3          5          10        DIVISION
INVESTMENT DIVISIONS                                            YEAR(1)    YEAR(1)    YEAR(1)    YEAR(1)    INCEPTION(3)
Alger American Small Capitalization(4)--Class S Shares           15.31      16.11      20.34        N/A         18.61
Columbia Small Cap Value Fund, Variable Series--Class B Shares   (3.94)      5.55      14.31        N/A          7.34
CVS Calvert Social Balanced Portfolio                             1.32       4.23       7.30       3.21          5.75
Dreyfus IP Technology Growth--Service Shares                     12.84       5.71      11.64        N/A          7.19
Fidelity(R) VIP Contrafund(R)--Service Class 2                   15.66      13.50      15.98       8.82         15.58
Fidelity(R) VIP Equity-Income--Service Class 2                   (0.14)      7.13      11.58       4.97         10.12
Fidelity(R) VIP Mid Cap--Service Class 2                         13.73      13.63      19.71        N/A         17.87
Janus Aspen Series Balanced--Service Shares                       8.75       7.93       8.53        N/A          7.82
Janus Aspen Series Worldwide Growth--Service Shares               7.83       9.30      10.42        N/A         10.06
MainStay VP Balanced--Service Class                               1.12        N/A        N/A        N/A          5.42
MainStay VP Bond--Service Class                                   4.77       2.68       2.65       4.01          2.08
MainStay VP Capital Appreciation--Service Class                  10.54       6.58       9.16       1.59          7.33
MainStay VP Cash Management(5)--Current 7-day yield is 2.84%      3.37       2.68       1.34       2.07          2.42
MainStay VP Common Stock--Service Class                           3.42       7.86      11.22       4.58         10.21
MainStay VP Conservative Allocation--Service Class                5.73        N/A        N/A        N/A          6.56
MainStay VP Convertible--Service Class                           12.97       8.77      10.06       6.57          8.89
MainStay VP Developing Growth--Service Class                     33.86      17.79      18.31        N/A         16.15
MainStay VP Floating Rate--Service Class                          0.88        N/A        N/A        N/A          2.27
MainStay VP Government--Service Class                             4.93       2.64       1.95       3.66          1.51
MainStay VP Growth Allocation--Service Class                      8.60        N/A        N/A        N/A         10.30
MainStay VP High Yield Corporate Bond--Service Class              0.63       3.93      10.80       6.04          7.97
MainStay VP ICAP Select Equity(6)--Service Class                  5.10       8.57      12.03        N/A         10.62
MainStay VP International Equity--Service Class                   3.21      12.31      15.90       7.41         15.30
MainStay VP Large Cap Growth--Service Class                      19.36       8.93       9.36        N/A          7.29
MainStay VP Mid Cap Core--Service Class                           3.30      10.01      16.36        N/A         14.90
MainStay VP Mid Cap Growth--Service Class                        13.88      12.12      19.35        N/A         17.01
MainStay VP Mid Cap Value--Service Class                         (2.77)      4.28      10.71        N/A          9.58
MainStay VP Moderate Allocation--Service Class                    6.95        N/A        N/A        N/A          8.12
MainStay VP Moderate Growth Allocation--Service Class             7.60        N/A        N/A        N/A          9.51
MainStay VP S&P 500(7) Index--Service Class                       3.49       6.59      10.66       3.92          8.97
MainStay VP Small Cap Growth--Service Class                      (4.78)      0.64       8.87        N/A          6.65
MainStay VP Total Return--Service Class                           5.75       6.05       8.00       3.67          6.59
MainStay VP Value--Service Class                                  0.51       7.09      10.99       3.77         10.08
MFS(R) Investors Trust Series--Service Class                      8.49       8.36      10.87        N/A          9.53
MFS(R) Research Series--Service Class                            11.35       8.68      12.40        N/A         11.05
MFS(R) Utilities Series--Service Class                           25.77      23.14      26.16        N/A         25.85
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S           20.49      15.01        N/A        N/A         15.33
Royce Micro-Cap Portfolio--Investment Class                       2.52      10.45      17.34      14.00         16.10
Royce Small-Cap Portfolio--Investment Class                      (3.51)      5.95      15.31      12.03          8.00
T. Rowe Price Equity Income Portfolio--II                         1.59       6.72      11.14        N/A          9.87
Van Eck Worldwide Hard Assets                                    43.33      38.06      35.71      13.28         15.94
Van Kampen UIF Emerging Markets Equity--Class II                 38.50      35.20        N/A        N/A         36.19
Victory VIF Diversified Stock--Class A Shares                     8.42       9.23      13.25        N/A         10.91

------------------------------------------------------------------------------------------------------------------------
                                                                         Negative numbers appear in parentheses.

                                                               ---------------------------------------------------------
                                                                                  ASSUMING SURRENDER(%)

                                                                                                                SINCE
FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003                                                              INVESTMENT
                                                                   1          3          5          10        DIVISION
INVESTMENT DIVISIONS                                            YEAR(1)    YEAR(1)    YEAR(1)    YEAR(1)    INCEPTION(3)
Alger American Small Capitalization(4)--Class S Shares             8.31     14.35      19.86        N/A         18.01
Columbia Small Cap Value Fund, Variable Series--Class B Shares    (9.99)     3.42      13.71        N/A          5.66
CVS Calvert Social Balanced Portfolio                             (5.06)     2.04       6.53       3.21          5.75
Dreyfus IP Technology Growth--Service Shares                       5.84      3.58      10.99        N/A          6.32
Fidelity(R) VIP Contrafund(R)--Service Class 2                     8.66     11.66      15.43       8.82         14.93
Fidelity(R) VIP Equity-Income--Service Class 2                    (6.43)     5.06      10.93       4.97          9.33
Fidelity(R) VIP Mid Cap--Service Class 2                           6.73     11.79      19.22        N/A         17.19
Janus Aspen Series Balanced--Service Shares                        1.90      5.88       7.80        N/A          6.98
Janus Aspen Series Worldwide Growth--Service Shares                1.04      7.31       9.74        N/A          9.28
MainStay VP Balanced--Service Class                               (5.25)      N/A        N/A        N/A          2.97
MainStay VP Bond--Service Class                                   (1.83)     0.48       1.73       4.01          1.05
MainStay VP Capital Appreciation--Service Class                    3.58      4.49       8.44       1.59          6.47
MainStay VP Cash Management(5)--Current 7-day yield is 2.84%      (3.14)     0.48       0.41       2.07          2.42
MainStay VP Common Stock--Service Class                           (3.10)     5.81      10.56       4.58          9.43
MainStay VP Conservative Allocation--Service Class                (0.93)      N/A        N/A        N/A          3.01
MainStay VP Convertible--Service Class                             5.97      6.76       9.37       6.57          8.07
MainStay VP Developing Growth--Service Class                      26.86     16.08      17.80        N/A         15.50
MainStay VP Floating Rate--Service Class                          (5.48)      N/A        N/A        N/A         (0.19)
MainStay VP Government--Service Class                             (1.68)     0.44       1.02       3.66          0.50
MainStay VP Growth Allocation--Service Class                       1.75       N/A        N/A        N/A          6.85
MainStay VP High Yield Corporate Bond--Service Class              (5.71)     1.73      10.13       6.04          7.13
MainStay VP ICAP Select Equity(6)--Service Class                  (1.52)     6.55      11.39        N/A          9.85
MainStay VP International Equity--Service Class                   (3.29)    10.43      15.34       7.41         14.64
MainStay VP Large Cap Growth--Service Class                       12.36      6.93       8.66        N/A          6.42
MainStay VP Mid Cap Core--Service Class                           (3.21)     8.05      15.81        N/A         14.23
MainStay VP Mid Cap Growth--Service Class                          6.88     10.24      18.85        N/A         16.38
MainStay VP Mid Cap Value--Service Class                          (8.89)     2.09      10.04        N/A          8.79
MainStay VP Moderate Allocation--Service Class                     0.21       N/A        N/A        N/A          4.60
MainStay VP Moderate Growth Allocation--Service Class              0.82       N/A        N/A        N/A          6.04
MainStay VP S&P 500(7) Index--Service Class                       (3.03)     4.49       9.99       3.92          8.16
MainStay VP Small Cap Growth--Service Class                      (10.78)    (1.51)      8.14        N/A          5.77
MainStay VP Total Return--Service Class                           (0.92)     3.93       7.25       3.67          5.71
MainStay VP Value--Service Class                                  (5.82)     5.02      10.33       3.77          9.30
MFS(R) Investors Trust Series--Service Class                       1.66      6.34      10.20        N/A          8.72
MFS(R) Research Series--Service Class                              4.35      6.67      11.77        N/A         10.28
MFS(R) Utilities Series--Service Class                            18.77     21.58      25.77        N/A         25.26
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S            13.49     13.22        N/A        N/A         14.65
Royce Micro-Cap Portfolio--Investment Class                       (3.93)     8.50      16.81      14.00         14.02
Royce Small-Cap Portfolio--Investment Class                       (9.58)     3.82      14.74      12.03          5.64
T. Rowe Price Equity Income Portfolio--II                         (4.81)     4.63      10.47        N/A          9.08
Van Eck Worldwide Hard Assets                                     36.33     36.83      35.41      13.28         15.94
Van Kampen UIF Emerging Markets Equity--Class II                  31.50     33.91        N/A        N/A         35.83
Victory VIF Diversified Stock--Class A Shares                      1.59      7.24      12.63        N/A          9.64

------------------------------------------------------------------------------------------------------------------------
                                                                         Negative numbers appear in parentheses.


PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO CURRENT MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A POLICY, WHEN SURRENDERED, MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, VISIT WWW.NEWYORKLIFEANNUITIES.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT EXPENSES CHARGE OF 1.40%. A POLICY SERVICE CHARGE, EQUAL TO THE LESSER OF $30 OR 2% OF THE ACCUMULATION VALUE OF THE POLICY, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND UPON SURRENDER IF THE ACCUMULATION VALUE IS LESS THAN $20,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $20,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE SURRENDER CHARGE (SC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM SC UNDER THE POLICY. THE MAXIMUM SURRENDER CHARGE FOR EACH PREMIUM PAYMENT IS 7%, DECLINING TO 4% BY THE 6TH YEAR AFTER THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY. THE INVESTMENT DIVISIONS OFFERED THROUGH THE NEW YORK LIFE PLUS VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUND PROSPECTUSES OR VISIT WWW.NEWYORKLIFEANNUITIES.COM. INVESTORS ARE ASKED TO CONSIDER THE OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND THE UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

NEW YORK LIFE (FORMERLY MAINSTAY) PLUS* VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III
AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2007

                                                                      -------------------------------------------------------------
                                                                                        ASSUMING NO SURRENDER(%)(2)

                                                                                                                            SINCE
                                                           INVESTMENT                                                    INVESTMENT
FOR POLICIES PURCHASED BEFORE JUNE 2, 2003      PORTFOLIO   DIVISION                                                      DIVISION
                                                INCEPTION   INCEPTION       1           3           5           10         INCEP-
INVESTMENT DIVISIONS                              DATE       DATE(1)     YEAR(1)     YEAR(1)     YEAR(1)      YEAR(1)      TION(3)
Alger American Small Capitalization(4)--Class
  O Shares                                       9/21/88     10/1/96      15.60       16.40       20.54         4.06         4.06
Columbia Small Cap Value Fund, Variable
  Series--Class B Shares                          6/1/00    11/15/04      (3.94)       5.55       14.31          N/A         7.34
CVS Calvert Social Balanced Portfolio             9/2/86      5/1/95       1.32        4.23        7.30         3.21         5.75
Dreyfus IP Technology Growth--Initial Shares     8/31/99      7/6/01      13.12        6.00       11.92          N/A         0.49
Fidelity(R) VIP Contrafund(R)--Initial Class      1/3/95     10/1/96      15.95       13.78       16.27         9.05        10.57
Fidelity(R) VIP Equity-Income--Initial Class     10/9/86     10/1/96       0.11        7.40       11.85         5.19         7.23
Fidelity(R) VIP Mid Cap--Service Class 2         1/12/00      9/8/03      13.73       13.63       19.71          N/A        17.87
Janus Aspen Series Balanced--Institutional
  Shares                                         9/13/93     10/1/96       8.99        8.20        8.80         7.75         8.88
Janus Aspen Series Worldwide
  Growth--Institutional Shares                   9/13/93     10/1/96       8.10        9.57       10.69         4.82         6.35
MainStay VP Balanced--Service Class               5/2/05      5/2/05       1.12         N/A         N/A          N/A         5.42
MainStay VP Bond--Initial Class                  1/23/84      5/1/95       5.03        2.95        2.91         4.28         4.53
MainStay VP Capital Appreciation--Initial
  Class                                          1/29/93      5/1/95      10.82        6.86        9.43         1.86         5.80
MainStay VP Cash Management(5)--Current 7-day
  yield is 2.84%                                 1/29/93      5/1/95       3.37        2.68        1.34         2.07         2.42
MainStay VP Common Stock--Initial Class          1/23/84      5/1/95       3.67        8.14       11.50         4.85         8.56
MainStay VP Conservative Allocation--Service
  Class                                          2/13/06     2/13/06       5.73         N/A         N/A          N/A         6.56
MainStay VP Convertible--Initial Class           10/1/96     10/1/96      13.26        9.04       10.33         6.83         7.60
MainStay VP Developing Growth--Initial Class      5/1/98      5/1/98      34.21       18.09       18.62          N/A         3.73
MainStay VP Floating Rate--Service Class          5/2/05      5/2/05       0.88         N/A         N/A          N/A         2.27
MainStay VP Government--Initial Class            1/29/93      5/1/95       5.19        2.91        2.21         3.89         4.23
MainStay VP Growth Allocation--Service Class     2/13/06     2/13/06       8.60         N/A         N/A          N/A        10.30
MainStay VP High Yield Corporate
  Bond--Initial Class                             5/1/95      5/1/95       0.88        4.20       11.08         6.30         7.78
MainStay VP ICAP Select Equity(6)--Initial
  Class                                           5/1/98      5/1/98       5.37        8.83       12.30          N/A         3.85
MainStay VP International Equity--Initial
  Class                                           5/1/95      5/1/95       3.47       12.58       16.18         7.68         7.82
MainStay VP Large Cap Growth--Initial Class       5/1/98      5/1/98      19.66        9.20        9.63          N/A         4.71
MainStay VP Mid Cap Core--Service Class           6/2/03      6/2/03       3.30       10.01       16.36          N/A        14.90
MainStay VP Mid Cap Growth--Service Class         6/2/03      6/2/03      13.88       12.12       19.35          N/A        17.01
MainStay VP Mid Cap Value--Initial Class          7/2/01      7/2/01      (2.52)       4.55       10.99          N/A         5.25
MainStay VP Moderate Allocation--Service
  Class                                          2/13/06     2/13/06       6.95         N/A         N/A          N/A         8.12
MainStay VP Moderate Growth
  Allocation--Service Class                      2/13/06     2/13/06       7.60         N/A         N/A          N/A         9.51
MainStay VP S&P 500(7) Index--Initial Class      1/29/93      5/1/95       3.75        6.87       10.95         4.19         8.39
MainStay VP Small Cap Growth--Initial Class       7/2/01      7/2/01      (4.54)       0.89        9.13          N/A         0.98
MainStay VP Total Return--Initial Class          1/29/93      5/1/95       6.01        6.33        8.27         3.94         6.24
MainStay VP Value--Initial Class                  5/1/95      5/1/95       0.76        7.36       11.27         4.03         7.46
MFS(R) Investors Trust Series--Initial Class     10/9/95      5/1/98       8.76        8.65       11.15         3.20         1.91
MFS(R) Research Series--Initial Class            7/26/95      5/1/98      11.62        8.94       12.67         3.67         2.83
MFS(R) Utilities Series--Initial Class            1/3/95      7/2/01      26.11       23.44       26.47        11.31        12.83
Neuberger Berman AMT Mid-Cap Growth
  Portfolio--Class I                             11/3/97      7/2/01      20.82       15.30       17.29         8.13         6.41
Royce Micro-Cap Portfolio--Investment Class     12/27/96      5/2/05       2.52       10.45       17.34        14.00        16.10
Royce Small-Cap Portfolio--Investment Class     12/27/96      5/2/05      (3.51)       5.95       15.31        12.03         8.00
T. Rowe Price Equity Income Portfolio            3/31/94      5/1/98       1.82        6.98       11.41         6.14         5.68
Van Eck Worldwide Hard Assets                     9/1/89      5/1/98      43.33       38.06       35.71        13.28        15.94
Van Kampen UIF Emerging Markets Equity--Class
  I                                              10/1/96     10/1/96      38.50       35.22       34.67        12.24        10.75
Victory VIF Diversified Stock--Class A Shares     7/1/99      5/1/04       8.42        9.23       13.25          N/A        10.91

-----------------------------------------------------------------------------------------------------------------------------------
                                                                      Negative numbers appear in parentheses.

                                              -------------------------------------------------------------
                                                                   ASSUMING SURRENDER(%)

                                                                                                   SINCE
FOR POLICIES PURCHASED BEFORE JUNE 2, 2003                                                      INVESTMENT
                                                    1           3           5          10        DIVISION
INVESTMENT DIVISIONS                             YEAR(1)     YEAR(1)     YEAR(1)     YEAR(1)   INCEPTION(3)
Alger American Small Capitalization(4)--Class
  O Shares                                         8.60       14.65       20.06        4.06         4.06
Columbia Small Cap Value Fund, Variable
  Series--Class B Shares                          (9.99)       3.42       13.71         N/A         5.66
CVS Calvert Social Balanced Portfolio             (5.06)       2.04        6.53        3.21         5.75
Dreyfus IP Technology Growth--Initial Shares       6.12        3.88       11.28         N/A         0.49
Fidelity(R) VIP Contrafund(R)--Initial Class       8.95       11.95       15.72        9.05        10.57
Fidelity(R) VIP Equity-Income--Initial Class      (6.20)       5.34       11.21        5.19         7.23
Fidelity(R) VIP Mid Cap--Service Class 2           6.73       11.79       19.22         N/A        17.19
Janus Aspen Series Balanced--Institutional
  Shares                                           2.12        6.17        8.08        7.75         8.88
Janus Aspen Series Worldwide
  Growth--Institutional Shares                     1.29        7.59       10.02        4.82         6.35
MainStay VP Balanced--Service Class               (5.25)        N/A         N/A         N/A         2.97
MainStay VP Bond--Initial Class                   (1.59)       0.74        2.01        4.28         4.53
MainStay VP Capital Appreciation--Initial
  Class                                            3.84        4.78        8.73        1.86         5.80
MainStay VP Cash Management(5)--Current 7-day
  yield is 2.84%                                  (3.14)       0.48        0.41        2.07         2.42
MainStay VP Common Stock--Initial Class           (2.86)       6.11       10.85        4.85         8.56
MainStay VP Conservative Allocation--Service
  Class                                           (0.93)        N/A         N/A         N/A         3.01
MainStay VP Convertible--Initial Class             6.26        7.04        9.65        6.83         7.60
MainStay VP Developing Growth--Initial Class      27.21       16.40       18.11         N/A         3.73
MainStay VP Floating Rate--Service Class          (5.48)        N/A         N/A         N/A        (0.19)
MainStay VP Government--Initial Class             (1.43)       0.70        1.28        3.89         4.23
MainStay VP Growth Allocation--Service Class       1.75         N/A         N/A         N/A         6.85
MainStay VP High Yield Corporate
  Bond--Initial Class                             (5.48)       2.01       10.42        6.30         7.78
MainStay VP ICAP Select Equity(6)--Initial
  Class                                           (1.27)       6.82       11.66         N/A         3.85
MainStay VP International Equity--Initial
  Class                                           (3.05)      10.71       15.63        7.68         7.82
MainStay VP Large Cap Growth--Initial Class       12.66        7.20        8.93         N/A         4.71
MainStay VP Mid Cap Core--Service Class           (3.21)       8.05       15.81         N/A        14.23
MainStay VP Mid Cap Growth--Service Class          6.88       10.24       18.85         N/A        16.38
MainStay VP Mid Cap Value--Initial Class          (8.67)       2.37       10.32         N/A         5.25
MainStay VP Moderate Allocation--Service
  Class                                            0.21         N/A         N/A         N/A         4.60
MainStay VP Moderate Growth
  Allocation--Service Class                        0.82         N/A         N/A         N/A         6.04
MainStay VP S&P 500(7) Index--Initial Class       (2.78)       4.78       10.28        4.19         8.39
MainStay VP Small Cap Growth--Initial Class      (10.56)      (1.27)       8.42         N/A         0.98
MainStay VP Total Return--Initial Class           (0.67)       4.23        7.54        3.94         6.24
MainStay VP Value--Initial Class                  (5.59)       5.30       10.61        4.03         7.46
MFS(R) Investors Trust Series--Initial Class       1.91        6.63       10.48        3.20         1.91
MFS(R) Research Series--Initial Class              4.62        6.93       12.05        3.67         2.83
MFS(R) Utilities Series--Initial Class            19.11       21.89       26.08       11.31        12.83
Neuberger Berman AMT Mid-Cap Growth
  Portfolio--Class I                              13.82       13.51       16.76        8.13         6.41
Royce Micro-Cap Portfolio--Investment Class       (3.93)       8.50       16.81       14.00        14.02
Royce Small-Cap Portfolio--Investment Class       (9.58)       3.82       14.74       12.03         5.64
T. Rowe Price Equity Income Portfolio             (4.59)       4.90       10.76        6.14         5.68
Van Eck Worldwide Hard Assets                     36.33       36.83       35.41       13.28        15.94
Van Kampen UIF Emerging Markets Equity--Class
  I                                               31.50       33.93       34.37       12.24        10.75
Victory VIF Diversified Stock--Class A Shares      1.59        7.24       12.63         N/A         9.64

-----------------------------------------------------------------------------------------------------------
                                                          Negative numbers appear in parentheses.


PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO CURRENT MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A POLICY, WHEN SURRENDERED, MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, VISIT WWW.NEWYORKLIFEANNUITIES.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT EXPENSES CHARGE OF 1.40%. A POLICY SERVICE CHARGE, EQUAL TO THE LESSER OF $30 OR 2% OF THE ACCUMULATION VALUE OF THE POLICY, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND UPON SURRENDER IF THE ACCUMULATION VALUE IS LESS THAN $20,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $20,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE SURRENDER CHARGE (SC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM SC UNDER THE POLICY. THE MAXIMUM SURRENDER CHARGE FOR EACH PREMIUM PAYMENT IS 7%, DECLINING TO 4% BY THE 6TH YEAR AFTER THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY. THE INVESTMENT DIVISIONS OFFERED THROUGH THE NEW YORK LIFE PLUS VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUND PROSPECTUSES OR VISIT WWW.NEWYORKLIFEANNUITIES.COM. INVESTORS ARE ASKED TO CONSIDER THE OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND THE UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

NEW YORK LIFE (FORMERLY MAINSTAY) PLUS* VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III
AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2007

* Effective December 4, 2006, New York Life is not accepting any new business in New York Life Plus Variable Annuity policies. New York Life will continue accepting additional premium payments in existing New York Life Plus Variable Annuity policies pursuant to the contract's guidelines. Policyholders can continue to reallocate their premiums within New York Life Plus Variable Annuity Investment Divisions and New York Life will continue to service existing policies.

(1) The New York Life Plus Variable Annuity was first offered for sale on May 1, 1995. The New York Life Plus Variable Annuity invests in NYLIAC Variable Annuity Separate Account III. Certain Portfolios existed prior to the date that they were added as Investment Divisions of NYLIAC Variable Annuity Separate Account III. The performance for the MainStay VP Series Fund, Inc. Service Class portfolios are based on the Initial Class Portfolio Inception Date (where applicable). The performance for all other funds is based on the Portfolio Inception Date reflected in this performance summary. The hypothetical performance has been modified to reflect Separate Account Expense Charges and Fund annual expenses as if the policy had been available during the periods shown.

    The performance shown is for the indicated classes/shares only.

    FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003, these classes/shares impose a 12b-1 fee except for CVS Calvert Social Balanced Portfolio, MainStay VP Cash Management, Royce Micro-Cap Portfolio--Investment Class, Royce Small-Cap Portfolio--Investment Class and Van Eck Worldwide Hard Assets.

    FOR POLICIES PURCHASED BEFORE JUNE 2, 2003, these classes/shares do not impose a 12b-1 fee except for Fidelity(R) VIP Mid Cap--Service Class 2 which was added as an Investment Division on September 8, 2003, MainStay VP Mid Cap Core--Service Class, MainStay VP Mid Cap Growth--Service Class, and Victory VIF Diversified Stock--Class A which were added as Investment Divisions on May 1, 2004, Columbia Small Cap Value, Variable Series, Class B which was added as an Investment Division on November 15, 2004, MainStay VP Floating Rate--Service Class and MainStay VP Balanced--Service Class which were added as Investment Divisions on May 1, 2005, and MainStay VP Conservative Allocation--Service Class, MainStay VP Growth Allocation--Service Class, MainStay VP Moderate Allocation--Service Class and MainStay VP Moderate Growth Allocation--Service Class which were added as Investment Divisions on February 13, 2006.

    Performance for the classes/shares that impose the 12b-1 fee may be lower than the returns for those classes/shares that do not impose a 12b-1 fee.

(2) Assumes no deduction for surrender charges.

(3) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(4) New allocations to the Alger American Small Capitalization--Class O and Class S Shares will not be accepted from policyowners who were not invested in the investment divisions as of June 1, 2007.

(5) AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THIS PORTFOLIO. THE CURRENT YIELD AS OF DECEMBER 31, 2007 MORE CLOSELY REFLECTS THE PORTFOLIO'S EARNINGS THAN THE TOTAL RETURN FIGURES SHOWN.

(6) The MainStay VP Income & Growth Portfolio merged with and into the MainStay VP ICAP Select Equity Portfolio on August 17, 2007.

(7) The S&P 500(R) Index is an unmanaged index and is widely regarded as the standard for measuring large-cap U.S. stock market performance. "S&P 500" is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index Portfolio. The MainStay VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index Portfolio. Investors cannot directly purchase any index.

Historically, certain fees have been assumed or reduced by some of the portfolios. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

SMRU # 00362146 CV

NEW YORK LIFE (FORMERLY MAINSTAY) ACCESS* VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III
AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2007


                                                                             INVESTMENT
                                                                PORTFOLIO     DIVISION
                                                                INCEPTION     INCEPTION
INVESTMENT DIVISIONS                                               DATE        DATE(1)
Alger American Small Capitalization(3)--Class O Shares            9/21/88      3/13/00
Columbia Small Cap Value Fund, Variable Series--Class B Shares     6/1/00     11/15/04
CVS Calvert Social Balanced Portfolio                              9/2/86      3/13/00
Dreyfus IP Technology Growth--Initial Shares                      8/31/99       7/2/01
Fidelity(R) VIP Contrafund(R)--Initial Class                       1/3/95      3/13/00
Fidelity(R) VIP Equity-Income--Initial Class                      10/9/86      3/13/00
Fidelity(R) VIP Mid Cap--Service Class 2                          1/12/00       9/8/03
Janus Aspen Series Balanced--Institutional Shares                 9/13/93      3/13/00
Janus Aspen Series Worldwide Growth--Institutional Shares         9/13/93      3/13/00
MainStay VP Balanced--Service Class                                5/2/05       5/2/05
MainStay VP Bond--Initial Class                                   1/23/84      3/13/00
MainStay VP Capital Appreciation--Initial Class                   1/29/93      3/13/00
MainStay VP Cash Management(4)--Current 7-day yield is 2.69%      1/29/93      3/13/00
MainStay VP Common Stock--Initial Class                           1/23/84      3/13/00
MainStay VP Conservative Allocation--Service Class                2/13/06      2/13/06
MainStay VP Convertible--Initial Class                            10/1/96      3/13/00
MainStay VP Developing Growth--Initial Class                       5/1/98      3/13/00
MainStay VP Floating Rate--Service Class                           5/2/05       5/2/05
MainStay VP Government--Initial Class                             1/29/93      3/13/00
MainStay VP Growth Allocation--Service Class                      2/13/06      2/13/06
MainStay VP High Yield Corporate Bond--Initial Class               5/1/95      3/13/00
MainStay VP ICAP Select Equity(5)--Initial Class                   5/1/98      3/13/00
MainStay VP International Equity--Initial Class                    5/1/95      3/13/00
MainStay VP Large Cap Growth--Initial Class                        5/1/98      3/13/00
MainStay VP Mid Cap Core--Service Class                            6/2/03       6/2/03
MainStay VP Mid Cap Growth--Service Class                          6/2/03       6/2/03
MainStay VP Mid Cap Value--Initial Class                           7/2/01       7/2/01
MainStay VP Moderate Allocation--Service Class                    2/13/06      2/13/06
MainStay VP Moderate Growth Allocation--Service Class             2/13/06      2/13/06
MainStay VP S&P 500(6) Index--Initial Class                       1/29/93      3/13/00
MainStay VP Small Cap Growth--Initial Class                        7/2/01       7/2/01
MainStay VP Total Return--Initial Class                           1/29/93      3/13/00
MainStay VP Value--Initial Class                                   5/1/95      3/13/00
MFS(R) Investors Trust Series--Initial Class                      10/9/95      3/13/00
MFS(R) Research Series--Initial Class                             7/26/95      3/13/00
MFS(R) Utilities Series--Initial Class                             1/3/95       7/2/01
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class I            11/3/97       7/2/01
Royce Micro-Cap Portfolio--Investment Class                      12/27/96       5/2/05
Royce Small-Cap Portfolio--Investment Class                      12/27/96       5/2/05
T. Rowe Price Equity Income Portfolio                             3/31/94      3/13/00
Van Eck Worldwide Hard Assets                                      9/1/89      3/13/00
Van Kampen UIF Emerging Markets Equity--Class I                   10/1/96      3/13/00
Victory VIF Diversified Stock--Class A Shares                      7/1/99       5/1/04
---------------------------------------------------------------------------------------
                                                                Negative numbers appear
                                                                    in parentheses.

                                                                                                                SINCE
                                                                                                             INVESTMENT
                                                                   1          3          5          10        DIVISION
INVESTMENT DIVISIONS                                            YEAR(1)    YEAR(1)    YEAR(1)    YEAR(1)    INCEPTION(2)
Alger American Small Capitalization(3)--Class O Shares           15.43      16.22      20.36       3.91          1.13
Columbia Small Cap Value Fund, Variable Series--Class B Shares   (4.08)      5.39      14.13        N/A          6.12
CVS Calvert Social Balanced Portfolio                             1.17       4.07       7.14       3.05          0.61
Dreyfus IP Technology Growth--Initial Shares                     12.95       5.84      11.75        N/A          3.64
Fidelity(R) VIP Contrafund(R)--Initial Class                     15.77      13.61      16.09       8.89          6.50
Fidelity(R) VIP Equity-Income--Initial Class                     (0.04)      7.24      11.69       5.04          4.71
Fidelity(R) VIP Mid Cap--Service Class 2                         13.55      13.46      19.53        N/A         15.84
Janus Aspen Series Balanced--Institutional Shares                 8.83       8.04       8.64       7.59          3.92
Janus Aspen Series Worldwide Growth--Institutional Shares         7.93       9.40      10.52       4.67         (2.17)
MainStay VP Balanced--Service Class                               0.97        N/A        N/A        N/A          5.23
MainStay VP Bond--Initial Class                                   4.87       2.80       2.76       4.12          4.69
MainStay VP Capital Appreciation--Initial Class                  10.65       6.70       9.27       1.71         (3.53)
MainStay VP Cash Management(4)--Current 7-day yield is 2.69%      3.21       2.53       1.19       1.92          1.40
MainStay VP Common Stock--Initial Class                           3.52       7.98      11.33       4.69         (0.32)
MainStay VP Conservative Allocation--Service Class                5.57        N/A        N/A        N/A          6.51
MainStay VP Convertible--Initial Class                           13.08       8.88      10.17       6.67          3.33
MainStay VP Developing Growth--Initial Class                     34.00      17.92      18.44        N/A          4.22
MainStay VP Floating Rate--Service Class                          0.72        N/A        N/A        N/A          2.34
MainStay VP Government--Initial Class                             5.04       2.75       2.06       3.74          3.93
MainStay VP Growth Allocation--Service Class                      8.43        N/A        N/A        N/A          8.83
MainStay VP High Yield Corporate Bond--Initial Class              0.73       4.05      10.91       6.14          6.57
MainStay VP ICAP Select Equity(5)--Initial Class                  5.20       8.67      12.13        N/A          3.86
MainStay VP International Equity--Initial Class                   3.31      12.41      16.01       7.52          6.23
MainStay VP Large Cap Growth--Initial Class                      19.47       9.03       9.47        N/A         (1.84)
MainStay VP Mid Cap Core--Service Class                           3.15       9.84      16.18        N/A         10.42
MainStay VP Mid Cap Growth--Service Class                        13.71      11.95      19.17        N/A         12.71
MainStay VP Mid Cap Value--Initial Class                         (2.67)      4.39      10.83        N/A          5.06
MainStay VP Moderate Allocation--Service Class                    6.79        N/A        N/A        N/A          7.36
MainStay VP Moderate Growth Allocation--Service Class             7.44        N/A        N/A        N/A          8.48
MainStay VP S&P 500(6) Index--Initial Class                       3.60       6.71      10.78       4.03          0.52
MainStay VP Small Cap Growth--Initial Class                      (4.69)      0.74       8.97        N/A          1.30
MainStay VP Total Return--Initial Class                           5.85       6.17       8.11       3.79         (0.25)
MainStay VP Value--Initial Class                                  0.61       7.20      11.10       3.88          4.91
MFS(R) Investors Trust Series--Initial Class                      8.60       8.49      10.98       3.04          0.74
MFS(R) Research Series--Initial Class                            11.45       8.77      12.51       3.51         (1.10)
MFS(R) Utilities Series--Initial Class                           25.92      23.25      26.28      11.15         16.76
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class I           20.63      15.12      17.12       7.97          7.29
Royce Micro-Cap Portfolio--Investment Class                       2.37      10.28      17.17      13.82         16.55
Royce Small-Cap Portfolio--Investment Class                      (3.65)      5.79      15.14      11.86          5.87
T. Rowe Price Equity Income Portfolio                             1.67       6.82      11.25       5.98          6.54
Van Eck Worldwide Hard Assets                                    43.11      37.86      35.50      13.11         21.25
Van Kampen UIF Emerging Markets Equity--Class I                  38.28      35.01      34.47      12.08         11.50
Victory VIF Diversified Stock--Class A Shares                     8.03       8.85      12.85        N/A          9.31
------------------------------------------------------------------------------------------------------------------------
                                                                         Negative numbers appear in parentheses.


PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO CURRENT MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A POLICY, WHEN SURRENDERED, MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, VISIT WWW.NEWYORKLIFEANNUITIES.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT EXPENSES CHARGE OF 1.55%. A POLICY SERVICE CHARGE OF $40 IS NOT INCLUDED IN THESE CHARGES BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND UPON SURRENDER IF THE ACCUMULATION VALUE IS LESS THAN $50,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $50,000. NO SURRENDER CHARGES ARE ASSESSED UNDER THE NEW YORK LIFE ACCESS VARIABLE ANNUITY. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY. THEREFORE, THE VALUES SHOWN ARE APPLICABLE IF THE POLICY IS SURRENDERED OR NOT SURRENDERED. THE INVESTMENT DIVISIONS OFFERED THROUGH THE NEW YORK LIFE ACCESS VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUND PROSPECTUSES OR VISIT WWW.NEWYORKLIFEANNUITIES.COM. INVESTORS ARE ASKED TO CONSIDER THE OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND THE UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

NEW YORK LIFE (FORMERLY MAINSTAY) ACCESS* VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III
AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2007

* Effective October 14, 2002, New York Life is not accepting any new business in New York Life Access Variable Annuity policies and effective April 8, 2003, New York Life is not accepting any additional premiums payments in existing New York Life Access Variable Annuity policies. Policyholders can continue to reallocate their current premiums within New York Life Access Variable Annuity Investment Divisions and New York Life will continue to service existing policies.

(1) The New York Life Access Variable Annuity was first offered for sale on March 13, 2000. The New York Life Access Variable Annuity invests in NYLIAC Variable Annuity Separate Account III. Certain Portfolios existed prior to the date that they were added as Investment Divisions of NYLIAC Variable Annuity Separate Account III. The performance for the MainStay VP Series Fund, Inc. Service Class portfolios are based on the Initial Class Portfolio Inception Date (where applicable). The performance for all other funds is based on the Portfolio Inception Date reflected in this performance summary. The hypothetical performance has been modified to reflect Separate Account Expense Charges and Fund annual expenses as if the policy had been available during the periods shown.

    The performance shown is for the indicated classes/shares only.

    These classes/shares were discontinued for new sales June 1, 2003, except for Fidelity(R) VIP Mid Cap--Service Class 2, which was added as an Investment Division on September 8, 2003, the Victory VIF Diversified Stock--Class A Shares, which was added as an Investment Division on May 1, 2004, and MainStay VP Mid Cap Core--Service Class and MainStay VP Mid Cap Growth--Service Class, which were added on June 2, 2003 as Investment Divisions of NYLIAC Variable Annuity Separate Account III but not made available as an Investment Division available through the New York Life Access Variable Annuity until May 1, 2004.

    Beginning June 2, 2003, new classes/shares of Investment Divisions were offered that impose a 12b-1 fee, except for CVS Calvert Social Balanced Portfolio, MainStay VP Cash Management, MainStay VP Conservative Allocation, MainStay VP Growth Allocation, MainStay VP Moderate Allocation, MainStay VP Moderate Growth Allocation, Royce Micro-Cap Portfolio--Investment Class, Royce Small-Cap Portfolio--Investment Class and Van Eck Worldwide Hard Assets.

    Performance for the classes/shares that impose the 12b-1 fee may be lower than the returns for those classes/shares that do not impose the 12b-1 fee.

(2) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(3) New allocations to the Alger American Small Capitalization--Class O and Class S Shares will not be accepted from policyowners who were not invested in the investment divisions as of June 1, 2007.

(4) AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THIS PORTFOLIO. THE CURRENT YIELD AS OF DECEMBER 31, 2007 MORE CLOSELY REFLECTS THE PORTFOLIO'S EARNINGS THAN THE TOTAL RETURN FIGURES SHOWN.

(5) The MainStay VP Income & Growth Portfolio merged with and into the MainStay VP ICAP Select Equity Portfolio on August 17, 2007.

(6) The S&P 500(R) Index is an unmanaged index and is widely regarded as the standard for measuring large-cap U.S. stock market performance. "S&P 500" is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index Portfolio. The MainStay VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index Portfolio. Investors cannot directly purchase any index.

Historically, certain fees have been assumed or reduced by some of the portfolios. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

SMRU # 00362146 CV

NEW YORK LIFE (FORMERLY MAINSTAY) PREMIUM PLUS VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III
AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2007

                                                                             INVESTMENT
FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003                 PORTFOLIO     DIVISION
                                                                INCEPTION     INCEPTION
INVESTMENT DIVISIONS                                               DATE        DATE(1)
Alger American Small Capitalization(4)--Class S Shares             5/1/02       6/2/03
Columbia Small Cap Value Fund, Variable Series--Class B Shares     6/1/00     11/15/04
CVS Calvert Social Balanced Portfolio                              9/2/86       6/2/03
Dreyfus IP Technology Growth--Service Shares                     12/29/00       6/2/03
Fidelity(R) VIP Contrafund(R)--Service Class 2                    1/12/00       6/2/03
Fidelity(R) VIP Equity-Income--Service Class 2                    1/12/00       6/2/03
Fidelity(R) VIP Mid Cap--Service Class 2                          1/12/00       9/8/03
Janus Aspen Series Balanced--Service Shares                      12/31/99       6/2/03
Janus Aspen Series Worldwide Growth--Service Shares              12/31/99       6/2/03
MainStay VP Balanced--Service Class                                5/2/05       5/2/05
MainStay VP Bond--Service Class                                    6/2/03       6/2/03
MainStay VP Capital Appreciation--Service Class                    6/2/03       6/2/03
MainStay VP Cash Management(5)--Current 7-day yield is 2.63%      1/29/93       6/2/03
MainStay VP Common Stock--Service Class                            6/2/03       6/2/03
MainStay VP Conservative Allocation--Service Class                2/13/06      2/13/06
MainStay VP Convertible--Service Class                             6/2/03       6/2/03
MainStay VP Developing Growth--Service Class                       6/2/03       6/2/03
MainStay VP Floating Rate--Service Class                           5/2/05       5/2/05
MainStay VP Government--Service Class                              6/2/03       6/2/03
MainStay VP Growth Allocation--Service Class                      2/13/06      2/13/06
MainStay VP High Yield Corporate Bond--Service Class               6/2/03       6/2/03
MainStay VP ICAP Select Equity(6)--Service Class                   6/2/03       6/2/03
MainStay VP International Equity--Service Class                    6/2/03       6/2/03
MainStay VP Large Cap Growth--Service Class                        6/2/03       6/2/03
MainStay VP Mid Cap Core--Service Class                            6/2/03       6/2/03
MainStay VP Mid Cap Growth--Service Class                          6/2/03       6/2/03
MainStay VP Mid Cap Value--Service Class                           6/2/03       6/2/03
MainStay VP Moderate Allocation--Service Class                    2/13/06      2/13/06
MainStay VP Moderate Growth Allocation--Service Class             2/13/06      2/13/06
MainStay VP S&P 500(7) Index--Service Class                        6/2/03       6/2/03
MainStay VP Small Cap Growth--Service Class                        6/2/03       6/2/03
MainStay VP Total Return--Service Class                            6/2/03       6/2/03
MainStay VP Value--Service Class                                   6/2/03       6/2/03
MFS(R) Investors Trust Series--Service Class                       5/1/00       6/2/03
MFS(R) Research Series--Service Class                              5/1/00       6/2/03
MFS(R) Utilities Series--Service Class                             5/1/00       6/2/03
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S            2/18/03       6/2/03
Royce Micro-Cap Portfolio--Investment Class                      12/27/96       5/2/05
Royce Small-Cap Portfolio--Investment Class                      12/27/96       5/2/05
T. Rowe Price Equity Income Portfolio--II                         4/30/02       6/2/03
Van Eck Worldwide Hard Assets                                      9/1/89       6/2/03
Van Kampen UIF Emerging Markets Equity--Class II                  1/10/03       6/2/03
Victory VIF Diversified Stock--Class A Shares                      7/1/99       5/1/04

---------------------------------------------------------------------------------------
                                                                Negative numbers appear
                                                                    in parentheses.
                                                               ---------------------------------------------------------
                                                                               ASSUMING NO SURRENDER(%)(2)

                                                                                                                SINCE
FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003                                                              INVESTMENT
                                                                   1          3          5          10        DIVISION
INVESTMENT DIVISIONS                                            YEAR(1)    YEAR(1)    YEAR(1)    YEAR(1)    INCEPTION(3)
Alger American Small Capitalization(4)--Class S Shares           15.07      15.88      20.10        N/A         18.37
Columbia Small Cap Value Fund, Variable Series--Class B Shares   (4.13)      5.34      14.08        N/A          7.02
CVS Calvert Social Balanced Portfolio                             1.12       4.02       7.08       3.00          0.20
Dreyfus IP Technology Growth--Service Shares                     12.61       5.50      11.42        N/A          6.82
Fidelity(R) VIP Contrafund(R)--Service Class 2                   15.43      13.27      15.75       8.60         15.17
Fidelity(R) VIP Equity-Income--Service Class 2                   (0.34)      6.91      11.36       4.76          9.65
Fidelity(R) VIP Mid Cap--Service Class 2                         13.50      13.40      19.47        N/A         17.67
Janus Aspen Series Balanced--Service Shares                       8.53       7.71       8.31        N/A          7.77
Janus Aspen Series Worldwide Growth--Service Shares               7.62       9.08      10.20        N/A          9.71
MainStay VP Balanced--Service Class                               0.91        N/A        N/A        N/A          5.22
MainStay VP Bond--Service Class                                   4.56       2.48       2.45       3.80          1.89
MainStay VP Capital Appreciation--Service Class                  10.32       6.37       8.94       1.39          7.41
MainStay VP Cash Management(5)--Current 7-day yield is 2.63%      3.16       2.48       1.14       1.87          1.28
MainStay VP Common Stock--Service Class                           3.21       7.64      10.99       4.38          9.89
MainStay VP Conservative Allocation--Service Class                5.51        N/A        N/A        N/A          6.38
MainStay VP Convertible--Service Class                           12.75       8.55       9.84       6.35          8.80
MainStay VP Developing Growth--Service Class                     33.59      17.55      18.08        N/A         15.65
MainStay VP Floating Rate--Service Class                          0.67        N/A        N/A        N/A          2.08
MainStay VP Government--Service Class                             4.72       2.43       1.75       3.42          1.22
MainStay VP Growth Allocation--Service Class                      8.38        N/A        N/A        N/A          9.05
MainStay VP High Yield Corporate Bond--Service Class              0.42       3.73      10.58       5.83          7.66
MainStay VP ICAP Select Equity(6)--Service Class                  4.89       8.35      11.80        N/A         10.46
MainStay VP International Equity--Service Class                   3.00      12.09      15.67       7.20         14.77
MainStay VP Large Cap Growth--Service Class                      19.12       8.71       9.15        N/A          7.04
MainStay VP Mid Cap Core--Service Class                           3.09       9.79      16.13        N/A         14.53
MainStay VP Mid Cap Growth--Service Class                        13.65      11.90      19.11        N/A         16.27
MainStay VP Mid Cap Value--Service Class                         (2.96)      4.08      10.49        N/A          9.67
MainStay VP Moderate Allocation--Service Class                    6.73        N/A        N/A        N/A          7.32
MainStay VP Moderate Growth Allocation--Service Class             7.39        N/A        N/A        N/A          8.54
MainStay VP S&P 500(7) Index--Service Class                       3.29       6.37      10.44       3.72          8.66
MainStay VP Small Cap Growth--Service Class                      (4.97)      0.44       8.65        N/A          6.64
MainStay VP Total Return--Service Class                           5.53       5.84       7.78       3.46          6.38
MainStay VP Value--Service Class                                  0.31       6.88      10.77       3.56          9.76
MFS(R) Investors Trust Series--Service Class                      8.28       8.15      10.65        N/A          9.46
MFS(R) Research Series--Service Class                            11.13       8.46      12.18        N/A         10.64
MFS(R) Utilities Series--Service Class                           25.52      22.89      25.91        N/A         25.52
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S           20.25      14.78        N/A        N/A         15.26
Royce Micro-Cap Portfolio--Investment Class                       2.32      10.22      17.11      13.77         15.76
Royce Small-Cap Portfolio--Investment Class                      (3.70)      5.73      15.08      11.81          6.69
T. Rowe Price Equity Income Portfolio--II                         1.39       6.51      10.91        N/A          9.60
Van Eck Worldwide Hard Assets                                    43.04      37.79      35.44      13.05         21.81
Van Kampen UIF Emerging Markets Equity--Class II                 38.22      34.93        N/A        N/A         35.17
Victory VIF Diversified Stock--Class A Shares                     8.20       9.02      13.02        N/A         10.42

------------------------------------------------------------------------------------------------------------------------
                                                                         Negative numbers appear in parentheses.

                                                               ---------------------------------------------------------
                                                                                  ASSUMING SURRENDER(%)

                                                                                                                SINCE
FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003                                                              INVESTMENT
                                                                   1          3          5          10        DIVISION
INVESTMENT DIVISIONS                                            YEAR(1)    YEAR(1)    YEAR(1)    YEAR(1)    INCEPTION(3)
Alger American Small Capitalization(4)--Class S Shares             7.07     13.86      19.42        N/A         17.52
Columbia Small Cap Value Fund, Variable Series--Class B Shares   (11.04)     2.88      13.24        N/A          4.74
CVS Calvert Social Balanced Portfolio                             (6.16)     1.50       6.00       3.00         (0.30)
Dreyfus IP Technology Growth--Service Shares                       4.61      3.05      10.50        N/A          5.58
Fidelity(R) VIP Contrafund(R)--Service Class 2                     7.43     11.15      14.96       8.60         14.23
Fidelity(R) VIP Equity-Income--Service Class 2                    (7.52)     4.53      10.43       4.76          8.52
Fidelity(R) VIP Mid Cap--Service Class 2                           5.50     11.29      18.78        N/A         16.70
Janus Aspen Series Balanced--Service Shares                        0.71      5.36       7.27        N/A          6.57
Janus Aspen Series Worldwide Growth--Service Shares               (0.13)     6.79       9.23        N/A          8.59
MainStay VP Balanced--Service Class                               (6.35)      N/A        N/A        N/A          2.40
MainStay VP Bond--Service Class                                   (2.97)    (0.04)      1.14       3.80          0.45
MainStay VP Capital Appreciation--Service Class                    2.38      3.96       7.92       1.39          6.20
MainStay VP Cash Management(5)--Current 7-day yield is 2.63%      (4.26)    (0.04)     (0.17)      1.87          0.78
MainStay VP Common Stock--Service Class                           (4.22)     5.29      10.06       4.38          8.77
MainStay VP Conservative Allocation--Service Class                (2.08)      N/A        N/A        N/A          2.28
MainStay VP Convertible--Service Class                             4.75      6.24       8.86       6.35          7.64
MainStay VP Developing Growth--Service Class                      25.59     15.59      17.35        N/A         14.72
MainStay VP Floating Rate--Service Class                          (6.57)      N/A        N/A        N/A         (0.75)
MainStay VP Government--Service Class                             (2.82)    (0.09)      0.43       3.42         (0.22)
MainStay VP Growth Allocation--Service Class                       0.58       N/A        N/A        N/A          5.02
MainStay VP High Yield Corporate Bond--Service Class              (6.81)     1.19       9.63       5.83          6.46
MainStay VP ICAP Select Equity(6)--Service Class                  (2.66)     6.03      10.89        N/A          9.36
MainStay VP International Equity--Service Class                   (4.41)     9.92      14.87       7.20         13.81
MainStay VP Large Cap Growth--Service Class                       11.12      6.41       8.14        N/A          5.82
MainStay VP Mid Cap Core--Service Class                           (4.33)     7.53      15.35        N/A         13.58
MainStay VP Mid Cap Growth--Service Class                          5.65      9.73      18.40        N/A         15.37
MainStay VP Mid Cap Value--Service Class                          (9.95)     1.55       9.54        N/A          8.55
MainStay VP Moderate Allocation--Service Class                    (0.95)      N/A        N/A        N/A          3.24
MainStay VP Moderate Growth Allocation--Service Class             (0.34)      N/A        N/A        N/A          4.49
MainStay VP S&P 500(7) Index--Service Class                       (4.15)     3.96       9.49       3.72          7.50
MainStay VP Small Cap Growth--Service Class                      (11.82)    (2.03)      7.62        N/A          5.39
MainStay VP Total Return--Service Class                           (2.06)     3.40       6.72       3.46          5.13
MainStay VP Value--Service Class                                  (6.91)     4.49       9.82       3.56          8.65
MFS(R) Investors Trust Series--Service Class                       0.48      5.82       9.70        N/A          8.33
MFS(R) Research Series--Service Class                              3.13      6.15      11.28        N/A          9.56
MFS(R) Utilities Series--Service Class                            17.52     21.10      25.35        N/A         24.77
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S            12.25     12.72        N/A        N/A         14.30
Royce Micro-Cap Portfolio--Investment Class                       (5.05)     7.98      16.35      13.77         13.31
Royce Small-Cap Portfolio--Investment Class                      (10.63)     3.29      14.27      11.81          3.88
T. Rowe Price Equity Income Portfolio--II                         (5.91)     4.10       9.97        N/A          8.48
Van Eck Worldwide Hard Assets                                     35.04     36.37      35.02      13.05         21.65
Van Kampen UIF Emerging Markets Equity--Class II                  30.22     33.45        N/A        N/A         34.64
Victory VIF Diversified Stock--Class A Shares                      0.41      6.72      12.15        N/A          8.70

------------------------------------------------------------------------------------------------------------------------
                                                                         Negative numbers appear in parentheses.


PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO CURRENT MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A POLICY, WHEN SURRENDERED, MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, VISIT WWW.NEWYORKLIFEANNUITIES.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT EXPENSES CHARGE OF 1.60% BUT DOES NOT INCLUDE ANY CREDITS APPLIED. A POLICY SERVICE CHARGE OF $30 IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND UPON SURRENDER IF THE ACCUMULATION VALUE IS LESS THAN $100,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $100,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE SURRENDER CHARGE (SC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM SC UNDER THE POLICY. THE MAXIMUM SURRENDER CHARGE FOR EACH PREMIUM PAYMENT IS 8%, DECLINING TO 4% (2% FOR SINGLE PREMIUM POLICIES) BY THE 8TH YEAR AFTER THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY. THE INVESTMENT DIVISIONS OFFERED THROUGH THE NEW YORK LIFE PREMIUM PLUS VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUND PROSPECTUSES OR VISIT WWW.NEWYORKLIFEANNUITIES.COM. INVESTORS ARE ASKED TO CONSIDER THE OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND THE UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

NEW YORK LIFE (FORMERLY MAINSTAY) PREMIUM PLUS VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III
AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2007

                                                                             INVESTMENT
FOR POLICIES PURCHASED BEFORE JUNE 2, 2003                      PORTFOLIO     DIVISION
                                                                INCEPTION     INCEPTION
INVESTMENT DIVISIONS                                               DATE        DATE(1)
Alger American Small Capitalization(4)--Class O Shares            9/21/88      7/10/00
Columbia Small Cap Value Fund, Variable Series--Class B Shares     6/1/00     11/15/04
CVS Calvert Social Balanced Portfolio                              9/2/86      7/10/00
Dreyfus IP Technology Growth--Initial Shares                      8/31/99       7/6/01
Fidelity(R) VIP Contrafund(R)--Initial Class                       1/3/95      7/10/00
Fidelity(R) VIP Equity-Income--Initial Class                      10/9/86      7/10/00
Fidelity(R) VIP Mid Cap--Service Class 2                          1/12/00       9/8/03
Janus Aspen Series Balanced--Institutional Shares                 9/13/93      7/10/00
Janus Aspen Series Worldwide Growth--Institutional Shares         9/13/93      7/10/00
MainStay VP Balanced--Service Class                                5/2/05       5/2/05
MainStay VP Bond--Initial Class                                   1/23/84      7/10/00
MainStay VP Capital Appreciation--Initial Class                   1/29/93      7/10/00
MainStay VP Cash Management(5)--Current 7-day yield is 2.63%      1/29/93      7/10/00
MainStay VP Common Stock--Initial Class                           1/23/84      7/10/00
MainStay VP Conservative Allocation--Service Class                2/13/06      2/13/06
MainStay VP Convertible--Initial Class                            10/1/96      7/10/00
MainStay VP Developing Growth--Initial Class                       5/1/98      7/10/00
MainStay VP Floating Rate--Service Class                           5/2/05       5/2/05
MainStay VP Government--Initial Class                             1/29/93      7/10/00
MainStay VP Growth Allocation--Service Class                      2/13/06      2/13/06
MainStay VP High Yield Corporate Bond--Initial Class               5/1/95      7/10/00
MainStay VP ICAP Select Equity(6)--Initial Class                   5/1/98      7/10/00
MainStay VP International Equity--Initial Class                    5/1/95      7/10/00
MainStay VP Large Cap Growth--Initial Class                        5/1/98      7/10/00
MainStay VP Mid Cap Core--Service Class                            6/2/03       6/2/03
MainStay VP Mid Cap Growth--Service Class                          6/2/03       6/2/03
MainStay VP Mid Cap Value--Initial Class                           7/2/01       7/2/01
MainStay VP Moderate Allocation--Service Class                    2/13/06      2/13/06
MainStay VP Moderate Growth Allocation--Service Class             2/13/06      2/13/06
MainStay VP S&P 500(7) Index--Initial Class                       1/29/93      7/10/00
MainStay VP Small Cap Growth--Initial Class                        7/2/01       7/2/01
MainStay VP Total Return--Initial Class                           1/29/93      7/10/00
MainStay VP Value--Initial Class                                   5/1/95      7/10/00
MFS(R) Investors Trust Series--Initial Class                      10/9/95      7/10/00
MFS(R) Research Series--Initial Class                             7/26/95      7/10/00
MFS(R) Utilities Series--Initial Class                             1/3/95       7/2/01
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class I            11/3/97       7/2/01
Royce Micro-Cap Portfolio--Investment Class                      12/27/96       5/2/05
Royce Small-Cap Portfolio--Investment Class                      12/27/96       5/2/05
T. Rowe Price Equity Income Portfolio                             3/31/94      7/10/00
Van Eck Worldwide Hard Assets                                      9/1/89      7/10/00
Van Kampen UIF Emerging Markets Equity--Class I                   10/1/96      7/10/00
Victory VIF Diversified Stock--Class A Shares                      7/1/99       5/1/04

---------------------------------------------------------------------------------------
                                                                Negative numbers appear
                                                                    in parentheses.

                                                               ---------------------------------------------------------
                                                                               ASSUMING NO SURRENDER(%)(2)

                                                                                                                SINCE
FOR POLICIES PURCHASED BEFORE JUNE 2, 2003                                                                   INVESTMENT
                                                                   1          3          5          10        DIVISION
INVESTMENT DIVISIONS                                            YEAR(1)    YEAR(1)    YEAR(1)    YEAR(1)    INCEPTION(3)
Alger American Small Capitalization(4)--Class O Shares           15.37      16.16      20.30       3.85          0.11
Columbia Small Cap Value Fund, Variable Series--Class B Shares   (4.13)      5.34      14.08        N/A          7.02
CVS Calvert Social Balanced Portfolio                             1.12       4.02       7.08       3.00          0.20
Dreyfus IP Technology Growth--Initial Shares                     12.89       5.78      11.70        N/A          0.61
Fidelity(R) VIP Contrafund(R)--Initial Class                     15.72      13.55      16.04       8.83          6.08
Fidelity(R) VIP Equity-Income--Initial Class                     (0.09)      7.18      11.63       4.98          4.57
Fidelity(R) VIP Mid Cap--Service Class 2                         13.50      13.40      19.47        N/A         17.67
Janus Aspen Series Balanced--Institutional Shares                 8.77       7.99       8.58       7.54          3.16
Janus Aspen Series Worldwide Growth--Institutional Shares         7.88       9.35      10.47       4.61         (3.37)
MainStay VP Balanced--Service Class                               0.91        N/A        N/A        N/A          5.22
MainStay VP Bond--Initial Class                                   4.82       2.75       2.71       4.07          4.48
MainStay VP Capital Appreciation--Initial Class                  10.60       6.65       9.22       1.66         (4.83)
MainStay VP Cash Management(5)--Current 7-day yield is 2.63%      3.16       2.48       1.14       1.87          1.28
MainStay VP Common Stock--Initial Class                           3.47       7.93      11.28       4.64         (0.27)
MainStay VP Conservative Allocation--Service Class                5.51        N/A        N/A        N/A          6.38
MainStay VP Convertible--Initial Class                           13.03       8.82      10.11       6.62          2.80
MainStay VP Developing Growth--Initial Class                     33.93      17.86      18.38        N/A          4.27
MainStay VP Floating Rate--Service Class                          0.67        N/A        N/A        N/A          2.08
MainStay VP Government--Initial Class                             4.98       2.70       2.01       3.69          3.83
MainStay VP Growth Allocation--Service Class                      8.38        N/A        N/A        N/A          9.05
MainStay VP High Yield Corporate Bond--Initial Class              0.68       4.00      10.86       6.09          6.48
MainStay VP ICAP Select Equity(6)--Initial Class                  5.15       8.61      12.07        N/A          3.69
MainStay VP International Equity--Initial Class                   3.26      12.36      15.95       7.47          6.25
MainStay VP Large Cap Growth--Initial Class                      19.41       8.98       9.41        N/A         (3.98)
MainStay VP Mid Cap Core--Service Class                           3.09       9.79      16.13        N/A         14.53
MainStay VP Mid Cap Growth--Service Class                        13.65      11.90      19.11        N/A         16.27
MainStay VP Mid Cap Value--Initial Class                         (2.72)      4.34      10.77        N/A          5.29
MainStay VP Moderate Allocation--Service Class                    6.73        N/A        N/A        N/A          7.32
MainStay VP Moderate Growth Allocation--Service Class             7.39        N/A        N/A        N/A          8.54
MainStay VP S&P 500(7) Index--Initial Class                       3.54       6.65      10.72       3.98          0.13
MainStay VP Small Cap Growth--Initial Class                      (4.74)      0.69       8.91        N/A          0.78
MainStay VP Total Return--Initial Class                           5.80       6.12       8.06       3.73         (0.87)
MainStay VP Value--Initial Class                                  0.56       7.15      11.05       3.83          4.41
MFS(R) Investors Trust Series--Initial Class                      8.55       8.43      10.93       2.99          0.49
MFS(R) Research Series--Initial Class                            11.40       8.72      12.45       3.46         (1.74)
MFS(R) Utilities Series--Initial Class                           25.86      23.19      26.22      11.09         11.55
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class I           20.57      15.07      17.06       7.92          7.00
Royce Micro-Cap Portfolio--Investment Class                       2.32      10.22      17.11      13.77         15.76
Royce Small-Cap Portfolio--Investment Class                      (3.70)      5.73      15.08      11.81          6.69
T. Rowe Price Equity Income Portfolio                             1.62       6.76      11.19       5.93          6.38
Van Eck Worldwide Hard Assets                                    43.04      37.79      35.44      13.05         21.81
Van Kampen UIF Emerging Markets Equity--Class I                  38.21      34.95      34.40      12.02         14.05
Victory VIF Diversified Stock--Class A Shares                     8.20       9.02      13.02        N/A         10.42

------------------------------------------------------------------------------------------------------------------------
                                                                         Negative numbers appear in parentheses.


                                                               ---------------------------------------------------------
                                                                                  ASSUMING SURRENDER(%)

                                                                                                                SINCE
FOR POLICIES PURCHASED BEFORE JUNE 2, 2003                                                                   INVESTMENT
                                                                   1          3          5          10        DIVISION
INVESTMENT DIVISIONS                                            YEAR(1)    YEAR(1)    YEAR(1)    YEAR(1)    INCEPTION(3)
Alger American Small Capitalization(4)--Class O Shares             7.37     14.15      19.62       3.85         (0.38)
Columbia Small Cap Value Fund, Variable Series--Class B Shares   (11.04)     2.88      13.24        N/A          4.74
CVS Calvert Social Balanced Portfolio                             (6.16)     1.50       6.00       3.00         (0.30)
Dreyfus IP Technology Growth--Initial Shares                       4.89      3.35      10.78        N/A         (0.10)
Fidelity(R) VIP Contrafund(R)--Initial Class                       7.72     11.45      15.25       8.83          5.71
Fidelity(R) VIP Equity-Income--Initial Class                      (7.28)     4.81      10.71       4.98          4.16
Fidelity(R) VIP Mid Cap--Service Class 2                           5.50     11.29      18.78        N/A         16.70
Janus Aspen Series Balanced--Institutional Shares                  0.94      5.65       7.56       7.54          2.71
Janus Aspen Series Worldwide Growth--Institutional Shares          0.11      7.07       9.51       4.61         (3.85)
MainStay VP Balanced--Service Class                               (6.35)      N/A        N/A        N/A          2.40
MainStay VP Bond--Initial Class                                   (2.73)     0.22       1.42       4.07          4.06
MainStay VP Capital Appreciation--Initial Class                    2.63      4.25       8.21       1.66         (5.30)
MainStay VP Cash Management(5)--Current 7-day yield is 2.63%      (4.26)    (0.04)     (0.17)      1.87          0.78
MainStay VP Common Stock--Initial Class                           (3.98)     5.59      10.35       4.64         (0.76)
MainStay VP Conservative Allocation--Service Class                (2.08)      N/A        N/A        N/A          2.28
MainStay VP Convertible--Initial Class                             5.03      6.52       9.14       6.62          2.33
MainStay VP Developing Growth--Initial Class                      25.93     15.91      17.66        N/A          3.85
MainStay VP Floating Rate--Service Class                          (6.57)      N/A        N/A        N/A         (0.75)
MainStay VP Government--Initial Class                             (2.58)     0.18       0.69       3.69          3.39
MainStay VP Growth Allocation--Service Class                       0.58       N/A        N/A        N/A          5.02
MainStay VP High Yield Corporate Bond--Initial Class              (6.57)     1.47       9.92       6.09          6.11
MainStay VP ICAP Select Equity(6)--Initial Class                  (2.42)     6.30      11.17        N/A          3.26
MainStay VP International Equity--Initial Class                   (4.18)    10.21      15.16       7.47          5.88
MainStay VP Large Cap Growth--Initial Class                       11.41      6.69       8.42        N/A         (4.46)
MainStay VP Mid Cap Core--Service Class                           (4.33)     7.53      15.35        N/A         13.58
MainStay VP Mid Cap Growth--Service Class                          5.65      9.73      18.40        N/A         15.37
MainStay VP Mid Cap Value--Initial Class                          (9.72)     1.83       9.82        N/A          4.70
MainStay VP Moderate Allocation--Service Class                    (0.95)      N/A        N/A        N/A          3.24
MainStay VP Moderate Growth Allocation--Service Class             (0.34)      N/A        N/A        N/A          4.49
MainStay VP S&P 500(7) Index--Initial Class                       (3.91)     4.25       9.78       3.98         (0.37)
MainStay VP Small Cap Growth--Initial Class                      (11.59)    (1.79)      7.90        N/A          0.06
MainStay VP Total Return--Initial Class                           (1.82)     3.70       7.01       3.73         (1.36)
MainStay VP Value--Initial Class                                  (6.68)     4.77      10.11       3.83          3.98
MFS(R) Investors Trust Series--Initial Class                       0.73      6.11       9.98       2.99         (0.00)
MFS(R) Research Series--Initial Class                              3.40      6.41      11.56       3.46         (2.23)
MFS(R) Utilities Series--Initial Class                            17.86     21.41      25.66      11.09         11.12
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class I            12.57     13.02      16.30       7.92          6.45
Royce Micro-Cap Portfolio--Investment Class                       (5.05)     7.98      16.35      13.77         13.31
Royce Small-Cap Portfolio--Investment Class                      (10.63)     3.29      14.27      11.81          3.88
T. Rowe Price Equity Income Portfolio                             (5.70)     4.37      10.26       5.93          6.01
Van Eck Worldwide Hard Assets                                     35.04     36.37      35.02      13.05         21.65
Van Kampen UIF Emerging Markets Equity--Class I                   30.21     33.47      33.97      12.02         13.81
Victory VIF Diversified Stock--Class A Shares                      0.41      6.72      12.15        N/A          8.70

------------------------------------------------------------------------------------------------------------------------
                                                                         Negative numbers appear in parentheses.



PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO CURRENT MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A POLICY, WHEN SURRENDERED, MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, VISIT WWW.NEWYORKLIFEANNUITIES.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT EXPENSES CHARGE OF 1.60% BUT DOES NOT INCLUDE ANY CREDITS APPLIED. A POLICY SERVICE CHARGE OF $30 IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND UPON SURRENDER IF THE ACCUMULATION VALUE IS LESS THAN $100,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $100,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE SURRENDER CHARGE (SC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM SC UNDER THE POLICY. THE MAXIMUM SURRENDER CHARGE FOR EACH PREMIUM PAYMENT IS 8%, DECLINING TO 4% (2% FOR SINGLE PREMIUM POLICIES) BY THE 8TH YEAR AFTER THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY. THE INVESTMENT DIVISIONS OFFERED THROUGH THE NEW YORK LIFE PREMIUM PLUS VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUND PROSPECTUSES OR VISIT WWW.NEWYORKLIFEANNUITIES.COM. INVESTORS ARE ASKED TO CONSIDER THE OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND THE UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

NEW YORK LIFE (FORMERLY MAINSTAY) PREMIUM PLUS VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III
AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2007

(1) The New York Life Premium Plus Variable Annuity was first offered for sale on July 10, 2000. The MainStay Premium Plus Variable Annuity was renamed New York Life Premium Plus Variable Annuity on May 1, 2007. The New York Life Premium Plus Variable Annuity invests in NYLIAC Variable Annuity Separate Account III. Certain Portfolios existed prior to the date that they were added as Investment Divisions of NYLIAC Variable Annuity Separate Account
    III. The performance for the MainStay VP Series Fund, Inc. Service Class portfolios are based on the Initial Class Portfolio Inception Date (where applicable). The performance for all other funds is based on the Portfolio Inception Date reflected in this performance summary. The hypothetical performance has been modified to reflect Separate Account Expense Charges and Fund annual expenses as if the policy had been available during the periods shown.

    The performance shown is for the indicated classes/shares only.

    FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003, these classes/shares impose a 12b-1 fee except for CVS Calvert Social Balanced Portfolio, MainStay VP Cash Management, Royce Micro-Cap Portfolio--Investment Class, Royce Small-Cap Portfolio--Investment Class and Van Eck Worldwide Hard Assets.

    FOR POLICIES PURCHASED BEFORE JUNE 2, 2003, these classes/shares do not impose a 12b-1 fee except for Fidelity(R) VIP Mid Cap--Service Class 2 which was added as an Investment Division on September 8, 2003, MainStay VP Mid Cap Core--Service Class, MainStay VP Mid Cap Growth--Service Class, and Victory VIF Diversified Stock--Class A which were added as Investment Divisions on May 1, 2004, Columbia Small Cap Value, Variable Series, Class B which was added as an Investment Division on November 15, 2004, MainStay VP Floating Rate--Service Class and MainStay VP Balanced--Service Class which were added as Investment Divisions on May 1, 2005, and MainStay VP Conservative Allocation--Service Class, MainStay VP Growth Allocation--Service Class, MainStay VP Moderate Allocation--Service Class and MainStay VP Moderate Growth Allocation--Service Class which were added as Investment Divisions on February 13, 2006.

    Performance for the classes/shares that impose the 12b-1 fee may be lower than the returns for those classes/shares that do not impose a 12b-1 fee.

(2) Assumes no deduction for surrender charges.

(3) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(4) New allocations to the Alger American Small Capitalization--Class O and Class S Shares will not be accepted from policyowners who were not invested in the investment divisions as of June 1, 2007.

(5) AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THIS PORTFOLIO. THE CURRENT YIELD AS OF DECEMBER 31, 2007 MORE CLOSELY REFLECTS THE PORTFOLIO'S EARNINGS THAN THE TOTAL RETURN FIGURES SHOWN.

(6) The MainStay VP Income & Growth Portfolio merged with and into the MainStay VP ICAP Select Equity Portfolio on August 17, 2007.

(7) The S&P 500(R) Index is an unmanaged index and is widely regarded as the standard for measuring large-cap U.S. stock market performance. "S&P 500" is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index Portfolio. The MainStay VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index Portfolio. Investors cannot directly purchase any index.

Historically, certain fees have been assumed or reduced by some of the portfolios. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

New York Life Premium Plus Variable Annuity is a flexible premium deferred variable annuity issued by NYLIAC. Under this policy, we will apply a credit to premiums paid in a percentage amount according to the credit rate schedule then in effect. Fees and charges for a policy with a credit may be higher than those for other policies, and over time, the amount of the credit may be more than offset by those higher charges. There may be circumstances in which the purchase of a New York Life Premium Plus Variable Annuity is less advantageous than the purchase of another New York Life variable annuity which may have lower fees but no credit. This may be the case, for example, if you anticipate retaining the policy for a significant time beyond the surrender charge period.

This product is not available in all states.

SMRU # 00362146 CV

NEW YORK LIFE (FORMERLY MAINSTAY) PLUS II VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III
AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2007

                                                                             INVESTMENT
FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003                 PORTFOLIO     DIVISION
                                                                INCEPTION     INCEPTION
INVESTMENT DIVISIONS                                               DATE        DATE(1)
Alger American Small Capitalization(4)--Class S Shares             5/1/02       6/2/03
Columbia Small Cap Value Fund, Variable Series--Class B Shares     6/1/00     11/15/04
CVS Calvert Social Balanced Portfolio                              9/2/86       6/2/03
Dreyfus IP Technology Growth--Service Shares                     12/29/00       6/2/03
Fidelity(R) VIP Contrafund(R)--Service Class 2                    1/12/00       6/2/03
Fidelity(R) VIP Equity-Income--Service Class 2                    1/12/00       6/2/03
Fidelity(R) VIP Mid Cap--Service Class 2                          1/12/00       9/8/03
Janus Aspen Series Balanced--Service Shares                      12/31/99       6/2/03
Janus Aspen Series Worldwide Growth--Service Shares              12/31/99       6/2/03
MainStay VP Balanced--Service Class                                5/2/05       5/2/05
MainStay VP Bond--Service Class                                    6/2/03       6/2/03
MainStay VP Capital Appreciation--Service Class                    6/2/03       6/2/03
MainStay VP Cash Management(5)--Current 7-day yield is 2.79%      1/29/93       6/2/03
MainStay VP Common Stock--Service Class                            6/2/03       6/2/03
MainStay VP Conservative Allocation--Service Class                2/13/06      2/13/06
MainStay VP Convertible--Service Class                             6/2/03       6/2/03
MainStay VP Developing Growth--Service Class                       6/2/03       6/2/03
MainStay VP Floating Rate--Service Class                           5/2/05       5/2/05
MainStay VP Government--Service Class                              6/2/03       6/2/03
MainStay VP Growth Allocation--Service Class                      2/13/06      2/13/06
MainStay VP High Yield Corporate Bond--Service Class               6/2/03       6/2/03
MainStay VP ICAP Select Equity(6)--Service Class                   6/2/03       6/2/03
MainStay VP International Equity--Service Class                    6/2/03       6/2/03
MainStay VP Large Cap Growth--Service Class                        6/2/03       6/2/03
MainStay VP Mid Cap Core--Service Class                            6/2/03       6/2/03
MainStay VP Mid Cap Growth--Service Class                          6/2/03       6/2/03
MainStay VP Mid Cap Value--Service Class                           6/2/03       6/2/03
MainStay VP Moderate Allocation--Service Class                    2/13/06      2/13/06
MainStay VP Moderate Growth Allocation--Service Class             2/13/06      2/13/06
MainStay VP S&P 500(7) Index--Service Class                        6/2/03       6/2/03
MainStay VP Small Cap Growth--Service Class                        6/2/03       6/2/03
MainStay VP Total Return--Service Class                            6/2/03       6/2/03
MainStay VP Value--Service Class                                   6/2/03       6/2/03
MFS(R) Investors Trust Series--Service Class                       5/1/00       6/2/03
MFS(R) Research Series--Service Class                              5/1/00       6/2/03
MFS(R) Utilities Series--Service Class                             5/1/00       6/2/03
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S            2/18/03       6/2/03
Royce Micro-Cap Portfolio--Investment Class                      12/27/96       5/2/05
Royce Small-Cap Portfolio--Investment Class                      12/27/96       5/2/05
T. Rowe Price Equity Income Portfolio--II                         4/30/02       6/2/03
Van Eck Worldwide Hard Assets                                      9/1/89       6/2/03
Van Kampen UIF Emerging Markets Equity--Class II                  1/10/03       6/2/03
Victory VIF Diversified Stock--Class A Shares                      7/1/99       5/1/04

---------------------------------------------------------------------------------------
                                                                Negative numbers appear
                                                                    in parentheses.

                                                               ---------------------------------------------------------
                                                                               ASSUMING NO SURRENDER(%)(2)

                                                                                                                SINCE
FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003                                                              INVESTMENT
                                                                   1          3          5          10        DIVISION
INVESTMENT DIVISIONS                                            YEAR(1)    YEAR(1)    YEAR(1)    YEAR(1)    INCEPTION(3)
Alger American Small Capitalization(4)--Class S Shares           15.25      16.05      20.28        N/A         18.53
Columbia Small Cap Value Fund, Variable Series--Class B Shares   (3.99)      5.50      14.25        N/A          7.09
CVS Calvert Social Balanced Portfolio                             1.27       4.18       7.24       3.15          4.94
Dreyfus IP Technology Growth--Service Shares                     12.78       5.66      11.59        N/A          6.98
Fidelity(R) VIP Contrafund(R)--Service Class 2                   15.61      13.44      15.93       8.76         15.80
Fidelity(R) VIP Equity-Income--Service Class 2                   (0.19)      7.08      11.52       4.91          9.97
Fidelity(R) VIP Mid Cap--Service Class 2                         13.67      13.57      19.65        N/A         18.21
Janus Aspen Series Balanced--Service Shares                       8.69       7.87       8.47        N/A          7.77
Janus Aspen Series Worldwide Growth--Service Shares               7.78       9.24      10.36        N/A          9.85
MainStay VP Balanced--Service Class                               1.07        N/A        N/A        N/A          5.38
MainStay VP Bond--Service Class                                   4.71       2.63       2.60       3.96          2.04
MainStay VP Capital Appreciation--Service Class                  10.49       6.53       9.10       1.54          7.28
MainStay VP Cash Management(5)--Current 7-day yield is 2.79%      3.32       2.63       1.29       2.02          1.12
MainStay VP Common Stock--Service Class                           3.36       7.80      11.16       4.53         10.15
MainStay VP Conservative Allocation--Service Class                5.67        N/A        N/A        N/A          6.22
MainStay VP Convertible--Service Class                           12.92       8.71      10.00       6.51          8.72
MainStay VP Developing Growth--Service Class                     33.80      17.73      18.25        N/A         16.02
MainStay VP Floating Rate--Service Class                          0.83        N/A        N/A        N/A          2.23
MainStay VP Government--Service Class                             4.88       2.59       1.90       3.57          1.49
MainStay VP Growth Allocation--Service Class                      8.54        N/A        N/A        N/A         10.29
MainStay VP High Yield Corporate Bond--Service Class              0.58       3.88      10.75       5.99          8.04
MainStay VP ICAP Select Equity(6)--Service Class                  5.05       8.51      11.97        N/A         10.57
MainStay VP International Equity--Service Class                   3.16      12.25      15.84       7.36         14.98
MainStay VP Large Cap Growth--Service Class                      19.30       8.88       9.31        N/A          7.20
MainStay VP Mid Cap Core--Service Class                           3.25       9.95      16.30        N/A         14.70
MainStay VP Mid Cap Growth--Service Class                        13.83      12.07      19.29        N/A         16.45
MainStay VP Mid Cap Value--Service Class                         (2.82)      4.23      10.66        N/A          9.53
MainStay VP Moderate Allocation--Service Class                    6.89        N/A        N/A        N/A          7.75
MainStay VP Moderate Growth Allocation--Service Class             7.55        N/A        N/A        N/A          9.20
MainStay VP S&P 500(7) Index--Service Class                       3.44       6.53      10.61       3.87          8.91
MainStay VP Small Cap Growth--Service Class                      (4.83)      0.59       8.81        N/A          6.16
MainStay VP Total Return--Service Class                           5.69       6.00       7.94       3.62          6.80
MainStay VP Value--Service Class                                  0.46       7.04      10.94       3.72         10.38
MFS(R) Investors Trust Series--Service Class                      8.44       8.31      10.81        N/A          9.73
MFS(R) Research Series--Service Class                            11.29       8.62      12.34        N/A         10.43
MFS(R) Utilities Series--Service Class                           25.71      23.08      26.10        N/A         25.40
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S           20.43      14.95        N/A        N/A         16.19
Royce Micro-Cap Portfolio--Investment Class                       2.47      10.39      17.28      13.94         14.99
Royce Small-Cap Portfolio--Investment Class                      (3.55)      5.89      15.25      11.98          7.28
T. Rowe Price Equity Income Portfolio--II                         1.54       6.67      11.08        N/A          9.92
Van Eck Worldwide Hard Assets                                    43.25      38.00      35.64      13.22         27.17
Van Kampen UIF Emerging Markets Equity--Class II                 38.43      35.13        N/A        N/A         36.12
Victory VIF Diversified Stock--Class A Shares                     8.36       9.18      13.19        N/A         10.02

------------------------------------------------------------------------------------------------------------------------
                                                                         Negative numbers appear in parentheses.


                                                               ---------------------------------------------------------
                                                                                  ASSUMING SURRENDER(%)

                                                                                                                SINCE
FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003                                                              INVESTMENT
                                                                   1          3          5          10        DIVISION
INVESTMENT DIVISIONS                                            YEAR(1)    YEAR(1)    YEAR(1)    YEAR(1)    INCEPTION(3)
Alger American Small Capitalization(4)--Class S Shares             8.25     14.29      19.70        N/A         17.80
Columbia Small Cap Value Fund, Variable Series--Class B Shares   (10.04)     3.36      13.54        N/A          5.39
CVS Calvert Social Balanced Portfolio                             (5.11)     1.98       6.32       3.15          4.21
Dreyfus IP Technology Growth--Service Shares                       5.78      3.53      10.80        N/A          5.93
Fidelity(R) VIP Contrafund(R)--Service Class 2                     8.61     11.60      15.25       8.76         15.02
Fidelity(R) VIP Equity-Income--Service Class 2                    (6.48)     5.00      10.74       4.91          9.02
Fidelity(R) VIP Mid Cap--Service Class 2                           6.67     11.73      19.06        N/A         17.39
Janus Aspen Series Balanced--Service Shares                        1.84      5.83       7.59        N/A          6.75
Janus Aspen Series Worldwide Growth--Service Shares                0.99      7.25       9.54        N/A          8.90
MainStay VP Balanced--Service Class                               (5.30)      N/A        N/A        N/A          2.93
MainStay VP Bond--Service Class                                   (1.88)     0.43       1.49       3.96          0.81
MainStay VP Capital Appreciation--Service Class                    3.53      4.43       8.24       1.54          6.24
MainStay VP Cash Management(5)--Current 7-day yield is 2.79%      (3.19)     0.43       0.17       2.02          0.29
MainStay VP Common Stock--Service Class                           (3.15)     5.76      10.36       4.53          9.21
MainStay VP Conservative Allocation--Service Class                (0.98)      N/A        N/A        N/A          2.59
MainStay VP Convertible--Service Class                             5.92      6.70       9.17       6.51          7.73
MainStay VP Developing Growth--Service Class                      26.80     16.02      17.63        N/A         15.24
MainStay VP Floating Rate--Service Class                          (5.53)      N/A        N/A        N/A         (0.24)
MainStay VP Government--Service Class                             (1.73)     0.39       0.77       3.57          0.26
MainStay VP Growth Allocation--Service Class                       1.70       N/A        N/A        N/A          6.83
MainStay VP High Yield Corporate Bond--Service Class              (5.76)     1.67       9.94       5.99          7.03
MainStay VP ICAP Select Equity(6)--Service Class                  (1.57)     6.49      11.20        N/A          9.63
MainStay VP International Equity--Service Class                   (3.34)    10.37      15.17       7.36         14.17
MainStay VP Large Cap Growth--Service Class                       12.30      6.87       8.46        N/A          6.16
MainStay VP Mid Cap Core--Service Class                           (3.25)     7.99      15.64        N/A         13.89
MainStay VP Mid Cap Growth--Service Class                          6.83     10.18      18.69        N/A         15.68
MainStay VP Mid Cap Value--Service Class                          (8.94)     2.04       9.85        N/A          8.57
MainStay VP Moderate Allocation--Service Class                     0.16       N/A        N/A        N/A          4.20
MainStay VP Moderate Growth Allocation--Service Class              0.77       N/A        N/A        N/A          5.69
MainStay VP S&P 500(7) Index--Service Class                       (3.07)     4.44       9.80       3.87          7.93
MainStay VP Small Cap Growth--Service Class                      (10.83)    (1.56)      7.94        N/A          5.08
MainStay VP Total Return--Service Class                           (0.97)     3.88       7.04       3.62          5.75
MainStay VP Value--Service Class                                  (5.87)     4.96      10.13       3.72          9.44
MFS(R) Investors Trust Series--Service Class                       1.61      6.28      10.01        N/A          8.77
MFS(R) Research Series--Service Class                              4.29      6.61      11.58        N/A          9.49
MFS(R) Utilities Series--Service Class                            18.71     21.52      25.62        N/A         24.78
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S            13.43     13.16        N/A        N/A         15.39
Royce Micro-Cap Portfolio--Investment Class                       (3.98)     8.44      16.64      13.94         12.87
Royce Small-Cap Portfolio--Investment Class                       (9.63)     3.77      14.57      11.98          4.89
T. Rowe Price Equity Income Portfolio--II                         (4.86)     4.58      10.28        N/A          8.96
Van Eck Worldwide Hard Assets                                     36.25     36.76      35.28      13.22         26.87
Van Kampen UIF Emerging Markets Equity--Class II                  31.43     33.84        N/A        N/A         35.68
Victory VIF Diversified Stock--Class A Shares                      1.53      7.19      12.45        N/A          8.72

------------------------------------------------------------------------------------------------------------------------
                                                                         Negative numbers appear in parentheses.



PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO CURRENT MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A POLICY, WHEN SURRENDERED, MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, VISIT WWW.NEWYORKLIFEANNUITIES.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT EXPENSES CHARGE OF 1.45%. A POLICY SERVICE CHARGE OF $30 IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND UPON SURRENDER, IF THE ACCUMULATION VALUE IS LESS THAN $50,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $50,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE SURRENDER CHARGE (SC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM SC UNDER THE POLICY. THE MAXIMUM SURRENDER CHARGE FOR EACH PREMIUM PAYMENT IS 7%, DECLINING TO 4% (2% FOR SINGLE PREMIUM POLICIES) BY THE 7TH YEAR AFTER THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY. THE INVESTMENT DIVISIONS OFFERED THROUGH THE NEW YORK LIFE PLUS II VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUND PROSPECTUSES OR VISIT WWW.NEWYORKLIFEANNUITIES.COM. INVESTORS ARE ASKED TO CONSIDER THE OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND THE UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

NEW YORK LIFE (FORMERLY MAINSTAY) PLUS II VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III
AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2007

                                                                             INVESTMENT
FOR POLICIES PURCHASED BEFORE JUNE 2, 2003                      PORTFOLIO     DIVISION
                                                                INCEPTION     INCEPTION
INVESTMENT DIVISIONS                                               DATE        DATE(1)
Alger American Small Capitalization(4)--Class O Shares            9/21/88      5/10/02
Columbia Small Cap Value Fund, Variable Series--Class B Shares     6/1/00     11/15/04
CVS Calvert Social Balanced Portfolio                              9/2/86      5/10/02
Dreyfus IP Technology Growth--Initial Shares                      8/31/99      5/10/02
Fidelity(R) VIP Contrafund(R)--Initial Class                       1/3/95      5/10/02
Fidelity(R) VIP Equity-Income--Initial Class                      10/9/86      5/10/02
Fidelity(R) VIP Mid Cap--Service Class 2                          1/12/00       9/8/03
Janus Aspen Series Balanced--Institutional Shares                 9/13/93      5/10/02
Janus Aspen Series Worldwide Growth--Institutional Shares         9/13/93      5/10/02
MainStay VP Balanced--Service Class                                5/2/05       5/2/05
MainStay VP Bond--Initial Class                                   1/23/84      5/10/02
MainStay VP Capital Appreciation--Initial Class                   1/29/93      5/10/02
MainStay VP Cash Management(5)--Current 7-day yield is 2.79%      1/29/93      5/10/02
MainStay VP Common Stock--Initial Class                           1/23/84      5/10/02
MainStay VP Conservative Allocation--Service Class                2/13/06      2/13/06
MainStay VP Convertible--Initial Class                            10/1/96      5/10/02
MainStay VP Developing Growth--Initial Class                       5/1/98      5/10/02
MainStay VP Floating Rate--Service Class                           5/2/05       5/2/05
MainStay VP Government--Initial Class                             1/29/93      5/10/02
MainStay VP Growth Allocation--Service Class                      2/13/06      2/13/06
MainStay VP High Yield Corporate Bond--Initial Class               5/1/95      5/10/02
MainStay VP ICAP Select Equity(6)--Initial Class                   5/1/98      5/10/02
MainStay VP International Equity--Initial Class                    5/1/95      5/10/02
MainStay VP Large Cap Growth--Initial Class                        5/1/98      5/10/02
MainStay VP Mid Cap Core--Service Class                            6/2/03       6/2/03
MainStay VP Mid Cap Growth--Service Class                          6/2/03       6/2/03
MainStay VP Mid Cap Value--Initial Class                           7/2/01      5/10/02
MainStay VP Moderate Allocation--Service Class                    2/13/06      2/13/06
MainStay VP Moderate Growth Allocation--Service Class             2/13/06      2/13/06
MainStay VP S&P 500(7) Index--Initial Class                       1/29/93      5/10/02
MainStay VP Small Cap Growth--Initial Class                        7/2/01      5/10/02
MainStay VP Total Return--Initial Class                           1/29/93      5/10/02
MainStay VP Value--Initial Class                                   5/1/95      5/10/02
MFS(R) Investors Trust Series--Initial Class                      10/9/95      5/10/02
MFS(R) Research Series--Initial Class                             7/26/95      5/10/02
MFS(R) Utilities Series--Initial Class                             1/3/95      5/10/02
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class I            11/3/97      5/10/02
Royce Micro-Cap Portfolio--Investment Class                      12/27/96       5/2/05
Royce Small-Cap Portfolio--Investment Class                      12/27/96       5/2/05
T. Rowe Price Equity Income Portfolio                             3/31/94      5/10/02
Van Eck Worldwide Hard Assets                                      9/1/89      5/10/02
Van Kampen UIF Emerging Markets Equity--Class I                   10/1/96      5/10/02
Victory VIF Diversified Stock--Class A Shares                      7/1/99       5/1/04

---------------------------------------------------------------------------------------
                                                                Negative numbers appear
                                                                    in parentheses.

                                                               ---------------------------------------------------------
                                                                               ASSUMING NO SURRENDER(%)(2)

                                                                                                                SINCE
FOR POLICIES PURCHASED BEFORE JUNE 2, 2003                                                                   INVESTMENT
                                                                   1          3          5          10        DIVISION
INVESTMENT DIVISIONS                                            YEAR(1)    YEAR(1)    YEAR(1)    YEAR(1)    INCEPTION(3)
Alger American Small Capitalization(4)--Class O Shares           15.54      16.34      20.48       4.01         14.00
Columbia Small Cap Value Fund, Variable Series--Class B Shares   (3.99)      5.50      14.25        N/A          7.09
CVS Calvert Social Balanced Portfolio                             1.27       4.18       7.24       3.15          4.94
Dreyfus IP Technology Growth--Initial Shares                     13.06       5.94      11.87        N/A          4.12
Fidelity(R) VIP Contrafund(R)--Initial Class                     15.89      13.72      16.21       8.99         11.34
Fidelity(R) VIP Equity-Income--Initial Class                      0.06       7.34      11.80       5.14          6.49
Fidelity(R) VIP Mid Cap--Service Class 2                         13.67      13.57      19.65        N/A         18.21
Janus Aspen Series Balanced--Institutional Shares                 8.94       8.15       8.75       7.70          6.14
Janus Aspen Series Worldwide Growth--Institutional Shares         8.04       9.51      10.64       4.77          4.64
MainStay VP Balanced--Service Class                               1.07        N/A        N/A        N/A          5.38
MainStay VP Bond--Initial Class                                   4.98       2.90       2.86       4.23          3.90
MainStay VP Capital Appreciation--Initial Class                  10.76       6.81       9.38       1.81          2.81
MainStay VP Cash Management(5)--Current 7-day yield is 2.79%      3.32       2.63       1.29       2.02          1.12
MainStay VP Common Stock--Initial Class                           3.62       8.09      11.44       4.80          6.00
MainStay VP Conservative Allocation--Service Class                5.67        N/A        N/A        N/A          6.22
MainStay VP Convertible--Initial Class                           13.20       8.99      10.28       6.78          7.64
MainStay VP Developing Growth--Initial Class                     34.13      18.04      18.56        N/A         11.20
MainStay VP Floating Rate--Service Class                          0.83        N/A        N/A        N/A          2.23
MainStay VP Government--Initial Class                             5.14       2.86       2.16       3.84          3.21
MainStay VP Growth Allocation--Service Class                      8.54        N/A        N/A        N/A         10.29
MainStay VP High Yield Corporate Bond--Initial Class              0.83       4.15      11.03       6.25          9.08
MainStay VP ICAP Select Equity(6)--Initial Class                  5.31       8.77      12.24        N/A          5.82
MainStay VP International Equity--Initial Class                   3.41      12.53      16.12       7.63         11.77
MainStay VP Large Cap Growth--Initial Class                      19.59       9.14       9.58        N/A          4.03
MainStay VP Mid Cap Core--Service Class                           3.25       9.95      16.30        N/A         14.70
MainStay VP Mid Cap Growth--Service Class                        13.83      12.07      19.29        N/A         16.45
MainStay VP Mid Cap Value--Initial Class                         (2.57)      4.50      10.94        N/A          5.61
MainStay VP Moderate Allocation--Service Class                    6.89        N/A        N/A        N/A          7.75
MainStay VP Moderate Growth Allocation--Service Class             7.55        N/A        N/A        N/A          9.20
MainStay VP S&P 500(7) Index--Initial Class                       3.70       6.81      10.89       4.14          5.82
MainStay VP Small Cap Growth--Initial Class                      (4.59)      0.84       9.08        N/A          2.43
MainStay VP Total Return--Initial Class                           5.96       6.28       8.22       3.89          4.70
MainStay VP Value--Initial Class                                  0.71       7.31      11.21       3.98          4.84
MFS(R) Investors Trust Series--Initial Class                      8.71       8.59      11.09       3.15          5.83
MFS(R) Research Series--Initial Class                            11.57       8.88      12.62       3.62          6.56
MFS(R) Utilities Series--Initial Class                           26.05      23.38      26.41      11.26         24.83
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class I           20.76      15.24      17.23       8.08         15.00
Royce Micro-Cap Portfolio--Investment Class                       2.47      10.39      17.28      13.94         14.99
Royce Small-Cap Portfolio--Investment Class                      (3.55)      5.89      15.25      11.98          7.28
T. Rowe Price Equity Income Portfolio                             1.77       6.92      11.36       6.09          6.26
Van Eck Worldwide Hard Assets                                    43.25      38.00      35.64      13.22         27.17
Van Kampen UIF Emerging Markets Equity--Class I                  38.42      35.15      34.60      12.19         24.81
Victory VIF Diversified Stock--Class A Shares                     8.36       9.18      13.19        N/A         10.02

------------------------------------------------------------------------------------------------------------------------
                                                                         Negative numbers appear in parentheses.


                                                               ---------------------------------------------------------
                                                                                  ASSUMING SURRENDER(%)

                                                                                                                SINCE
FOR POLICIES PURCHASED BEFORE JUNE 2, 2003                                                                   INVESTMENT
                                                                   1          3          5          10        DIVISION
INVESTMENT DIVISIONS                                            YEAR(1)    YEAR(1)    YEAR(1)    YEAR(1)    INCEPTION(3)
Alger American Small Capitalization(4)--Class O Shares             8.54     14.59      19.90       4.01         13.51
Columbia Small Cap Value Fund, Variable Series--Class B Shares   (10.04)     3.36      13.54        N/A          5.39
CVS Calvert Social Balanced Portfolio                             (5.11)     1.98       6.32       3.15          4.21
Dreyfus IP Technology Growth--Initial Shares                       6.06      3.82      11.09        N/A          3.37
Fidelity(R) VIP Contrafund(R)--Initial Class                       8.89     11.89      15.55       8.99         10.79
Fidelity(R) VIP Equity-Income--Initial Class                      (6.24)     5.28      11.02       5.14          5.82
Fidelity(R) VIP Mid Cap--Service Class 2                           6.67     11.73      19.06        N/A         17.39
Janus Aspen Series Balanced--Institutional Shares                  2.07      6.12       7.87       7.70          5.45
Janus Aspen Series Worldwide Growth--Institutional Shares          1.23      7.53       9.82       4.77          3.90
MainStay VP Balanced--Service Class                               (5.30)      N/A        N/A        N/A          2.93
MainStay VP Bond--Initial Class                                   (1.64)     0.69       1.77       4.23          3.15
MainStay VP Capital Appreciation--Initial Class                    3.79      4.72       8.53       1.81          2.01
MainStay VP Cash Management(5)--Current 7-day yield is 2.79%      (3.19)     0.43       0.17       2.02          0.29
MainStay VP Common Stock--Initial Class                           (2.91)     6.05      10.66       4.80          5.32
MainStay VP Conservative Allocation--Service Class                (0.98)      N/A        N/A        N/A          2.59
MainStay VP Convertible--Initial Class                             6.20      6.99       9.45       6.78          7.00
MainStay VP Developing Growth--Initial Class                      27.13     16.34      17.94        N/A         10.65
MainStay VP Floating Rate--Service Class                          (5.53)      N/A        N/A        N/A         (0.24)
MainStay VP Government--Initial Class                             (1.48)     0.65       1.03       3.84          2.43
MainStay VP Growth Allocation--Service Class                       1.70       N/A        N/A        N/A          6.83
MainStay VP High Yield Corporate Bond--Initial Class              (5.52)     1.95      10.22       6.25          8.47
MainStay VP ICAP Select Equity(6)--Initial Class                  (1.32)     6.76      11.47        N/A          5.83
MainStay VP International Equity--Initial Class                   (3.10)    10.65      15.45       7.63         11.23
MainStay VP Large Cap Growth--Initial Class                       12.59      7.15       8.73        N/A          3.27
MainStay VP Mid Cap Core--Service Class                           (3.25)     7.99      15.64        N/A         13.89
MainStay VP Mid Cap Growth--Service Class                          6.83     10.18      18.69        N/A         15.68
MainStay VP Mid Cap Value--Initial Class                          (8.71)     2.31      10.13        N/A          4.91
MainStay VP Moderate Allocation--Service Class                     0.16       N/A        N/A        N/A          4.20
MainStay VP Moderate Growth Allocation--Service Class              0.77       N/A        N/A        N/A          5.69
MainStay VP S&P 500(7) Index--Initial Class                       (2.83)     4.73      10.08       4.14          5.13
MainStay VP Small Cap Growth--Initial Class                      (10.60)    (1.32)      8.22        N/A          1.62
MainStay VP Total Return--Initial Class                           (0.72)     4.17       7.33       3.89          3.97
MainStay VP Value--Initial Class                                  (5.63)     5.24      10.42       3.98          4.11
MFS(R) Investors Trust Series--Initial Class                       1.86      6.58      10.29       3.15          5.14
MFS(R) Research Series--Initial Class                              4.57      6.88      11.86       3.62          5.89
MFS(R) Utilities Series--Initial Class                            19.05     21.83      25.94      11.26         24.47
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class I            13.76     13.46      16.59       8.08         14.51
Royce Micro-Cap Portfolio--Investment Class                       (3.98)     8.44      16.64      13.94         12.87
Royce Small-Cap Portfolio--Investment Class                       (9.63)     3.77      14.57      11.98          4.89
T. Rowe Price Equity Income Portfolio                             (4.64)     4.84      10.57       6.09          5.58
Van Eck Worldwide Hard Assets                                     36.25     36.76      35.28      13.22         26.87
Van Kampen UIF Emerging Markets Equity--Class I                   31.42     33.86      34.24      12.19         24.49
Victory VIF Diversified Stock--Class A Shares                      1.53      7.19      12.45        N/A          8.72

------------------------------------------------------------------------------------------------------------------------
                                                                         Negative numbers appear in parentheses.



PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO CURRENT MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A POLICY, WHEN SURRENDERED, MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, VISIT WWW.NEWYORKLIFEANNUITIES.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT EXPENSES CHARGE OF 1.45%. A POLICY SERVICE CHARGE OF $30 IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND UPON SURRENDER, IF THE ACCUMULATION VALUE IS LESS THAN $50,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $50,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE SURRENDER CHARGE (SC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM SC UNDER THE POLICY. THE MAXIMUM SURRENDER CHARGE FOR EACH PREMIUM PAYMENT IS 7%, DECLINING TO 4% (2% FOR SINGLE PREMIUM POLICIES) BY THE 7TH YEAR AFTER THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY. THE INVESTMENT DIVISIONS OFFERED THROUGH THE NEW YORK LIFE PLUS II VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUND PROSPECTUSES OR VISIT WWW.NEWYORKLIFEANNUITIES.COM. INVESTORS ARE ASKED TO CONSIDER THE OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND THE UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

NEW YORK LIFE (FORMERLY MAINSTAY) PLUS II VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III
AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2007

(1) The New York Life Plus II Variable Annuity was first offered for sale on May 10, 2002. The New York Life Plus II Variable Annuity invests in NYLIAC Variable Annuity Separate Account III. Certain Portfolios existed prior to the date that they were added as Investment Divisions of NYLIAC Variable Annuity Separate Account III. The performance for the MainStay VP Series Fund, Inc. Service Class portfolios are based on the Initial Class Portfolio Inception Date (where applicable). The performance for all other funds is based on the Portfolio Inception Date reflected in this performance summary. The hypothetical performance has been modified to reflect Separate Account Expense Charges and Fund annual expenses as if the policy had been available during the periods shown.

    The performance shown is for the indicated classes/shares only.

    FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003, these classes/shares impose a 12b-1 fee except for CVS Calvert Social Balanced Portfolio, MainStay VP Cash Management, Royce Micro-Cap Portfolio--Investment Class, Royce Small-Cap Portfolio--Investment Class and Van Eck Worldwide Hard Assets.

    FOR POLICIES PURCHASED BEFORE JUNE 2, 2003, these classes/shares do not impose a 12b-1 fee except for Fidelity(R) VIP Mid Cap--Service Class 2 which was added as an Investment Division on September 8, 2003, MainStay VP Mid Cap Core--Service Class, MainStay VP Mid Cap Growth--Service Class, and Victory VIF Diversified Stock--Class A which were added as Investment Divisions on May 1, 2004, Columbia Small Cap Value, Variable Series, Class B which was added as an Investment Division on November 15, 2004, MainStay VP Floating Rate--Service Class and MainStay VP Balanced--Service Class which were added as Investment Divisions on May 1, 2005, and MainStay VP Conservative Allocation--Service Class, MainStay VP Growth Allocation--Service Class, MainStay VP Moderate Allocation--Service Class and MainStay VP Moderate Growth Allocation--Service Class which were added as Investment Divisions on February 13, 2006.

    Performance for the classes/shares that impose the 12b-1 fee may be lower than the returns for those classes/shares that do not impose a 12b-1 fee.

(2) Assumes no deduction for surrender charges.

(3) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(4) New allocations to the Alger American Small Capitalization--Class O and Class S Shares will not be accepted from policyowners who were not invested in the investment divisions as of June 1, 2007.

(5) AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THIS PORTFOLIO. THE CURRENT YIELD AS OF DECEMBER 31, 2007 MORE CLOSELY REFLECTS THE PORTFOLIO'S EARNINGS THAN THE TOTAL RETURN FIGURES SHOWN.

(6) The MainStay VP Income & Growth Portfolio merged with and into the MainStay VP ICAP Select Equity Portfolio on August 17, 2007.

(7) The S&P 500(R) Index is an unmanaged index and is widely regarded as the standard for measuring large-cap U.S. stock market performance. "S&P 500" is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index Portfolio. The MainStay VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index Portfolio. Investors cannot directly purchase any index.

Historically, certain fees have been assumed or reduced by some of the portfolios. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

SMRU # 00362146 CV

NEW YORK LIFE (FORMERLY MAINSTAY) SELECT VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III
AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2007

                                                                             INVESTMENT
FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003                 PORTFOLIO     DIVISION
                                                                INCEPTION     INCEPTION
INVESTMENT DIVISIONS                                               DATE        DATE(1)
Alger American Small Capitalization(4)--Class S Shares             5/1/02       6/2/03
Columbia Small Cap Value Fund, Variable Series--Class B Shares     6/1/00     11/15/04
CVS Calvert Social Balanced Portfolio                              9/2/86       6/2/03
Dreyfus IP Technology Growth--Service Shares                     12/29/00       6/2/03
Fidelity(R) VIP Contrafund(R)--Service Class 2                    1/12/00       6/2/03
Fidelity(R) VIP Equity-Income--Service Class 2                    1/12/00       6/2/03
Fidelity(R) VIP Mid Cap--Service Class 2                          1/12/00       9/8/03
Janus Aspen Series Balanced--Service Shares                      12/31/99       6/2/03
Janus Aspen Series Worldwide Growth--Service Shares              12/31/99       6/2/03
MainStay VP Balanced--Service Class                                5/2/05       5/2/05
MainStay VP Bond--Service Class                                    6/2/03       6/2/03
MainStay VP Capital Appreciation--Service Class                    6/2/03       6/2/03
MainStay VP Cash Management(5)--Current 7-day yield is 2.38%      1/29/93       6/2/03
MainStay VP Common Stock--Service Class                            6/2/03       6/2/03
MainStay VP Conservative Allocation--Service Class                2/13/06      2/13/06
MainStay VP Convertible--Service Class                             6/2/03       6/2/03
MainStay VP Developing Growth--Service Class                       6/2/03       6/2/03
MainStay VP Floating Rate--Service Class                           5/2/05       5/2/05
MainStay VP Government--Service Class                              6/2/03       6/2/03
MainStay VP Growth Allocation--Service Class                      2/13/06      2/13/06
MainStay VP High Yield Corporate Bond--Service Class               6/2/03       6/2/03
MainStay VP ICAP Select Equity(6)--Service Class                   6/2/03       6/2/03
MainStay VP International Equity--Service Class                    6/2/03       6/2/03
MainStay VP Large Cap Growth--Service Class                        6/2/03       6/2/03
MainStay VP Mid Cap Core--Service Class                            6/2/03       6/2/03
MainStay VP Mid Cap Growth--Service Class                          6/2/03       6/2/03
MainStay VP Mid Cap Value--Service Class                           6/2/03       6/2/03
MainStay VP Moderate Allocation--Service Class                    2/13/06      2/13/06
MainStay VP Moderate Growth Allocation--Service Class             2/13/06      2/13/06
MainStay VP S&P 500(7) Index--Service Class                        6/2/03       6/2/03
MainStay VP Small Cap Growth--Service Class                        6/2/03       6/2/03
MainStay VP Total Return--Service Class                            6/2/03       6/2/03
MainStay VP Value--Service Class                                   6/2/03       6/2/03
MFS(R) Investors Trust Series--Service Class                       5/1/00       6/2/03
MFS(R) Research Series--Service Class                              5/1/00       6/2/03
MFS(R) Utilities Series--Service Class                             5/1/00       6/2/03
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S            2/18/03       6/2/03
Royce Micro-Cap Portfolio--Investment Class                      12/27/96       5/2/05
Royce Small-Cap Portfolio--Investment Class                      12/27/96       5/2/05
T. Rowe Price Equity Income Portfolio--II                         4/30/02       6/2/03
Van Eck Worldwide Hard Assets                                      9/1/89       6/2/03
Van Kampen UIF Emerging Markets Equity--Class II                  1/10/03       6/2/03
Victory VIF Diversified Stock--Class A Shares                      7/1/99       5/1/04

---------------------------------------------------------------------------------------
                                                                Negative numbers appear
                                                                    in parentheses.
                                                               ---------------------------------------------------------
                                                                               ASSUMING NO SURRENDER(%)(2)

                                                                                                                SINCE
FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003                                                              INVESTMENT
                                                                   1          3          5          10        DIVISION
INVESTMENT DIVISIONS                                            YEAR(1)    YEAR(1)    YEAR(1)    YEAR(1)    INCEPTION(3)
Alger American Small Capitalization(4)--Class S Shares           14.78      15.59      19.80        N/A         18.04
Columbia Small Cap Value Fund, Variable Series--Class B Shares   (4.37)      5.08      13.79        N/A          6.96
CVS Calvert Social Balanced Portfolio                             0.86       3.76       6.82       2.74          6.70
Dreyfus IP Technology Growth--Service Shares                     12.33       5.24      11.14        N/A          6.63
Fidelity(R) VIP Contrafund(R)--Service Class 2                   15.14      12.99      15.46       8.33         14.74
Fidelity(R) VIP Equity-Income--Service Class 2                   (0.59)      6.65      11.08       4.50          9.90
Fidelity(R) VIP Mid Cap--Service Class 2                         13.21      13.12      19.17        N/A         16.94
Janus Aspen Series Balanced--Service Shares                       8.26       7.44       8.04        N/A          7.37
Janus Aspen Series Worldwide Growth--Service Shares               7.35       8.81       9.92        N/A          9.61
MainStay VP Balanced--Service Class                               0.66        N/A        N/A        N/A          5.14
MainStay VP Bond--Service Class                                   4.29       2.22       2.19       3.54          1.50
MainStay VP Capital Appreciation--Service Class                  10.04       6.10       8.67       1.14          6.85
MainStay VP Cash Management(5)--Current 7-day yield is 2.38%      2.90       2.22       0.88       1.62          0.78
MainStay VP Common Stock--Service Class                           2.95       7.37      10.72       4.11          9.79
MainStay VP Conservative Allocation--Service Class                5.25        N/A        N/A        N/A          6.19
MainStay VP Convertible--Service Class                           12.46       8.28       9.57       6.09          8.29
MainStay VP Developing Growth--Service Class                     33.26      17.26      17.78        N/A         15.27
MainStay VP Floating Rate--Service Class                          0.42        N/A        N/A        N/A          2.57
MainStay VP Government--Service Class                             4.46       2.18       1.49       3.16          1.09
MainStay VP Growth Allocation--Service Class                      8.11        N/A        N/A        N/A          8.92
MainStay VP High Yield Corporate Bond--Service Class              0.17       3.47      10.30       5.56          7.45
MainStay VP ICAP Select Equity(6)--Service Class                  4.63       8.08      11.53        N/A         10.27
MainStay VP International Equity--Service Class                   2.74      11.81      15.38       6.93         13.97
MainStay VP Large Cap Growth--Service Class                      18.82       8.44       8.87        N/A          6.18
MainStay VP Mid Cap Core--Service Class                           2.84       9.52      15.84        N/A         14.84
MainStay VP Mid Cap Growth--Service Class                        13.37      11.62      18.81        N/A         15.68
MainStay VP Mid Cap Value--Service Class                         (3.21)      3.82      10.22        N/A          9.05
MainStay VP Moderate Allocation--Service Class                    6.46        N/A        N/A        N/A          7.53
MainStay VP Moderate Growth Allocation--Service Class             7.12        N/A        N/A        N/A          7.76
MainStay VP S&P 500(7) Index--Service Class                       3.03       6.11      10.17       3.46          8.66
MainStay VP Small Cap Growth--Service Class                      (5.21)      0.19       8.38        N/A          5.40
MainStay VP Total Return--Service Class                           5.27       5.57       7.51       3.20          5.88
MainStay VP Value--Service Class                                  0.06       6.61      10.49       3.30          9.88
MFS(R) Investors Trust Series--Service Class                      8.01       7.88      10.37        N/A          9.48
MFS(R) Research Series--Service Class                            10.85       8.19      11.90        N/A         11.12
MFS(R) Utilities Series--Service Class                           25.21      22.59      25.60        N/A         25.22
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S           19.95      14.50        N/A        N/A         15.36
Royce Micro-Cap Portfolio--Investment Class                       2.06       9.95      16.82      13.48         14.50
Royce Small-Cap Portfolio--Investment Class                      (3.94)      5.47      14.79      11.53          5.33
T. Rowe Price Equity Income Portfolio--II                         1.13       6.24      10.64        N/A          9.30
Van Eck Worldwide Hard Assets                                    42.68      37.45      35.10      12.77         39.18
Van Kampen UIF Emerging Markets Equity--Class II                 37.87      34.59        N/A        N/A         31.99
Victory VIF Diversified Stock--Class A Shares                     7.93       8.74      12.74        N/A         10.22

------------------------------------------------------------------------------------------------------------------------
                                                                         Negative numbers appear in parentheses.

                                                               ---------------------------------------------------------
                                                                                  ASSUMING SURRENDER(%)

                                                                                                                SINCE
FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003                                                              INVESTMENT
                                                                   1          3          5          10        DIVISION
INVESTMENT DIVISIONS                                            YEAR(1)    YEAR(1)    YEAR(1)    YEAR(1)    INCEPTION(3)
Alger American Small Capitalization(4)--Class S Shares             6.78     13.81      19.80        N/A         18.04
Columbia Small Cap Value Fund, Variable Series--Class B Shares   (11.26)     2.92      13.79        N/A          4.86
CVS Calvert Social Balanced Portfolio                             (6.40)     1.55       6.82       2.74          6.70
Dreyfus IP Technology Growth--Service Shares                       4.33      3.09      11.14        N/A          6.63
Fidelity(R) VIP Contrafund(R)--Service Class 2                     7.14     11.13      15.46       8.33         14.74
Fidelity(R) VIP Equity-Income--Service Class 2                    (7.75)     4.56      11.08       4.50          9.90
Fidelity(R) VIP Mid Cap--Service Class 2                           5.21     11.26      19.17        N/A         16.94
Janus Aspen Series Balanced--Service Shares                        0.46      5.38       8.04        N/A          7.37
Janus Aspen Series Worldwide Growth--Service Shares               (0.38)     6.80       9.92        N/A          9.61
MainStay VP Balanced--Service Class                               (6.59)      N/A        N/A        N/A          2.65
MainStay VP Bond--Service Class                                   (3.22)     0.03       2.19       3.54          1.50
MainStay VP Capital Appreciation--Service Class                    2.12      3.99       8.67       1.14          6.85
MainStay VP Cash Management(5)--Current 7-day yield is 2.38%      (4.51)     0.03       0.88       1.62          0.78
MainStay VP Common Stock--Service Class                           (4.46)     5.31      10.72       4.11          9.79
MainStay VP Conservative Allocation--Service Class                (2.33)      N/A        N/A        N/A          1.92
MainStay VP Convertible--Service Class                             4.46      6.25       9.57       6.09          8.29
MainStay VP Developing Growth--Service Class                      25.26     15.54      17.78        N/A         15.27
MainStay VP Floating Rate--Service Class                          (6.81)      N/A        N/A        N/A          0.05
MainStay VP Government--Service Class                             (3.06)    (0.01)      1.49       3.16          1.09
MainStay VP Growth Allocation--Service Class                       0.32       N/A        N/A        N/A          4.65
MainStay VP High Yield Corporate Bond--Service Class              (7.04)     1.25      10.30       5.56          7.45
MainStay VP ICAP Select Equity(6)--Service Class                  (2.90)     6.05      11.53        N/A         10.27
MainStay VP International Equity--Service Class                   (4.65)     9.91      15.38       6.93         13.97
MainStay VP Large Cap Growth--Service Class                       10.82      6.42       8.87        N/A          6.18
MainStay VP Mid Cap Core--Service Class                           (4.57)     7.53      15.84        N/A         14.84
MainStay VP Mid Cap Growth--Service Class                          5.37      9.71      18.81        N/A         15.68
MainStay VP Mid Cap Value--Service Class                         (10.18)     1.60      10.22        N/A          9.05
MainStay VP Moderate Allocation--Service Class                    (1.20)      N/A        N/A        N/A          3.27
MainStay VP Moderate Growth Allocation--Service Class             (0.59)      N/A        N/A        N/A          3.49
MainStay VP S&P 500(7) Index--Service Class                       (4.39)     3.99      10.17       3.46          8.66
MainStay VP Small Cap Growth--Service Class                      (12.04)    (1.96)      8.38        N/A          5.40
MainStay VP Total Return--Service Class                           (2.31)     3.44       7.51       3.20          5.88
MainStay VP Value--Service Class                                  (7.15)     4.52      10.49       3.30          9.88
MFS(R) Investors Trust Series--Service Class                       0.23      5.83      10.37        N/A          9.48
MFS(R) Research Series--Service Class                              2.87      6.16      11.90        N/A         11.12
MFS(R) Utilities Series--Service Class                            17.21     21.02      25.60        N/A         25.22
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S            11.95     12.69        N/A        N/A         15.36
Royce Micro-Cap Portfolio--Investment Class                       (5.29)     7.98      16.82      13.48         12.26
Royce Small-Cap Portfolio--Investment Class                      (10.86)     3.33      14.79      11.53          2.71
T. Rowe Price Equity Income Portfolio--II                         (6.15)     4.13      10.64        N/A          9.30
Van Eck Worldwide Hard Assets                                     34.68     36.20      35.10      12.77         39.18
Van Kampen UIF Emerging Markets Equity--Class II                  29.87     33.29        N/A        N/A         31.99
Victory VIF Diversified Stock--Class A Shares                      0.16      6.73      12.74        N/A         10.22

------------------------------------------------------------------------------------------------------------------------
                                                                         Negative numbers appear in parentheses.


PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO CURRENT MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A POLICY, WHEN SURRENDERED, MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, VISIT WWW.NEWYORKLIFEANNUITIES.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT EXPENSES CHARGE OF 1.85%. A POLICY SERVICE CHARGE OF $50 IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND UPON SURRENDER, IF THE ACCUMULATION VALUE IS LESS THAN $100,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $100,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE SURRENDER CHARGE (SC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM SC UNDER THE POLICY. THE MAXIMUM SURRENDER CHARGE FOR EACH PREMIUM PAYMENT IS 8%, DECLINING TO 7% BY THE 3RD YEAR AFTER THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY. THE INVESTMENT DIVISIONS OFFERED THROUGH THE NEW YORK LIFE SELECT VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUND PROSPECTUSES OR VISIT WWW.NEWYORKLIFEANNUITIES.COM. INVESTORS ARE ASKED TO CONSIDER THE OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND THE UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

NEW YORK LIFE (FORMERLY MAINSTAY) SELECT VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III
AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2007

                                                                             INVESTMENT
FOR POLICIES PURCHASED BEFORE JUNE 2, 2003                      PORTFOLIO     DIVISION
                                                                INCEPTION     INCEPTION
INVESTMENT DIVISIONS                                               DATE        DATE(1)
Alger American Small Capitalization(4)--Class O Shares            9/21/88      5/10/02
Columbia Small Cap Value Fund, Variable Series--Class B Shares     6/1/00     11/15/04
CVS Calvert Social Balanced Portfolio                              9/2/86      5/10/02
Dreyfus IP Technology Growth--Initial Shares                      8/31/99      5/10/02
Fidelity(R) VIP Contrafund(R)--Initial Class                       1/3/95      5/10/02
Fidelity(R) VIP Equity-Income--Initial Class                      10/9/86      5/10/02
Fidelity(R) VIP Mid Cap--Service Class 2                          1/12/00       9/8/03
Janus Aspen Series Balanced--Institutional Shares                 9/13/93      5/10/02
Janus Aspen Series Worldwide Growth--Institutional Shares         9/13/93      5/10/02
MainStay VP Balanced--Service Class                                5/2/05       5/2/05
MainStay VP Bond--Initial Class                                   1/23/84      5/10/02
MainStay VP Capital Appreciation--Initial Class                   1/29/93      5/10/02
MainStay VP Cash Management(5)--Current 7-day yield is 2.38%      1/29/93      5/10/02
MainStay VP Common Stock--Initial Class                           1/23/84      5/10/02
MainStay VP Conservative Allocation--Service Class                2/13/06      2/13/06
MainStay VP Convertible--Initial Class                            10/1/96      5/10/02
MainStay VP Developing Growth--Initial Class                       5/1/98      5/10/02
MainStay VP Floating Rate--Service Class                           5/2/05       5/2/05
MainStay VP Government--Initial Class                             1/29/93      5/10/02
MainStay VP Growth Allocation--Service Class                      2/13/06      2/13/06
MainStay VP High Yield Corporate Bond--Initial Class               5/1/95      5/10/02
MainStay VP ICAP Select Equity(6)--Initial Class                   5/1/98      5/10/02
MainStay VP International Equity--Initial Class                    5/1/95      5/10/02
MainStay VP Large Cap Growth--Initial Class                        5/1/98      5/10/02
MainStay VP Mid Cap Core--Service Class                            6/2/03       6/2/03
MainStay VP Mid Cap Growth--Service Class                          6/2/03       6/2/03
MainStay VP Mid Cap Value--Initial Class                           7/2/01      5/10/02
MainStay VP Moderate Allocation--Service Class                    2/13/06      2/13/06
MainStay VP Moderate Growth Allocation--Service Class             2/13/06      2/13/06
MainStay VP S&P 500(7) Index--Initial Class                       1/29/93      5/10/02
MainStay VP Small Cap Growth--Initial Class                        7/2/01      5/10/02
MainStay VP Total Return--Initial Class                           1/29/93      5/10/02
MainStay VP Value--Initial Class                                   5/1/95      5/10/02
MFS(R) Investors Trust Series--Initial Class                      10/9/95      5/10/02
MFS(R) Research Series--Initial Class                             7/26/95      5/10/02
MFS(R) Utilities Series--Initial Class                             1/3/95      5/10/02
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class I            11/3/97      5/10/02
Royce Micro-Cap Portfolio--Investment Class                      12/27/96       5/2/05
Royce Small-Cap Portfolio--Investment Class                      12/27/96       5/2/05
T. Rowe Price Equity Income Portfolio                             3/31/94      5/10/02
Van Eck Worldwide Hard Assets                                      9/1/89      5/10/02
Van Kampen UIF Emerging Markets Equity--Class I                   10/1/96      5/10/02
Victory VIF Diversified Stock--Class A Shares                      7/1/99       5/1/04

---------------------------------------------------------------------------------------
                                                                Negative numbers appear
                                                                    in parentheses.
                                                               ---------------------------------------------------------
                                                                               ASSUMING NO SURRENDER(%)(2)

                                                                                                                SINCE
FOR POLICIES PURCHASED BEFORE JUNE 2, 2003                                                                   INVESTMENT
                                                                   1          3          5          10        DIVISION
INVESTMENT DIVISIONS                                            YEAR(1)    YEAR(1)    YEAR(1)    YEAR(1)    INCEPTION(3)
Alger American Small Capitalization(4)--Class O Shares           15.08      15.87      20.00       3.59         19.35
Columbia Small Cap Value Fund, Variable Series--Class B Shares   (4.37)      5.08      13.79        N/A          6.96
CVS Calvert Social Balanced Portfolio                             0.86       3.76       6.82       2.74          6.70
Dreyfus IP Technology Growth--Initial Shares                     12.61       5.52      11.42        N/A         10.95
Fidelity(R) VIP Contrafund(R)--Initial Class                     15.43      13.27      15.75       8.56         15.01
Fidelity(R) VIP Equity-Income--Initial Class                     (0.34)      6.92      11.35       4.72          6.35
Fidelity(R) VIP Mid Cap--Service Class 2                         13.21      13.12      19.17        N/A         16.94
Janus Aspen Series Balanced--Institutional Shares                 8.50       7.72       8.31       7.27          6.67
Janus Aspen Series Worldwide Growth--Institutional Shares         7.61       9.08      10.19       4.35         10.01
MainStay VP Balanced--Service Class                               0.66        N/A        N/A        N/A          5.14
MainStay VP Bond--Initial Class                                   4.55       2.49       2.45       3.81          3.21
MainStay VP Capital Appreciation--Initial Class                  10.32       6.38       8.94       1.41          6.68
MainStay VP Cash Management(5)--Current 7-day yield is 2.38%      2.90       2.22       0.88       1.62          0.78
MainStay VP Common Stock--Initial Class                           3.21       7.66      11.00       4.38          8.25
MainStay VP Conservative Allocation--Service Class                5.25        N/A        N/A        N/A          6.19
MainStay VP Convertible--Initial Class                           12.74       8.55       9.84       6.35          9.73
MainStay VP Developing Growth--Initial Class                     33.59      17.56      18.08        N/A         17.31
MainStay VP Floating Rate--Service Class                          0.42        N/A        N/A        N/A          2.57
MainStay VP Government--Initial Class                             4.72       2.45       1.75       3.43          2.54
MainStay VP Growth Allocation--Service Class                      8.11        N/A        N/A        N/A          8.92
MainStay VP High Yield Corporate Bond--Initial Class              0.42       3.74      10.58       5.82         10.16
MainStay VP ICAP Select Equity(6)--Initial Class                  4.89       8.34      11.79        N/A         13.35
MainStay VP International Equity--Initial Class                   3.00      12.08      15.66       7.20         14.18
MainStay VP Large Cap Growth--Initial Class                      19.11       8.71       9.14        N/A          8.25
MainStay VP Mid Cap Core--Service Class                           2.84       9.52      15.84        N/A         14.84
MainStay VP Mid Cap Growth--Service Class                        13.37      11.62      18.81        N/A         15.68
MainStay VP Mid Cap Value--Initial Class                         (2.96)      4.08      10.49        N/A          5.51
MainStay VP Moderate Allocation--Service Class                    6.46        N/A        N/A        N/A          7.53
MainStay VP Moderate Growth Allocation--Service Class             7.12        N/A        N/A        N/A          7.76
MainStay VP S&P 500(7) Index--Initial Class                       3.28       6.39      10.45       3.72          9.45
MainStay VP Small Cap Growth--Initial Class                      (4.97)      0.44       8.64        N/A          4.25
MainStay VP Total Return--Initial Class                           5.53       5.85       7.79       3.48          7.33
MainStay VP Value--Initial Class                                  0.31       6.88      10.77       3.57          6.18
MFS(R) Investors Trust Series--Initial Class                      8.27       8.16      10.65       2.73         11.79
MFS(R) Research Series--Initial Class                            11.12       8.45      12.17       3.20         11.20
MFS(R) Utilities Series--Initial Class                           25.54      22.89      25.91      10.81         25.57
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class I           20.27      14.78      16.77       7.65         14.84
Royce Micro-Cap Portfolio--Investment Class                       2.06       9.95      16.82      13.48         14.50
Royce Small-Cap Portfolio--Investment Class                      (3.94)      5.47      14.79      11.53          5.33
T. Rowe Price Equity Income Portfolio                             1.36       6.50      10.91       5.67          6.35
Van Eck Worldwide Hard Assets                                    42.68      37.45      35.10      12.77         39.18
Van Kampen UIF Emerging Markets Equity--Class I                  37.86      34.61      34.07      11.74         35.62
Victory VIF Diversified Stock--Class A Shares                     7.93       8.74      12.74        N/A         10.22

------------------------------------------------------------------------------------------------------------------------
                                                                         Negative numbers appear in parentheses.

                                                               ---------------------------------------------------------
                                                                                  ASSUMING SURRENDER(%)

                                                                                                                SINCE
FOR POLICIES PURCHASED BEFORE JUNE 2, 2003                                                                   INVESTMENT
                                                                   1          3          5          10        DIVISION
INVESTMENT DIVISIONS                                            YEAR(1)    YEAR(1)    YEAR(1)    YEAR(1)    INCEPTION(3)
Alger American Small Capitalization(4)--Class O Shares             7.08     14.11      20.00       3.59         19.35
Columbia Small Cap Value Fund, Variable Series--Class B Shares   (11.26)     2.92      13.79        N/A          4.86
CVS Calvert Social Balanced Portfolio                             (6.40)     1.55       6.82       2.74          6.70
Dreyfus IP Technology Growth--Initial Shares                       4.61      3.38      11.42        N/A         10.95
Fidelity(R) VIP Contrafund(R)--Initial Class                       7.43     11.42      15.75       8.56         15.01
Fidelity(R) VIP Equity-Income--Initial Class                      (7.52)     4.83      11.35       4.72          6.35
Fidelity(R) VIP Mid Cap--Service Class 2                           5.21     11.26      19.17        N/A         16.94
Janus Aspen Series Balanced--Institutional Shares                  0.69      5.67       8.31       7.27          6.67
Janus Aspen Series Worldwide Growth--Institutional Shares         (0.14)     7.08      10.19       4.35         10.01
MainStay VP Balanced--Service Class                               (6.59)      N/A        N/A        N/A          2.65
MainStay VP Bond--Initial Class                                   (2.97)     0.29       2.45       3.81          3.21
MainStay VP Capital Appreciation--Initial Class                    2.38      4.28       8.94       1.41          6.68
MainStay VP Cash Management(5)--Current 7-day yield is 2.38%      (4.51)     0.03       0.88       1.62          0.78
MainStay VP Common Stock--Initial Class                           (4.22)     5.60      11.00       4.38          8.25
MainStay VP Conservative Allocation--Service Class                (2.33)      N/A        N/A        N/A          1.92
MainStay VP Convertible--Initial Class                             4.74      6.53       9.84       6.35          9.73
MainStay VP Developing Growth--Initial Class                      25.59     15.85      18.08        N/A         17.31
MainStay VP Floating Rate--Service Class                          (6.81)      N/A        N/A        N/A          0.05
MainStay VP Government--Initial Class                             (2.82)     0.25       1.75       3.43          2.54
MainStay VP Growth Allocation--Service Class                       0.32       N/A        N/A        N/A          4.65
MainStay VP High Yield Corporate Bond--Initial Class              (6.81)     1.52      10.58       5.82         10.16
MainStay VP ICAP Select Equity(6)--Initial Class                  (2.66)     6.31      11.79        N/A         13.35
MainStay VP International Equity--Initial Class                   (4.42)    10.19      15.66       7.20         14.18
MainStay VP Large Cap Growth--Initial Class                       11.11      6.70       9.14        N/A          8.25
MainStay VP Mid Cap Core--Service Class                           (4.57)     7.53      15.84        N/A         14.84
MainStay VP Mid Cap Growth--Service Class                          5.37      9.71      18.81        N/A         15.68
MainStay VP Mid Cap Value--Initial Class                          (9.95)     1.88      10.49        N/A          5.51
MainStay VP Moderate Allocation--Service Class                    (1.20)      N/A        N/A        N/A          3.27
MainStay VP Moderate Growth Allocation--Service Class             (0.59)      N/A        N/A        N/A          3.49
MainStay VP S&P 500(7) Index--Initial Class                       (4.15)     4.28      10.45       3.72          9.45
MainStay VP Small Cap Growth--Initial Class                      (11.82)    (1.71)      8.64        N/A          4.25
MainStay VP Total Return--Initial Class                           (2.07)     3.73       7.79       3.48          7.33
MainStay VP Value--Initial Class                                  (6.92)     4.80      10.77       3.57          6.18
MFS(R) Investors Trust Series--Initial Class                       0.48      6.13      10.65       2.73         11.79
MFS(R) Research Series--Initial Class                              3.12      6.43      12.17       3.20         11.20
MFS(R) Utilities Series--Initial Class                            17.54     21.32      25.91      10.81         25.57
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class I            12.27     12.98      16.77       7.65         14.84
Royce Micro-Cap Portfolio--Investment Class                       (5.29)     7.98      16.82      13.48         12.26
Royce Small-Cap Portfolio--Investment Class                      (10.86)     3.33      14.79      11.53          2.71
T. Rowe Price Equity Income Portfolio                             (5.94)     4.40      10.91       5.67          6.35
Van Eck Worldwide Hard Assets                                     34.68     36.20      35.10      12.77         39.18
Van Kampen UIF Emerging Markets Equity--Class I                   29.86     33.31      34.07      11.74         35.62
Victory VIF Diversified Stock--Class A Shares                      0.16      6.73      12.74        N/A         10.22

------------------------------------------------------------------------------------------------------------------------
                                                                         Negative numbers appear in parentheses.


PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO CURRENT MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A POLICY, WHEN SURRENDERED, MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, VISIT WWW.NEWYORKLIFEANNUITIES.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT EXPENSES CHARGE OF 1.85%. A POLICY SERVICE CHARGE OF $50 IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND UPON SURRENDER, IF THE ACCUMULATION VALUE IS LESS THAN $100,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $100,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE SURRENDER CHARGE (SC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM SC UNDER THE POLICY. THE MAXIMUM SURRENDER CHARGE FOR EACH PREMIUM PAYMENT IS 8%, DECLINING TO 7% BY THE 3RD YEAR AFTER THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY. THE INVESTMENT DIVISIONS OFFERED THROUGH THE NEW YORK LIFE SELECT VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUND PROSPECTUSES OR VISIT WWW.NEWYORKLIFEANNUITIES.COM. INVESTORS ARE ASKED TO CONSIDER THE OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND THE UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

NEW YORK LIFE (FORMERLY MAINSTAY) SELECT VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III
AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2007

(1) The New York Life Select Variable Annuity was first offered for sale on May 10, 2002. The New York Life Select Variable Annuity invests in NYLIAC Variable Annuity Separate Account III. Certain Portfolios existed prior to the date that they were added as Investment Divisions of NYLIAC Variable Annuity Separate Account III. The performance for the MainStay VP Series Fund, Inc. Service Class portfolios are based on the Initial Class Portfolio Inception Date (where applicable). The performance for all other funds is based on the Portfolio Inception Date reflected in this performance summary. The hypothetical performance has been modified to reflect Separate Account Expense Charges and Fund annual expenses as if the policy had been available during the periods shown.

    The performance shown is for the indicated classes/shares only.

    FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003, these classes/shares impose a 12b-1 fee except for CVS Calvert Social Balanced Portfolio, MainStay VP Cash Management, Royce Micro-Cap Portfolio--Investment Class, Royce Small-Cap Portfolio--Investment Class and Van Eck Worldwide Hard Assets.

    FOR POLICIES PURCHASED BEFORE JUNE 2, 2003, these classes/shares do not impose a 12b-1 fee except for Fidelity(R) VIP Mid Cap--Service Class 2 which was added as an Investment Division on September 8, 2003, MainStay VP Mid Cap Core--Service Class, MainStay VP Mid Cap Growth--Service Class, and Victory VIF Diversified Stock--Class A which were added as Investment Divisions on May 1, 2004, Columbia Small Cap Value, Variable Series, Class B which was added as an Investment Division on November 15, 2004, MainStay VP Floating Rate--Service Class and MainStay VP Balanced--Service Class which were added as Investment Divisions on May 1, 2005, and MainStay VP Conservative Allocation--Service Class, MainStay VP Growth Allocation--Service Class, MainStay VP Moderate Allocation--Service Class and MainStay VP Moderate Growth Allocation--Service Class which were added as Investment Divisions on February 13, 2006.

    Performance for the classes/shares that impose the 12b-1 fee may be lower than the returns for those classes/shares that do not impose a 12b-1 fee.

(2) Assumes no deduction for surrender charges.

(3) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(4) New allocations to the Alger American Small Capitalization--Class O and Class S Shares will not be accepted from policyowners who were not invested in the investment divisions as of June 1, 2007.

(5) AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THIS PORTFOLIO. THE CURRENT YIELD AS OF DECEMBER 31, 2007 MORE CLOSELY REFLECTS THE PORTFOLIO'S EARNINGS THAN THE TOTAL RETURN FIGURES SHOWN.

(6) The MainStay VP Income & Growth Portfolio merged with and into the MainStay VP ICAP Select Equity Portfolio on August 17, 2007.

(7) The S&P 500(R) Index is an unmanaged index and is widely regarded as the standard for measuring large-cap U.S. stock market performance. "S&P 500" is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index Portfolio. The MainStay VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index Portfolio. Investors cannot directly purchase any index.

Historically, certain fees have been assumed or reduced by some of the portfolios. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

This product is not available in all states.

SMRU # 00362146 CV

NEW YORK LIFE (FORMERLY MAINSTAY) PREMIUM PLUS II VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III
AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2007

                                                                             INVESTMENT
FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003                 PORTFOLIO     DIVISION
                                                                INCEPTION     INCEPTION
INVESTMENT DIVISIONS                                               DATE        DATE(1)
Alger American Small Capitalization(4)--Class S Shares             5/1/02       6/2/03
Columbia Small Cap Value Fund, Variable Series--Class B Shares     6/1/00     11/15/04
CVS Calvert Social Balanced Portfolio                              9/2/86       6/2/03
Dreyfus IP Technology Growth--Service Shares                     12/29/00       6/2/03
Fidelity(R) VIP Contrafund(R)--Service Class 2                    1/12/00       6/2/03
Fidelity(R) VIP Equity-Income--Service Class 2                    1/12/00       6/2/03
Fidelity(R) VIP Mid Cap--Service Class 2                          1/12/00       9/8/03
Janus Aspen Series Balanced--Service Shares                      12/31/99       6/2/03
Janus Aspen Series Worldwide Growth--Service Shares              12/31/99       6/2/03
MainStay VP Balanced--Service Class                                5/2/05       5/2/05
MainStay VP Bond--Service Class                                    6/2/03       6/2/03
MainStay VP Capital Appreciation--Service Class                    6/2/03       6/2/03
MainStay VP Cash Management(5)--Current 7-day yield is 2.48%      1/29/93       6/2/03
MainStay VP Common Stock--Service Class                            6/2/03       6/2/03
MainStay VP Conservative Allocation--Service Class                2/13/06      2/13/06
MainStay VP Convertible--Service Class                             6/2/03       6/2/03
MainStay VP Developing Growth--Service Class                       6/2/03       6/2/03
MainStay VP Floating Rate--Service Class                           5/2/05       5/2/05
MainStay VP Government--Service Class                              6/2/03       6/2/03
MainStay VP Growth Allocation--Service Class                      2/13/06      2/13/06
MainStay VP High Yield Corporate Bond--Service Class               6/2/03       6/2/03
MainStay VP ICAP Select Equity(6)--Service Class                   6/2/03       6/2/03
MainStay VP International Equity--Service Class                    6/2/03       6/2/03
MainStay VP Large Cap Growth--Service Class                        6/2/03       6/2/03
MainStay VP Mid Cap Core--Service Class                            6/2/03       5/3/04
MainStay VP Mid Cap Growth--Service Class                          6/2/03       5/3/04
MainStay VP Mid Cap Value--Service Class                           6/2/03       6/2/03
MainStay VP Moderate Allocation--Service Class                    2/13/06      2/13/06
MainStay VP Moderate Growth Allocation--Service Class             2/13/06      2/13/06
MainStay VP S&P 500(7) Index--Service Class                        6/2/03       6/2/03
MainStay VP Small Cap Growth--Service Class                        6/2/03       6/2/03
MainStay VP Total Return--Service Class                            6/2/03       6/2/03
MainStay VP Value--Service Class                                   6/2/03       6/2/03
MFS(R) Investors Trust Series--Service Class                       5/1/00       6/2/03
MFS(R) Research Series--Service Class                              5/1/00       6/2/03
MFS(R) Utilities Series--Service Class                             5/1/00       6/2/03
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S            2/18/03       6/2/03
Royce Micro-Cap Portfolio--Investment Class                      12/27/96       5/2/05
Royce Small-Cap Portfolio--Investment Class                      12/27/96       5/2/05
T. Rowe Price Equity Income Portfolio--II                         4/30/02       6/2/03
Van Eck Worldwide Hard Assets                                      9/1/89       6/2/03
Van Kampen UIF Emerging Markets Equity--Class II                  1/10/03       6/2/03
Victory VIF Diversified Stock--Class A Shares                      7/1/99       5/1/04

---------------------------------------------------------------------------------------
                                                                Negative numbers appear
                                                                    in parentheses.
                                                               ---------------------------------------------------------
                                                                               ASSUMING NO SURRENDER(%)(2)

                                                                                                                SINCE
FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003                                                              INVESTMENT
                                                                   1          3          5          10        DIVISION
INVESTMENT DIVISIONS                                            YEAR(1)    YEAR(1)    YEAR(1)    YEAR(1)    INCEPTION(3)
Alger American Small Capitalization(4)--Class S Shares           14.90      15.70      19.92        N/A         18.39
Columbia Small Cap Value Fund, Variable Series--Class B Shares   (4.28)      5.18      13.91        N/A          6.77
CVS Calvert Social Balanced Portfolio                             0.97       3.86       6.92       2.85          5.74
Dreyfus IP Technology Growth--Service Shares                     12.44       5.34      11.25        N/A          6.68
Fidelity(R) VIP Contrafund(R)--Service Class 2                   15.26      13.10      15.58       8.44         14.96
Fidelity(R) VIP Equity-Income--Service Class 2                   (0.49)      6.75      11.19       4.60          9.69
Fidelity(R) VIP Mid Cap--Service Class 2                         13.33      13.23      19.29        N/A         18.07
Janus Aspen Series Balanced--Service Shares                       8.36       7.55       8.15        N/A          7.47
Janus Aspen Series Worldwide Growth--Service Shares               7.46       8.91      10.03        N/A          9.21
MainStay VP Balanced--Service Class                               0.76        N/A        N/A        N/A          5.07
MainStay VP Bond--Service Class                                   4.40       2.32       2.29       3.64          1.72
MainStay VP Capital Appreciation--Service Class                  10.15       6.21       8.77       1.24          6.96
MainStay VP Cash Management(5)--Current 7-day yield is 2.48%      3.01       2.32       0.99       1.72          1.16
MainStay VP Common Stock--Service Class                           3.05       7.48      10.83       4.22          9.82
MainStay VP Conservative Allocation--Service Class                5.36        N/A        N/A        N/A          5.77
MainStay VP Convertible--Service Class                           12.58       8.39       9.67       6.19          8.30
MainStay VP Developing Growth--Service Class                     33.39      17.38      17.90        N/A         16.02
MainStay VP Floating Rate--Service Class                          0.52        N/A        N/A        N/A          2.13
MainStay VP Government--Service Class                             4.56       2.28       1.59       3.26          1.16
MainStay VP Growth Allocation--Service Class                      8.22        N/A        N/A        N/A          8.61
MainStay VP High Yield Corporate Bond--Service Class              0.27       3.57      10.41       5.67          7.59
MainStay VP ICAP Select Equity(6)--Service Class                  4.74       8.19      11.64        N/A         10.30
MainStay VP International Equity--Service Class                   2.85      11.92      15.49       7.04         14.28
MainStay VP Large Cap Growth--Service Class                      18.94       8.55       8.98        N/A          6.86
MainStay VP Mid Cap Core--Service Class                           2.94       9.62      15.95        N/A         14.33
MainStay VP Mid Cap Growth--Service Class                        13.48      11.73      18.93        N/A         16.60
MainStay VP Mid Cap Value--Service Class                         (3.11)      3.92      10.33        N/A          9.20
MainStay VP Moderate Allocation--Service Class                    6.57        N/A        N/A        N/A          7.18
MainStay VP Moderate Growth Allocation--Service Class             7.23        N/A        N/A        N/A          8.44
MainStay VP S&P 500(7) Index--Service Class                       3.13       6.22      10.28       3.56          8.59
MainStay VP Small Cap Growth--Service Class                      (5.12)      0.29       8.48        N/A          6.27
MainStay VP Total Return--Service Class                           5.37       5.68       7.62       3.31          5.92
MainStay VP Value--Service Class                                  0.16       6.72      10.60       3.41          9.70
MFS(R) Investors Trust Series--Service Class                      8.11       7.99      10.48        N/A          9.27
MFS(R) Research Series--Service Class                            10.96       8.30      12.01        N/A         11.06
MFS(R) Utilities Series--Service Class                           25.33      22.71      25.72        N/A         24.94
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S           20.07      14.61        N/A        N/A         15.48
Royce Micro-Cap Portfolio--Investment Class                       2.16      10.06      16.93      13.60         15.29
Royce Small-Cap Portfolio--Investment Class                      (3.84)      5.58      14.91      11.64          6.71
T. Rowe Price Equity Income Portfolio--II                         1.23       6.35      10.75        N/A          9.54
Van Eck Worldwide Hard Assets                                    42.82      37.58      35.23      12.88         38.12
Van Kampen UIF Emerging Markets Equity--Class II                 38.01      34.73        N/A        N/A         35.13
Victory VIF Diversified Stock--Class A Shares                     8.03       8.85      12.85        N/A         10.26

------------------------------------------------------------------------------------------------------------------------
                                                                         Negative numbers appear in parentheses.

                                                               ---------------------------------------------------------
                                                                                  ASSUMING SURRENDER(%)

                                                                                                                SINCE
FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003                                                              INVESTMENT
                                                                   1          3          5          10        DIVISION
INVESTMENT DIVISIONS                                            YEAR(1)    YEAR(1)    YEAR(1)    YEAR(1)    INCEPTION(3)
Alger American Small Capitalization(4)--Class S Shares             6.90     13.68      19.24        N/A         17.53
Columbia Small Cap Value Fund, Variable Series--Class B Shares   (11.17)     2.72      13.06        N/A          4.48
CVS Calvert Social Balanced Portfolio                             (6.30)     1.33       5.83       2.85          4.44
Dreyfus IP Technology Growth--Service Shares                       4.44      2.88      10.32        N/A          5.43
Fidelity(R) VIP Contrafund(R)--Service Class 2                     7.26     10.98      14.78       8.44         14.00
Fidelity(R) VIP Equity-Income--Service Class 2                    (7.66)     4.36      10.26       4.60          8.56
Fidelity(R) VIP Mid Cap--Service Class 2                           5.33     11.11      18.59        N/A         17.10
Janus Aspen Series Balanced--Service Shares                        0.56      5.19       7.11        N/A          6.27
Janus Aspen Series Worldwide Growth--Service Shares               (0.28)     6.62       9.06        N/A          8.06
MainStay VP Balanced--Service Class                               (6.49)      N/A        N/A        N/A          2.24
MainStay VP Bond--Service Class                                   (3.12)    (0.19)      0.98       3.64          0.28
MainStay VP Capital Appreciation--Service Class                    2.22      3.79       7.75       1.24          5.73
MainStay VP Cash Management(5)--Current 7-day yield is 2.48%      (4.41)    (0.19)     (0.32)      1.72         (0.26)
MainStay VP Common Stock--Service Class                           (4.37)     5.12       9.88       4.22          8.71
MainStay VP Conservative Allocation--Service Class                (2.23)      N/A        N/A        N/A          1.62
MainStay VP Convertible--Service Class                             4.58      6.07       8.69       6.19          7.11
MainStay VP Developing Growth--Service Class                      25.39     15.41      17.17        N/A         15.10
MainStay VP Floating Rate--Service Class                          (6.72)      N/A        N/A        N/A         (0.70)
MainStay VP Government--Service Class                             (2.96)    (0.24)      0.28       3.26         (0.27)
MainStay VP Growth Allocation--Service Class                       0.42       N/A        N/A        N/A          4.49
MainStay VP High Yield Corporate Bond--Service Class              (6.95)     1.02       9.46       5.67          6.39
MainStay VP ICAP Select Equity(6)--Service Class                  (2.81)     5.86      10.72        N/A          9.19
MainStay VP International Equity--Service Class                   (4.56)     9.75      14.70       7.04         13.30
MainStay VP Large Cap Growth--Service Class                       10.94      6.24       7.97        N/A          5.63
MainStay VP Mid Cap Core--Service Class                           (4.47)     7.36      15.17        N/A         13.36
MainStay VP Mid Cap Growth--Service Class                          5.48      9.55      18.22        N/A         15.70
MainStay VP Mid Cap Value--Service Class                         (10.09)     1.39       9.37        N/A          8.06
MainStay VP Moderate Allocation--Service Class                    (1.10)      N/A        N/A        N/A          3.08
MainStay VP Moderate Growth Allocation--Service Class             (0.49)      N/A        N/A        N/A          4.38
MainStay VP S&P 500(7) Index--Service Class                       (4.29)     3.80       9.31       3.56          7.43
MainStay VP Small Cap Growth--Service Class                      (11.95)    (2.17)      7.45        N/A          5.02
MainStay VP Total Return--Service Class                           (2.21)     3.24       6.56       3.31          4.64
MainStay VP Value--Service Class                                  (7.05)     4.32       9.65       3.41          8.58
MFS(R) Investors Trust Series--Service Class                       0.33      5.65       9.53        N/A          8.12
MFS(R) Research Series--Service Class                              2.97      5.98      11.10        N/A          9.97
MFS(R) Utilities Series--Service Class                            17.33     20.91      25.16        N/A         24.20
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S            12.07     12.54        N/A        N/A         14.52
Royce Micro-Cap Portfolio--Investment Class                       (5.19)     7.81      16.17      13.60         12.86
Royce Small-Cap Portfolio--Investment Class                      (10.77)     3.13      14.09      11.64          3.94
T. Rowe Price Equity Income Portfolio--II                         (6.06)     3.94       9.80        N/A          8.40
Van Eck Worldwide Hard Assets                                     34.82     36.16      34.81      12.88         37.61
Van Kampen UIF Emerging Markets Equity--Class II                  30.01     33.24        N/A        N/A         34.59
Victory VIF Diversified Stock--Class A Shares                      0.26      6.55      11.97        N/A          8.53

------------------------------------------------------------------------------------------------------------------------
                                                                         Negative numbers appear in parentheses.


PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO CURRENT MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A POLICY, WHEN SURRENDERED, MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, VISIT WWW.NEWYORKLIFEANNUITIES.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT EXPENSES CHARGE OF 1.75% BUT DOES NOT INCLUDE ANY CREDITS APPLIED. A POLICY SERVICE CHARGE OF $30 IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND UPON SURRENDER IF THE ACCUMULATION VALUE IS LESS THAN $100,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $100,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE SURRENDER CHARGE (SC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM SC UNDER THE POLICY. THE MAXIMUM SURRENDER CHARGE FOR EACH PREMIUM PAYMENT IS 8%, DECLINING TO 4% (2% FOR SINGLE PREMIUM POLICIES) BY THE 8TH YEAR AFTER THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY. THE INVESTMENT DIVISIONS OFFERED THROUGH THE NEW YORK LIFE PREMIUM PLUS II VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUND PROSPECTUSES OR VISIT WWW.NEWYORKLIFEANNUITIES.COM. INVESTORS ARE ASKED TO CONSIDER THE OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND THE UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

NEW YORK LIFE (FORMERLY MAINSTAY) PREMIUM PLUS II VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III
AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2007

(1) The New York Life Premium Plus II Variable Annuity was first offered for sale on June 2, 2003. The MainStay Premium Plus II Variable Annuity was renamed New York Life Premium Plus II Variable Annuity on May 1, 2007. The New York Life Premium Plus II Variable Annuity invests in NYLIAC Variable Annuity Separate Account III. Certain Portfolios existed prior to the date that they were added as Investment Divisions of NYLIAC Variable Annuity Separate Account III. The performance for the MainStay VP Series Fund, Inc. Service Class portfolios are based on the Initial Class Portfolio Inception Date (where applicable). The performance for all other funds is based on the Portfolio Inception Date reflected in this performance summary. The hypothetical performance has been modified to reflect Separate Account Expense Charges and Fund annual expenses as if the policy had been available during the periods shown.

    The performance shown is for the indicated classes/shares only. These classes/shares impose a 12b-1 fee (except CVS Calvert Social Balanced Portfolio, MainStay VP Cash Management, Royce Micro-Cap
    Portfolio--Investment Class, Royce Small-Cap Portfolio--Investment Class and Van Eck Worldwide Hard Assets). Performance for these classes/shares may be lower than the returns for those classes/shares that do not impose a 12b-1 fee.

(2) Assumes no deduction for surrender charges.

(3) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(4) New allocations to the Alger American Small Capitalization--Class O and Class S Shares will not be accepted from policyowners who were not invested in the investment divisions as of June 1, 2007.

(5) AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THIS PORTFOLIO. THE CURRENT YIELD AS OF DECEMBER 31, 2007 MORE CLOSELY REFLECTS THE PORTFOLIO'S EARNINGS THAN THE TOTAL RETURN FIGURES SHOWN.

(6) The MainStay VP Income & Growth Portfolio merged with and into the MainStay VP ICAP Select Equity Portfolio on August 17, 2007.

(7) The S&P 500(R) Index is an unmanaged index and is widely regarded as the standard for measuring large-cap U.S. stock market performance. "S&P 500" is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index Portfolio. The MainStay VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index Portfolio. Investors cannot directly purchase any index.

Historically, certain fees have been assumed or reduced by some of the portfolios. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

New York Life Premium Plus II Variable Annuity is a flexible premium deferred variable annuity issued by NYLIAC. Under this policy, we will apply a credit to premiums paid in a percentage amount according to the credit rate schedule then in effect. Fees and charges for a policy with a credit may be higher than those for other policies, and over time, the amount of the credit may be more than offset by those higher charges. There may be circumstances in which the purchase of a New York Life Premium Plus II Variable Annuity is less advantageous than the purchase of another New York Life variable annuity which may have lower fees but no credit. This may be the case, for example, if you anticipate retaining the policy for a significant time beyond the surrender charge period.

This product is not available in all states.

SMRU # 00362146 CV

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                              FINANCIAL STATEMENTS




SERIES I POLICIES:        New York Life Variable Annuity*
                          New York Life Flexible Premium Variable
                          Annuity*
                          New York Life Plus Variable Annuity*

SERIES II POLICIES:       New York Life Access Variable Annuity*

SERIES III POLICIES:      New York Life Premium Plus Variable Annuity*


SERIES IV POLICIES:       New York Life Essentials Variable Annuity*
                          New York Life Plus II Variable Annuity*

SERIES V POLICIES:        New York Life Select Variable Annuity*


SERIES VI POLICIES:       New York Life Premium Plus II Variable Annuity*



          *Includes policies formerly known as LifeStages(R) and MainStay

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2007





                                                             MAINSTAY VP
                                           MAINSTAY VP         CAPITAL         MAINSTAY VP
                                             BOND--        APPRECIATION--         CASH
                                          INITIAL CLASS     INITIAL CLASS      MANAGEMENT
                                         --------------------------------------------------

ASSETS:
  Investments, at net asset value.....    $157,120,147      $222,936,849      $281,363,434
  Dividends due and accrued...........              --                --           954,660
  Net receivable from (payable to) New
     York Life Insurance and Annuity
     Corporation......................         100,312            32,548           719,578

LIABILITIES:
  Liability to New York Life Insurance
     and Annuity Corporation for:
     Mortality and expense risk
       charges........................         556,537           765,250           898,860
     Administrative charges...........          47,811            87,077            64,118
                                          ------------      ------------      ------------
       Total net assets...............    $156,616,111      $222,117,070      $282,074,694
                                          ============      ============      ============

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
     Series I Policies................    $103,808,061      $198,460,658      $121,911,806
     Series II Policies...............         935,608           255,780        13,015,080
     Series III Policies..............      39,600,213        16,543,361        79,545,198
     Series IV Policies...............      12,064,610         6,849,003        42,683,639
     Series V Policies................         207,619             8,268         4,303,536
     Series VI Policies...............              --                --        20,615,435
                                          ------------      ------------      ------------
       Total net assets...............    $156,616,111      $222,117,070      $282,074,694
                                          ============      ============      ============

     Series I variable accumulation
       unit value.....................    $      17.47      $      20.37      $       1.35
                                          ============      ============      ============
     Series II variable accumulation
       unit value.....................    $      14.12      $       7.61      $       1.11
                                          ============      ============      ============
     Series III variable accumulation
       unit value.....................    $      13.81      $       6.93      $       1.10
                                          ============      ============      ============
     Series IV variable accumulation
       unit value.....................    $      12.40      $      11.69      $       1.06
                                          ============      ============      ============
     Series V variable accumulation
       unit value.....................    $      11.88      $      14.12      $       1.04
                                          ============      ============      ============
     Series VI variable accumulation
       unit value.....................    $         --      $         --      $       1.05
                                          ============      ============      ============


Identified Cost of Investment.........    $154,354,207      $207,866,546      $281,363,905
                                          ============      ============      ============




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III









                                                                                MAINSTAY VP
        MAINSTAY VP                         MAINSTAY VP                         HIGH YIELD        MAINSTAY VP
          COMMON          MAINSTAY VP       DEVELOPING        MAINSTAY VP        CORPORATE        ICAP SELECT
          STOCK--        CONVERTIBLE--       GROWTH--        GOVERNMENT--         BOND--           EQUITY--
       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
      --------------------------------------------------------------------------------------------------------


       $219,189,307      $169,452,608       $29,743,734      $110,869,394      $510,730,516       $95,403,547
                 --                --                --                --                --                --

            (37,973)          (84,677)          110,031           (25,489)         (105,323)           14,797



            754,424           595,716           111,451           396,482         1,793,838           335,691
             79,768            55,623             8,957            33,605           171,512            30,048
       ------------      ------------       -----------      ------------      ------------       -----------
       $218,317,142      $168,716,592       $29,733,357      $110,413,818      $508,659,843       $95,052,605
       ============      ============       ===========      ============      ============       ===========



       $181,426,862      $119,531,237       $18,277,850      $ 70,190,007      $382,935,842       $66,251,340
            604,449         1,182,431           212,085           578,888         2,222,912           583,210
         26,757,334        35,195,724         8,932,058        30,101,892        93,011,139        21,861,576
          9,414,598        12,384,471         2,147,117         9,359,559        30,072,444         6,279,315
            113,899           422,729           164,247           183,472           417,506            77,164
                 --                --                --                --                --                --
       ------------      ------------       -----------      ------------      ------------       -----------
       $218,317,142      $168,716,592       $29,733,357      $110,413,818      $508,659,843       $95,052,605
       ============      ============       ===========      ============      ============       ===========

       $      28.11      $      22.80       $     14.26      $      16.85      $      25.68       $     14.42
       ============      ============       ===========      ============      ============       ===========
       $       9.76      $      12.81       $     13.58      $      13.33      $      16.19       $     13.27
       ============      ============       ===========      ============      ============       ===========
       $       9.80      $      12.24       $     13.62      $      13.15      $      15.88       $     13.08
       ============      ============       ===========      ============      ============       ===========
       $      13.89      $      15.13       $     18.09      $      11.95      $      16.31       $     14.23
       ============      ============       ===========      ============      ============       ===========
       $      15.44      $      16.57       $     22.17      $      11.48      $      16.99       $     18.46
       ============      ============       ===========      ============      ============       ===========
       $         --      $         --       $        --      $         --      $         --       $        --
       ============      ============       ===========      ============      ============       ===========


       $194,119,795      $129,024,236       $20,878,791      $109,935,112      $474,104,654       $85,368,550
       ============      ============       ===========      ============      ============       ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2007





                                     MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                    INTERNATIONAL       LARGE CAP          MID CAP
                                      EQUITY--          GROWTH--           CORE--
                                    INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                                   --------------------------------------------------

ASSETS:
  Investments, at net asset
     value......................    $124,761,251       $73,259,034       $69,778,515
  Dividends due and accrued.....              --                --                --
  Net receivable from (payable
     to) New York Life Insurance
     and Annuity Corporation....         (58,800)           82,316             7,466

LIABILITIES:
  Liability to New York Life
     Insurance and Annuity
     Corporation for:
     Mortality and expense risk
       charges..................         445,513           254,178           247,843
     Administrative charges.....          39,444            25,541            21,150
                                    ------------       -----------       -----------
       Total net assets.........    $124,217,494       $73,061,631       $69,516,988
                                    ============       ===========       ===========

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
     Series I Policies..........    $ 84,427,671       $56,461,413       $44,023,976
     Series II Policies.........       1,125,071           390,578           354,792
     Series III Policies........      29,445,167        12,304,003        18,072,018
     Series IV Policies.........       9,134,033         3,645,789         7,040,617
     Series V Policies..........          85,552           259,848            25,585
     Series VI Policies.........              --                --                --
                                    ------------       -----------       -----------
       Total net assets.........    $124,217,494       $73,061,631       $69,516,988
                                    ============       ===========       ===========

     Series I variable
       accumulation unit value..    $      25.81       $     15.61       $     17.34
                                    ============       ===========       ===========
     Series II variable
       accumulation unit value..    $      15.66       $      8.68       $     18.60
                                    ============       ===========       ===========
     Series III variable
       accumulation unit value..    $      15.68       $      7.40       $     17.85
                                    ============       ===========       ===========
     Series IV variable
       accumulation unit value..    $      18.62       $     12.48       $     17.55
                                    ============       ===========       ===========
     Series V variable
       accumulation unit value..    $      20.26       $     14.88       $     20.48
                                    ============       ===========       ===========
     Series VI variable
       accumulation unit value..    $         --       $        --       $        --
                                    ============       ===========       ===========


Identified Cost of Investment...    $101,500,344       $60,779,176       $62,135,225
                                    ============       ===========       ===========




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III










        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP                                          ALGER AMERICAN
          MID CAP           MID CAP           S&P 500          SMALL CAP        MAINSTAY VP       MAINSTAY VP           SMALL
         GROWTH--           VALUE--           INDEX--          GROWTH--       TOTAL RETURN--        VALUE--       CAPITALIZATION--
       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     CLASS O SHARES
      ----------------------------------------------------------------------------------------------------------------------------


        $94,441,153      $121,616,677      $437,588,797       $41,690,770      $155,254,012      $204,076,829        $78,597,780
                 --                --                --                --                --                --                 --

            (33,246)          (63,791)         (287,230)          (16,515)          (69,715)          (78,114)             2,747




            334,432           428,902         1,504,089           147,235           530,165           705,913            286,085
             29,354            35,603           156,546            12,733            57,416            66,816             28,320
        -----------      ------------      ------------       -----------      ------------      ------------        -----------
        $94,044,121      $121,088,381      $435,640,932       $41,514,287      $154,596,716      $203,225,986        $78,286,122
        ===========      ============      ============       ===========      ============      ============        ===========



        $60,357,414      $ 73,159,997      $356,726,875       $24,405,180      $133,025,672      $151,096,864        $60,435,636
            293,380           455,198           964,000           104,845           336,292           955,634            379,451
         23,870,996        34,311,735        57,127,534        10,879,802        15,244,050        39,764,159         13,722,273
          9,477,972        12,987,134        20,632,364         6,073,421         5,942,221        11,287,783          3,672,035
             44,359           174,317           190,159            51,039            48,481           121,546             76,727
                 --                --                --                --                --                --                 --
        -----------      ------------      ------------       -----------      ------------      ------------        -----------
        $94,044,121      $121,088,381      $435,640,932       $41,514,287      $154,596,716      $203,225,986        $78,286,122
        ===========      ============      ============       ===========      ============      ============        ===========

        $     15.70      $      13.95      $      27.58       $     10.65      $      21.45      $      24.74        $     15.64
        ===========      ============      ============       ===========      ============      ============        ===========
        $     19.94      $      13.76      $      10.40       $     10.86      $       9.81      $      14.37        $     10.89
        ===========      ============      ============       ===========      ============      ============        ===========
        $     15.87      $      13.97      $      10.10       $     10.51      $       9.38      $      13.70        $     10.08
        ===========      ============      ============       ===========      ============      ============        ===========
        $     17.15      $      13.60      $      13.76       $     11.45      $      12.95      $      13.05        $     20.78
        ===========      ============      ============       ===========      ============      ============        ===========
        $     24.45      $      13.50      $      16.18       $     12.57      $      14.45      $      13.92        $     24.07
        ===========      ============      ============       ===========      ============      ============        ===========
        $        --      $         --      $         --       $        --      $         --      $         --        $        --
        ===========      ============      ============       ===========      ============      ============        ===========


        $70,282,367      $109,068,456      $372,164,738       $38,512,090      $152,786,713      $171,444,685        $40,648,711
        ===========      ============      ============       ===========      ============      ============        ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2007





                                                              DREYFUS IP
                                           CVS CALVERT        TECHNOLOGY      FIDELITY(R) VIP
                                         SOCIAL BALANCED       GROWTH--       CONTRAFUND(R)--
                                            PORTFOLIO       INITIAL SHARES     INITIAL CLASS
                                         ----------------------------------------------------

ASSETS:
  Investments, at net asset value.....     $40,298,540        $18,852,361       $404,152,104
  Dividends due and accrued...........              --                 --                --
  Net receivable from (payable to) New
     York Life Insurance and Annuity
     Corporation......................         (23,936)            24,482             (5,276)

LIABILITIES:
  Liability to New York Life Insurance
     and Annuity Corporation for:
     Mortality and expense risk
       charges........................         145,379             69,100          1,441,235
     Administrative charges...........          12,134              5,598            143,037
                                           -----------        -----------       ------------
       Total net assets...............     $40,117,091        $18,802,145       $402,562,556
                                           ===========        ===========       ============

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
     Series I Policies................     $21,345,129        $11,013,814       $310,381,886
     Series II Policies...............         238,777            216,770          2,179,509
     Series III Policies..............       9,243,151          5,640,440         66,441,988
     Series IV Policies...............       5,648,702          1,862,566         23,040,783
     Series V Policies................         808,901             68,555            518,390
     Series VI Policies...............       2,832,431                 --                 --
                                           -----------        -----------       ------------
       Total net assets...............     $40,117,091        $18,802,145       $402,562,556
                                           ===========        ===========       ============

     Series I variable accumulation
       unit value.....................     $     20.22        $     10.32       $      30.93
                                           ===========        ===========       ============
     Series II variable accumulation
       unit value.....................     $     10.47        $     12.51       $      16.15
                                           ===========        ===========       ============
     Series III variable accumulation
       unit value.....................     $     10.15        $     10.40       $      15.49
                                           ===========        ===========       ============
     Series IV variable accumulation
       unit value.....................     $     13.09        $     12.54       $      18.29
                                           ===========        ===========       ============
     Series V variable accumulation
       unit value.....................     $     14.02        $     16.42       $      21.40
                                           ===========        ===========       ============
     Series VI variable accumulation
       unit value.....................     $     12.87        $        --       $         --
                                           ===========        ===========       ============


Identified Cost of Investment.........     $38,616,479        $15,483,931       $367,698,413
                                           ===========        ===========       ============




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III







                                             JANUS ASPEN
                           JANUS ASPEN         SERIES
      FIDELITY(R) VIP        SERIES           WORLDWIDE
          EQUITY-          BALANCED--         GROWTH--       MFS(R) INVESTORS    MFS(R) RESEARCH    MFS(R) UTILITIES
          INCOME--        INSTITUTIONAL     INSTITUTIONAL     TRUST SERIES--         SERIES--           SERIES--
       INITIAL CLASS         SHARES            SHARES          INITIAL CLASS      INITIAL CLASS       INITIAL CLASS
      --------------------------------------------------------------------------------------------------------------


        $195,124,245      $403,923,567      $171,300,103        $23,403,264        $26,553,605         $6,373,118
                  --                --                --                 --                 --                 --

            (132,650)         (179,939)           39,964            (13,928)            (2,444)            (7,196)



             677,361         1,411,855           586,548             82,914             95,362             25,923
              63,338           145,558            65,979              7,386              9,127              1,125
        ------------      ------------      ------------        -----------        -----------         ----------
        $194,250,896      $402,186,215      $170,687,540        $23,299,036        $26,446,672         $6,338,874
        ============      ============      ============        ===========        ===========         ==========



        $143,890,673      $322,937,479      $149,192,932        $16,463,038        $20,040,447         $2,435,248
             902,711         1,446,794           391,934            271,545            181,460             85,349
          39,193,903        58,855,496        15,136,418          5,209,493          5,125,383          3,574,363
           9,959,623        18,623,774         5,874,652          1,283,233          1,093,843            178,449
             303,986           322,672            91,604             71,727              5,539             65,465
                  --                --                --                 --                 --                 --
        ------------      ------------      ------------        -----------        -----------         ----------
        $194,250,896      $402,186,215      $170,687,540        $23,299,036        $26,446,672         $6,338,874
        ============      ============      ============        ===========        ===========         ==========

        $      21.89      $      25.99      $      19.97        $     11.99        $     13.05         $    21.76
        ============      ============      ============        ===========        ===========         ==========
        $      14.17      $      13.40      $       8.46        $     10.57        $      9.20         $    25.48
        ============      ============      ============        ===========        ===========         ==========
        $      13.92      $      12.59      $       7.76        $     10.37        $      8.79         $    20.33
        ============      ============      ============        ===========        ===========         ==========
        $      14.24      $      13.98      $      12.91        $     13.76        $     14.29         $    32.88
        ============      ============      ============        ===========        ===========         ==========
        $      14.11      $      14.27      $      16.17        $     17.21        $     17.14         $    28.99
        ============      ============      ============        ===========        ===========         ==========
        $         --      $         --      $         --        $        --        $        --         $       --
        ============      ============      ============        ===========        ===========         ==========


        $186,563,501      $315,309,335      $167,739,828        $17,208,640        $18,871,179         $4,892,662
        ============      ============      ============        ===========        ===========         ==========


         NEUBERGER
        BERMAN AMT
          MID-CAP
          GROWTH
        PORTFOLIO--
          CLASS I
      --------------


        $7,328,739
               --
              (177)

            27,550
             1,589
        ----------
        $7,299,423
        ==========

        $3,159,736
            42,627
         3,264,085
           767,540
            65,435
               --
        ----------
        $7,299,423
        ==========

        $    14.92
        ==========
        $    15.29
        ==========
        $    15.36
        ==========
        $    21.44
        ==========
        $    20.45
        ==========
        $      --
        ==========


        $4,608,661
        ==========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2007





                                               ROYCE               ROYCE
                                             MICRO-CAP           SMALL-CAP        T. ROWE PRICE
                                            PORTFOLIO--         PORTFOLIO--       EQUITY INCOME
                                         INVESTMENT CLASS    INVESTMENT CLASS       PORTFOLIO
                                         ------------------------------------------------------

ASSETS:
  Investments, at net asset value.....      $63,407,475         $42,879,259       $194,652,448
  Dividends due and accrued...........               --                  --                 --
  Net receivable from (payable to) New
     York Life Insurance and Annuity
     Corporation......................          104,990             132,907             21,289

LIABILITIES:
  Liability to New York Life Insurance
     and Annuity Corporation for:
     Mortality and expense risk
       charges........................          230,906             155,306            697,313
     Administrative charges...........           17,081              10,844             58,629
                                            -----------         -----------       ------------
       Total net assets...............      $63,264,478         $42,846,016       $193,917,795
                                            ===========         ===========       ============

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
     Series I Policies................      $20,156,490         $13,289,314       $124,889,263
     Series II Policies...............        1,311,060           1,355,199          1,614,583
     Series III Policies..............       12,084,963           8,699,774         51,769,647
     Series IV Policies...............       19,047,988          12,084,841         15,378,423
     Series V Policies................        1,123,503             467,094            265,879
     Series VI Policies...............        9,540,474           6,949,794                 --
                                            -----------         -----------       ------------
       Total net assets...............      $63,264,478         $42,846,016       $193,917,795
                                            ===========         ===========       ============

     Series I variable accumulation
       unit value.....................      $     14.88         $     12.27       $      16.99
                                            ===========         ===========       ============
     Series II variable accumulation
       unit value.....................      $     14.97         $     11.58       $      16.13
                                            ===========         ===========       ============
     Series III variable accumulation
       unit value.....................      $     14.67         $     11.85       $      15.76
                                            ===========         ===========       ============
     Series IV variable accumulation
       unit value.....................      $     14.49         $     12.05       $      14.07
                                            ===========         ===========       ============
     Series V variable accumulation
       unit value.....................      $     14.16         $     11.40       $      14.11
                                            ===========         ===========       ============
     Series VI variable accumulation
       unit value.....................      $     14.57         $     11.88       $         --
                                            ===========         ===========       ============


Identified Cost of Investment.........      $67,563,212         $45,334,225       $168,470,263
                                            ===========         ===========       ============




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III









                          VAN KAMPEN
                         UIF EMERGING
          VAN ECK           MARKETS
         WORLDWIDE         EQUITY--
        HARD ASSETS         CLASS I
      --------------------------------


       $425,856,905      $127,316,152
                 --                --

            449,151           144,877



          1,646,449           489,204
            106,354            45,511
       ------------      ------------
       $424,553,253      $126,926,314
       ============      ============



       $144,461,016      $ 91,475,854
          8,507,219           436,089
        105,879,464        27,213,215
         89,912,149         7,540,708
          4,747,453           260,448
         71,045,952                --
       ------------      ------------
       $424,553,253      $126,926,314
       ============      ============

       $      40.93      $      31.39
       ============      ============
       $      40.36      $      22.55
       ============      ============
       $      40.82      $      26.12
       ============      ============
       $      38.67      $      34.80
       ============      ============
       $      48.17      $      44.08
       ============      ============
       $      42.57      $         --
       ============      ============


       $292,706,365      $ 78,372,625
       ============      ============





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2007





                                                                               MAINSTAY VP
                                           MAINSTAY VP       MAINSTAY VP         CAPITAL
                                           BALANCED--          BOND--        APPRECIATION--
                                          SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                                         --------------------------------------------------

ASSETS:
  Investments, at net asset value.....    $137,967,033      $104,239,868       $51,908,289
  Dividends due and accrued...........              --                --               --
  Net receivable from (payable to) New
     York Life Insurance and Annuity
     Corporation......................           7,419           379,688            15,799

LIABILITIES:
  Liability to New York Life Insurance
  and Annuity Corporation for:
     Mortality and expense risk
       charges........................         521,965           397,667           203,728
     Administrative charges...........          33,097            23,094            11,488
                                          ------------      ------------       -----------
       Total net assets...............    $137,419,390      $104,198,795       $51,708,872
                                          ============      ============       ===========

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
     Series I Policies................    $ 43,180,007      $ 17,118,807       $12,300,965
     Series II Policies...............       3,819,625         4,130,722           601,423
     Series III Policies..............      33,229,989        27,639,367        16,118,894
     Series IV Policies...............      31,072,833        31,506,466        11,934,664
     Series V Policies................       2,238,207         3,465,716           516,979
     Series VI Policies...............      23,878,729        20,337,717        10,235,947
                                          ------------      ------------       -----------
       Total net assets...............    $137,419,390      $104,198,795       $51,708,872
                                          ============      ============       ===========

     Series I variable accumulation
       unit value.....................    $      11.51      $      10.99       $     13.83
                                          ============      ============       ===========
     Series II variable accumulation
       unit value.....................    $      11.43      $      10.80       $     12.43
                                          ============      ============       ===========
     Series III variable accumulation
       unit value.....................    $      11.45      $      10.90       $     13.86
                                          ============      ============       ===========
     Series IV variable accumulation
       unit value.....................    $      11.50      $      10.97       $     13.79
                                          ============      ============       ===========
     Series V variable accumulation
       unit value.....................    $      11.41      $      10.70       $     13.37
                                          ============      ============       ===========
     Series VI variable accumulation
       unit value.....................    $      11.41      $      10.81       $     13.61
                                          ============      ============       ===========


Identified Cost of Investment.........    $137,232,999      $101,458,542       $41,446,974
                                          ============      ============       ===========




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III










        MAINSTAY VP       MAINSTAY VP                         MAINSTAY VP                                            MAINSTAY VP
          COMMON         CONSERVATIVE       MAINSTAY VP       DEVELOPING        MAINSTAY VP        MAINSTAY VP         GROWTH
          STOCK--        ALLOCATION--      CONVERTIBLE--       GROWTH--       FLOATING RATE--     GOVERNMENT--      ALLOCATION--
       SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS      SERVICE CLASS     SERVICE CLASS
      ---------------------------------------------------------------------------------------------------------------------------


        $62,489,494      $117,425,551      $122,869,674       $40,121,932       $204,660,277       $68,615,932       $84,559,485
                 --                --                --                --          1,036,645                --                --

             34,146           244,783           292,841           171,458            278,703           222,236           221,353



            233,441           407,106           460,781           153,301            791,580           256,612           294,491
             14,255            23,107            26,205             8,747             45,288            15,403            21,951
        -----------      ------------      ------------       -----------       ------------       -----------       -----------
        $62,275,944      $117,240,121      $122,675,529       $40,131,342       $205,138,757       $68,566,153       $84,464,396
        ===========      ============      ============       ===========       ============       ===========       ===========



        $11,643,827      $ 33,967,758      $ 20,596,014       $ 8,013,971       $ 50,518,762       $12,746,782       $31,812,427
          1,029,286         9,872,541         3,777,922         1,216,421         14,727,965         2,056,357         1,602,398
         15,905,085        25,713,354        33,759,408        10,746,268         51,295,782        18,224,453        16,106,112
         21,136,563        21,457,790        37,117,272        10,779,021         52,121,709        19,355,333        19,361,928
            560,302         2,744,975         2,407,494           630,162          3,332,955         2,732,900           999,193
         12,000,881        23,483,703        25,017,419         8,745,499         33,141,584        13,450,328        14,582,338
        -----------      ------------      ------------       -----------       ------------       -----------       -----------
        $62,275,944      $117,240,121      $122,675,529       $40,131,342       $205,138,757       $68,566,153       $84,464,396
        ===========      ============      ============       ===========       ============       ===========       ===========

        $     15.61      $      11.28      $      14.77       $     19.79       $      10.62       $     10.71       $     12.03
        ===========      ============      ============       ===========       ============       ===========       ===========
        $     12.45      $      11.21      $      12.94       $     16.27       $      10.63       $     10.78       $     11.64
        ===========      ============      ============       ===========       ============       ===========       ===========
        $     15.39      $      11.23      $      14.70       $     19.36       $      10.56       $     10.57       $     11.76
        ===========      ============      ============       ===========       ============       ===========       ===========
        $     15.57      $      11.19      $      14.66       $     19.73       $      10.60       $     10.70       $     12.02
        ===========      ============      ============       ===========       ============       ===========       ===========
        $     15.22      $      11.15      $      14.39       $     19.07       $      10.69       $     10.51       $     11.64
        ===========      ============      ============       ===========       ============       ===========       ===========
        $     15.36      $      11.10      $      14.37       $     19.74       $      10.58       $     10.54       $     11.64
        ===========      ============      ============       ===========       ============       ===========       ===========


        $57,586,414      $116,083,487      $103,769,215       $30,536,498       $212,357,407       $67,398,085       $81,499,334
        ===========      ============      ============       ===========       ============       ===========       ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2007




                                            MAINSTAY VP
                                            HIGH YIELD        MAINSTAY VP       MAINSTAY VP
                                             CORPORATE        ICAP SELECT      INTERNATIONAL
                                              BOND--           EQUITY--          EQUITY--
                                           SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                                          --------------------------------------------------

ASSETS:
  Investments, at net asset value.....     $469,337,063      $105,408,871      $202,077,814
  Dividends due and accrued...........               --                --                --
  Net receivable from (payable to) New
     York Life Insurance and Annuity
     Corporation......................          112,326           237,278           278,824

LIABILITIES:
  Liability to New York Life Insurance
  and Annuity Corporation for:
     Mortality and expense risk
       charges........................        1,800,803           387,018           767,588
     Administrative charges...........          100,279            21,696            44,209
                                           ------------      ------------      ------------
       Total net assets...............     $467,548,307      $105,237,435      $201,544,841
                                           ============      ============      ============

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:

     Series I Policies................     $ 76,442,010      $ 18,508,990      $ 34,716,196
     Series II Policies...............       13,751,728         4,483,408         5,359,418
     Series III Policies..............      135,740,590        25,972,915        50,876,132
     Series IV Policies...............      138,150,251        30,523,089        62,626,604
     Series V Policies................       11,503,782         2,136,149         4,099,936
     Series VI Policies...............       91,959,946        23,612,884        43,866,555
                                           ------------      ------------      ------------
       Total net assets...............     $467,548,307      $105,237,435      $201,544,841
                                           ============      ============      ============

     Series I variable accumulation
       unit value.....................     $      14.20      $      15.87      $      19.19
                                           ============      ============      ============
     Series II variable accumulation
       unit value.....................     $      11.38      $      12.94      $      14.38
                                           ============      ============      ============
     Series III variable accumulation
       unit value.....................     $      14.01      $      15.70      $      18.73
                                           ============      ============      ============
     Series IV variable accumulation
       unit value.....................     $      14.25      $      15.80      $      18.93
                                           ============      ============      ============
     Series V variable accumulation
       unit value.....................     $      13.90      $      15.43      $      18.11
                                           ============      ============      ============
     Series VI variable accumulation
       unit value.....................     $      13.98      $      15.60      $      18.34
                                           ============      ============      ============


Identified Cost of Investment.........     $468,734,964      $101,714,744      $179,521,175
                                           ============      ============      ============




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III









                                                                                                  MAINSTAY VP
        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP        MODERATE
         LARGE CAP          MID CAP           MID CAP           MID CAP          MODERATE           GROWTH
         GROWTH--           CORE--           GROWTH--           VALUE--        ALLOCATION--      ALLOCATION--
       SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
      --------------------------------------------------------------------------------------------------------


        $50,074,872      $116,452,918      $150,538,547      $154,507,628      $184,377,129      $199,889,747
                 --                --                --                --                --                --

            209,674           110,520           (21,119)           24,002           246,879           410,656



            185,142           443,032           571,638           576,180           646,666           703,092
             10,247            25,353            32,980            33,876            42,454            47,237
        -----------      ------------      ------------      ------------      ------------      ------------
        $50,089,157      $116,095,053      $149,912,810      $153,921,574      $183,934,888      $199,550,074
        ===========      ============      ============      ============      ============      ============




        $ 8,088,979      $ 22,216,994      $ 30,017,525      $ 27,197,257      $ 54,540,023      $ 66,814,796
          1,145,793         2,508,523         1,921,751         2,489,347         8,562,633         7,033,701
         12,887,814        29,030,432        39,208,405        42,800,620        40,679,927        43,548,344
         15,201,100        33,257,235        42,594,267        49,928,677        44,834,939        42,214,633
            998,812         2,167,755         1,636,582         2,019,569         4,095,646         3,058,660
         11,766,659        26,914,114        34,534,280        29,486,104        31,221,720        36,879,940
        -----------      ------------      ------------      ------------      ------------      ------------
        $50,089,157      $116,095,053      $149,912,810      $153,921,574      $183,934,888      $199,550,074
        ===========      ============      ============      ============      ============      ============

        $     13.79      $      18.88      $      20.52      $      15.20      $      11.59      $      11.87
        ===========      ============      ============      ============      ============      ============
        $     14.21      $      13.51      $      14.37      $      11.62      $      11.41      $      11.63
        ===========      ============      ============      ============      ============      ============
        $     13.65      $      18.60      $      19.93      $      15.24      $      11.41      $      11.66
        ===========      ============      ============      ============      ============      ============
        $     13.75      $      18.73      $      20.07      $      15.17      $      11.50      $      11.80
        ===========      ============      ============      ============      ============      ============
        $     13.13      $      18.51      $      19.38      $      14.83      $      11.40      $      11.44
        ===========      ============      ============      ============      ============      ============
        $     13.55      $      18.37      $      20.20      $      14.96      $      11.38      $      11.63
        ===========      ============      ============      ============      ============      ============


        $41,157,458      $113,122,210      $123,840,059      $156,112,443      $178,169,009      $192,614,840
        ===========      ============      ============      ============      ============      ============





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2007





                                           MAINSTAY VP       MAINSTAY VP
                                             S&P 500          SMALL CAP        MAINSTAY VP
                                             INDEX--          GROWTH--       TOTAL RETURN--
                                          SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                                         --------------------------------------------------

ASSETS:
  Investments, at net asset value.....    $233,909,827       $65,552,675       $47,646,134
  Dividends due and accrued...........              --                --                --
  Net receivable from (payable to) New
     York Life Insurance and Annuity
     Corporation......................         (39,274)           19,966             8,963

LIABILITIES:
  Liability to New York Life Insurance
  and Annuity Corporation for:
     Mortality and expense risk
       charges........................         883,951           244,008           183,346
     Administrative charges...........          54,453            15,632            10,073
                                          ------------       -----------       -----------
       Total net assets...............    $232,932,149       $65,313,001       $47,461,678
                                          ============       ===========       ===========

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
     Series I Policies................    $ 49,748,914       $14,893,125       $ 9,999,727
     Series II Policies...............       3,402,303           611,695           409,409
     Series III Policies..............      65,495,732        17,582,455        16,167,385
     Series IV Policies...............      67,132,216        20,001,449        11,398,115
     Series V Policies................       4,530,034           639,358           685,793
     Series VI Policies...............      42,622,950        11,584,919         8,801,249
                                          ------------       -----------       -----------
       Total net assets...............    $232,932,149       $65,313,001       $47,461,678
                                          ============       ===========       ===========

     Series I variable accumulation
       unit value.....................    $      14.82       $     13.43       $     13.39
                                          ============       ===========       ===========
     Series II variable accumulation
       unit value.....................    $      12.36       $     10.45       $     12.00
                                          ============       ===========       ===========
     Series III variable accumulation
       unit value.....................    $      14.62       $     13.41       $     13.26
                                          ============       ===========       ===========
     Series IV variable accumulation
       unit value.....................    $      14.78       $     13.15       $     13.52
                                          ============       ===========       ===========
     Series V variable accumulation
       unit value.....................    $      14.53       $     12.62       $     12.96
                                          ============       ===========       ===========
     Series VI variable accumulation
       unit value.....................    $      14.58       $     13.21       $     12.99
                                          ============       ===========       ===========


Identified Cost of Investment.........    $191,944,933       $66,277,086       $44,255,621
                                          ============       ===========       ===========




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III








                                            COLUMBIA SMALL
                         ALGER AMERICAN        CAP VALUE        DREYFUS IP                         FIDELITY(R) VIP
        MAINSTAY VP           SMALL         FUND, VARIABLE      TECHNOLOGY      FIDELITY(R) VIP        EQUITY-
          VALUE--       CAPITALIZATION--       SERIES--          GROWTH--       CONTRAFUND(R)--        INCOME--
       SERVICE CLASS     CLASS S SHARES         CLASS B       SERVICE SHARES    SERVICE CLASS 2    SERVICE CLASS 2
      ------------------------------------------------------------------------------------------------------------


       $104,615,586        $64,303,803        $49,925,294       $29,643,653       $347,368,734       $178,078,444
                 --                 --                 --                --                 --                 --

             23,821              5,298             41,838            34,170            710,028            236,776



            397,354            255,711            188,120           111,211          1,333,507            665,022
             21,920             16,050             12,887             7,706             84,941             39,327
       ------------        -----------        -----------       -----------       ------------       ------------
       $104,220,133        $64,037,340        $49,766,125       $29,558,906       $346,660,314       $177,610,871
       ============        ===========        ===========       ===========       ============       ============



       $ 19,776,546        $12,943,645        $15,904,751       $ 7,240,622       $ 63,638,962       $ 33,726,024
          2,203,339            848,048          1,941,958           640,226          7,894,359          5,346,962
         29,553,537         16,110,137          9,780,728         7,547,971         78,566,161         45,913,170
         29,242,789         21,172,466         13,313,695         9,538,587        118,355,027         51,193,278
          1,233,757            538,324            781,812           263,803          8,135,315          4,704,980
         22,210,165         12,424,720          8,043,181         4,327,697         70,070,490         36,726,457
       ------------        -----------        -----------       -----------       ------------       ------------
       $104,220,133        $64,037,340        $49,766,125       $29,558,906       $346,660,314       $177,610,871
       ============        ===========        ===========       ===========       ============       ============

       $      15.52        $     21.83        $     12.48       $     13.74       $      19.41       $      15.54
       ============        ===========        ===========       ===========       ============       ============
       $      12.48        $     16.22        $     12.01       $     12.70       $      14.93       $      12.43
       ============        ===========        ===========       ===========       ============       ============
       $      15.31        $     21.63        $     12.35       $     13.52       $      19.08       $      15.22
       ============        ===========        ===========       ===========       ============       ============
       $      15.72        $     21.69        $     12.38       $     13.61       $      19.58       $      15.45
       ============        ===========        ===========       ===========       ============       ============
       $      15.16        $     21.09        $     12.21       $     13.35       $      18.71       $      15.29
       ============        ===========        ===========       ===========       ============       ============
       $      15.28        $     21.50        $     12.27       $     13.42       $      18.81       $      15.22
       ============        ===========        ===========       ===========       ============       ============


       $ 98,955,668        $46,034,104        $53,793,991       $24,470,684       $361,575,019       $186,411,688
       ============        ===========        ===========       ===========       ============       ============


      FIDELITY(R) VIP
         MID CAP--
      SERVICE CLASS 2
      ---------------


        $219,499,847
                  --
            (179,120)

             814,150
              56,155
        ------------
        $218,450,422
        ============

        $ 72,917,467
           3,433,450
          49,973,301
          54,914,047
           2,553,739
          34,658,418
        ------------
        $218,450,422
        ============

        $      20.32
        ============
        $      18.22
        ============
        $      20.09
        ============
        $      20.54
        ============
        $      19.07
        ============
        $      20.32
        ============


        $193,606,346
        ============





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2007




                                                             JANUS ASPEN
                                           JANUS ASPEN         SERIES
                                             SERIES           WORLDWIDE      MFS(R) INVESTORS
                                           BALANCED--         GROWTH--        TRUST SERIES--
                                         SERVICE SHARES    SERVICE SHARES      SERVICE CLASS
                                         ----------------------------------------------------

ASSETS:
  Investments, at net asset value.....    $119,236,090       $38,132,733        $8,042,392
  Dividends due and accrued...........              --                --               --
  Net receivable from (payable to) New
     York Life Insurance and Annuity
     Corporation......................         125,135          (164,420)           14,351

LIABILITIES:
  Liability to New York Life Insurance
  and Annuity Corporation for:
     Mortality and expense risk
       charges........................         449,583           142,825            29,906
     Administrative charges...........          28,311             8,945             1,894
                                          ------------       -----------        ----------
       Total net assets...............    $118,883,331       $37,816,543        $8,024,943
                                          ============       ===========        ==========

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
     Series I Policies................    $ 22,048,547       $ 8,450,144        $1,575,816
     Series II Policies...............       2,486,468           871,257            93,897
     Series III Policies..............      32,201,589        10,031,082         2,158,569
     Series IV Policies...............      37,641,564        11,312,804         2,582,743
     Series V Policies................       3,807,347           479,926           155,981
     Series VI Policies...............      20,697,816         6,671,330         1,457,937
                                          ------------       -----------        ----------
       Total net assets...............    $118,883,331       $37,816,543        $8,024,943
                                          ============       ===========        ==========

     Series I variable accumulation
       unit value.....................    $      14.12       $     15.51        $    15.14
                                          ============       ===========        ==========
     Series II variable accumulation
       unit value.....................    $      12.80       $     13.04        $    12.89
                                          ============       ===========        ==========
     Series III variable accumulation
       unit value.....................    $      14.07       $     15.28        $    15.12
                                          ============       ===========        ==========
     Series IV variable accumulation
       unit value.....................    $      14.09       $     15.37        $    15.26
                                          ============       ===========        ==========
     Series V variable accumulation
       unit value.....................    $      13.84       $     14.95        $    14.95
                                          ============       ===========        ==========
     Series VI variable accumulation
       unit value.....................    $      13.91       $     14.91        $    14.95
                                          ============       ===========        ==========


Identified Cost of Investment.........    $ 99,783,150       $30,820,009        $6,641,582
                                          ============       ===========        ==========




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III








                                                NEUBERGER
                                               BERMAN AMT                          VAN KAMPEN
                                                 MID-CAP                          UIF EMERGING       VICTORY VIF
      MFS(R) RESEARCH    MFS(R) UTILITIES        GROWTH         T. ROWE PRICE        MARKETS         DIVERSIFIED
          SERIES--           SERIES--          PORTFOLIO--      EQUITY INCOME       EQUITY--           STOCK--
       SERVICE CLASS       SERVICE CLASS         CLASS S        PORTFOLIO--II       CLASS II       CLASS A SHARES
      -----------------------------------------------------------------------------------------------------------


        $10,635,154        $534,669,397        $35,093,803      $218,880,926      $152,496,644       $25,631,809
                 --                  --                 --                --                --                --

             12,665           1,143,046            132,169            70,013           379,191            28,085



             39,854           2,008,483            129,115           835,506           616,726            94,135
              2,430             125,631              8,086            51,118            36,190             6,956
        -----------        ------------        -----------      ------------      ------------       -----------
        $10,605,535        $533,678,329        $35,088,771      $218,064,315      $152,222,919       $25,558,803
        ===========        ============        ===========      ============      ============       ===========



        $ 2,304,785        $170,943,082        $ 9,825,590      $ 34,245,141      $ 28,552,440       $ 7,960,002
            168,018          15,026,252            777,210         4,606,977         3,757,522           742,889
          2,844,261         124,909,343          8,100,082        47,651,484        37,273,565         4,571,364
          2,930,719         110,284,250          8,821,348        75,254,887        46,862,879         7,803,338
            135,206           8,805,515            548,001         7,211,613         1,635,470           616,850
          2,222,546         103,709,887          7,016,540        49,094,213        34,141,043         3,864,360
        -----------        ------------        -----------      ------------      ------------       -----------
        $10,605,535        $533,678,329        $35,088,771      $218,064,315      $152,222,919       $25,558,803
        ===========        ============        ===========      ============      ============       ===========

        $     16.13        $      25.89        $     18.99      $      15.39      $      41.09       $     14.59
        ===========        ============        ===========      ============      ============       ===========
        $     12.99        $      23.13        $     16.17      $      12.50      $      26.25       $     12.93
        ===========        ============        ===========      ============      ============       ===========
        $     15.88        $      27.07        $     18.96      $      15.21      $      39.25       $     14.35
        ===========        ============        ===========      ============      ============       ===========
        $     15.70        $      27.34        $     19.67      $      15.39      $      40.83       $     14.18
        ===========        ============        ===========      ============      ============       ===========
        $     15.88        $      27.01        $     19.02      $      15.02      $      31.08       $     13.95
        ===========        ============        ===========      ============      ============       ===========
        $     16.06        $      26.86        $     19.11      $      15.12      $      39.16       $     14.27
        ===========        ============        ===========      ============      ============       ===========


        $ 8,522,030        $407,530,168        $29,933,070      $208,424,938      $111,221,577       $23,633,428
        ===========        ============        ===========      ============      ============       ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF OPERATIONS
For the year ended December 31, 2007





                                                            MAINSTAY VP
                                            MAINSTAY VP       CAPITAL       MAINSTAY VP
                                              BOND--      APPRECIATION--       CASH
                                           INITIAL CLASS   INITIAL CLASS    MANAGEMENT
                                          ----------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................   $  5,695,005    $    312,780    $   9,988,320
  Mortality and expense risk charges....     (2,152,931)     (3,066,640)      (2,960,072)
  Administrative charges................       (187,226)       (349,471)        (215,086)
                                           ------------    ------------    -------------
       Net investment income (loss).....      3,354,848      (3,103,331)       6,813,162
                                           ------------    ------------    -------------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....     31,534,542      61,086,768      150,100,606
  Cost of investments sold..............    (30,576,662)    (80,872,521)    (150,101,959)
                                           ------------    ------------    -------------
       Net realized gain (loss) on
          investments...................        957,880     (19,785,753)          (1,353)
  Realized gain distribution received...             --              --               --
  Change in unrealized appreciation
     (depreciation) on investments......      3,446,949      48,630,395            2,420
                                           ------------    ------------    -------------
       Net gain (loss) on investments...      4,404,829      28,844,642            1,067
                                           ------------    ------------    -------------
          Net increase (decrease) in net
            assets resulting from
            operations..................   $  7,759,677    $ 25,741,311    $   6,814,229
                                           ============    ============    =============








                                            MAINSTAY VP     MAINSTAY VP     MAINSTAY VP
                                           INTERNATIONAL     LARGE CAP        MID CAP
                                             EQUITY--        GROWTH--         CORE--
                                           INITIAL CLASS   INITIAL CLASS   INITIAL CLASS
                                          ----------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................   $    872,498    $     13,684    $    289,759
  Mortality and expense risk charges....     (1,815,631)       (912,704)     (1,039,199)
  Administrative charges................       (161,025)        (92,391)        (88,370)
                                           ------------    ------------    ------------
       Net investment income (loss).....     (1,104,158)       (991,411)       (837,810)
                                           ------------    ------------    ------------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....     29,322,219      16,040,052      14,964,406
  Cost of investments sold..............    (16,495,204)    (18,159,647)     (8,161,144)
                                           ------------    ------------    ------------
       Net realized gain (loss) on
          investments...................     12,827,015      (2,119,595)      6,803,262
  Realized gain distribution received...      8,094,435              --       7,039,249
  Change in unrealized appreciation
     (depreciation) on investments......    (15,178,784)     15,628,016     (10,093,508)
                                           ------------    ------------    ------------
       Net gain (loss) on investments...      5,742,666      13,508,421       3,749,003
                                           ------------    ------------    ------------
          Net increase (decrease) in net
            assets resulting from
            operations..................   $  4,638,508    $ 12,517,010    $  2,911,193
                                           ============    ============    ============




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III









                                                                        MAINSTAY VP
        MAINSTAY VP                     MAINSTAY VP                     HIGH YIELD      MAINSTAY VP     MAINSTAY VP
          COMMON        MAINSTAY VP     DEVELOPING      MAINSTAY VP      CORPORATE      ICAP SELECT      INCOME &
          STOCK--      CONVERTIBLE--     GROWTH--      GOVERNMENT--       BOND--         EQUITY--        GROWTH--
       INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS
      --------------------------------------------------------------------------------------------------------------


       $  2,842,243    $  3,773,363     $        --    $  5,369,388    $  35,538,957   $    442,886    $  1,056,385
         (3,143,731)     (2,278,657)       (354,000)     (1,552,204)      (7,527,069)      (982,173)       (402,392)
           (332,112)       (215,161)        (29,207)       (132,874)        (724,237)       (86,420)        (38,057)
       ------------    ------------     -----------    ------------    -------------   ------------    ------------
           (633,600)      1,279,545        (383,207)      3,684,310       27,287,651       (625,707)        615,936
       ------------    ------------     -----------    ------------    -------------   ------------    ------------


         56,828,429      35,335,042       7,391,391      29,490,450      141,693,344     15,533,868      51,401,090
        (58,962,048)    (27,285,173)     (4,199,599)    (29,943,361)    (111,501,707)   (10,161,039)    (48,020,025)
       ------------    ------------     -----------    ------------    -------------   ------------    ------------
         (2,133,619)      8,049,869       3,191,792        (452,911)      30,191,637      5,372,829       3,381,065
         16,922,385       4,225,743       1,196,586              --               --      2,926,236       6,905,687

         (4,318,295)      7,961,017       3,618,652       2,461,372      (51,755,745)    (4,212,188)    (11,319,906)
       ------------    ------------     -----------    ------------    -------------   ------------    ------------
         10,470,471      20,236,629       8,007,030       2,008,461      (21,564,108)     4,086,877      (1,033,154)
       ------------    ------------     -----------    ------------    -------------   ------------    ------------

       $  9,836,871    $ 21,516,174     $ 7,623,823    $  5,692,771    $   5,723,543   $  3,461,170    $   (417,218)
       ============    ============     ===========    ============    =============   ============    ============








        MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP                                    ALGER AMERICAN
          MID CAP         MID CAP         S&P 500        SMALL CAP      MAINSTAY VP     MAINSTAY VP         SMALL
         GROWTH--         VALUE--         INDEX--        GROWTH--     TOTAL RETURN--      VALUE--     CAPITALIZATION--
       INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   CLASS O SHARES
      ----------------------------------------------------------------------------------------------------------------


       $         --    $  1,355,950    $   7,330,194    $        --    $  3,582,085    $  3,485,838     $         --
         (1,314,000)     (1,938,556)      (6,330,145)      (666,504)     (2,163,589)     (3,031,845)      (1,109,444)
           (115,956)       (159,356)        (653,866)       (57,643)       (234,355)       (288,103)        (109,886)
       ------------    ------------    -------------    -----------    ------------    ------------     ------------
         (1,429,956)       (741,962)         346,183       (724,147)      1,184,141         165,890       (1,219,330)
       ------------    ------------    -------------    -----------    ------------    ------------     ------------


         22,300,796      31,138,754      116,871,969     13,929,837      38,579,848      48,181,843       24,113,735
        (11,661,680)    (20,008,209)    (102,648,517)    (9,103,209)    (41,506,856)    (35,654,568)     (12,475,743)
       ------------    ------------    -------------    -----------    ------------    ------------     ------------
         10,639,116      11,130,545       14,223,452      4,826,628      (2,927,008)     12,527,275       11,637,992
          6,507,338      11,020,661               --      3,283,659      10,849,255      18,041,384               --

         (2,712,535)    (23,672,539)       5,483,605     (9,218,529)      1,156,236     (27,751,851)       2,050,624
       ------------    ------------    -------------    -----------    ------------    ------------     ------------
         14,433,919      (1,521,333)      19,707,057     (1,108,242)      9,078,483       2,816,808       13,688,616
       ------------    ------------    -------------    -----------    ------------    ------------     ------------

       $ 13,003,963    $ (2,263,295)   $  20,053,240    $(1,832,389)   $ 10,262,624    $  2,982,698     $ 12,469,286
       ============    ============    =============    ===========    ============    ============     ============





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2007






                                            CVS CALVERT     DREYFUS IP
                                              SOCIAL        TECHNOLOGY     FIDELITY(R) VIP
                                             BALANCED        GROWTH--      CONTRAFUND(R)--
                                             PORTFOLIO    INITIAL SHARES    INITIAL CLASS
                                          ------------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................    $   991,876     $        --     $  3,659,778
  Mortality and expense risk charges....       (592,347)       (256,247)      (5,355,904)
  Administrative charges................        (49,525)        (21,060)        (535,006)
                                            -----------     -----------     ------------
       Net investment income (loss).....        350,004        (277,307)      (2,231,132)
                                            -----------     -----------     ------------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....      8,953,880       5,433,058       86,075,562
  Cost of investments sold..............     (8,031,985)     (4,611,711)     (64,577,695)
                                            -----------     -----------     ------------
       Net realized gain (loss) on
          investments...................        921,895         821,347       21,497,867
  Realized gain distribution received...      2,269,857              --       97,874,832
  Change in unrealized appreciation
     (depreciation) on investments......     (2,949,843)      1,747,372      (56,246,641)
                                            -----------     -----------     ------------
       Net gain (loss) on investments ..        241,909       2,568,719       63,126,058
                                            -----------     -----------     ------------
          Net increase (decrease) in net
            assets resulting from
            operations..................    $   591,913     $ 2,291,412     $ 60,894,926
                                            ===========     ===========     ============








                                               ROYCE
                                             MICRO-CAP          ROYCE
                                            PORTFOLIO--       SMALL-CAP      T. ROWE PRICE
                                            INVESTMENT       PORTFOLIO--     EQUITY INCOME
                                               CLASS      INVESTMENT CLASS     PORTFOLIO
                                          ------------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................    $   931,183      $    22,408     $  3,671,882
  Mortality and expense risk charges....       (826,259)        (577,355)      (2,935,875)
  Administrative charges................        (59,693)         (40,441)        (246,690)
                                            -----------      -----------     ------------
       Net investment income (loss).....         45,231         (595,388)         489,317
                                            -----------      -----------     ------------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....      9,678,799        5,626,875       46,947,807
  Cost of investments sold..............     (8,655,259)      (4,932,606)     (33,477,897)
                                            -----------      -----------     ------------
       Net realized gain (loss) on
          investments...................      1,023,540          694,269       13,469,910
  Realized gain distribution received...      5,306,113        1,949,472       12,037,356
  Change in unrealized appreciation
     (depreciation) on investments......     (5,617,112)      (4,132,349)     (21,001,658)
                                            -----------      -----------     ------------
       Net gain (loss) on investments ..        712,541       (1,488,608)       4,505,608
                                            -----------      -----------     ------------
          Net increase (decrease) in net
            assets resulting from
            operations..................    $   757,772      $(2,083,996)    $  4,994,925
                                            ===========      ===========     ============




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III








                                          JANUS ASPEN                                                            NEUBERGER
                          JANUS ASPEN       SERIES                                                              BERMAN AMT
       FIDELITY(R) VIP      SERIES         WORLDWIDE                                                              MID-CAP
           EQUITY-        BALANCED--       GROWTH--     MFS(R) INVESTORS   MFS(R) RESEARCH  MFS(R) UTILITIES      GROWTH
          INCOME--       INSTITUTIONAL   INSTITUTIONAL   TRUST SERIES--       SERIES--          SERIES--        PORTFOLIO--
        INITIAL CLASS       SHARES          SHARES        INITIAL CLASS     INITIAL CLASS     INITIAL CLASS       CLASS I
      ----------------------------------------------------------------------------------------------------------------------


        $  3,721,601     $ 10,683,117    $  1,384,574      $   215,060       $   214,752       $    58,482      $       --
          (2,922,757)      (5,618,481)     (2,410,164)        (331,410)         (389,136)          (90,074)       (104,696)
            (275,791)        (582,002)       (272,035)         (29,970)          (37,595)           (3,986)         (6,141)
        ------------     ------------    ------------      -----------       -----------       -----------      ----------
             523,053        4,482,634      (1,297,625)        (146,320)         (211,979)          (35,578)       (110,837)
        ------------     ------------    ------------      -----------       -----------       -----------      ----------


          48,385,480      107,917,921      45,592,482        6,748,245        10,075,268         2,060,261       1,678,645
         (41,395,349)     (92,113,498)    (58,744,965)      (5,455,890)       (8,243,805)       (1,237,615)       (953,316)
        ------------     ------------    ------------      -----------       -----------       -----------      ----------
           6,990,131       15,804,423     (13,152,483)       1,292,355         1,831,463           822,646         725,329
          16,407,638               --              --          218,127                --           423,905              --

         (22,341,685)      17,604,452      30,235,137          785,622         1,742,753           188,850         778,608
        ------------     ------------    ------------      -----------       -----------       -----------      ----------
           1,056,084       33,408,875      17,082,654        2,296,104         3,574,216         1,435,401       1,503,937
        ------------     ------------    ------------      -----------       -----------       -----------      ----------

        $  1,579,137     $ 37,891,509    $ 15,785,029      $ 2,149,784       $ 3,362,237       $ 1,399,823      $1,393,100
        ============     ============    ============      ===========       ===========       ===========      ==========







                        VAN KAMPEN
                       UIF EMERGING
          VAN ECK         MARKETS
         WORLDWIDE       EQUITY--
        HARD ASSETS       CLASS I
      ------------------------------


       $    371,973    $    498,814
         (4,924,285)     (1,493,235)
           (315,487)       (139,796)
       ------------    ------------
         (4,867,799)     (1,134,217)
       ------------    ------------


         50,882,933      34,336,547
        (25,693,833)    (13,490,843)
       ------------    ------------
         25,189,100      20,845,704
         36,287,961      12,725,817

         66,381,268       4,001,788
       ------------    ------------
        127,858,329      37,573,309
       ------------    ------------

       $122,990,530    $ 36,439,092
       ============    ============





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2007





                                                                            MAINSTAY VP
                                            MAINSTAY VP     MAINSTAY VP       CAPITAL
                                            BALANCED--        BOND--      APPRECIATION--
                                           SERVICE CLASS   SERVICE CLASS   SERVICE CLASS
                                          ----------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................   $  2,769,502    $  3,534,140     $        --
  Mortality and expense risk charges....     (1,963,365)     (1,351,677)       (786,181)
  Administrative charges................       (124,240)        (79,679)        (42,931)
                                           ------------    ------------     -----------
       Net investment income (loss).....        681,897       2,102,784        (829,112)
                                           ------------    ------------     -----------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....     21,882,458      11,342,979      10,446,079
  Cost of investments sold..............    (19,663,057)    (11,285,499)     (8,179,479)
                                           ------------    ------------     -----------
       Net realized gain (loss) on
          investments...................      2,219,401          57,480       2,266,600
  Realized gain distribution received...      4,998,801              --              --
  Change in unrealized appreciation
     (depreciation)
     on investments.....................     (6,830,873)      2,273,517       3,852,545
                                           ------------    ------------     -----------
       Net gain (loss) on investments...        387,329       2,330,997       6,119,145
                                           ------------    ------------     -----------
          Net increase (decrease) in net
            assets resulting
            from operations.............   $  1,069,226    $  4,433,781     $ 5,290,033
                                           ============    ============     ===========







                                            MAINSTAY VP
                                            HIGH YIELD      MAINSTAY VP     MAINSTAY VP
                                             CORPORATE      ICAP SELECT      INCOME &
                                              BOND--         EQUITY--        GROWTH--
                                           SERVICE CLASS   SERVICE CLASS   SERVICE CLASS
                                          ----------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................   $ 30,727,910     $   395,089    $    807,775
  Mortality and expense risk charges....     (6,775,492)     (1,000,529)       (337,001)
  Administrative charges................       (375,382)        (56,478)        (17,793)
                                           ------------     -----------    ------------
       Net investment income (loss).....     23,577,036        (661,918)        452,981
                                           ------------     -----------    ------------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....     36,350,206       6,671,994      38,080,698
  Cost of investments sold..............    (33,547,147)     (4,811,395)    (39,433,307)
                                           ------------     -----------    ------------
       Net realized gain (loss) on
          investments...................      2,803,059       1,860,599      (1,352,609)
  Realized gain distribution received...             --       2,986,540       5,630,271
  Change in unrealized appreciation
     (depreciation)
     on investments.....................    (24,971,643)     (2,494,700)     (5,449,890)
                                           ------------     -----------    ------------
       Net gain (loss) on investments...    (22,168,584)      2,352,439      (1,172,228)
                                           ------------     -----------    ------------
          Net increase (decrease) in net
            assets resulting
            from operations.............   $  1,408,452     $ 1,690,521    $   (719,247)
                                           ============     ===========    ============




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III










        MAINSTAY VP     MAINSTAY VP                     MAINSTAY VP     MAINSTAY VP                     MAINSTAY VP
          COMMON       CONSERVATIVE     MAINSTAY VP     DEVELOPING       FLOATING       MAINSTAY VP       GROWTH
          STOCK--      ALLOCATION--    CONVERTIBLE--     GROWTH--         RATE--       GOVERNMENT--    ALLOCATION--
       SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS
      --------------------------------------------------------------------------------------------------------------


        $   670,494    $  2,867,624     $ 2,396,070     $        --    $ 12,690,900     $ 3,042,481     $   773,234
           (866,875)     (1,141,770)     (1,605,699)       (445,636)     (2,913,889)       (888,932)       (902,003)
            (51,983)        (67,471)        (91,879)        (25,725)       (170,390)        (53,607)        (69,304)
        -----------    ------------     -----------     -----------    ------------     -----------     -----------
           (248,364)      1,658,383         698,492        (471,361)      9,606,621       2,099,942        (198,073)
        -----------    ------------     -----------     -----------    ------------     -----------     -----------


          5,893,596      11,383,004       9,115,245       4,927,433      76,046,424       7,954,340       7,690,951
         (4,368,691)    (10,284,400)     (7,265,095)     (3,235,070)    (77,574,411)     (7,910,489)     (6,668,238)
        -----------    ------------     -----------     -----------    ------------     -----------     -----------
          1,524,905       1,098,604       1,850,150       1,692,363      (1,527,987)         43,851       1,022,713
          4,614,771       1,728,450       2,927,352       1,538,429              --              --       3,035,682

         (4,200,609)       (487,565)      7,428,248       5,694,295      (7,187,025)        847,402         482,824
        -----------    ------------     -----------     -----------    ------------     -----------     -----------
          1,939,067       2,339,489      12,205,750       8,925,087      (8,715,012)        891,253       4,541,219
        -----------    ------------     -----------     -----------    ------------     -----------     -----------

        $ 1,690,703    $  3,997,872     $12,904,242     $ 8,453,726    $    891,609     $ 2,991,195     $ 4,343,146
        ===========    ============     ===========     ===========    ============     ===========     ===========







                                                                                                        MAINSTAY VP
        MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP      MODERATE
       INTERNATIONAL     LARGE CAP        MID CAP         MID CAP         MID CAP        MODERATE         GROWTH
         EQUITY--        GROWTH--         CORE--         GROWTH--         VALUE--      ALLOCATION--    ALLOCATION--
       SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS
      --------------------------------------------------------------------------------------------------------------


       $  1,106,838     $        --    $    272,041    $         --    $  1,351,346    $  3,635,728     $ 3,156,977
         (2,832,089)       (566,567)     (1,692,404)     (2,103,002)     (2,415,225)     (1,986,781)     (2,216,416)
           (158,372)        (31,445)        (95,047)       (121,507)       (138,119)       (131,540)       (147,372)
       ------------     -----------    ------------    ------------    ------------    ------------     -----------
         (1,883,623)       (598,012)     (1,515,410)     (2,224,509)     (1,201,998)      1,517,407         793,189
       ------------     -----------    ------------    ------------    ------------    ------------     -----------


         19,107,852       5,209,811      14,410,448      16,576,102      17,288,706      14,259,020      11,090,475
        (12,408,480)     (4,318,733)    (10,547,516)    (10,586,512)    (13,054,348)    (12,714,494)     (9,698,301)
       ------------     -----------    ------------    ------------    ------------    ------------     -----------
          6,699,372         891,078       3,862,932       5,989,590       4,234,358       1,544,526       1,392,174
         12,652,070              --      11,405,849      10,141,291      13,664,107       3,721,777       5,980,435

        (12,872,632)      6,334,725     (11,167,817)      3,383,701     (21,653,089)      1,445,952       1,480,004
       ------------     -----------    ------------    ------------    ------------    ------------     -----------
          6,478,810       7,225,803       4,100,964      19,514,582      (3,754,624)      6,712,255       8,852,613
       ------------     -----------    ------------    ------------    ------------    ------------     -----------

       $  4,595,187     $ 6,627,791    $  2,585,554    $ 17,290,073    $ (4,956,622)   $  8,229,662     $ 9,645,802
       ============     ===========    ============    ============    ============    ============     ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2007





                                            MAINSTAY VP     MAINSTAY VP
                                              S&P 500        SMALL CAP      MAINSTAY VP
                                              INDEX--        GROWTH--     TOTAL RETURN--
                                           SERVICE CLASS   SERVICE CLASS   SERVICE CLASS
                                          ----------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................   $  3,360,212     $        --     $   974,110
  Mortality and expense risk charges....     (3,435,703)     (1,021,388)       (709,857)
  Administrative charges................       (207,289)        (64,818)        (38,006)
                                           ------------     -----------     -----------
       Net investment income (loss).....       (282,780)     (1,086,206)        226,247
                                           ------------     -----------     -----------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....     24,503,449       9,719,839       7,044,938
  Cost of investments sold..............    (17,847,310)     (8,258,798)     (5,825,033)
                                           ------------     -----------     -----------
       Net realized gain (loss) on
          investments...................      6,656,139       1,461,041       1,219,905
  Realized gain distribution received...             --       5,066,617       3,274,857
  Change in unrealized appreciation
     (depreciation) on investments......      1,322,101      (8,767,104)     (2,065,516)
                                           ------------     -----------     -----------
       Net gain (loss) on investments...      7,978,240      (2,239,446)      2,429,246
                                           ------------     -----------     -----------
          Net increase (decrease) in net
            assets resulting from
            operations..................   $  7,695,460     $(3,325,652)    $ 2,655,493
                                           ============     ===========     ===========







                                                            JANUS ASPEN
                                            JANUS ASPEN       SERIES          MFS(R)
                                              SERIES         WORLDWIDE       INVESTORS
                                            BALANCED--       GROWTH--     TRUST SERIES--
                                          SERVICE SHARES  SERVICE SHARES   SERVICE CLASS
                                          ----------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................    $ 2,581,890     $   208,837      $  42,105
  Mortality and expense risk charges....     (1,610,200)       (519,734)      (108,183)
  Administrative charges................       (100,421)        (33,237)        (6,870)
                                            -----------     -----------      ---------
       Net investment income (loss).....        871,269        (344,134)       (72,948)
                                            -----------     -----------      ---------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....      9,791,800       4,546,267        805,058
  Cost of investments sold..............     (7,622,709)     (3,340,813)      (619,871)
                                            -----------     -----------      ---------
       Net realized gain (loss) on
          investments...................      2,169,091       1,205,454        185,187
  Realized gain distribution received...             --              --         61,124
  Change in unrealized appreciation
     (depreciation) on investments......      5,959,978       1,495,676        412,305
                                            -----------     -----------      ---------
       Net gain (loss) on investments...      8,129,069       2,701,130        658,616
                                            -----------     -----------      ---------
          Net increase (decrease) in net
            assets resulting from
            operations..................    $ 9,000,338     $ 2,356,996      $ 585,668
                                            ===========     ===========      =========




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III










                                                                        FIDELITY(R)     FIDELITY(R)
                      ALGER AMERICAN  COLUMBIA SMALL                        VIP             VIP         FIDELITY(R)
                           SMALL         CAP VALUE      DREYFUS IP        CONTRA-         EQUITY-           VIP
        MAINSTAY VP     CAPITALIZA-   FUND, VARIABLE    TECHNOLOGY       FUND(R)--       INCOME--        MID CAP--
          VALUE--         TION--         SERIES--        GROWTH--      SERVICE CLASS   SERVICE CLASS   SERVICE CLASS
       SERVICE CLASS  CLASS S SHARES      CLASS B     SERVICE SHARES         2               2               2
      --------------------------------------------------------------------------------------------------------------


       $  1,563,323     $        --    $    141,998     $        --    $  2,450,870    $  2,981,319    $  1,038,209
         (1,587,873)       (926,082)       (768,270)       (389,598)     (4,479,995)     (2,580,143)     (2,997,941)
            (85,653)        (57,669)        (50,813)        (27,033)       (281,979)       (151,671)       (206,220)
       ------------     -----------    ------------     -----------    ------------    ------------    ------------
           (110,203)       (983,751)       (677,085)       (416,631)     (2,311,104)        249,505      (2,165,952)
       ------------     -----------    ------------     -----------    ------------    ------------    ------------


         12,072,579       9,009,637      12,098,631       4,424,100      17,655,832      13,362,936      29,823,446
         (8,862,217)     (5,289,922)    (10,320,128)     (3,856,912)    (11,894,179)    (11,195,973)    (22,582,694)
       ------------     -----------    ------------     -----------    ------------    ------------    ------------
          3,210,362       3,719,715       1,778,503         567,188       5,761,653       2,166,963       7,240,752
          9,080,567              --       5,731,242              --      83,709,146      15,039,457      18,545,789

        (12,013,541)      6,084,778      (8,986,242)      3,037,210     (43,118,863)    (18,940,056)      2,566,118
       ------------     -----------    ------------     -----------    ------------    ------------    ------------
            277,388       9,804,493      (1,476,497)      3,604,398      46,351,936      (1,733,636)     28,352,659
       ------------     -----------    ------------     -----------    ------------    ------------    ------------

       $    167,185     $ 8,820,742    $ (2,153,582)    $ 3,187,767    $ 44,040,832    $ (1,484,131)   $ 26,186,707
       ============     ===========    ============     ===========    ============    ============    ============







                                         NEUBERGER
                                        BERMAN AMT                      VAN KAMPEN
          MFS(R)          MFS(R)          MID-CAP                      UIF EMERGING     VICTORY VIF
         RESEARCH        UTILITIES        GROWTH       T. ROWE PRICE      MARKETS       DIVERSIFIED
         SERIES--        SERIES--       PORTFOLIO--    EQUITY INCOME     EQUITY--         STOCK--
       SERVICE CLASS   SERVICE CLASS      CLASS S      PORTFOLIO--II     CLASS II     CLASS A SHARES
      ----------------------------------------------------------------------------------------------


        $    46,712    $  3,258,484     $        --    $  3,262,361     $   480,835     $   158,931
           (142,607)     (6,287,232)       (396,685)     (3,180,119)     (1,717,693)       (347,102)
             (8,781)       (397,870)        (25,920)       (191,638)        (99,899)        (25,853)
        -----------    ------------     -----------    ------------     -----------     -----------
           (104,676)     (3,426,618)       (422,605)       (109,396)     (1,336,757)       (214,024)
        -----------    ------------     -----------    ------------     -----------     -----------


          1,558,569      27,601,215       7,590,302      17,410,855      19,973,013       4,872,502
         (1,108,341)    (17,476,751)     (5,383,165)    (13,694,098)     (9,928,383)     (3,914,093)
        -----------    ------------     -----------    ------------     -----------     -----------
            450,228      10,124,464       2,207,137       3,716,757      10,044,630         958,409
                 --      27,977,178              --      13,036,401      13,028,309       1,946,548

            666,882      59,027,569       2,555,112     (14,371,305)     15,982,610        (780,172)
        -----------    ------------     -----------    ------------     -----------     -----------
          1,117,110      97,129,211       4,762,249       2,381,853      39,055,549       2,124,785
        -----------    ------------     -----------    ------------     -----------     -----------

        $ 1,012,434    $ 93,702,593     $ 4,339,644    $  2,272,457     $37,718,792     $ 1,910,761
        ===========    ============     ===========    ============     ===========     ===========






The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2007
and December 31, 2006



                                                                                                       MAINSTAY VP
                                                                           MAINSTAY VP                   CAPITAL
                                                                             BOND--                   APPRECIATION--
                                                                          INITIAL CLASS               INITIAL CLASS
                                                               ----------------------------------    ---------------
                                                                     2007               2006               2007
                                                               -----------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $  3,354,848       $   (682,652)      $ (3,103,331)
     Net realized gain (loss) on investments................          957,880         (1,365,211)       (19,785,753)
     Realized gain distribution received....................               --                 --                 --
     Change in unrealized appreciation (depreciation)  on
       investments..........................................        3,446,949          7,102,741         48,630,395
                                                                 ------------       ------------       ------------
       Net increase (decrease) in net assets resulting  from
          operations........................................        7,759,677          5,054,878         25,741,311
                                                                 ------------       ------------       ------------
  Contributions and (Withdrawals):
     Payments received from policyowners....................        1,905,822          2,166,558          3,179,339
     Policyowners' surrenders...............................      (22,870,453)       (24,507,994)       (36,251,455)
     Policyowners' annuity and death benefits...............       (2,067,520)        (2,531,388)        (2,605,248)
     Net transfers from (to) Fixed Account..................          379,568           (531,709)          (188,681)
     Transfers between Investment Divisions.................        1,810,585        (14,980,138)       (19,411,814)
                                                                 ------------       ------------       ------------
       Net contributions and (withdrawals)..................      (20,841,998)       (40,384,671)       (55,277,859)
                                                                 ------------       ------------       ------------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................          (27,990)           (21,569)          (109,863)
                                                                 ------------       ------------       ------------
          Increase (decrease) in net assets.................      (13,110,311)       (35,351,362)       (29,646,411)
NET ASSETS:
     Beginning of year......................................      169,726,422        205,077,784        251,763,481
                                                                 ------------       ------------       ------------
     End of year............................................     $156,616,111       $169,726,422       $222,117,070
                                                                 ============       ============       ============


                                                                 MAINSTAY VP
                                                                   CAPITAL
                                                                APPRECIATION--
                                                                INITIAL CLASS
                                                               ---------------
                                                                     2006
                                                               ---------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $ (3,015,987)
     Net realized gain (loss) on investments................      (32,659,654)
     Realized gain distribution received....................               --
     Change in unrealized appreciation (depreciation)  on
       investments..........................................       43,382,590
                                                                 ------------
       Net increase (decrease) in net assets resulting  from
          operations........................................        7,706,949
                                                                 ------------
  Contributions and (Withdrawals):
     Payments received from policyowners....................        3,825,120
     Policyowners' surrenders...............................      (40,922,531)
     Policyowners' annuity and death benefits...............       (2,758,667)
     Net transfers from (to) Fixed Account..................       (1,149,523)
     Transfers between Investment Divisions.................      (27,100,213)
                                                                 ------------
       Net contributions and (withdrawals)..................      (68,105,814)
                                                                 ------------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................          (69,567)
                                                                 ------------
          Increase (decrease) in net assets.................      (60,468,432)
NET ASSETS:
     Beginning of year......................................      312,231,913
                                                                 ------------
     End of year............................................     $251,763,481
                                                                 ============







                                                                           MAINSTAY VP
                                                                           DEVELOPING                  MAINSTAY VP
                                                                            GROWTH--                   GOVERNMENT--
                                                                          INITIAL CLASS               INITIAL CLASS
                                                               ----------------------------------    ---------------
                                                                     2007               2006               2007
                                                               -----------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $  (383,207)       $  (354,988)       $  3,684,310
     Net realized gain (loss) on investments................       3,191,792          2,239,002            (452,911)
     Realized gain distribution received....................       1,196,586                 --                  --
     Change in unrealized appreciation (depreciation)  on
       investments..........................................       3,618,652            222,817           2,461,372
                                                                 -----------        -----------        ------------
       Net increase (decrease) in net assets resulting  from
          operations........................................       7,623,823          2,106,831           5,692,771
                                                                 -----------        -----------        ------------
  Contributions and (Withdrawals):
     Payments received from policyowners....................         259,140            380,617           1,299,617
     Policyowners' surrenders...............................      (3,533,676)        (2,925,439)        (17,259,683)
     Policyowners' annuity and death benefits...............        (246,225)          (237,966)         (1,742,940)
     Net transfers from (to) Fixed Account..................         153,811            263,318             165,607
     Transfers between Investment Divisions.................       2,852,636            384,823          (3,157,559)
                                                                 -----------        -----------        ------------
       Net contributions and (withdrawals)..................        (514,314)        (2,134,647)        (20,694,958)
                                                                 -----------        -----------        ------------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................         (26,671)           (14,130)            (19,966)
                                                                 -----------        -----------        ------------
          Increase (decrease) in net assets.................       7,082,838            (41,946)        (15,022,153)
NET ASSETS:
     Beginning of year......................................      22,650,519         22,692,465         125,435,971
                                                                 -----------        -----------        ------------
     End of year............................................     $29,733,357        $22,650,519        $110,413,818
                                                                 ===========        ===========        ============


                                                                 MAINSTAY VP
                                                                 GOVERNMENT--
                                                                INITIAL CLASS
                                                               ---------------
                                                                     2006
                                                               ---------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $   (715,450)
     Net realized gain (loss) on investments................       (2,181,312)
     Realized gain distribution received....................               --
     Change in unrealized appreciation (depreciation)  on
       investments..........................................        6,084,361
                                                                 ------------
       Net increase (decrease) in net assets resulting  from
          operations........................................        3,187,599
                                                                 ------------
  Contributions and (Withdrawals):
     Payments received from policyowners....................        2,082,774
     Policyowners' surrenders...............................      (20,452,185)
     Policyowners' annuity and death benefits...............       (2,139,630)
     Net transfers from (to) Fixed Account..................         (591,559)
     Transfers between Investment Divisions.................      (13,147,581)
                                                                 ------------
       Net contributions and (withdrawals)..................      (34,248,181)
                                                                 ------------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................          (14,612)
                                                                 ------------
          Increase (decrease) in net assets.................      (31,075,194)
NET ASSETS:
     Beginning of year......................................      156,511,165
                                                                 ------------
     End of year............................................     $125,435,971
                                                                 ============



Not all investment divisions are available under all policies.



The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III










                                               MAINSTAY VP
               MAINSTAY VP                        COMMON                       MAINSTAY VP
                   CASH                          STOCK--                      CONVERTIBLE--
                MANAGEMENT                    INITIAL CLASS                   INITIAL CLASS
     ------------------------------- ------------------------------- -------------------------------
           2007            2006            2007            2006            2007            2006
     -----------------------------------------------------------------------------------------------



       $  6,813,162    $  5,564,334    $   (633,600)   $ (2,336,613)   $  1,279,545    $  1,502,491
             (1,353)          1,044      (2,133,619)     (9,934,908)      8,049,869       2,539,336
                 --              --      16,922,385       5,619,463       4,225,743              --

              2,420          (6,356)     (4,318,295)     42,949,647       7,961,017      11,573,635
       ------------    ------------    ------------    ------------    ------------    ------------

          6,814,229       5,559,022       9,836,871      36,297,589      21,516,174      15,615,462
       ------------    ------------    ------------    ------------    ------------    ------------

         59,310,387      56,290,986       2,458,098       3,083,366       2,356,062       2,235,570
        (67,491,054)    (51,067,960)    (37,669,057)    (34,862,812)    (25,743,903)    (21,401,208)
         (1,779,276)     (3,192,541)     (2,042,339)     (2,871,502)     (1,816,159)     (2,302,295)
          6,422,712       2,262,779         231,300        (559,026)        454,449           5,101
         94,435,897      (3,577,870)    (13,512,758)    (16,923,955)     (3,976,674)     (9,806,519)
       ------------    ------------    ------------    ------------    ------------    ------------
         90,898,666         715,394     (50,534,756)    (52,133,929)    (28,726,225)    (31,269,351)
       ------------    ------------    ------------    ------------    ------------    ------------

            (28,556)        (23,952)        (40,397)       (156,293)        (84,382)        (82,988)
       ------------    ------------    ------------    ------------    ------------    ------------
         97,684,339       6,250,464     (40,738,282)    (15,992,633)     (7,294,433)    (15,736,877)

        184,390,355     178,139,891     259,055,424     275,048,057     176,011,025     191,747,902
       ------------    ------------    ------------    ------------    ------------    ------------
       $282,074,694    $184,390,355    $218,317,142    $259,055,424    $168,716,592    $176,011,025
       ============    ============    ============    ============    ============    ============







               MAINSTAY VP
                HIGH YIELD                    MAINSTAY VP                   MAINSTAY VP
                CORPORATE                     ICAP SELECT                     INCOME &
                  BOND--                       EQUITY--                       GROWTH--
              INITIAL CLASS                  INITIAL CLASS                 INITIAL CLASS
     ------------------------------- ---------------------------- -------------------------------
           2007            2006          2007           2006            2007            2006
     --------------------------------------------------------------------------------------------



      $  27,287,651   $   2,501,914  $   (625,707)  $  (582,622)    $    615,936    $   (439,760)
         30,191,637      18,400,196     5,372,829     1,485,053        3,381,065         946,670
                 --              --     2,926,236       247,412        6,905,687         619,433

        (51,755,745)     41,272,637    (4,212,188)    6,941,743      (11,319,906)      5,999,043
      -------------   -------------  ------------   -----------     ------------    ------------

          5,723,543      62,174,747     3,461,170     8,091,586         (417,218)      7,125,386
      -------------   -------------  ------------   -----------     ------------    ------------

          6,228,412       7,629,262     1,308,108       440,015          484,999         663,555
        (86,625,517)    (91,830,310)  (12,558,766)   (5,721,299)      (4,776,924)     (7,822,856)
         (8,390,774)     (9,843,350)     (752,950)     (311,173)        (463,496)       (604,847)
            223,583      (2,889,893)    1,168,237       308,783           60,131         (38,762)
        (26,263,872)    (26,584,980)   48,746,760     2,037,204      (44,723,918)     (3,066,111)
      -------------   -------------  ------------   -----------     ------------    ------------
       (114,828,168)   (123,519,271)   37,911,389    (3,246,470)     (49,419,208)    (10,869,021)
      -------------   -------------  ------------   -----------     ------------    ------------


            (15,489)       (194,282)      (10,853)      (34,781)           1,147         (33,609)
      -------------   -------------  ------------   -----------     ------------    ------------
       (109,120,114)    (61,538,806)   41,361,706     4,810,335      (49,835,279)     (3,777,244)

        617,779,957     679,318,763    53,690,899    48,880,564       49,835,279      53,612,523
      -------------   -------------  ------------   -----------     ------------    ------------
      $ 508,659,843   $ 617,779,957  $ 95,052,605   $53,690,899     $         --    $ 49,835,279
      =============   =============  ============   ===========     ============    ============





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2007
and December 31, 2006



                                                                           MAINSTAY VP                 MAINSTAY VP
                                                                          INTERNATIONAL                 LARGE CAP
                                                                            EQUITY--                     GROWTH--
                                                                          INITIAL CLASS               INITIAL CLASS
                                                               ----------------------------------    ---------------
                                                                     2007               2006               2007
                                                               -----------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $ (1,104,158)      $ (1,221,490)      $   (991,411)
     Net realized gain (loss) on investments................       12,827,015          5,158,358         (2,119,595)
     Realized gain distribution received....................        8,094,435          1,219,221                 --
     Change in unrealized appreciation (depreciation) on
       investments..........................................      (15,178,784)        23,073,278         15,628,016
                                                                 ------------       ------------       ------------
       Net increase (decrease) in net assets resulting from
          operations........................................        4,638,508         28,229,367         12,517,010
                                                                 ------------       ------------       ------------
  Contributions and (Withdrawals):
     Payments received from policyowners....................        2,570,610          2,122,143            792,349
     Policyowners' surrenders...............................      (20,363,460)       (14,172,432)       (12,061,175)
     Policyowners' annuity and death benefits...............         (602,861)          (638,956)          (443,052)
     Net transfers from (to) Fixed Account..................        1,558,451          2,835,081            249,606
     Transfers between Investment Divisions.................        3,740,693         21,957,951          1,474,619
                                                                 ------------       ------------       ------------
       Net contributions and (withdrawals)..................      (13,096,567)        12,103,787         (9,987,653)
                                                                 ------------       ------------       ------------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................          (18,275)          (103,659)           (45,279)
                                                                 ------------       ------------       ------------
          Increase (decrease) in net assets.................       (8,476,334)        40,229,495          2,484,078

NET ASSETS:
     Beginning of year......................................      132,693,828         92,464,333         70,577,553
                                                                 ------------       ------------       ------------
     End of year............................................     $124,217,494       $132,693,828       $ 73,061,631
                                                                 ============       ============       ============


                                                                 MAINSTAY VP
                                                                  LARGE CAP
                                                                   GROWTH--
                                                                INITIAL CLASS
                                                               ---------------
                                                                     2006
                                                               ---------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $   (973,088)
     Net realized gain (loss) on investments................       (6,315,781)
     Realized gain distribution received....................               --
     Change in unrealized appreciation (depreciation) on
       investments..........................................       11,268,863
                                                                 ------------
       Net increase (decrease) in net assets resulting from
          operations........................................        3,979,994
                                                                 ------------
  Contributions and (Withdrawals):
     Payments received from policyowners....................        1,067,417
     Policyowners' surrenders...............................       (9,375,091)
     Policyowners' annuity and death benefits...............         (823,169)
     Net transfers from (to) Fixed Account..................          131,430
     Transfers between Investment Divisions.................       (2,495,014)
                                                                 ------------
       Net contributions and (withdrawals)..................      (11,494,427)
                                                                 ------------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................          (25,770)
                                                                 ------------
          Increase (decrease) in net assets.................       (7,540,203)

NET ASSETS:
     Beginning of year......................................       78,117,756
                                                                 ------------
     End of year............................................     $ 70,577,553
                                                                 ============








                                                                         MAINSTAY VP
                                                                          SMALL CAP                         MAINSTAY VP
                                                                           GROWTH--                        TOTAL RETURN--
                                                                        INITIAL CLASS                      INITIAL CLASS
                                                               -------------------------------    -------------------------------
                                                                   2007              2006             2007              2006
                                                               ------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................   $   (724,147)     $   (885,145)    $  1,184,141      $ (1,599,828)
     Net realized gain (loss) on investments................      4,826,628         5,010,907       (2,927,008)       (4,420,293)
     Realized gain distribution received....................      3,283,659               470       10,849,255         2,313,894
     Change in unrealized appreciation (depreciation)  on
       investments..........................................     (9,218,529)       (1,281,993)       1,156,236        18,097,855
                                                               ------------      ------------     ------------      ------------
       Net increase (decrease) in net assets resulting  from
          operations........................................     (1,832,389)        2,844,239       10,262,624        14,391,628
                                                               ------------      ------------     ------------      ------------
  Contributions and (Withdrawals):
     Payments received from policyowners....................        574,065           805,777        1,831,773         1,856,258
     Policyowners' surrenders...............................     (6,377,037)       (5,585,275)     (25,115,171)      (27,502,397)
     Policyowners' annuity and death benefits...............       (119,599)         (312,181)      (2,658,103)       (2,870,245)
     Net transfers from (to) Fixed Account..................         93,718           351,179         (647,272)       (1,072,389)
     Transfers between Investment Divisions.................     (6,259,841)       (5,385,730)      (8,235,809)      (10,449,194)
                                                               ------------      ------------     ------------      ------------
       Net contributions and (withdrawals)..................    (12,088,694)      (10,126,230)     (34,824,582)      (40,037,967)
                                                               ------------      ------------     ------------      ------------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................          8,359           (25,682)         (40,692)          (67,627)
                                                               ------------      ------------     ------------      ------------
          Increase (decrease) in net assets.................    (13,912,724)       (7,307,673)     (24,602,650)      (25,713,966)

NET ASSETS:
     Beginning of year......................................     55,427,011        62,734,684      179,199,366       204,913,332
                                                               ------------      ------------     ------------      ------------
     End of year............................................   $ 41,514,287      $ 55,427,011     $154,596,716      $179,199,366
                                                               ============      ============     ============      ============




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III









               MAINSTAY VP                     MAINSTAY VP                     MAINSTAY VP             MAINSTAY VP
                 MID CAP                         MID CAP                         MID CAP                 S&P 500
                  CORE--                         GROWTH--                        VALUE--                 INDEX--
              INITIAL CLASS                   INITIAL CLASS                   INITIAL CLASS           INITIAL CLASS
     ------------------------------- ------------------------------- ------------------------------- ---------------
           2007            2006            2007            2006            2007            2006            2007
     ---------------------------------------------------------------------------------------------------------------



       $   (837,810)   $(1,115,950)    $ (1,429,956)   $ (1,537,097)   $   (741,962)   $ (2,058,300)  $     346,183
          6,803,262      6,018,792       10,639,116      11,519,916      11,130,545       7,400,093      14,223,452
          7,039,249        462,342        6,507,338       1,704,195      11,020,661       1,872,551              --

        (10,093,508)     4,056,097       (2,712,535)     (4,530,302)    (23,672,539)     10,392,341       5,483,605
       ------------    -----------     ------------    ------------    ------------    ------------   -------------

          2,911,193      9,421,281       13,003,963       7,156,712      (2,263,295)     17,606,685      20,053,240
       ------------    -----------     ------------    ------------    ------------    ------------   -------------


          1,106,739      1,451,082        1,272,696       2,106,219       1,942,120       2,250,550       5,364,839
         (9,010,591)    (7,239,832)     (11,327,203)     (9,301,396)    (18,409,888)    (13,530,262)    (76,144,020)
           (277,886)      (400,234)        (489,274)       (361,105)       (974,084)     (1,152,722)     (6,565,729)
            193,767        237,021          142,419         756,785         236,406         182,145        (239,194)
         (1,474,010)    (2,404,775)      (4,946,550)     (7,455,869)     (7,337,829)    (11,591,327)    (27,166,915)
       ------------    -----------     ------------    ------------    ------------    ------------   -------------
         (9,461,981)    (8,356,738)     (15,347,912)    (14,255,366)    (24,543,275)    (23,841,616)   (104,751,019)
       ------------    -----------     ------------    ------------    ------------    ------------   -------------


            (10,151)       (43,435)         (49,754)        (55,176)          3,913         (74,034)        (84,582)
       ------------    -----------     ------------    ------------    ------------    ------------   -------------
         (6,560,939)     1,021,108       (2,393,703)     (7,153,830)    (26,802,657)     (6,308,965)    (84,782,361)


         76,077,927     75,056,819       96,437,824     103,591,654     147,891,038     154,200,003     520,423,293
       ------------    -----------     ------------    ------------    ------------    ------------   -------------
       $ 69,516,988    $76,077,927     $ 94,044,121    $ 96,437,824    $121,088,381    $147,891,038   $ 435,640,932
       ============    ===========     ============    ============    ============    ============   =============


       MAINSTAY VP
         S&P 500
         INDEX--
      INITIAL CLASS
     ---------------
           2006
     ---------------

      $  (4,949,545)
         (1,387,758)
                 --

         74,394,465
      -------------

         68,057,162
      -------------


          5,840,199
        (72,651,750)
         (4,832,596)
           (409,590)
        (34,689,175)
      -------------
       (106,742,912)
      -------------


           (289,939)
      -------------
        (38,975,689)


        559,398,982
      -------------
      $ 520,423,293
      =============







                                              ALGER AMERICAN                                            DREYFUS IP
               MAINSTAY VP                        SMALL                        CVS CALVERT              TECHNOLOGY
                 VALUE--                     CAPITALIZATION--                SOCIAL BALANCED             GROWTH--
              INITIAL CLASS                   CLASS O SHARES                    PORTFOLIO             INITIAL SHARES
     ------------------------------- ------------------------------- ------------------------------- ---------------
           2007            2006            2007            2006            2007            2006            2007
     ---------------------------------------------------------------------------------------------------------------



       $    165,890    $ (2,566,657)   $ (1,219,330)   $ (1,260,214)   $   350,004     $   334,430     $  (277,307)
         12,527,275       9,710,921      11,637,992       6,492,887        921,895          85,525         821,347
         18,041,384       3,543,991              --              --      2,269,857         780,850              --

        (27,751,851)     27,277,908       2,050,624       8,879,796     (2,949,843)      1,955,807       1,747,372
       ------------    ------------    ------------    ------------    -----------     -----------     -----------

          2,982,698      37,966,163      12,469,286      14,112,469        591,913       3,156,612       2,291,412
       ------------    ------------    ------------    ------------    -----------     -----------     -----------


          2,377,878       2,834,822       1,088,923       1,372,780      1,995,185       2,228,745         232,720
        (31,163,670)    (28,296,184)    (14,136,454)    (11,531,535)    (5,567,420)     (5,273,433)     (2,698,844)
         (2,453,355)     (2,358,854)       (581,650)       (562,288)      (304,351)       (595,532)       (193,335)
            518,195         277,263        (200,378)        (84,946)         3,480         310,752          27,087
        (11,071,340)     (7,372,943)     (6,873,550)        991,080     (1,796,495)     (2,359,199)       (154,321)
       ------------    ------------    ------------    ------------    -----------     -----------     -----------
        (41,792,292)    (34,915,896)    (20,703,109)     (9,814,909)    (5,669,601)     (5,688,667)     (2,786,693)
       ------------    ------------    ------------    ------------    -----------     -----------     -----------


            (17,723)       (152,416)        (42,602)        (72,822)        (3,627)        (15,172)         (9,797)
       ------------    ------------    ------------    ------------    -----------     -----------     -----------
        (38,827,317)      2,897,851      (8,276,425)      4,224,738     (5,081,315)     (2,547,227)       (505,078)


        242,053,303     239,155,452      86,562,547      82,337,809     45,198,406      47,745,633      19,307,223
       ------------    ------------    ------------    ------------    -----------     -----------     -----------
       $203,225,986    $242,053,303    $ 78,286,122    $ 86,562,547    $40,117,091     $45,198,406     $18,802,145
       ============    ============    ============    ============    ===========     ===========     ===========


        DREYFUS IP
        TECHNOLOGY
         GROWTH--
      INITIAL SHARES
     ---------------
           2006
     ---------------

       $  (300,966)
           510,470
                --

           233,104
       -----------

           442,608
       -----------


           324,319
        (1,727,953)
          (189,934)
            73,639
          (911,254)
       -----------
        (2,431,183)
       -----------

            (2,872)
       -----------
        (1,991,447)


        21,298,670
       -----------
       $19,307,223
       ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2007
and December 31, 2006





                                                                       FIDELITY(R) VIP                    FIDELITY(R) VIP
                                                                       CONTRAFUND(R)--                    EQUITY-INCOME--
                                                                        INITIAL CLASS                      INITIAL CLASS
                                                               -------------------------------    -------------------------------
                                                                   2007              2006             2007              2006
                                                               ------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................   $ (2,231,132)     $   (690,648)    $    523,053      $  4,231,068
     Net realized gain (loss) on investments................     21,497,867        15,962,482        6,990,131         4,629,077
     Realized gain distribution received....................     97,874,832        33,477,999       16,407,638        26,843,148
     Change in unrealized appreciation (depreciation)  on
       investments..........................................    (56,246,641)       (8,359,197)     (22,341,685)        2,109,866
                                                               ------------      ------------     ------------      ------------
       Net increase (decrease) in net assets resulting  from
          operations........................................     60,894,926        40,390,636        1,579,137        37,813,159
                                                               ------------      ------------     ------------      ------------
  Contributions and (Withdrawals):
     Payments received from policyowners....................      4,676,556         5,102,723        2,572,301         2,818,895
     Policyowners' surrenders...............................    (64,400,779)      (57,161,546)     (34,700,117)      (29,526,726)
     Policyowners' annuity and death benefits...............     (3,622,425)       (3,457,535)      (3,068,546)       (2,296,191)
     Net transfers from (to) Fixed Account..................      1,395,132           589,938          216,497           523,630
     Transfers between Investment Divisions.................     (9,583,316)        2,102,560       (4,672,997)        1,270,236
                                                               ------------      ------------     ------------      ------------
       Net contributions and (withdrawals)..................    (71,534,832)      (52,823,860)     (39,652,862)      (27,210,156)
                                                               ------------      ------------     ------------      ------------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the  Separate Account................................       (237,332)         (228,658)         (12,339)         (155,838)
                                                               ------------      ------------     ------------      ------------
          Increase (decrease) in net assets.................    (10,877,238)      (12,661,882)     (38,086,064)       10,447,165

NET ASSETS:
     Beginning of year......................................    413,439,794       426,101,676      232,336,960       221,889,795
                                                               ------------      ------------     ------------      ------------
     End of year............................................   $402,562,556      $413,439,794     $194,250,896      $232,336,960
                                                               ============      ============     ============      ============






                                                                                                            NEUBERGER
                                                                                                             BERMAN
                                                                                                               AMT
                                                                      MFS(R) UTILITIES                       MID-CAP
                                                                          SERIES--                     GROWTH PORTFOLIO--
                                                                        INITIAL CLASS                        CLASS I
                                                               ------------------------------    ------------------------------
                                                                   2007             2006             2007             2006
                                                               ----------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................   $   (35,578)     $    20,713      $  (110,837)     $  (110,901)
     Net realized gain (loss) on investments................       822,646          847,961          725,329          645,238
     Realized gain distribution received....................       423,905          175,515               --               --
     Change in unrealized appreciation (depreciation)  on
       investments..........................................       188,850          237,582          778,608          330,992
                                                               -----------      -----------      -----------      -----------
       Net increase (decrease) in net assets resulting  from
          operations........................................     1,399,823        1,281,771        1,393,100          865,329
                                                               -----------      -----------      -----------      -----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................        30,619            1,899              539            5,866
     Policyowners' surrenders...............................    (1,036,299)      (1,582,712)        (954,323)      (1,011,372)
     Policyowners' annuity and death benefits...............       (60,346)        (483,976)         (65,911)         (36,806)
     Net transfers from (to) Fixed Account..................       263,096          125,892          (78,560)          66,658
     Transfers between Investment Divisions.................       413,232          756,012          (80,696)         188,565
                                                               -----------      -----------      -----------      -----------
       Net contributions and (withdrawals)..................      (389,698)      (1,182,885)      (1,178,951)        (787,089)
                                                               -----------      -----------      -----------      -----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the  Separate Account................................        (4,300)          (5,189)          (5,564)          (4,550)
                                                               -----------      -----------      -----------      -----------
          Increase (decrease) in net assets.................     1,005,825           93,697          208,585           73,690

NET ASSETS:
     Beginning of year......................................     5,333,049        5,239,352        7,090,838        7,017,148
                                                               -----------      -----------      -----------      -----------
     End of year............................................   $ 6,338,874      $ 5,333,049      $ 7,299,423      $ 7,090,838
                                                               ===========      ===========      ===========      ===========




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III







                                               JANUS ASPEN
               JANUS ASPEN                        SERIES
                  SERIES                        WORLDWIDE
                BALANCED--                       GROWTH--                    MFS(R) INVESTORS        MFS(R) RESEARCH
              INSTITUTIONAL                   INSTITUTIONAL                   TRUST SERIES--             SERIES--
                  SHARES                          SHARES                      INITIAL CLASS           INITIAL CLASS
     ------------------------------- ------------------------------- ------------------------------- ---------------
           2007            2006            2007            2006            2007            2006            2007
     ---------------------------------------------------------------------------------------------------------------



       $  4,482,634   $   3,151,139    $ (1,297,625)   $    590,296    $  (146,320)    $  (259,968)    $  (211,979)
         15,804,423      (2,299,131)    (13,152,483)    (29,527,316)     1,292,355         606,562       1,831,463
                 --              --              --              --        218,127              --              --

         17,604,452      41,527,623      30,235,137      58,554,272        785,622       2,546,852       1,742,753
       ------------   -------------    ------------    ------------    -----------     -----------     -----------


         37,891,509      42,379,631      15,785,029      29,617,252      2,149,784       2,893,446       3,362,237
       ------------   -------------    ------------    ------------    -----------     -----------     -----------


          4,744,478       5,096,511       2,642,138       2,817,608        264,716         200,003         235,167
        (73,722,479)    (73,920,593)    (31,022,268)    (27,803,296)    (4,327,642)     (3,835,750)     (6,746,904)
         (5,927,490)     (5,763,708)     (2,005,030)     (2,190,079)      (309,368)       (304,878)       (261,113)
           (507,725)     (2,126,158)        (61,941)       (739,329)       145,479        (112,888)        (96,027)
        (22,253,266)    (29,652,744)    (10,069,450)    (16,652,694)    (1,114,683)     (1,222,880)     (2,177,275)
       ------------   -------------    ------------    ------------    -----------     -----------     -----------
        (97,666,482)   (106,366,692)    (40,516,551)    (44,567,790)    (5,341,498)     (5,276,393)     (9,046,152)
       ------------   -------------    ------------    ------------    -----------     -----------     -----------



           (143,904)       (183,292)        (68,638)       (103,321)        (7,968)        (13,428)        (12,889)
       ------------   -------------    ------------    ------------    -----------     -----------     -----------
        (59,918,877)    (64,170,353)    (24,800,160)    (15,053,859)    (3,199,682)     (2,396,375)     (5,696,804)


        462,105,092     526,275,445     195,487,700     210,541,559     26,498,718      28,895,093      32,143,476
       ------------   -------------    ------------    ------------    -----------     -----------     -----------
       $402,186,215   $ 462,105,092    $170,687,540    $195,487,700    $23,299,036     $26,498,718     $26,446,672
       ============   =============    ============    ============    ===========     ===========     ===========


     MFS(R) RESEARCH
         SERIES--
      INITIAL CLASS
     ---------------
           2006
     ---------------


       $  (315,812)
        (1,388,474)
                --

         4,555,948
       -----------


         2,851,662
       -----------


           380,110
        (5,614,158)
          (482,057)
          (146,081)
        (2,520,433)
       -----------
        (8,382,619)
       -----------



           (15,307)
       -----------
        (5,546,264)


        37,689,740
       -----------
       $32,143,476
       ===========







                  ROYCE                           ROYCE
                MICRO-CAP                       SMALL-CAP                     T. ROWE PRICE              VAN ECK
               PORTFOLIO--                     PORTFOLIO--                    EQUITY INCOME             WORLDWIDE
             INVESTMENT CLASS                INVESTMENT CLASS                   PORTFOLIO              HARD ASSETS
     ------------------------------- ------------------------------- ------------------------------- ---------------
           2007            2006            2007            2006            2007            2006            2007
     ---------------------------------------------------------------------------------------------------------------



       $    45,231     $  (344,780)    $  (595,388)    $  (344,227)    $    489,317    $    230,031    $ (4,867,799)
         1,023,540         619,140         694,269         357,136       13,469,910       6,562,008      25,189,100
         5,306,113       2,293,030       1,949,472       1,458,436       12,037,356       6,080,316      36,287,961

        (5,617,112)      1,160,369      (4,132,349)      1,472,000      (21,001,658)     22,402,397      66,381,268
       -----------     -----------     -----------     -----------     ------------    ------------    ------------


           757,772       3,727,759      (2,083,996)      2,943,345        4,994,925      35,274,752     122,990,530
       -----------     -----------     -----------     -----------     ------------    ------------    ------------


        15,601,188      13,752,857       9,962,379       9,433,698        2,303,817       2,942,663      48,551,072
        (3,991,228)     (1,785,039)     (2,560,172)     (1,347,053)     (34,681,650)    (26,427,308)    (36,885,030)
          (175,692)       (108,582)       (121,018)        (23,044)      (2,076,299)     (1,738,727)     (1,060,896)
         3,302,436       3,098,071       2,074,758       2,203,680        1,045,775         412,096      10,187,698
         2,254,970      20,158,763       2,418,785       7,144,269       (4,834,368)     (3,999,472)     14,062,743
       -----------     -----------     -----------     -----------     ------------    ------------    ------------
        16,991,674      35,116,070      11,774,732      17,411,550      (38,242,725)    (28,810,748)     34,855,587
       -----------     -----------     -----------     -----------     ------------    ------------    ------------



           (10,305)        (15,192)          5,110         (13,344)         (23,385)       (145,828)       (431,956)
       -----------     -----------     -----------     -----------     ------------    ------------    ------------
        17,739,141      38,828,637       9,695,846      20,341,551      (33,271,185)      6,318,176     157,414,161


        45,525,337       6,696,700      33,150,170      12,808,619      227,188,980     220,870,804     267,139,092
       -----------     -----------     -----------     -----------     ------------    ------------    ------------
       $63,264,478     $45,525,337     $42,846,016     $33,150,170     $193,917,795    $227,188,980    $424,553,253
       ===========     ===========     ===========     ===========     ============    ============    ============


         VAN ECK
        WORLDWIDE
       HARD ASSETS
     ---------------
           2006
     ---------------

       $ (3,411,433)
         17,997,032
         11,038,682

         15,948,298
       ------------


         41,572,579
       ------------


         45,305,490
        (18,994,755)
         (1,326,464)
         10,533,615
         20,382,561
       ------------
         55,900,447
       ------------



           (272,430)
       ------------
         97,200,596


        169,938,496
       ------------
       $267,139,092
       ============





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2007
and December 31, 2006



                                               VAN KAMPEN
                                              UIF EMERGING
                                                 MARKETS
                                                EQUITY--
                                                 CLASS I
                                    --------------------------------
                                          2007             2006
                                    --------------------------------

INCREASE (DECREASE) IN NET
  ASSETS:
  Operations:
     Net investment income
       (loss)....................     $ (1,134,217)    $   (621,095)
     Net realized gain (loss) on
       investments...............       20,845,704        8,246,949
     Realized gain distribution
       received..................       12,725,817        2,066,509
     Change in unrealized
       appreciation
       (depreciation)
       on investments............        4,001,788       16,621,929
                                      ------------     ------------
       Net increase (decrease) in
          net assets resulting
          from operations........       36,439,092       26,314,292
                                      ------------     ------------
  Contributions and
     (Withdrawals):
     Payments received from
       policyowners..............        1,444,992        1,520,862
     Policyowners' surrenders....      (15,478,999)      (9,383,416)
     Policyowners' annuity and
       death benefits............         (533,266)        (709,409)
     Net transfers from (to)
       Fixed Account.............          788,513        1,281,889
     Transfers between Investment
       Divisions.................         (312,901)      11,143,036
                                      ------------     ------------
       Net contributions and
          (withdrawals)..........      (14,091,661)       3,852,962
                                      ------------     ------------
     Increase (decrease)
       attributable to New York
       Life Insurance and Annuity
       Corporation charges
       retained by the Separate
       Account...................         (150,104)        (119,125)
                                      ------------     ------------
          Increase (decrease) in
            net assets...........       22,197,327       30,048,129

NET ASSETS:
     Beginning of year...........      104,728,987       74,680,858
                                      ------------     ------------
     End of year.................     $126,926,314     $104,728,987
                                      ============     ============




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III







                      (THIS PAGE INTENTIONALLY LEFT BLANK)

For the years ended December 31, 2007
and December 31, 2006




                                                                          MAINSTAY VP                         MAINSTAY VP
                                                                          BALANCED--                            BOND--
                                                                         SERVICE CLASS                       SERVICE CLASS
                                                               --------------------------------    --------------------------------
                                                                    2007              2006              2007              2006
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................    $    681,897      $    552,425      $  2,102,784       $  (414,766)
     Net realized gain (loss) on investments................       2,219,401           797,368            57,480          (554,403)
     Realized gain distribution received....................       4,998,801         1,219,241                --                --
     Change in unrealized appreciation (depreciation) on
       investments..........................................      (6,830,873)        6,821,032         2,273,517         3,143,125
                                                                ------------      ------------      ------------       -----------
       Net increase (decrease) in net assets resulting from
          operations........................................       1,069,226         9,390,066         4,433,781         2,173,956
                                                                ------------      ------------      ------------       -----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................      16,993,656        25,909,903        13,534,327        10,325,557
     Policyowners' surrenders...............................      (9,698,999)       (6,895,338)       (5,593,136)       (3,837,667)
     Policyowners' annuity and death benefits...............      (1,319,618)       (1,039,602)         (609,989)         (736,221)
     Net transfers from (to) Fixed Account..................       5,715,347         9,476,758         2,304,443         2,691,610
     Transfers between Investment Divisions.................       1,384,585        10,301,544         6,620,087        (3,436,146)
     Contributions (withdrawal) of seed money by New York
       Life Insurance and Annuity Corporation...............      (5,801,973)               --                --                --
                                                                ------------      ------------      ------------       -----------
       Net contributions and (withdrawals)..................       7,272,998        37,753,265        16,255,732         5,007,133
                                                                ------------      ------------      ------------       -----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................          (7,022)          (39,876)          (17,060)           (9,920)
                                                                ------------      ------------      ------------       -----------
          Increase (decrease) in net assets.................       8,335,202        47,103,455        20,672,453         7,171,169

NET ASSETS:
     Beginning of year......................................     129,084,188        81,980,733        83,526,342        76,355,173
                                                                ------------      ------------      ------------       -----------
     End of year............................................    $137,419,390      $129,084,188      $104,198,795       $83,526,342
                                                                ============      ============      ============       ===========






                                              MAINSTAY VP                         MAINSTAY VP
                                              DEVELOPING                           FLOATING
                                               GROWTH--                             RATE--
                                             SERVICE CLASS                       SERVICE CLASS
                                   --------------------------------    --------------------------------
                                        2007              2006              2007              2006
                                   --------------------------------------------------------------------

INCREASE (DECREASE) IN NET
  ASSETS:
  Operations:
     Net investment income
       (loss)....................    $  (471,361)      $  (348,495)     $  9,606,621      $  6,162,646
     Net realized gain (loss) on
       investments...............      1,692,363         1,026,349        (1,527,987)         (182,418)
     Realized gain distribution
       received..................      1,538,429                --                --                --
     Change in unrealized
       appreciation
       (depreciation) on
       investments...............      5,694,295         1,177,261        (7,187,025)         (382,736)
                                     -----------       -----------      ------------      ------------
       Net increase (decrease) in
          net assets resulting
          from operations........      8,453,726         1,855,115           891,609         5,597,492
                                     -----------       -----------      ------------      ------------
  Contributions and
     (Withdrawals):
     Payments received from
       policyowners..............      5,331,209         4,257,049        56,493,733        50,245,079
     Policyowners' surrenders....     (1,481,806)       (1,067,399)      (18,496,539)       (9,871,012)
     Policyowners' annuity and
       death benefits............        (83,905)          (37,771)         (730,896)       (1,191,036)
     Net transfers from (to)
       Fixed Account.............        637,030           754,557        15,703,844        20,032,230
     Transfers between Investment
       Divisions.................      3,988,042          (787,263)       (4,454,719)       37,237,297
     Contributions (withdrawal)
       of seed money by New York
       Life Insurance and Annuity
       Corporation...............             --                --       (24,153,978)               --
                                     -----------       -----------      ------------      ------------
       Net contributions and
          (withdrawals)..........      8,390,570         3,119,173        24,361,445        96,452,558
                                     -----------       -----------      ------------      ------------
     Increase (decrease)
       attributable to New York
       Life Insurance and Annuity
       Corporation charges
       retained by the Separate
       Account...................        (31,455)          (12,754)          (14,634)          (21,481)
                                     -----------       -----------      ------------      ------------
          Increase (decrease) in
            net assets...........     16,812,841         4,961,534        25,238,420       102,028,569
NET ASSETS:
     Beginning of year...........     23,318,501        18,356,967       179,900,337        77,871,768
                                     -----------       -----------      ------------      ------------
     End of year.................    $40,131,342       $23,318,501      $205,138,757      $179,900,337
                                     ===========       ===========      ============      ============




Not all investment divisions are available under all policies.
(a) For the period February 13, 2006 (Commencement of Investments) through December 31, 2006.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III









              MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP
                CAPITAL                        COMMON                     CONSERVATIVE                  MAINSTAY VP
             APPRECIATION--                   STOCK--                     ALLOCATION--                 CONVERTIBLE--
             SERVICE CLASS                 SERVICE CLASS                 SERVICE CLASS                 SERVICE CLASS
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2007           2006           2007           2006           2007          2006(A)         2007           2006
     -----------------------------------------------------------------------------------------------------------------------



       $  (829,112)   $  (722,188)   $  (248,364)   $  (511,854)  $  1,658,383    $   113,779   $    698,492    $   737,747
         2,266,600      1,150,144      1,524,905        998,067      1,098,604         46,388      1,850,150      1,248,407
                --             --      4,614,771      1,172,211      1,728,450        128,302      2,927,352             --

         3,852,545        943,135     (4,200,609)     4,804,006       (487,565)     1,829,628      7,428,248      5,484,785
       -----------    -----------    -----------    -----------   ------------    -----------   ------------    -----------


         5,290,033      1,371,091      1,690,703      6,462,430      3,997,872      2,118,097     12,904,242      7,470,939
       -----------    -----------    -----------    -----------   ------------    -----------   ------------    -----------


         3,377,740      4,975,533      8,499,498      7,572,566     31,789,563     18,135,050     14,748,397     12,963,773
        (3,451,561)    (2,491,590)    (3,037,809)    (1,839,159)    (6,896,667)    (1,884,786)    (5,820,986)    (4,036,802)
          (300,842)       (78,065)      (226,773)      (256,469)      (960,796)            --       (380,818)      (390,603)
           487,287        860,748      1,897,900      1,802,844      8,234,740      3,789,449      3,156,034      3,285,600
        (5,152,101)    (4,640,849)      (534,322)    (1,315,703)    35,315,239     23,648,681       (409,121)    (4,214,783)

                --             --             --             --       (273,924)       250,000             --             --
       -----------    -----------    -----------    -----------   ------------    -----------   ------------    -----------
        (5,039,477)    (1,374,223)     6,598,494      5,964,079     67,208,155     43,938,394     11,293,506      7,607,185
       -----------    -----------    -----------    -----------   ------------    -----------   ------------    -----------



           (25,197)       (13,262)        (9,030)       (28,804)       (15,716)        (6,681)       (54,284)       (41,532)
       -----------    -----------    -----------    -----------   ------------    -----------   ------------    -----------
           225,359        (16,394)     8,280,167     12,397,705     71,190,311     46,049,810     24,143,464     15,036,592

        51,483,513     51,499,907     53,995,777     41,598,072     46,049,810             --     98,532,065     83,495,473
       -----------    -----------    -----------    -----------   ------------    -----------   ------------    -----------
       $51,708,872    $51,483,513    $62,275,944    $53,995,777   $117,240,121    $46,049,810   $122,675,529    $98,532,065
       ===========    ===========    ===========    ===========   ============    ===========   ============    ===========





                                                            MAINSTAY VP
                                   MAINSTAY VP               HIGH YIELD               MAINSTAY VP
           MAINSTAY VP                GROWTH                 CORPORATE                ICAP SELECT
           GOVERNMENT--            ALLOCATION--                BOND--                  EQUITY--
          SERVICE CLASS           SERVICE CLASS            SERVICE CLASS             SERVICE CLASS
     ----------------------- ----------------------- ------------------------- ------------------------
         2007        2006        2007      2006(A)       2007         2006         2007         2006
     --------------------------------------------------------------------------------------------------


     $ 2,099,942 $  (344,108)$  (198,073)$   (19,317)$ 23,577,036 $  1,387,433 $   (661,918)$  (381,843)
          43,851    (254,152)  1,022,713      54,501    2,803,059      916,520    1,860,599     605,951
              --          --   3,035,682     245,841           --           --    2,986,540     166,550

         847,402   1,805,458     482,824   2,577,327  (24,971,643)  34,558,134   (2,494,700)  4,149,922
     ----------- ----------- ----------- ----------- ------------ ------------ ------------ -----------


       2,991,195   1,207,198   4,343,146   2,858,352    1,408,452   36,862,087    1,690,521   4,540,580
     ----------- ----------- ----------- ----------- ------------ ------------ ------------ -----------


       8,226,341   7,740,527  26,380,961  17,614,373   71,955,912   66,284,851   26,482,479   5,356,611
      (3,365,606) (2,932,013) (4,240,153)   (796,144) (27,453,601) (19,155,345)  (5,227,862) (1,585,539)
        (416,722)   (404,183)   (252,521)    (18,541)  (3,520,835)  (3,617,400)    (203,687)    (86,359)
       1,097,773   1,675,142   4,399,905   2,900,674   16,361,607   14,561,940    4,519,344     931,453
       4,442,863  (1,185,343) 12,064,137  19,276,853  (15,258,464) (20,869,149)  41,914,667   2,776,380

              --          --    (290,337)    250,000           --           --           --          --
     ----------- ----------- ----------- ----------- ------------ ------------ ------------ -----------
       9,984,649   4,894,130  38,061,992  39,227,215   42,084,619   37,204,897   67,484,941   7,392,546
     ----------- ----------- ----------- ----------- ------------ ------------ ------------ -----------


         (11,243)     (5,838)    (17,209)     (9,100)      (7,392)    (122,153)      (7,601)    (19,760)
     ----------- ----------- ----------- ----------- ------------ ------------ ------------ -----------
      12,964,601   6,095,490  42,387,929  42,076,467   43,485,679   73,944,831   69,167,861  11,913,366

      55,601,552  49,506,062  42,076,467          --  424,062,628  350,117,797   36,069,574  24,156,208
     ----------- ----------- ----------- ----------- ------------ ------------ ------------ -----------
     $68,566,153 $55,601,552 $84,464,396 $42,076,467 $467,548,307 $424,062,628 $105,237,435 $36,069,574
     =========== =========== =========== =========== ============ ============ ============ ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2007
and December 31, 2006




                                                                          MAINSTAY VP                         MAINSTAY VP
                                                                       INCOME & GROWTH--                INTERNATIONAL EQUITY--
                                                                         SERVICE CLASS                       SERVICE CLASS
                                                               --------------------------------    --------------------------------
                                                                    2007              2006              2007              2006
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................    $    452,981       $  (325,142)     $ (1,883,623)     $ (1,567,227)
     Net realized gain (loss) on investments................      (1,352,609)          630,507         6,699,372         1,456,284
     Realized gain distribution received....................       5,630,271           423,157        12,652,070         1,500,691
     Change in unrealized appreciation (depreciation)  on
       investments..........................................      (5,449,890)        3,544,747       (12,872,632)       29,564,850
                                                                ------------       -----------      ------------      ------------
       Net increase (decrease) in net assets resulting  from
          operations........................................        (719,247)        4,273,269         4,595,187        30,954,598
                                                                ------------       -----------      ------------      ------------
  Contributions and (Withdrawals):
     Payments received from policyowners....................       3,029,958         4,408,891        43,433,203        31,698,184
     Policyowners' surrenders...............................      (1,587,342)       (1,692,254)      (12,423,625)       (4,270,768)
     Policyowners' annuity and death benefits...............        (155,103)         (232,565)         (472,788)         (349,761)
     Net transfers from (to) Fixed Account..................         638,847         1,125,491         9,882,495         6,226,099
     Transfers between Investment Divisions.................     (35,132,544)       (1,264,236)       (5,947,791)       13,291,985
                                                                ------------       -----------      ------------      ------------
       Net contributions and (withdrawals)..................     (33,206,184)        2,345,327        34,471,494        46,595,739
                                                                ------------       -----------      ------------      ------------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................           2,214           (21,036)          (22,317)         (117,133)
                                                                ------------       -----------      ------------      ------------
          Increase (decrease) in net assets.................     (33,923,217)        6,597,560        39,044,364        77,433,204
NET ASSETS:
     Beginning of year......................................      33,923,217        27,325,657       162,500,477        85,067,273
                                                                ------------       -----------      ------------      ------------
     End of year............................................    $         --       $33,923,217      $201,544,841      $162,500,477
                                                                ============       ===========      ============      ============






                                                                          MAINSTAY VP                         MAINSTAY VP
                                                                           MODERATE                         MODERATE GROWTH
                                                                         ALLOCATION--                        ALLOCATION--
                                                                         SERVICE CLASS                       SERVICE CLASS
                                                               --------------------------------    --------------------------------
                                                                    2007             2006(A)            2007             2006(A)
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................    $  1,517,407       $   118,688      $    793,189      $    118,365
     Net realized gain (loss) on investments................       1,544,526          (351,143)        1,392,174            51,389
     Realized gain distribution received....................       3,721,777           266,344         5,980,435           502,977
     Change in unrealized appreciation (depreciation) on
       investments..........................................       1,445,952         4,762,167         1,480,004         5,794,903
                                                                ------------       -----------      ------------      ------------
       Net increase (decrease) in net assets resulting from
          operations........................................       8,229,662         4,796,056         9,645,802         6,467,634
                                                                ------------       -----------      ------------      ------------
  Contributions and (Withdrawals):
     Payments received from policyowners....................      52,643,209        41,647,389        58,372,118        50,139,596
     Policyowners' surrenders...............................      (9,903,898)       (1,874,686)       (8,523,117)       (1,971,966)
     Policyowners' annuity and death benefits...............      (1,256,263)         (203,484)         (461,215)          (19,175)
     Net transfers from (to) Fixed Account..................      14,560,590         7,386,608        14,531,423         7,562,636
     Transfers between Investment Divisions.................      26,495,050        41,494,902        22,725,182        41,177,275
     Contribution (withdrawals) of seed money by New York
       Life Insurance and Annuity Corporation...............        (280,539)          250,000          (286,972)          250,000
                                                                ------------       -----------      ------------      ------------
       Net contributions and (withdrawals)..................      82,258,149        88,700,729        86,357,419        97,138,366
                                                                ------------       -----------      ------------      ------------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................         (32,844)          (16,864)          (38,458)          (20,689)
                                                                ------------       -----------      ------------      ------------
          Increase (decrease) in net assets.................      90,454,967        93,479,921        95,964,763       103,585,311
NET ASSETS:
     Beginning of year......................................      93,479,921                --       103,585,311                --
                                                                ------------       -----------      ------------      ------------
     End of year............................................    $183,934,888       $93,479,921      $199,550,074      $103,585,311
                                                                ============       ===========      ============      ============




Not all investment divisions are available under all policies.
(a) For the period February 13, 2006 (Commencement of Investments) through December 31, 2006.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III









              MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP
               LARGE CAP                      MID CAP                       MID CAP                       MID CAP
                GROWTH--                       CORE--                       GROWTH--                      VALUE--
             SERVICE CLASS                 SERVICE CLASS                 SERVICE CLASS                 SERVICE CLASS
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2007           2006           2007           2006           2007           2006           2007           2006
     -----------------------------------------------------------------------------------------------------------------------



       $  (598,012)   $  (390,250)  $ (1,515,410)  $ (1,399,112)  $ (2,224,509)  $ (1,966,300)  $ (1,201,998)  $ (2,193,115)
           891,078        124,230      3,862,932      2,224,960      5,989,590      6,413,402      4,234,358      2,637,059
                --             --     11,405,849        615,075     10,141,291      2,268,593     13,664,107      1,957,953

         6,334,725      1,560,579    (11,167,817)     9,255,316      3,383,701      1,174,458    (21,653,089)    13,614,314
       -----------    -----------   ------------   ------------   ------------   ------------   ------------   ------------

         6,627,791      1,294,559      2,585,554     10,696,239     17,290,073      7,890,153     (4,956,622)    16,016,211
       -----------    -----------   ------------   ------------   ------------   ------------   ------------   ------------

         8,064,080      7,395,000     18,790,548     17,675,659     14,185,951     21,100,845     17,935,453     22,028,414
        (2,002,334)    (1,094,378)    (5,922,883)    (3,683,385)    (7,615,759)    (5,533,619)   (10,439,867)    (5,610,930)
          (110,577)       (51,749)      (378,808)      (419,548)      (527,636)      (159,177)      (689,291)      (708,306)
         2,251,869      1,938,399      3,147,826      3,870,801      2,971,856      4,195,259      3,661,064      5,665,006
         4,869,869      1,399,607     (2,952,368)    (1,514,190)    (3,751,359)    (9,920,328)    (5,713,334)    (9,908,861)
       -----------    -----------   ------------   ------------   ------------   ------------   ------------   ------------
        13,072,907      9,586,879     12,684,315     15,929,337      5,263,053      9,682,980      4,754,025     11,465,323
       -----------    -----------   ------------   ------------   ------------   ------------   ------------   ------------


           (25,063)        (8,162)       (11,735)       (50,460)       (72,022)       (64,549)        10,264        (68,577)
       -----------    -----------   ------------   ------------   ------------   ------------   ------------   ------------
        19,675,635     10,873,276     15,258,134     26,575,116     22,481,104     17,508,584       (192,333)    27,412,957

        30,413,522     19,540,246    100,836,919     74,261,803    127,431,706    109,923,122    154,113,907    126,700,950
       -----------    -----------   ------------   ------------   ------------   ------------   ------------   ------------
       $50,089,157    $30,413,522   $116,095,053   $100,836,919   $149,912,810   $127,431,706   $153,921,574   $154,113,907
       ===========    ===========   ============   ============   ============   ============   ============   ============






              MAINSTAY VP                   MAINSTAY VP
                S&P 500                      SMALL CAP                    MAINSTAY VP                   MAINSTAY VP
                INDEX--                       GROWTH--                   TOTAL RETURN--                   VALUE--
             SERVICE CLASS                 SERVICE CLASS                 SERVICE CLASS                 SERVICE CLASS
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2007           2006           2007           2006           2007           2006           2007           2006
     -----------------------------------------------------------------------------------------------------------------------



      $   (282,780)  $ (2,345,203)   $(1,086,206)   $(1,095,207)   $   226,247    $  (500,109)  $   (110,203)   $(1,067,614)
         6,656,139      3,035,684      1,461,041      1,789,108      1,219,905        677,663      3,210,362      1,671,794
                --             --      5,066,617            606      3,274,857        612,174      9,080,567      1,457,508

         1,322,101     25,093,961     (8,767,104)     2,337,920     (2,065,516)     2,495,779    (12,013,541)    10,926,618
      ------------   ------------    -----------    -----------    -----------    -----------   ------------    -----------

         7,695,460     25,784,442     (3,325,652)     3,032,427      2,655,493      3,285,507        167,185     12,988,306
      ------------   ------------    -----------    -----------    -----------    -----------   ------------    -----------

        24,783,255     27,700,133      4,912,137      8,422,913      3,045,375      5,251,264     14,187,358     15,694,810
       (15,123,265)    (8,765,610)    (3,531,505)    (2,987,897)    (2,874,155)    (2,038,414)    (6,242,351)    (3,684,517)
          (972,715)      (971,644)      (252,061)      (238,230)      (324,137)      (169,265)      (500,336)      (442,968)
         4,768,310      5,994,400        767,128      2,365,846        773,060        852,594      2,517,492      3,187,148
       (12,168,378)    (9,245,454)    (4,182,852)    (6,929,351)    (3,043,738)    (2,818,218)    (5,084,648)     1,761,743

                --             --             --             --             --             --             --             --
      ------------   ------------    -----------    -----------    -----------    -----------   ------------    -----------
         1,287,207     14,711,825     (2,287,153)       633,281     (2,423,595)     1,077,961      4,877,515     16,516,216
      ------------   ------------    -----------    -----------    -----------    -----------   ------------    -----------


           (38,265)      (114,686)        13,355        (28,742)       (11,855)       (16,673)        (5,795)       (53,784)
      ------------   ------------    -----------    -----------    -----------    -----------   ------------    -----------
         8,944,402     40,381,581     (5,599,450)     3,636,966        220,043      4,346,795      5,038,905     29,450,738


       223,987,747    183,606,166     70,912,451     67,275,485     47,241,635     42,894,840     99,181,228     69,730,490
      ------------   ------------    -----------    -----------    -----------    -----------   ------------    -----------
      $232,932,149   $223,987,747    $65,313,001    $70,912,451    $47,461,678    $47,241,635   $104,220,133    $99,181,228
      ============   ============    ===========    ===========    ===========    ===========   ============    ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2007
and December 31, 2006



                                                                                                            COLUMBIA SMALL
                                                                     ALGER AMERICAN SMALL                   CAP VALUE FUND,
                                                                       CAPITALIZATION--                    VARIABLE SERIES--
                                                                        CLASS S SHARES                          CLASS B
                                                               --------------------------------    --------------------------------
                                                                    2007              2006              2007              2006
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $  (983,751)      $  (722,200)      $  (677,085)      $  (431,809)
     Net realized gain (loss) on investments................       3,719,715         1,325,987         1,778,503           609,248
     Realized gain distribution received....................              --                --         5,731,242         1,127,346
     Change in unrealized appreciation (depreciation) on
       investments..........................................       6,084,778         6,475,942        (8,986,242)        4,058,012
                                                                 -----------       -----------       -----------       -----------
       Net increase (decrease) in net assets resulting from
          operations........................................       8,820,742         7,079,729        (2,153,582)        5,362,797
                                                                 -----------       -----------       -----------       -----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................       6,136,073        13,324,211         8,082,516        11,313,493
     Policyowners' surrenders...............................      (3,452,074)       (1,979,801)       (3,383,640)       (1,742,721)
     Policyowners' annuity and death benefits...............         (70,976)         (127,911)         (167,214)         (145,863)
     Net transfers from (to) Fixed Account..................         970,090         1,945,607         1,586,402         2,944,505
     Transfers between Investment Divisions.................      (4,657,831)        3,503,488        (5,119,651)       11,535,862
                                                                 -----------       -----------       -----------       -----------
       Net contributions and (withdrawals)..................      (1,074,718)       16,665,594           998,413        23,905,276
                                                                 -----------       -----------       -----------       -----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................         (32,263)          (36,215)            7,755           (22,423)
                                                                 -----------       -----------       -----------       -----------
          Increase (decrease) in net assets.................       7,713,761        23,709,108        (1,147,414)       29,245,650
NET ASSETS:
     Beginning of year......................................      56,323,579        32,614,471        50,913,539        21,667,889
                                                                 -----------       -----------       -----------       -----------
     End of year............................................     $64,037,340       $56,323,579       $49,766,125       $50,913,539
                                                                 ===========       ===========       ===========       ===========








                                                                      JANUS ASPEN SERIES                  JANUS ASPEN SERIES
                                                                          BALANCED--                      WORLDWIDE GROWTH--
                                                                        SERVICE SHARES                      SERVICE SHARES
                                                               --------------------------------    --------------------------------
                                                                    2007              2006              2007              2006
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................    $    871,269      $    408,114       $  (344,134)      $    33,638
     Net realized gain (loss) on investments................       2,169,091         1,359,922         1,205,454           541,515
     Realized gain distribution received....................              --                --                --                --
     Change in unrealized appreciation (depreciation) on
       investments..........................................       5,959,978         6,159,147         1,495,676         3,803,338
                                                                ------------      ------------       -----------       -----------
       Net increase (decrease) in net assets resulting from
          operations........................................       9,000,338         7,927,183         2,356,996         4,378,491
                                                                ------------      ------------       -----------       -----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................      13,282,294        12,474,276         5,505,221         4,029,316
     Policyowners' surrenders...............................      (6,536,395)       (4,644,752)       (1,840,465)       (1,465,531)
     Policyowners' annuity and death benefits...............        (704,427)       (1,003,348)         (137,298)          (37,272)
     Net transfers from (to) Fixed Account..................       3,300,060         3,320,832           793,803           725,425
     Transfers between Investment Divisions.................        (648,071)       (2,493,509)         (413,780)       (1,878,136)
                                                                ------------      ------------       -----------       -----------
       Net contributions and (withdrawals)..................       8,693,461         7,653,499         3,907,481         1,373,802
                                                                ------------      ------------       -----------       -----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................         (37,349)          (35,549)          (12,340)          (15,735)
                                                                ------------      ------------       -----------       -----------
          Increase (decrease) in net assets.................      17,656,450        15,545,133         6,252,137         5,736,558
NET ASSETS:
     Beginning of year......................................     101,226,881        85,681,748        31,564,406        25,827,848
                                                                ------------      ------------       -----------       -----------
     End of year............................................    $118,883,331      $101,226,881       $37,816,543       $31,564,406
                                                                ============      ============       ===========       ===========




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III









               DREYFUS IP                                               FIDELITY(R) VIP
               TECHNOLOGY                 FIDELITY(R) VIP                   EQUITY-                   FIDELITY(R) VIP
                GROWTH--                  CONTRAFUND(R)--                   INCOME--                     MID CAP--
             SERVICE SHARES               SERVICE CLASS 2               SERVICE CLASS 2               SERVICE CLASS 2
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2007           2006           2007           2006           2007           2006           2007           2006
     -----------------------------------------------------------------------------------------------------------------------



       $  (416,631)   $  (359,619)  $ (2,311,104)  $ (1,140,040)  $    249,505   $  1,850,537   $ (2,165,952)  $ (2,399,217)
           567,188         79,293      5,761,653      2,384,032      2,166,963      1,123,061      7,240,752      4,625,602
                --             --     83,709,146     20,417,114     15,039,457     16,129,006     18,545,789     19,509,813

         3,037,210        809,478    (43,118,863)    (1,151,303)   (18,940,056)     2,678,510      2,566,118     (4,753,011)
       -----------    -----------   ------------   ------------   ------------   ------------   ------------   ------------

         3,187,767        529,152     44,040,832     20,509,803     (1,484,131)    21,781,114     26,186,707     16,983,187
       -----------    -----------   ------------   ------------   ------------   ------------   ------------   ------------

         3,202,832      3,637,067     53,471,840     58,964,797     30,601,679     26,658,811     22,051,109     28,484,016
        (1,699,773)    (1,193,598)   (14,789,150)    (7,856,268)    (9,903,327)    (5,579,781)   (16,715,204)   (11,237,454)
          (110,825)      (145,742)    (1,244,045)      (750,454)      (702,012)      (614,059)      (840,487)      (717,491)
           551,810        595,626     12,268,340     13,605,907      6,223,957      4,637,573      5,385,413      5,362,456
          (563,638)      (580,164)    (7,499,684)     4,316,813     (2,441,876)     2,315,791     (8,972,809)     2,185,580
       -----------    -----------   ------------   ------------   ------------   ------------   ------------   ------------
         1,380,406      2,313,189     42,207,301     68,280,795     23,778,421     27,418,335        908,022     24,077,107
       -----------    -----------   ------------   ------------   ------------   ------------   ------------   ------------


           (14,248)        (2,925)      (183,845)      (114,494)        (3,539)       (92,493)      (102,850)       (98,477)
       -----------    -----------   ------------   ------------   ------------   ------------   ------------   ------------
         4,553,925      2,839,416     86,064,288     88,676,104     22,290,751     49,106,956     26,991,879     40,961,817

        25,004,981     22,165,565    260,596,026    171,919,922    155,320,120    106,213,164    191,458,543    150,496,726
       -----------    -----------   ------------   ------------   ------------   ------------   ------------   ------------
       $29,558,906    $25,004,981   $346,660,314   $260,596,026   $177,610,871   $155,320,120   $218,450,422   $191,458,543
       ===========    ===========   ============   ============   ============   ============   ============   ============





                                                                                                         NEUBERGER
                                                                                                         BERMAN AMT
                                                                                                          MID-CAP
            MFS(R) INVESTORS              MFS(R) RESEARCH               MFS(R) UTILITIES                   GROWTH
             TRUST SERIES--                   SERIES--                      SERIES--                    PORTFOLIO--
             SERVICE CLASS                 SERVICE CLASS                 SERVICE CLASS                    CLASS S
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2007           2006           2007           2006           2007           2006           2007           2006
     -----------------------------------------------------------------------------------------------------------------------



       $  (72,948)    $  (83,175)    $  (104,676)   $ (100,375)   $ (3,426,618)  $    617,984    $  (422,605)   $  (251,561)
          185,187        290,420         450,228       249,929      10,124,464      6,136,316      2,207,137      1,048,674
           61,124             --              --            --      27,977,178      8,728,554             --             --

          412,305        386,395         666,882       518,119      59,027,569     48,935,783      2,555,112        948,952
       ----------     ----------     -----------    ----------    ------------   ------------    -----------    -----------

          585,668        593,640       1,012,434       667,673      93,702,593     64,418,637      4,339,644      1,746,065
       ----------     ----------     -----------    ----------    ------------   ------------    -----------    -----------

          787,187        844,305       1,160,955     1,114,450      84,815,493     52,772,968      5,663,425      3,640,862
         (368,657)      (223,513)       (580,994)     (348,615)    (29,908,137)   (15,919,899)    (1,719,930)      (979,162)
          (25,702)        (1,072)        (48,623)      (47,413)     (1,920,181)    (1,624,719)       (83,677)       (16,841)
          195,747        275,137         356,620       245,797      20,778,074     14,140,197        907,614        477,531
           69,582       (148,269)       (125,230)     (315,147)     43,937,128     22,639,403      7,589,606      2,130,793
       ----------     ----------     -----------    ----------    ------------   ------------    -----------    -----------
          658,157        746,588         762,728       649,072     117,702,377     72,007,950     12,357,038      5,253,183
       ----------     ----------     -----------    ----------    ------------   ------------    -----------    -----------


           (2,341)        (3,115)         (4,190)       (3,681)       (282,255)      (248,739)       (17,830)        (8,648)
       ----------     ----------     -----------    ----------    ------------   ------------    -----------    -----------
        1,241,484      1,337,113       1,770,972     1,313,064     211,122,715    136,177,848     16,678,852      6,990,600

        6,783,459      5,446,346       8,834,563     7,521,499     322,555,614    186,377,766     18,409,919     11,419,319
       ----------     ----------     -----------    ----------    ------------   ------------    -----------    -----------
       $8,024,943     $6,783,459     $10,605,535    $8,834,563    $533,678,329   $322,555,614    $35,088,771    $18,409,919
       ==========     ==========     ===========    ==========    ============   ============    ===========    ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2007
and December 31, 2006



                                                                                                              VAN KAMPEN
                                                                         T. ROWE PRICE                       UIF EMERGING
                                                                         EQUITY INCOME                     MARKETS EQUITY--
                                                                         PORTFOLIO--II                         CLASS II
                                                               --------------------------------    --------------------------------
                                                                    2007              2006              2007              2006
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................    $   (109,396)     $   (311,238)     $ (1,336,757)      $  (511,758)
     Net realized gain (loss) on investments................       3,716,757           754,483        10,044,630         2,690,634
     Realized gain distribution received....................      13,036,401         5,033,256        13,028,309         1,538,638
     Change in unrealized appreciation (depreciation) on
       investments..........................................     (14,371,305)       20,636,799        15,982,610        15,781,405
                                                                ------------      ------------      ------------       -----------
       Net increase (decrease) in net assets resulting from
          operations........................................       2,272,457        26,113,300        37,718,792        19,498,919
                                                                ------------      ------------      ------------       -----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................      33,739,055        31,248,196        28,349,921        22,823,953
     Policyowners' surrenders...............................     (12,902,701)       (6,332,650)       (5,921,441)       (2,795,538)
     Policyowners' annuity and death benefits...............      (1,265,614)       (1,095,090)         (221,533)          (98,392)
     Net transfers from (to) Fixed Account..................       7,493,567         7,573,830         4,445,105         3,750,936
     Transfers between Investment Divisions.................      (5,797,800)         (317,714)       (2,525,258)        7,114,934
                                                                ------------      ------------      ------------       -----------
       Net contributions and (withdrawals)..................      21,266,507        31,076,572        24,126,794        30,795,893
                                                                ------------      ------------      ------------       -----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................         (18,823)         (110,566)         (164,016)          (86,799)
                                                                ------------      ------------      ------------       -----------
          Increase (decrease) in net assets.................      23,520,141        57,079,306        61,681,570        50,208,013
NET ASSETS:
     Beginning of year......................................     194,544,174       137,464,868        90,541,349        40,333,336
                                                                ------------      ------------      ------------       -----------
     End of year............................................    $218,064,315      $194,544,174      $152,222,919       $90,541,349
                                                                ============      ============      ============       ===========







                                               VICTORY VIF
                                               DIVERSIFIED
                                                 STOCK--
                                             CLASS A SHARES
                                    --------------------------------
                                         2007              2006
                                    --------------------------------

INCREASE (DECREASE) IN NET
  ASSETS:
  Operations:
     Net investment income
       (loss)....................     $  (214,024)      $  (239,419)
     Net realized gain (loss) on
       investments...............         958,409           485,172
     Realized gain distribution
       received..................       1,946,548           585,003
     Change in unrealized
       appreciation
       (depreciation) on
       investments...............        (780,172)        1,433,492
                                      -----------       -----------
       Net increase (decrease) in
          net assets resulting
          from operations........       1,910,761         2,264,248
                                      -----------       -----------
  Contributions and
     (Withdrawals):
     Payments received from
       policyowners..............       2,033,306         2,851,616
     Policyowners' surrenders....      (2,212,976)       (1,200,065)
     Policyowners' annuity and
       death benefits............          (1,334)          (29,070)
     Net transfers from (to)
       Fixed Account.............         580,412         1,166,954
     Transfers between Investment
       Divisions.................         391,510         1,509,534
                                      -----------       -----------
       Net contributions and
          (withdrawals)..........         790,918         4,298,969
                                      -----------       -----------
     Increase (decrease)
       attributable to New York
       Life Insurance and Annuity
       Corporation charges
       retained by the Separate
       Account...................          (7,033)           (9,620)
                                      -----------       -----------
          Increase (decrease) in
            net assets...........       2,694,646         6,553,597
NET ASSETS:
     Beginning of year...........      22,864,157        16,310,560
                                      -----------       -----------
     End of year.................     $25,558,803       $22,864,157
                                      ===========       ===========




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III







                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTES TO FINANCIAL STATEMENTS

NOTE 1--Organization and Accounting Policies:

--------------------------------------------------------------------------------

NYLIAC Variable Annuity Separate Account-III ("Separate Account") was established on November 30, 1994, under Delaware law by New York Life Insurance and Annuity Corporation ("NYLIAC"), a wholly-owned subsidiary of New York Life Insurance Company. The Separate Account funds Series I policies (New York Life Variable Annuity, New York Life Flexible Premium Variable Annuity and New York Life Plus Variable Annuity), Series II policies (New York Life Access Variable Annuity), Series III policies (New York Life Premium Plus Variable Annuity), Series IV policies (New York Life Essentials Variable Annuity and New York Life Plus II Variable Annuity), Series V policies (New York Life Select Variable Annuity) and Series VI policies (New York Life Premium Plus II Variable Annuity). All Series include policies formerly known as LifeStages(R) and MainStay. Effective December 4, 2006, sales of the New York Life Variable Annuity and New York Life Plus Variable Annuity were discontinued. Sales of the Series II policies formerly known as MainStay Access Variable Annuity were discontinued effective October 14, 2002.

     The Separate Account was established to receive and invest premium payments under Non-Qualified Deferred and Tax-Qualified Deferred Flexible Premium Variable Annuity Policies issued by NYLIAC. The Non-Qualified policies are designed to establish retirement benefits to provide individuals with supplemental retirement income. The Qualified policies are designed to establish retirement benefits for individuals who participate in tax-qualified pension, profit sharing or annuity plans. The policies are distributed by NYLIFE Distributors LLC and sold by registered representatives of NYLIFE Securities LLC and certain banking and financial institutions that have entered into selling agreements with NYLIAC and registered representatives of unaffiliated broker-dealers. NYLIFE Securities LLC is a wholly-owned subsidiary of NYLIFE LLC and NYLIFE Distributors LLC is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC ("NYLIM Holdings"). NYLIFE LLC and NYLIM Holdings are both wholly-owned subsidiaries of New York Life Insurance Company. The Separate Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.

     The assets of the Separate Account, which are currently all in the accumulation phase, are invested in shares of eligible portfolios of the MainStay VP Series Fund, Inc., the Alger American Fund, the Calvert Variable Series, Inc., the Dreyfus Investment Portfolios, the Columbia Funds Variable Insurance Trust, the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, the MFS(R) Variable Insurance Trust(SM), the Neuberger Berman Advisers Management Trust, the Royce Capital Fund, the T. Rowe Price Equity Series, Inc., the Van Eck Worldwide Insurance Trust, the Universal Institutional Funds, Inc. and the Victory Variable Insurance Funds (collectively, "Funds"). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account and the Dollar Cost Averaging Advantage Plan Accounts represent the general assets of NYLIAC. NYLIAC's Fixed Account and the Dollar Cost Averaging Advantage Plan Accounts may be charged with liabilities arising out of other business NYLIAC may conduct.

     New York Life Investment Management LLC ("NYLIM"), a wholly-owned subsidiary of NYLIM Holdings, provides investment advisory services to the MainStay VP Series Fund, Inc. for a fee. NYLIM retains several sub-advisers, including MacKay Shields LLC, a wholly-owned subsidiary of NYLIM Holdings, Institutional Capital LLC, a wholly-owned subsidiary of NYLIM Holdings, Lord, Abbett & Co. LLC and Winslow Capital Management Inc., to provide investment advisory services to certain portfolios of the MainStay VP Series Fund, Inc.

     The MainStay VP Cash Management, CVS Calvert Social Balanced Portfolio, Royce Micro-Cap Portfolio--Investment Class, Royce Small-Cap Portfolio--Investment Class and the Van Eck Worldwide Hard Assets offer one class of shares under this Separate Account which are presented within the initial class section. The MainStay VP Balanced--Service Class, MainStay VP Conservative Allocation--Service Class, MainStay VP Floating Rate--Service Class, MainStay VP Growth Allocation--Service Class, MainStay VP Moderate Allocation--Service Class, MainStay VP Moderate Growth Allocation--Service Class, Columbia Small Cap Value Fund, Variable Series--Class B, Fidelity(R) VIP Mid Cap--Service Class 2 and Victory VIF Diversified Stock--Class A Shares offer one class of shares under this Separate Account which are presented within the service class section.

     The following Investment Divisions, with their respective fund portfolios, are available in this Separate Account:

MainStay VP Bond--Initial Class
MainStay VP Capital Appreciation--Initial Class
MainStay VP Cash Management
MainStay VP Common Stock--Initial Class
MainStay VP Convertible--Initial Class
MainStay VP Developing Growth--Initial Class
MainStay VP Government--Initial Class
MainStay VP High Yield Corporate Bond--Initial Class
MainStay VP ICAP Select Equity--Initial Class(1,2)
MainStay VP International Equity--Initial Class
MainStay VP Large Cap Growth--Initial Class
MainStay VP Mid Cap Core--Initial Class
MainStay VP Mid Cap Growth--Initial Class
MainStay VP Mid Cap Value--Initial Class
MainStay VP S&P 500 Index--Initial Class
MainStay VP Small Cap Growth--Initial Class
MainStay VP Total Return--Initial Class
MainStay VP Value--Initial Class
Alger American Small Capitalization--Class O Shares(3)
CVS Calvert Social Balanced Portfolio
Dreyfus IP Technology Growth--Initial Shares
Fidelity(R) VIP Contrafund(R)--Initial Class
Fidelity(R) VIP Equity-Income--Initial Class
Janus Aspen Series Balanced--Institutional Shares
Janus Aspen Series Worldwide Growth--Institutional Shares
MFS(R) Investors Trust Series--Initial Class
MFS(R) Research Series--Initial Class
MFS(R) Utilities Series--Initial Class
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class I

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------

Royce Micro-Cap Portfolio--Investment Class
Royce Small-Cap Portfolio--Investment Class
T. Rowe Price Equity Income Portfolio
Van Eck Worldwide Hard Assets
Van Kampen UIF Emerging Markets Equity--Class I
MainStay VP Balanced--Service Class
MainStay VP Bond--Service Class
MainStay VP Capital Appreciation--Service Class
MainStay VP Common Stock--Service Class
MainStay VP Conservative Allocation--Service Class
MainStay VP Convertible--Service Class
MainStay VP Developing Growth--Service Class
MainStay VP Floating Rate--Service Class
MainStay VP Government--Service Class
MainStay VP Growth Allocation--Service Class
MainStay VP High Yield Corporate Bond--Service Class
MainStay VP ICAP Select Equity--Service Class(4,5)
MainStay VP International Equity--Service Class
MainStay VP Large Cap Growth--Service Class
MainStay VP Mid Cap Core--Service Class
MainStay VP Mid Cap Growth--Service Class
MainStay VP Mid Cap Value--Service Class
MainStay VP Moderate Allocation--Service Class
MainStay VP Moderate Growth Allocation--Service Class
MainStay VP S&P 500 Index--Service Class
MainStay VP Small Cap Growth--Service Class
MainStay VP Total Return--Service Class
MainStay VP Value--Service Class
Alger American Small Capitalization--Class S Shares(6)
Columbia Small Cap Value Fund, Variable Series--Class B
Dreyfus IP Technology Growth--Service Shares
Fidelity(R) VIP Contrafund(R)--Service Class 2
Fidelity(R) VIP Equity-Income--Service Class 2
Fidelity(R) VIP Mid Cap--Service Class 2
Janus Aspen Series Balanced--Service Shares
Janus Aspen Series Worldwide Growth--Service Shares
MFS(R) Investors Trust Series--Service Class
MFS(R) Research Series--Service Class
MFS(R) Utilities Series--Service Class
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S
T. Rowe Price Equity Income Portfolio--II
Van Kampen UIF Emerging Markets Equity--Class II
Victory VIF Diversified Stock--Class A Shares

     Not all investment divisions are available under all policies.

     For all policies within Series I, III, IV, V and VI, initial premium payments are allocated to the Investment Divisions, Fixed Account(s) and/or Dollar Cost Averaging Advantage Plan Accounts (where available) within two Business Days after receipt. For Series IV policies, there are two Fixed Accounts available, a one-year and a three-year Fixed Account. For Series I, III, IV, V and VI, subsequent premium payments are allocated to the Investment Divisions, one year Fixed Account, three year Fixed Account (where available), and/or Dollar Cost Averaging Plan Accounts (where available) at the close of the Business Day they are received. For Series II policies, formerly known as LifeStages(R) Access Variable Annuity, subsequent premium payments are not permitted for policies purchased prior to November 15, 2004. For Series II policies, formerly known as MainStay Access Variable Annuity, subsequent premium payments are not permitted. In those states where NYLIAC offers a single premium version of the Series III and VI policies, only one premium payment is allowed. In those states where NYLIAC offers a modified version of the Series IV and V policies, subsequent premium payments are allowed only during the first policy year. In addition, for Series I, II, III, V and VI policies, the policyowner has the option to transfer amounts between the Investment Divisions of the Separate Account and the Fixed Account of NYLIAC subject to certain restrictions. For Series IV policies, the policyowner has the option to transfer amounts between the Investment divisions of the Separate Account and the one-year Fixed Account of NYLIAC. On the accompanying statement of changes in net assets, all references to the Fixed Account include the Fixed Account and the Dollar Cost Averaging Advantage Accounts.

     No Federal income tax is payable on investment income or capital gains of the Separate Account under current Federal income tax law.

     Security Valuation--The investments are valued at the net asset value of shares of the respective Fund portfolios.

     Security Transactions--Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

     Distributions Received--Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding portfolio.

-------

(1) Formerly MainStay VP Basic Value--Initial Class

(2) The MainStay VP Income & Growth--Initial Class portfolio merged with and into the MainStay VP ICAP Select Equity--Initial Class portfolio on August 17, 2007.

(3) New allocations to Alger American Small Capitalization--Class O Shares investment division will not be accepted from policyowners who were not invested in the investment division as of June 1, 2007.

(4) Formerly MainStay VP Basic Value--Service Class

(5) The MainStay VP Income & Growth--Service Class portfolio merged with and into the MainStay VP ICAP Select Equity--Service Class portfolio on August 17, 2007.

(6) New allocations to Alger American Small Capitalization--Class S Shares investment division will not be accepted from policyowners who were not invested in the investment division as of June 1, 2007.

--------------------------------------------------------------------------------

     In September 2006, the FASB issued SFAS No. 157, "Fair Value Measurements." This Statement defines fair value, establishes a framework for measuring fair value in GAAP, and expands disclosures around fair value measurements. The application of this Statement could change current practices in determining fair value. The guidance in SFAS No. 157 will be applied prospectively with certain exceptions. This statement is effective January 1, 2008, at which time the Company plans to adopt this guidance. The Company is currently evaluating the impact of SFAS No. 157 on the Company's consolidated financial statements.

     The amounts shown as net receivable (payable) to NYLIAC on the Statement of Assets and Liabilities reflect transactions that occurred on the last business day of the reporting period. These amounts will be deposited to or withdrawn from the separate account in accordance with the policyowners' instructions on the first business day subsequent to the close of the period presented.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 2--Investments (in 000's):

--------------------------------------------------------------------------------

At December 31, 2007, the investments of the Separate Account are as follows:





                                              MAINSTAY VP
                            MAINSTAY VP         CAPITAL         MAINSTAY VP       MAINSTAY VP
                              BOND--        APPRECIATION--         CASH         COMMON STOCK--
                           INITIAL CLASS     INITIAL CLASS      MANAGEMENT       INITIAL CLASS
                          --------------------------------------------------------------------


Number of shares.......        11,254             8,188           281,370             9,289

Identified cost........      $154,354          $207,867          $281,364          $194,120







                            MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                             LARGE CAP          MID CAP           MID CAP           MID CAP
                             GROWTH--           CORE--           GROWTH--           VALUE--
                           INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                          --------------------------------------------------------------------


Number of shares.......         4,872             4,696             5,983             9,781

Identified cost........       $60,779           $62,135           $70,282          $109,068



Investment activity for the year ended December 31, 2007 was as follows:





                                              MAINSTAY VP
                            MAINSTAY VP         CAPITAL         MAINSTAY VP       MAINSTAY VP
                              BOND--        APPRECIATION--         CASH         COMMON STOCK--
                           INITIAL CLASS     INITIAL CLASS      MANAGEMENT       INITIAL CLASS
                          --------------------------------------------------------------------


Purchases..............       $13,781           $ 2,213          $247,637           $22,078

Proceeds from sales....        31,535            61,087           150,101            56,828







                            MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                             LARGE CAP          MID CAP           MID CAP           MID CAP
                             GROWTH--           CORE--           GROWTH--           VALUE--
                           INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                          --------------------------------------------------------------------


Purchases..............       $ 4,936           $11,629           $11,944           $16,829

Proceeds from sales....        16,040            14,964            22,301            31,139



Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------


                                                              MAINSTAY VP
                          MAINSTAY VP                         HIGH YIELD        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
        MAINSTAY VP       DEVELOPING        MAINSTAY VP        CORPORATE        ICAP SELECT        INCOME &        INTERNATIONAL
       CONVERTIBLE--       GROWTH--        GOVERNMENT--         BOND--           EQUITY--          GROWTH--          EQUITY--
       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
      --------------------------------------------------------------------------------------------------------------------------


           12,123             1,986            10,064            50,671             6,711              --               6,822

         $129,024           $20,879          $109,935          $474,105           $85,369             $--            $101,500






                                                                                   ALGER
        MAINSTAY VP       MAINSTAY VP                                         AMERICAN SMALL      CVS CALVERT       DREYFUS IP
          S&P 500          SMALL CAP        MAINSTAY VP       MAINSTAY VP       CAPITALIZA-         SOCIAL          TECHNOLOGY
          INDEX--          GROWTH--       TOTAL RETURN--        VALUE--           TION--           BALANCED          GROWTH--
       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS    CLASS O SHARES       PORTFOLIO      INITIAL SHARES
      --------------------------------------------------------------------------------------------------------------------------


           14,564             3,914             8,436            10,961             2,359            21,011             1,741

         $372,165           $38,512          $152,787          $171,445           $40,649           $38,616           $15,484








                                                              MAINSTAY VP
                          MAINSTAY VP                         HIGH YIELD        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
        MAINSTAY VP       DEVELOPING        MAINSTAY VP        CORPORATE        ICAP SELECT        INCOME &        INTERNATIONAL
       CONVERTIBLE--       GROWTH--        GOVERNMENT--         BOND--           EQUITY--          GROWTH--          EQUITY--
       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
      --------------------------------------------------------------------------------------------------------------------------


          $12,005           $7,587            $12,401          $ 53,503           $55,857           $ 9,254           $23,350

           35,335            7,391             29,490           141,693            15,534            51,401            29,322






                                                                                   ALGER
        MAINSTAY VP       MAINSTAY VP                                         AMERICAN SMALL      CVS CALVERT       DREYFUS IP
          S&P 500          SMALL CAP        MAINSTAY VP       MAINSTAY VP       CAPITALIZA-         SOCIAL          TECHNOLOGY
          INDEX--          GROWTH--       TOTAL RETURN--        VALUE--           TION--           BALANCED          GROWTH--
       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS    CLASS O SHARES       PORTFOLIO      INITIAL SHARES
      --------------------------------------------------------------------------------------------------------------------------


         $ 11,795           $ 4,331           $15,458           $24,356           $ 2,008           $5,876            $2,333

          116,872            13,930            38,580            48,182            24,114            8,954             5,433

--------------------------------------------------------------------------------







                                                                                  JANUS ASPEN
                            FIDELITY(R)       FIDELITY(R)       JANUS ASPEN         SERIES
                                VIP               VIP             SERIES           WORLDWIDE
                              CONTRA-           EQUITY-         BALANCED--         GROWTH--
                             FUND(R)--         INCOME--        INSTITUTIONAL     INSTITUTIONAL
                           INITIAL CLASS     INITIAL CLASS        SHARES            SHARES
                          --------------------------------------------------------------------


Number of shares.......        14,486             8,161            13,442             4,849

Identified cost........      $367,698          $186,564          $315,309          $167,740









                                              VAN KAMPEN
                                             UIF EMERGING
                              VAN ECK           MARKETS
                             WORLDWIDE         EQUITY--
                            HARD ASSETS         CLASS I
                          --------------------------------


Number of shares.......        10,339             5,246

Identified cost........      $292,706           $78,373









                                                                                  JANUS ASPEN
                            FIDELITY(R)       FIDELITY(R)       JANUS ASPEN         SERIES
                                VIP               VIP             SERIES           WORLDWIDE
                              CONTRA-           EQUITY-         BALANCED--         GROWTH--
                             FUND(R)--         INCOME--        INSTITUTIONAL     INSTITUTIONAL
                           INITIAL CLASS     INITIAL CLASS        SHARES            SHARES
                          --------------------------------------------------------------------


Purchases..............      $109,534           $25,345          $ 14,212           $ 3,331

Proceeds from sales....        86,076            48,385           107,918            45,592









                                              VAN KAMPEN
                                             UIF EMERGING
                              VAN ECK           MARKETS
                          WORLDWIDE HARD       EQUITY--
                              ASSETS            CLASS I
                          --------------------------------


Purchases..............      $117,146           $31,743

Proceeds from sales....        50,883            34,337



Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------


                                                               NEUBERGER
          MFS(R)                                                BERMAN             ROYCE             ROYCE
         INVESTORS          MFS(R)            MFS(R)          AMT MID-CAP        MICRO-CAP         SMALL-CAP       T. ROWE PRICE
           TRUST           RESEARCH          UTILITIES          GROWTH          PORTFOLIO--       PORTFOLIO--         EQUITY
         SERIES--          SERIES--          SERIES--         PORTFOLIO--       INVESTMENT        INVESTMENT          INCOME
       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS        CLASS I            CLASS             CLASS           PORTFOLIO
      --------------------------------------------------------------------------------------------------------------------------


              995             1,309              185               257              4,707             4,305             8,217

          $17,209           $18,871           $4,893            $4,609            $67,563           $45,334          $168,470





                                                               NEUBERGER
          MFS(R)                                                BERMAN             ROYCE             ROYCE
         INVESTORS          MFS(R)            MFS(R)          AMT MID-CAP        MICRO-CAP         SMALL-CAP       T. ROWE PRICE
           TRUST           RESEARCH          UTILITIES          GROWTH          PORTFOLIO--       PORTFOLIO--         EQUITY
         SERIES--          SERIES--          SERIES--         PORTFOLIO--       INVESTMENT        INVESTMENT          INCOME
       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS        CLASS I            CLASS             CLASS           PORTFOLIO
      --------------------------------------------------------------------------------------------------------------------------


          $1,470            $   738           $2,066            $  398            $32,124           $18,683           $21,038

           6,748             10,075            2,060             1,679              9,679             5,627            46,948

--------------------------------------------------------------------------------








                                                                     MAINSTAY VP       MAINSTAY VP
                                 MAINSTAY VP       MAINSTAY VP         CAPITAL           COMMON
                                 BALANCED--          BOND--        APPRECIATION--        STOCK--
                                SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                               --------------------------------------------------------------------


Number of shares............        12,702             7,499             1,918             2,662

Identified cost.............      $137,233          $101,459           $41,447           $57,586







                                 MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                 ICAP SELECT        INCOME &        INTERNATIONAL       LARGE CAP
                                  EQUITY--          GROWTH--          EQUITY--          GROWTH--
                                SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                               --------------------------------------------------------------------


Number of shares............         7,454              --              11,120             3,355

Identified cost.............      $101,715             $--            $179,521           $41,157










                                                                     MAINSTAY VP       MAINSTAY VP
                                 MAINSTAY VP       MAINSTAY VP         CAPITAL           COMMON
                                 BALANCED--          BOND--        APPRECIATION--        STOCK--
                                SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                               --------------------------------------------------------------------


Purchases...................       $34,912           $29,428           $ 4,542           $16,924

Proceeds from sales.........        21,882            11,343            10,446             5,894







                                 MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                 ICAP SELECT        INCOME &        INTERNATIONAL       LARGE CAP
                                  EQUITY--          GROWTH--          EQUITY--          GROWTH--
                                SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                               --------------------------------------------------------------------


Purchases...................       $76,567           $10,824           $64,467           $17,557

Proceeds from sales.........         6,672            38,081            19,108             5,210



Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------







                                                                                                                       MAINSTAY VP
        MAINSTAY VP                           MAINSTAY VP       MAINSTAY VP                         MAINSTAY VP        HIGH YIELD
       CONSERVATIVE        MAINSTAY VP        DEVELOPING         FLOATING         MAINSTAY VP         GROWTH            CORPORATE
       ALLOCATION--       CONVERTIBLE--        GROWTH--           RATE--         GOVERNMENT--      ALLOCATION--          BOND--
       SERVICE CLASS      SERVICE CLASS      SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS      SERVICE CLASS
      ------------------------------------------------------------------------------------------------------------------------------


           10,689              8,827              2,711            21,612             6,255             7,258             46,784

         $116,083           $103,769            $30,536          $212,357           $67,398           $81,499           $468,735






                                                                                  MAINSTAY VP
        MAINSTAY VP        MAINSTAY VP        MAINSTAY VP       MAINSTAY VP        MODERATE         MAINSTAY VP        MAINSTAY VP
          MID CAP            MID CAP            MID CAP          MODERATE           GROWTH            S&P 500           SMALL CAP
          CORE--            GROWTH--            VALUE--        ALLOCATION--      ALLOCATION--         INDEX--           GROWTH--
       SERVICE CLASS      SERVICE CLASS      SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS      SERVICE CLASS
      ------------------------------------------------------------------------------------------------------------------------------


            7,894              9,655             12,493            16,331            17,414             7,820              6,230
         $113,122           $123,840           $156,112          $178,169          $192,615          $191,945            $66,277









                                                                                                                       MAINSTAY VP
        MAINSTAY VP                           MAINSTAY VP       MAINSTAY VP                         MAINSTAY VP        HIGH YIELD
       CONSERVATIVE        MAINSTAY VP        DEVELOPING         FLOATING         MAINSTAY VP         GROWTH            CORPORATE
       ALLOCATION--       CONVERTIBLE--        GROWTH--           RATE--         GOVERNMENT--      ALLOCATION--          BOND--
       SERVICE CLASS      SERVICE CLASS      SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS      SERVICE CLASS
      ------------------------------------------------------------------------------------------------------------------------------


          $82,734            $23,736            $14,245          $109,837           $19,901           $49,398           $102,804
           11,383              9,115              4,927            76,046             7,954             7,691             36,350






                                                                                  MAINSTAY VP
        MAINSTAY VP        MAINSTAY VP        MAINSTAY VP       MAINSTAY VP        MODERATE         MAINSTAY VP        MAINSTAY VP
          MID CAP            MID CAP            MID CAP          MODERATE           GROWTH            S&P 500           SMALL CAP
          CORE--            GROWTH--            VALUE--        ALLOCATION--      ALLOCATION--         INDEX--           GROWTH--
       SERVICE CLASS      SERVICE CLASS      SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS      SERVICE CLASS
      ------------------------------------------------------------------------------------------------------------------------------


          $36,972            $29,723            $34,623          $103,069          $106,346           $25,592            $11,395

           14,410             16,576             17,289            14,259            11,090            24,503              9,720

--------------------------------------------------------------------------------






                                                                                        COLUMBIA
                                                                        ALGER           SMALL CAP
                                                                   AMERICAN SMALL      VALUE FUND,
                                 MAINSTAY VP       MAINSTAY VP       CAPITALIZA-        VARIABLE
                               TOTAL RETURN--        VALUE--           TION--           SERIES--
                                SERVICE CLASS     SERVICE CLASS    CLASS S SHARES        CLASS B
                               --------------------------------------------------------------------


Number of shares............         2,599             5,648             1,957             2,772

Identified cost.............       $44,256           $98,956           $46,034           $53,794





                                                                      NEUBERGER
                                                                       BERMAN
                                   MFS(R)            MFS(R)          AMT MID-CAP
                                  RESEARCH          UTILITIES          GROWTH         T. ROWE PRICE
                                  SERIES--          SERIES--         PORTFOLIO--      EQUITY INCOME
                                SERVICE CLASS     SERVICE CLASS        CLASS S        PORTFOLIO-II
                               --------------------------------------------------------------------


Number of shares............          528             15,675             1,248             9,255

Identified cost.............       $8,522           $407,530           $29,933          $208,425








                                                                                        COLUMBIA
                                                                        ALGER           SMALL CAP
                                                                   AMERICAN SMALL      VALUE FUND,
                                 MAINSTAY VP       MAINSTAY VP       CAPITALIZA-        VARIABLE
                               TOTAL RETURN--        VALUE--           TION--           SERIES--
                                SERVICE CLASS     SERVICE CLASS    CLASS S SHARES        CLASS B
                               --------------------------------------------------------------------


Purchases...................       $8,096            $26,001           $6,988            $18,158

Proceeds from sales.........        7,045             12,073            9,010             12,099





                                                                      NEUBERGER
                                                                       BERMAN
                                   MFS(R)            MFS(R)          AMT MID-CAP
                                  RESEARCH          UTILITIES          GROWTH         T. ROWE PRICE
                                  SERIES--          SERIES--         PORTFOLIO--      EQUITY INCOME
                                SERVICE CLASS     SERVICE CLASS        CLASS S        PORTFOLIO-II
                               --------------------------------------------------------------------


Purchases...................       $2,203           $169,757           $19,440           $51,744

Proceeds from sales.........        1,559             27,601             7,590            17,411



Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------






                          FIDELITY(R)       FIDELITY(R)
                              VIP               VIP           FIDELITY(R)                         JANUS ASPEN         MFS(R)
        DREYFUS IP          CONTRA-           EQUITY-             VIP           JANUS ASPEN         SERIES           INVESTORS
        TECHNOLOGY         FUND(R)--         INCOME--          MID CAP--          SERIES           WORLDWIDE           TRUST
         GROWTH--        SERVICE CLASS     SERVICE CLASS     SERVICE CLASS      BALANCED--         GROWTH--          SERIES--
      SERVICE SHARES           2                 2                 2          SERVICE SHARES    SERVICE SHARES     SERVICE CLASS
      --------------------------------------------------------------------------------------------------------------------------


            2,791            12,650             7,555             6,161             3,836             1,089              344

          $24,471          $361,575          $186,412          $193,606           $99,783           $30,820           $6,642






        VAN KAMPEN          VICTORY
       UIF EMERGING           VIF
          MARKETS         DIVERSIFIED
         EQUITY--           STOCK--
         CLASS II       CLASS A SHARES
      --------------------------------


            6,289             1,943

         $111,222           $23,633








                          FIDELITY(R)       FIDELITY(R)
                              VIP               VIP           FIDELITY(R)                         JANUS ASPEN         MFS(R)
        DREYFUS IP          CONTRA-           EQUITY-             VIP           JANUS ASPEN         SERIES           INVESTORS
        TECHNOLOGY         FUND(R)--         INCOME--          MID CAP--          SERIES           WORLDWIDE           TRUST
         GROWTH--        SERVICE CLASS     SERVICE CLASS     SERVICE CLASS      BALANCED--         GROWTH--          SERIES--
      SERVICE SHARES           2                 2                 2          SERVICE SHARES    SERVICE SHARES     SERVICE CLASS
      --------------------------------------------------------------------------------------------------------------------------


          $5,366           $140,873           $52,451           $47,330           $19,279           $8,292            $1,441

           4,424             17,656            13,363            29,823             9,792            4,546               805






        VAN KAMPEN          VICTORY
       UIF EMERGING           VIF
          MARKETS         DIVERSIFIED
         EQUITY--           STOCK--
         CLASS II       CLASS A SHARES
      --------------------------------


          $55,792           $7,386

           19,973            4,873

NOTE 3--Expenses and Related Party Transactions:

--------------------------------------------------------------------------------

NYLIAC deducts a surrender charge on certain partial withdrawals and surrenders of Series I, III, IV, V, and VI policies formerly known as LifeStages(R) and MainStay. For New York Life Variable Annuity and New York Life Plus Variable Annuity policies which are part of Series I, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 7% during the first three payment years and declines 1% per year for each additional payment year, until the sixth payment year, after which no charge is made. For New York Life Flexible Premium Variable Annuity policies, which are also part of Series I, this charge is 7% for the first three policy years and declines to 1% per year for each additional policy year, until the ninth policy year, after which no charge is made.

     For New York Life Premium Plus Variable Annuity policies, which are part of Series III and New York Life Premium Plus II Variable Annuity policies, which are part of Series VI, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% during the first three payment years (8% during the first four payment years for policies sold by registered representatives of broker-dealers that have selling agreements with NYLIFE Distributors and NYLIAC or banks) and declines 1% per year for each additional payment year, until the eighth payment year, after which no charge is made. In those states where NYLIAC offers a single premium version of the New York Life Premium Plus Variable Annuity and New York Life Premium Plus II Variable Annuity, there is a lower surrender charge.

     For the New York Life Essentials Variable Annuity and New York Life Plus II Variable Annuity policies, which are part of Series IV, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 7% during the first three payment years, 6% during the fourth and fifth payment years and declines 1% per year for each additional payment year, until the seventh payment year, after which no charge is made.

     For New York Life Select Variable Annuity policies, which are part of Series V, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% during the first two payment years and declines to 7% for the third payment year, after which no charge is made.

     All surrender charges are recorded with policyowners' surrenders in the accompanying statement of changes in net assets. Surrender charges are paid to NYLIAC.

     NYLIAC also deducts an annual policy service charge on each policy anniversary date and upon surrender, if on the policy anniversary and/or date of surrender the accumulation value is less than $20,000 for Series I policies, $50,000 for Series II and IV policies and $100,000 for Series III, V and VI policies. For New York Life Variable Annuity and New York Life Plus Variable Annuity policies which are part of Series I, this charge is the lesser of $30 or 2% of the accumulation value per policy. For New York Life Flexible Premium Variable Annuity, which is also part of Series I, this charge is $30 per policy. For Series II policies, this charge is $40 per policy (may be lower in some states). For Series III, IV, and VI policies, this charge is $30 per policy. For Series V policies, this charge is $50 per policy. These charges are shown as a reduction to payments received from policyowners in the accompanying statement of changes in net assets.

     Additionally, NYLIAC reserves the right to charge Series I, II, III, IV, V and VI policies $30 for each transfer in excess of 12 in any one policy year, subject to certain restrictions.

     The Separate Account is charged for administrative services provided and the mortality and expense risks assumed by NYLIAC. For Series I, II, III, IV, V and VI policies, these charges are made daily at an annual rate of 1.40%, 1.55%, 1.60%, 1.45%, 1.85% and 1.75%, respectively of the daily average variable accumulation value of each Investment Division. The amounts of these charges retained in the Investment Divisions represent funds of NYLIAC. Accordingly, NYLIAC participates in the results of each Investment Division ratably with the policyowners. These charges are disclosed in the accompanying statement of operations.

--------------------------------------------------------------------------------
NOTE 4--Distribution of Net Income:

--------------------------------------------------------------------------------

The Separate Account does not expect to declare dividends to policyowners from accumulated net investment income and realized gains. The income and gains are distributed to policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits, transfers, or annuity payments) in excess of the net premium payments.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III


                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 5--Unit Transactions (in 000's):

--------------------------------------------------------------------------------


The changes in units outstanding for the years ended December 31, 2007 and 2006 were as follows:





                                                                  MAINSTAY VP
                                            MAINSTAY VP             CAPITAL
                                              BOND--            APPRECIATION--
                                           INITIAL CLASS         INITIAL CLASS
                                        ------------------    ------------------
                                          2007       2006       2007       2006
                                        ----------------------------------------

SERIES I POLICIES
Units Issued..........................      117        110        144        202
Units Redeemed........................   (1,181)    (2,022)    (2,735)    (3,697)
                                         ------     ------     ------     ------
  Net Increase (Decrease).............   (1,064)    (1,912)    (2,591)    (3,495)
                                         ======     ======     ======     ======



SERIES II POLICIES
Units Issued..........................       16         --         --         --
Units Redeemed........................      (21)       (16)       (16)       (48)
                                         ------     ------     ------     ------
  Net Increase (Decrease).............       (5)       (16)       (16)       (48)
                                         ======     ======     ======     ======



SERIES III POLICIES
Units Issued..........................      116         43         21         41
Units Redeemed........................     (300)      (633)      (416)      (673)
                                         ------     ------     ------     ------
  Net Increase (Decrease).............     (184)      (590)      (395)      (632)
                                         ======     ======     ======     ======



SERIES IV POLICIES
Units Issued..........................       18         26         23         13
Units Redeemed........................      (61)      (170)      (152)      (137)
                                         ------     ------     ------     ------
  Net Increase (Decrease).............      (43)      (144)      (129)      (124)
                                         ======     ======     ======     ======



SERIES V POLICIES
Units Issued..........................        2         --         --          1
Units Redeemed........................       (6)        (4)        --         (2)
                                         ------     ------     ------     ------
  Net Increase (Decrease).............       (4)        (4)        --         (1)
                                         ======     ======     ======     ======



SERIES VI POLICIES
Units Issued..........................       --         --         --         --
Units Redeemed........................       --         --         --         --
                                         ------     ------     ------     ------
  Net Increase (Decrease).............       --         --         --         --
                                         ======     ======     ======     ======




Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------








                                MAINSTAY VP                                 MAINSTAY VP
          MAINSTAY VP             COMMON              MAINSTAY VP           DEVELOPING
             CASH                 STOCK--            CONVERTIBLE--           GROWTH--
          MANAGEMENT           INITIAL CLASS         INITIAL CLASS         INITIAL CLASS
      ------------------    ------------------    ------------------    ------------------
        2007       2006       2007       2006       2007       2006       2007       2006
      ------------------------------------------------------------------------------------


       51,819     22,980         83        114         91         96       122         38
      (33,484)   (33,846)    (1,669)    (2,005)    (1,288)    (1,432)     (236)      (258)
      -------    -------     ------     ------     ------     ------      ----       ----
       18,335    (10,866)    (1,586)    (1,891)    (1,197)    (1,336)     (114)      (220)
      =======    =======     ======     ======     ======     ======      ====       ====




        9,841      4,683          5         --          7          4        --          2
       (2,977)    (3,121)       (15)       (38)       (26)       (19)       (3)        (5)
      -------    -------     ------     ------     ------     ------      ----       ----
        6,864      1,562        (10)       (38)       (19)       (15)       (3)        (3)
      =======    =======     ======     ======     ======     ======      ====       ====




       42,524      9,974         30         39         62         55       104         54
      (11,800)    (7,442)      (549)      (427)      (223)      (454)      (54)       (51)
      -------    -------     ------     ------     ------     ------      ----       ----
       30,724      2,532       (519)      (388)      (161)      (399)       50          3
      =======    =======     ======     ======     ======     ======      ====       ====




       17,473     23,484          8         19         19         19        10          4
       (3,027)   (16,940)       (60)       (94)       (81)      (125)       (7)       (19)
      -------    -------     ------     ------     ------     ------      ----       ----
       14,446      6,544        (52)       (75)       (62)      (106)        3        (15)
      =======    =======     ======     ======     ======     ======      ====       ====




        3,326      1,996          1          3          1         21         6          1
       (2,299)    (1,105)        (2)       (19)        (7)        (6)       --         (1)
      -------    -------     ------     ------     ------     ------      ----       ----
        1,027        891         (1)       (16)        (6)        15         6         --
      =======    =======     ======     ======     ======     ======      ====       ====




       11,263      5,740         --         --         --         --        --         --
       (2,888)    (2,435)        --         --         --         --        --         --
      -------    -------     ------     ------     ------     ------      ----       ----
        8,375      3,305         --         --         --         --        --         --
      =======    =======     ======     ======     ======     ======      ====       ====


--------------------------------------------------------------------------------







                                                                   MAINSTAY VP
                                                                   HIGH YIELD
                                             MAINSTAY VP            CORPORATE
                                            GOVERNMENT--             BOND--
                                            INITIAL CLASS         INITIAL CLASS
                                         ------------------    ------------------
                                           2007       2006       2007       2006
                                         ----------------------------------------

SERIES I POLICIES
Units Issued..........................        73        117        205        269
Units Redeemed........................    (1,067)    (1,713)    (3,974)    (4,718)
                                          ------     ------     ------     ------
  Net Increase (Decrease).............      (994)    (1,596)    (3,769)    (4,449)
                                          ======     ======     ======     ======



SERIES II POLICIES
Units Issued..........................        --         --         16         60
Units Redeemed........................       (14)       (29)      (111)       (41)
                                          ------     ------     ------     ------
  Net Increase (Decrease).............       (14)       (29)       (95)        19
                                          ======     ======     ======     ======



SERIES III POLICIES
Units Issued..........................        14         11        137        127
Units Redeemed........................      (259)      (562)      (823)      (937)
                                          ------     ------     ------     ------
  Net Increase (Decrease).............      (245)      (551)      (686)      (810)
                                          ======     ======     ======     ======



SERIES IV POLICIES
Units Issued..........................        11         11         35         44
Units Redeemed........................      (121)      (200)      (335)      (456)
                                          ------     ------     ------     ------
  Net Increase (Decrease).............      (110)      (189)      (300)      (412)
                                          ======     ======     ======     ======



SERIES V POLICIES
Units Issued..........................         2          1          2          2
Units Redeemed........................        (6)        (9)       (31)       (26)
                                          ------     ------     ------     ------
  Net Increase (Decrease).............        (4)        (8)       (29)       (24)
                                          ======     ======     ======     ======



SERIES VI POLICIES
Units Issued..........................        --         --         --         --
Units Redeemed........................        --         --         --         --
                                          ------     ------     ------     ------
  Net Increase (Decrease).............        --         --         --         --
                                          ======     ======     ======     ======




Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------








          MAINSTAY VP           MAINSTAY VP           MAINSTAY VP           MAINSTAY VP
          ICAP SELECT            INCOME &            INTERNATIONAL           LARGE CAP
           EQUITY--              GROWTH--              EQUITY--              GROWTH--
         INITIAL CLASS         INITIAL CLASS         INITIAL CLASS         INITIAL CLASS
      ------------------    ------------------    ------------------    ------------------
        2007       2006       2007       2006       2007       2006       2007       2006
      ------------------------------------------------------------------------------------


       2,644        102          33        50        227        744         84         75
        (690)      (366)     (2,868)     (851)      (597)      (585)      (788)      (933)
       -----       ----      ------      ----       ----       ----       ----       ----
       1,954       (264)     (2,835)     (801)      (370)       159       (704)      (858)
       =====       ====      ======      ====       ====       ====       ====       ====




          27          2          11         6         18         37          3         --
          (6)        (9)        (27)      (23)       (24)       (13)        (6)       (17)
       -----       ----      ------      ----       ----       ----       ----       ----
          21         (7)        (16)      (17)        (6)        24         (3)       (17)
       =====       ====      ======      ====       ====       ====       ====       ====




         797        103           1        32        102        504         68         51
        (205)       (96)       (877)     (105)      (204)       (99)      (149)      (143)
       -----       ----      ------      ----       ----       ----       ----       ----
         592          7        (876)      (73)      (102)       405        (81)       (92)
       =====       ====      ======      ====       ====       ====       ====       ====




         187         28           1         7         37         93         25         10
         (29)       (17)       (188)      (20)       (25)       (32)       (24)       (23)
       -----       ----      ------      ----       ----       ----       ----       ----
         158         11        (187)      (13)        12         61          1        (13)
       =====       ====      ======      ====       ====       ====       ====       ====




           2         --          --         1          1         77         12          3
          --        (17)         (2)       (4)       (91)        (8)        (2)        (3)
       -----       ----      ------      ----       ----       ----       ----       ----
           2        (17)         (2)       (3)       (90)        69         10         --
       =====       ====      ======      ====       ====       ====       ====       ====




          --         --          --        --         --         --         --         --
          --         --          --        --         --         --         --         --
       -----       ----      ------      ----       ----       ----       ----       ----
          --         --          --        --         --         --         --         --
       =====       ====      ======      ====       ====       ====       ====       ====


--------------------------------------------------------------------------------








                                             MAINSTAY VP           MAINSTAY VP
                                               MID CAP               MID CAP
                                               CORE--               GROWTH--
                                            INITIAL CLASS         INITIAL CLASS
                                         ------------------    ------------------
                                           2007       2006       2007       2006
                                         ----------------------------------------

SERIES I POLICIES
Units Issued..........................       71         75         75        142
Units Redeemed........................     (408)      (403)      (843)      (766)
                                           ----       ----       ----       ----
  Net Increase (Decrease).............     (337)      (328)      (768)      (624)
                                           ====       ====       ====       ====



SERIES II POLICIES
Units Issued..........................        1          7          1          1
Units Redeemed........................       (8)        (1)        (7)        (9)
                                           ----       ----       ----       ----
  Net Increase (Decrease).............       (7)         6         (6)        (8)
                                           ====       ====       ====       ====



SERIES III POLICIES
Units Issued..........................       13         26         10         47
Units Redeemed........................     (183)      (192)      (202)      (427)
                                           ----       ----       ----       ----
  Net Increase (Decrease).............     (170)      (166)      (192)      (380)
                                           ====       ====       ====       ====



SERIES IV POLICIES
Units Issued..........................        7         11         10         21
Units Redeemed........................      (22)       (51)       (57)       (93)
                                           ----       ----       ----       ----
  Net Increase (Decrease).............      (15)       (40)       (47)       (72)
                                           ====       ====       ====       ====



SERIES V POLICIES
Units Issued..........................       --         --          1         --
Units Redeemed........................       --         (1)        --         (1)
                                           ----       ----       ----       ----
  Net Increase (Decrease).............       --         (1)         1         (1)
                                           ====       ====       ====       ====



SERIES VI POLICIES
Units Issued..........................       --         --         --         --
Units Redeemed........................       --         --         --         --
                                           ----       ----       ----       ----
  Net Increase (Decrease).............       --         --         --         --
                                           ====       ====       ====       ====




Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------








          MAINSTAY VP           MAINSTAY VP          MAINSTAY VP
            MID CAP               S&P 500             SMALL CAP          MAINSTAY VP
            VALUE--               INDEX--             GROWTH--         TOTAL RETURN--
         INITIAL CLASS         INITIAL CLASS        INITIAL CLASS       INITIAL CLASS
      ------------------    ------------------    ----------------    ----------------
        2007       2006       2007       2006      2007      2006      2007      2006
      --------------------------------------------------------------------------------


          109        137        174        225        45        64        83        91
       (1,179)    (1,364)    (3,252)    (4,076)     (749)     (681)   (1,569)   (1,993)
       ------     ------     ------     ------      ----      ----    ------    ------
       (1,070)    (1,227)    (3,078)    (3,851)     (704)     (617)   (1,486)   (1,902)
       ======     ======     ======     ======      ====      ====    ======    ======




            3         --          4         --        --         2        --        --
          (13)       (14)       (23)       (67)       (5)      (20)       (5)      (19)
       ------     ------     ------     ------      ----      ----    ------    ------
          (10)       (14)       (19)       (67)       (5)      (18)       (5)      (19)
       ======     ======     ======     ======      ====      ====    ======    ======




           28         46         96        138        10        24        10        31
         (525)      (471)    (1,814)    (1,192)     (309)     (216)     (307)     (317)
       ------     ------     ------     ------      ----      ----    ------    ------
         (497)      (425)    (1,718)    (1,054)     (299)     (192)     (297)     (286)
       ======     ======     ======     ======      ====      ====    ======    ======




           16         23         30         28         5        12         3         7
          (82)      (129)      (177)      (207)      (64)      (99)      (70)      (54)
       ------     ------     ------     ------      ----      ----    ------    ------
          (66)      (106)      (147)      (179)      (59)      (87)      (67)      (47)
       ======     ======     ======     ======      ====      ====    ======    ======




           --         --          1          1         1        --        --        --
           (2)        (6)        (1)       (14)       (1)       (2)       --       (21)
       ------     ------     ------     ------      ----      ----    ------    ------
           (2)        (6)        --        (13)       --        (2)       --       (21)
       ======     ======     ======     ======      ====      ====    ======    ======




           --         --         --         --        --        --        --        --
           --         --         --         --        --        --        --        --
       ------     ------     ------     ------      ----      ----    ------    ------
           --         --         --         --        --        --        --        --
       ======     ======     ======     ======      ====      ====    ======    ======


--------------------------------------------------------------------------------








                                                                ALGER
                                       MAINSTAY VP         AMERICAN SMALL
                                         VALUE--          CAPITALIZATION--
                                      INITIAL CLASS        CLASS O SHARES
                                   ------------------    ------------------
                                     2007       2006       2007       2006
                                   ----------------------------------------

SERIES I POLICIES
Units Issued....................        89        111         64       116
Units Redeemed..................    (1,458)    (1,438)    (1,231)     (881)
                                    ------     ------     ------      ----
  Net Increase (Decrease).......    (1,369)    (1,327)    (1,167)     (765)
                                    ======     ======     ======      ====



SERIES II POLICIES
Units Issued....................        32         --          1         5
Units Redeemed..................       (16)       (26)        (9)      (16)
                                    ------     ------     ------      ----
  Net Increase (Decrease).......        16        (26)        (8)      (11)
                                    ======     ======     ======      ====



SERIES III POLICIES
Units Issued....................        30         46         29       103
Units Redeemed..................      (446)      (343)      (328)     (129)
                                    ------     ------     ------      ----
  Net Increase (Decrease).......      (416)      (297)      (299)      (26)
                                    ======     ======     ======      ====



SERIES IV POLICIES
Units Issued....................        13         19          3         7
Units Redeemed..................      (115)       (98)       (26)       (9)
                                    ------     ------     ------      ----
  Net Increase (Decrease).......      (102)       (79)       (23)       (2)
                                    ======     ======     ======      ====



SERIES V POLICIES
Units Issued....................         1         --         --        --
Units Redeemed..................        (1)        (6)        (1)       (3)
                                    ------     ------     ------      ----
  Net Increase (Decrease).......        --         (6)        (1)       (3)
                                    ======     ======     ======      ====



SERIES VI POLICIES
Units Issued....................        --         --         --        --
Units Redeemed..................        --         --         --        --
                                    ------     ------     ------      ----
  Net Increase (Decrease).......        --         --         --        --
                                    ======     ======     ======      ====




Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------







                                                                            FIDELITY(R)
          CVS CALVERT           DREYFUS IP            FIDELITY(R)               VIP
            SOCIAL              TECHNOLOGY                VIP                 EQUITY-
           BALANCED              GROWTH--           CONTRAFUND(R)--          INCOME--
           PORTFOLIO          INITIAL SHARES         INITIAL CLASS         INITIAL CLASS
      ------------------    ------------------    ------------------    ------------------
        2007       2006       2007       2006       2007       2006       2007       2006
      ------------------------------------------------------------------------------------


          57         63         22         29         137        241        103        118
        (268)      (331)      (241)      (168)     (2,445)    (2,227)    (1,613)    (1,428)
        ----       ----       ----       ----      ------     ------     ------     ------
        (211)      (268)      (219)      (139)     (2,308)    (1,986)    (1,510)    (1,310)
        ====       ====       ====       ====      ======     ======     ======     ======




           6          9         --         13          40         28          7         23
          (4)        (4)        (3)        (1)        (35)       (24)        (9)       (12)
        ----       ----       ----       ----      ------     ------     ------     ------
           2          5         (3)        12           5          4         (2)        11
        ====       ====       ====       ====      ======     ======     ======     ======




          27         45         19         12         108        151         51        149
        (120)      (189)       (68)      (137)       (464)      (336)      (349)      (237)
        ----       ----       ----       ----      ------     ------     ------     ------
         (93)      (144)       (49)      (125)       (356)      (185)      (298)       (88)
        ====       ====       ====       ====      ======     ======     ======     ======




          27         51         --          3          67         82         15         30
         (46)       (21)       (22)       (33)        (75)       (72)       (87)       (40)
        ----       ----       ----       ----      ------     ------     ------     ------
         (19)        30        (22)       (30)         (8)        10        (72)       (10)
        ====       ====       ====       ====      ======     ======     ======     ======




           3          3          1          1           1          7          5          6
          (7)        (5)        --         (1)        (11)       (16)       (16)       (31)
        ----       ----       ----       ----      ------     ------     ------     ------
          (4)        (2)         1         --         (10)        (9)       (11)       (25)
        ====       ====       ====       ====      ======     ======     ======     ======




          19         44         --         --          --         --         --         --
         (31)        (9)        --         --          --         --         --         --
        ----       ----       ----       ----      ------     ------     ------     ------
         (12)        35         --         --          --         --         --         --
        ====       ====       ====       ====      ======     ======     ======     ======


--------------------------------------------------------------------------------






                                                                   JANUS ASPEN
                                             JANUS ASPEN             SERIES
                                               SERIES               WORLDWIDE
                                             BALANCED--             GROWTH--
                                            INSTITUTIONAL         INSTITUTIONAL
                                               SHARES                SHARES
                                         ------------------    ------------------
                                           2007       2006       2007       2006
                                         ----------------------------------------

SERIES I POLICIES
Units Issued..........................       172        211        125        163
Units Redeemed........................    (3,629)    (4,393)    (2,060)    (2,699)
                                          ------     ------     ------     ------
  Net Increase (Decrease).............    (3,457)    (4,182)    (1,935)    (2,536)
                                          ======     ======     ======     ======



SERIES II POLICIES
Units Issued..........................        11          6         --          1
Units Redeemed........................       (14)       (61)       (42)       (36)
                                          ------     ------     ------     ------
  Net Increase (Decrease).............        (3)       (55)       (42)       (35)
                                          ======     ======     ======     ======



SERIES III POLICIES
Units Issued..........................        68         59         26         24
Units Redeemed........................      (773)      (855)      (190)      (284)
                                          ------     ------     ------     ------
  Net Increase (Decrease).............      (705)      (796)      (164)      (260)
                                          ======     ======     ======     ======



SERIES IV POLICIES
Units Issued..........................        31         23          5         11
Units Redeemed........................      (222)      (191)       (54)       (64)
                                          ------     ------     ------     ------
  Net Increase (Decrease).............      (191)      (168)       (49)       (53)
                                          ======     ======     ======     ======



SERIES V POLICIES
Units Issued..........................         5          3          2         --
Units Redeemed........................       (14)       (27)        (1)        (5)
                                          ------     ------     ------     ------
  Net Increase (Decrease).............        (9)       (24)         1         (5)
                                          ======     ======     ======     ======



SERIES VI POLICIES
Units Issued..........................        --         --         --         --
Units Redeemed........................        --         --         --         --
                                          ------     ------     ------     ------
  Net Increase (Decrease).............        --         --         --         --
                                          ======     ======     ======     ======




Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------






                                                                             NEUBERGER
            MFS(R)                                                            BERMAN
           INVESTORS              MFS(R)                MFS(R)              AMT MID CAP
             TRUST               RESEARCH              UTILITIES              GROWTH
           SERIES--              SERIES--              SERIES--             PORTFOLIO--
         INITIAL CLASS         INITIAL CLASS         INITIAL CLASS            CLASS I
      ------------------    ------------------    ------------------    ------------------
        2007       2006       2007       2006       2007       2006       2007       2006
      ------------------------------------------------------------------------------------


          22         16         18         27        21          9         --         19
        (412)      (412)      (662)      (714)      (27)       (99)       (46)       (57)
        ----       ----       ----       ----       ---        ---        ---        ---
        (390)      (396)      (644)      (687)       (6)       (90)       (46)       (38)
        ====       ====       ====       ====       ===        ===        ===        ===




           3         --         --          1         2          2          1         --
         (10)        (4)        (9)        (4)       (2)        --         (1)        (1)
        ----       ----       ----       ----       ---        ---        ---        ---
          (7)        (4)        (9)        (3)       --          2         --         (1)
        ====       ====       ====       ====       ===        ===        ===        ===




          12          6          9         12        14         55          1          4
         (68)      (125)      (109)       (96)      (26)       (47)       (26)       (24)
        ----       ----       ----       ----       ---        ---        ---        ---
         (56)      (119)      (100)       (84)      (12)         8        (25)       (20)
        ====       ====       ====       ====       ===        ===        ===        ===




           3          3          1          3        --          1         --          2
         (14)       (12)        (8)       (15)       (2)        (1)        (6)        (5)
        ----       ----       ----       ----       ---        ---        ---        ---
         (11)        (9)        (7)       (12)       (2)        --         (6)        (3)
        ====       ====       ====       ====       ===        ===        ===        ===




          --         --         --         --        --         --         --         --
          --         (2)        --         (2)       --         (1)        (1)        (4)
        ----       ----       ----       ----       ---        ---        ---        ---
          --         (2)        --         (2)       --         (1)        (1)        (4)
        ====       ====       ====       ====       ===        ===        ===        ===




          --         --         --         --        --         --         --         --
          --         --         --         --        --         --         --         --
        ----       ----       ----       ----       ---        ---        ---        ---
          --         --         --         --        --         --         --         --
        ====       ====       ====       ====       ===        ===        ===        ===


--------------------------------------------------------------------------------







                                                ROYCE                 ROYCE
                                              MICRO-CAP             SMALL-CAP
                                             PORTFOLIO--           PORTFOLIO--
                                             INVESTMENT            INVESTMENT
                                                CLASS                 CLASS
                                         ------------------    ------------------
                                           2007       2006       2007       2006
                                         ----------------------------------------

SERIES I POLICIES
Units Issued..........................      451       976         277       580
Units Redeemed........................     (149)      (84)       (106)      (60)
                                           ----       ---        ----       ---
  Net Increase (Decrease).............      302       892         171       520
                                           ====       ===        ====       ===



SERIES II POLICIES
Units Issued..........................       69        43          71        31
Units Redeemed........................      (25)       (3)         (8)      (97)
                                           ----       ---        ----       ---
  Net Increase (Decrease).............       44        40          63       (66)
                                           ====       ===        ====       ===



SERIES III POLICIES
Units Issued..........................      175       607         209       361
Units Redeemed........................      (72)      (21)        (38)      (19)
                                           ----       ---        ----       ---
  Net Increase (Decrease).............      103       586         171       342
                                           ====       ===        ====       ===



SERIES IV POLICIES
Units Issued..........................      526       648         332       429
Units Redeemed........................      (36)      (17)        (27)      (19)
                                           ----       ---        ----       ---
  Net Increase (Decrease).............      490       631         305       410
                                           ====       ===        ====       ===



SERIES V POLICIES
Units Issued..........................       52        27          18        21
Units Redeemed........................       (6)       (1)         (4)       (1)
                                           ----       ---        ----       ---
  Net Increase (Decrease).............       46        26          14        20
                                           ====       ===        ====       ===



SERIES VI POLICIES
Units Issued..........................      239       447         212       274
Units Redeemed........................      (84)      (16)        (35)      (17)
                                           ----       ---        ----       ---
  Net Increase (Decrease).............      155       431         177       257
                                           ====       ===        ====       ===




Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------







                                                      VAN KAMPEN
         T. ROWE PRICE                               UIF EMERGING
            EQUITY                VAN ECK               MARKETS
            INCOME               WORLDWIDE             EQUITY--
           PORTFOLIO            HARD ASSETS             CLASS I
      ------------------    ------------------    ------------------
        2007       2006       2007       2006       2007       2006
      --------------------------------------------------------------


          109        161       618        882         50        463
       (1,738)    (1,736)     (390)      (426)      (547)      (434)
       ------     ------      ----       ----       ----       ----
       (1,629)    (1,575)      228        456       (497)        29
       ======     ======      ====       ====       ====       ====




           26         18       126         68          9          7
          (23)       (11)      (32)        (9)       (41)        (3)
       ------     ------      ----       ----       ----       ----
            3          7        94         59        (32)         4
       ======     ======      ====       ====       ====       ====




           60         76       349        642         37        217
         (587)      (362)     (468)      (209)       (99)       (87)
       ------     ------      ----       ----       ----       ----
         (527)      (286)     (119)       433        (62)       130
       ======     ======      ====       ====       ====       ====




           25         20       554        702          5         34
         (108)       (80)     (101)       (73)       (11)       (14)
       ------     ------      ----       ----       ----       ----
          (83)       (60)      453        629         (6)        20
       ======     ======      ====       ====       ====       ====




            1          5        31         39          3          2
          (18)       (24)      (13)        (2)        (2)        (2)
       ------     ------      ----       ----       ----       ----
          (17)       (19)       18         37          1         --
       ======     ======      ====       ====       ====       ====




           --         --       448        503         --         --
           --         --       (87)       (50)        --         --
       ------     ------      ----       ----       ----       ----
           --         --       361        453         --         --
       ======     ======      ====       ====       ====       ====


--------------------------------------------------------------------------------




                                                                          MAINSTAY VP
                              MAINSTAY VP           MAINSTAY VP             CAPITAL
                              BALANCED--              BOND--            APPRECIATION--
                             SERVICE CLASS         SERVICE CLASS         SERVICE CLASS
                          ------------------    ------------------    ------------------
                            2007       2006       2007       2006       2007       2006
                          --------------------------------------------------------------

SERIES I POLICIES
Units Issued...........      612      1,382        330        272        103        150
Units Redeemed.........     (969)      (386)       (74)       (85)       (74)       (79)
                            ----      -----       ----       ----       ----       ----
  Net Increase
     (Decrease)........     (357)       996        256        187         29         71
                            ====      =====       ====       ====       ====       ====


SERIES II POLICIES
Units Issued...........      120        189        319         61         36         16
Units Redeemed.........      (58)       (53)       (29)       (13)        (6)        (5)
                            ----      -----       ----       ----       ----       ----
  Net Increase
     (Decrease)........       62        136        290         48         30         11
                            ====      =====       ====       ====       ====       ====


SERIES III POLICIES
Units Issued...........      416        923        297        301         39         88
Units Redeemed.........     (157)      (110)      (149)      (348)      (216)      (203)
                            ----      -----       ----       ----       ----       ----
  Net Increase
     (Decrease)........      259        813        148        (47)      (177)      (115)
                            ====      =====       ====       ====       ====       ====


SERIES IV POLICIES
Units Issued...........      647        972        534        442         50        116
Units Redeemed.........     (124)      (111)      (157)      (229)      (138)      (131)
                            ----      -----       ----       ----       ----       ----
  Net Increase
     (Decrease)........      523        861        377        213        (88)       (15)
                            ====      =====       ====       ====       ====       ====


SERIES V POLICIES
Units Issued...........       33         70         91         38          6          1
Units Redeemed.........      (18)       (33)       (28)       (20)       (13)        (2)
                            ----      -----       ----       ----       ----       ----
  Net Increase
     (Decrease)........       15         37         63         18         (7)        (1)
                            ====      =====       ====       ====       ====       ====


SERIES VI POLICIES
Units Issued...........      413        852        534        183         60        108
Units Redeemed.........     (295)      (152)      (153)      (101)      (217)      (166)
                            ----      -----       ----       ----       ----       ----
  Net Increase
     (Decrease)........      118        700        381         82       (157)       (58)
                            ====      =====       ====       ====       ====       ====




Not all investment divisions are available under all policies.

(a) For the period February 13, 2006 (Commencement of Investments) through December 31, 2006.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------




          MAINSTAY VP           MAINSTAY VP                                 MAINSTAY VP
            COMMON             CONSERVATIVE           MAINSTAY VP           DEVELOPING
            STOCK--            ALLOCATION--          CONVERTIBLE--           GROWTH--
         SERVICE CLASS         SERVICE CLASS         SERVICE CLASS         SERVICE CLASS
      ------------------    ------------------    ------------------    ------------------
        2007       2006       2007     2006(A)      2007       2006       2007       2006
      ------------------------------------------------------------------------------------


        132         147      1,753      1,712        210        244       107         98
        (49)        (24)      (355)      (100)       (66)      (101)      (19)       (17)
        ---        ----      -----      -----       ----       ----       ---        ---
         83         123      1,398      1,612        144        143        88         81
        ===        ====      =====      =====       ====       ====       ===        ===



         52          32        786        214        185         95        65         10
         (2)         (3)       (86)       (35)       (16)       (16)       (3)        (2)
        ---        ----      -----      -----       ----       ----       ---        ---
         50          29        700        179        169         79        62          8
        ===        ====      =====      =====       ====       ====       ===        ===



        105         152      1,501        938        246        294        91         91
        (94)       (112)      (135)       (19)      (148)      (247)      (23)       (69)
        ---        ----      -----      -----       ----       ----       ---        ---
         11          40      1,366        919         98         47        68         22
        ===        ====      =====      =====       ====       ====       ===        ===



        271         185      1,270        688        330        398       108         86
        (74)        (87)       (45)        (7)      (171)      (169)      (24)       (49)
        ---        ----      -----      -----       ----       ----       ---        ---
        197          98      1,225        681        159        229        84         37
        ===        ====      =====      =====       ====       ====       ===        ===



         13           9        174        109         43         29        17          3
         (6)         (3)       (19)       (18)       (19)       (22)       (3)        (2)
        ---        ----      -----      -----       ----       ----       ---        ---
          7           6        155         91         24          7        14          1
        ===        ====      =====      =====       ====       ====       ===        ===



        137         167      1,374        842        288        280       161         68
        (53)        (31)       (97)        (5)       (95)      (153)      (18)       (12)
        ---        ----      -----      -----       ----       ----       ---        ---
         84         136      1,277        837        193        127       143         56
        ===        ====      =====      =====       ====       ====       ===        ===


--------------------------------------------------------------------------------








                                                                          MAINSTAY VP
                              MAINSTAY VP           MAINSTAY VP             GROWTH
                            FLOATING RATE--        GOVERNMENT--          ALLOCATION--
                             SERVICE CLASS         SERVICE CLASS         SERVICE CLASS
                          ------------------    ------------------    ------------------
                            2007       2006       2007       2006       2007     2006(A)
                          --------------------------------------------------------------

SERIES I POLICIES
Units Issued...........     1,555     3,048        245        209      1,371      1,570
Units Redeemed.........    (3,107)     (359)       (60)       (85)      (264)        (46)
                           ------     -----       ----       ----      -----      ------
  Net Increase
     (Decrease)........    (1,552)    2,689        185        124      1,107       1,524
                           ======     =====       ====       ====      =====      ======


SERIES II POLICIES
Units Issued...........     1,035       735        147         26        108          53
Units Redeemed.........      (449)     (311)       (12)       (14)       (23)         --
                           ------     -----       ----       ----      -----      ------
  Net Increase
     (Decrease)........       586       424        135         12         85          53
                           ======     =====       ====       ====      =====      ======


SERIES III POLICIES
Units Issued...........     1,415     2,766        180        206        774         656
Units Redeemed.........      (487)     (115)      (148)      (160)       (51)        (10)
                           ------     -----       ----       ----      -----      ------
  Net Increase
     (Decrease)........       928     2,651         32         46        723         646
                           ======     =====       ====       ====      =====      ======


SERIES IV POLICIES
Units Issued...........     1,899     2,444        287        308        637       1,008
Units Redeemed.........      (344)     (143)      (113)      (159)       (30)         (9)
                           ------     -----       ----       ----      -----      ------
  Net Increase
     (Decrease)........     1,555     2,301        174        149        607         999
                           ======     =====       ====       ====      =====      ======


SERIES V POLICIES
Units Issued...........       188       244        120         48         37          64
Units Redeemed.........      (194)      (90)       (22)       (13)       (15)         --
                           ------     -----       ----       ----      -----      ------
  Net Increase
     (Decrease)........        (6)      154         98         35         22          64
                           ======     =====       ====       ====      =====      ======


SERIES VI POLICIES
Units Issued...........     1,133     1,383        386        178        783         522
Units Redeemed.........      (411)     (117)       (58)       (48)       (42)        (11)
                           ------     -----       ----       ----      -----      ------
  Net Increase
     (Decrease)........       722     1,266        328        130        741         511
                           ======     =====       ====       ====      =====      ======




Not all investment divisions are available under all policies.

(a) For the period February 13, 2006 (Commencement of Investments) through December 31, 2006.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------








          MAINSTAY VP           MAINSTAY VP                                 MAINSTAY VP
          HIGH YIELD            ICAP SELECT           MAINSTAY VP          INTERNATIONAL
       CORPORATE BOND--          EQUITY--          INCOME & GROWTH--         EQUITY--
         SERVICE CLASS         SERVICE CLASS         SERVICE CLASS         SERVICE CLASS
      ------------------    ------------------    ------------------    ------------------
        2007       2006       2007       2006       2007       2006       2007       2006
      ------------------------------------------------------------------------------------


        1,064      1,083       792        99          59       103         536       512
         (331)      (349)      (39)      (18)       (431)      (33)        (69)      (42)
       ------     ------     -----       ---        ----       ---        ----       ---
          733        734       753        81        (372)       70         467       470
       ======     ======     =====       ===        ====       ===        ====       ===



          850        405       328        27          23        25         290       129
         (196)       (95)      (15)       (3)        (74)       (4)        (90)      (13)
       ------     ------     -----       ---        ----       ---        ----       ---
          654        310       313        24         (51)       21         200       116
       ======     ======     =====       ===        ====       ===        ====       ===



        1,235      1,320     1,097       126          45        77         512       606
       (1,156)      (979)     (101)      (46)       (686)      (58)       (232)      (81)
       ------     ------     -----       ---        ----       ---        ----       ---
           79        341       996        80        (641)       19         280       525
       ======     ======     =====       ===        ====       ===        ====       ===



        1,701      1,726     1,257       199          66        97         779       988
         (711)    (1,080)      (63)      (30)       (700)      (53)       (200)      (93)
       ------     ------     -----       ---        ----       ---        ----       ---
          990        646     1,194       169        (634)       44         579       895
       ======     ======     =====       ===        ====       ===        ====       ===



          136        133        98        19           3        16          81        59
         (238)      (126)      (25)       (8)        (60)       (3)        (25)       (6)
       ------     ------     -----       ---        ----       ---        ----       ---
         (102)         7        73        11         (57)       13          56        53
       ======     ======     =====       ===        ====       ===        ====       ===



        1,388      1,524     1,096       179          51       101         674       923
         (645)      (775)      (97)      (18)       (610)      (88)       (402)      (56)
       ------     ------     -----       ---        ----       ---        ----       ---
          743        749       999       161        (559)       13         272       867
       ======     ======     =====       ===        ====       ===        ====       ===


--------------------------------------------------------------------------------









                              MAINSTAY VP           MAINSTAY VP           MAINSTAY VP
                          LARGE CAP GROWTH--      MID CAP CORE--       MID CAP GROWTH--
                             SERVICE CLASS         SERVICE CLASS         SERVICE CLASS
                          ------------------    ------------------    ------------------
                            2007       2006       2007       2006       2007       2006
                          --------------------------------------------------------------

SERIES I POLICIES
Units Issued...........     190        170         251        285        223        348
Units Redeemed.........     (23)       (29)        (61)       (39)       (97)      (118)
                            ---        ---        ----       ----       ----       ----
  Net Increase
     (Decrease)........     167        141         190        246        126        230
                            ===        ===        ====       ====       ====       ====


SERIES II POLICIES
Units Issued...........      58         20         126         57         76         51
Units Redeemed.........      (6)        (1)        (14)       (11)       (18)       (27)
                            ---        ---        ----       ----       ----       ----
  Net Increase
     (Decrease)........      52         19         112         46         58         24
                            ===        ===        ====       ====       ====       ====


SERIES III POLICIES
Units Issued...........     228        187         192        245        134        234
Units Redeemed.........     (53)       (43)       (157)       (98)      (204)      (248)
                            ---        ---        ----       ----       ----       ----
  Net Increase
     (Decrease)........     175        144          35        147        (70)       (14)
                            ===        ===        ====       ====       ====       ====


SERIES IV POLICIES
Units Issued...........     298        366         330        391        204        434
Units Redeemed.........     (41)       (29)        (83)       (84)      (231)      (168)
                            ---        ---        ----       ----       ----       ----
  Net Increase
     (Decrease)........     257        337         247        307        (27)       266
                            ===        ===        ====       ====       ====       ====


SERIES V POLICIES
Units Issued...........      28         15          28         27         13         13
Units Redeemed.........      (7)        (3)        (27)        (7)       (21)       (13)
                            ---        ---        ----       ----       ----       ----
  Net Increase
     (Decrease)........      21         12           1         20         (8)        --
                            ===        ===        ====       ====       ====       ====


SERIES VI POLICIES
Units Issued...........     366        219         255        299        272        394
Units Redeemed.........     (39)       (18)       (166)      (106)       (93)      (348)
                            ---        ---        ----       ----       ----       ----
  Net Increase
     (Decrease)........     327        201          89        193        179         46
                            ===        ===        ====       ====       ====       ====




Not all investment divisions are available under all policies.

(a) For the period February 13, 2006 (Commencement of Investments) through December 31, 2006.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------







                                                      MAINSTAY VP
                                MAINSTAY VP            MODERATE
          MAINSTAY VP            MODERATE               GROWTH              MAINSTAY VP           MAINSTAY VP
        MID CAP VALUE--        ALLOCATION--          ALLOCATION--         S&P 500 INDEX--     SMALL CAP GROWTH--
         SERVICE CLASS         SERVICE CLASS         SERVICE CLASS         SERVICE CLASS         SERVICE CLASS
      ------------------    ------------------    ------------------    ------------------    ------------------
        2007       2006       2007     2006(A)      2007     2006(A)      2007       2006       2007       2006
      ----------------------------------------------------------------------------------------------------------


         310        388      2,528      2,885      2,881      3,285        565        719        144        215
        (104)      (104)      (604)      (105)      (455)       (91)      (258)      (240)       (84)       (88)
        ----       ----      -----      -----      -----      -----       ----       ----       ----       ----
         206        284      1,924      2,780      2,426      3,194        307        479         60        127
        ====       ====      =====      =====      =====      =====       ====       ====       ====       ====



         129         78        560        225        285        378        163         76         28         16
         (24)       (19)       (27)       (10)       (45)       (25)       (14)       (11)        (3)        (3)
        ----       ----      -----      -----      -----      -----       ----       ----       ----       ----
         105         59        533        215        240        353        149         65         25         13
        ====       ====      =====      =====      =====      =====       ====       ====       ====       ====



         209        360      1,640      2,045      1,578      2,321        330        468         55        168
        (392)      (330)      (108)       (20)      (133)       (31)      (820)      (617)      (218)      (202)
        ----       ----      -----      -----      -----      -----       ----       ----       ----       ----
        (183)        30      1,532      2,025      1,445      2,290       (490)      (149)      (163)       (34)
        ====       ====      =====      =====      =====      =====       ====       ====       ====       ====



         430        630      2,036      1,987      1,691      2,013        493        731         80        219
        (215)      (297)      (108)       (25)      (100)       (32)      (437)      (300)      (137)      (164)
        ----       ----      -----      -----      -----      -----       ----       ----       ----       ----
         215        333      1,928      1,962      1,591      1,981         56        431        (57)        55
        ====       ====      =====      =====      =====      =====       ====       ====       ====       ====



          23         28        207        175        106        170         62         44          8          8
         (35)       (20)       (19)        (4)        (6)        (3)       (35)       (80)       (20)       (22)
        ----       ----      -----      -----      -----      -----       ----       ----       ----       ----
         (12)         8        188        171        100        167         27        (36)       (12)       (14)
        ====       ====      =====      =====      =====      =====       ====       ====       ====       ====



         254        423      1,356      1,564      1,813      1,422        415        556         94        158
        (268)      (350)      (140)       (38)       (61)       (11)      (341)      (222)      (101)      (254)
        ----       ----      -----      -----      -----      -----       ----       ----       ----       ----
         (14)        73      1,216      1,526      1,752      1,411         74        334         (7)       (96)
        ====       ====      =====      =====      =====      =====       ====       ====       ====       ====


--------------------------------------------------------------------------------








                                                                        ALGER AMERICAN
                              MAINSTAY VP           MAINSTAY VP              SMALL
                            TOTAL RETURN--            VALUE--          CAPITALIZATION--
                             SERVICE CLASS         SERVICE CLASS        CLASS S SHARES
                          ------------------    ------------------    ------------------
                            2007       2006       2007       2006       2007       2006
                          --------------------------------------------------------------

SERIES I POLICIES
Units Issued...........      100        123        231        282         87       218
Units Redeemed.........      (74)       (68)       (78)       (49)       (59)      (18)
                            ----       ----       ----       ----       ----       ---
  Net Increase
     (Decrease)........       26         55        153        233         28       200
                            ====       ====       ====       ====       ====       ===


SERIES II POLICIES
Units Issued...........       25         14        118         56         28        24
Units Redeemed.........       (5)        (1)       (12)        (4)        (5)       (6)
                            ----       ----       ----       ----       ----       ---
  Net Increase
     (Decrease)........       20         13        106         52         23        18
                            ====       ====       ====       ====       ====       ===


SERIES III POLICIES
Units Issued...........       61        109        169        290         55       215
Units Redeemed.........     (214)      (131)      (243)      (128)       (93)      (41)
                            ----       ----       ----       ----       ----       ---
  Net Increase
     (Decrease)........     (153)       (22)       (74)       162        (38)      174
                            ====       ====       ====       ====       ====       ===


SERIES IV POLICIES
Units Issued...........       56        121        275        422         99       355
Units Redeemed.........      (91)       (85)      (166)       (78)      (125)      (37)
                            ----       ----       ----       ----       ----       ---
  Net Increase
     (Decrease)........      (35)        36        109        344        (26)      318
                            ====       ====       ====       ====       ====       ===


SERIES V POLICIES
Units Issued...........        4          8         28         12          4         6
Units Redeemed.........       (7)        (7)       (12)        (3)       (12)       (1)
                            ----       ----       ----       ----       ----       ---
  Net Increase
     (Decrease)........       (3)         1         16          9         (8)        5
                            ====       ====       ====       ====       ====       ===


SERIES VI POLICIES
Units Issued...........       51        136        256        418         90       261
Units Redeemed.........      (88)      (127)      (241)       (54)       (99)      (22)
                            ----       ----       ----       ----       ----       ---
  Net Increase
     (Decrease)........      (37)         9         15        364         (9)      239
                            ====       ====       ====       ====       ====       ===




Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------








      COLUMBIA SMALL CAP        DREYFUS IP
          VALUE FUND,           TECHNOLOGY          FIDELITY(R) VIP       FIDELITY(R) VIP
       VARIABLE SERIES--         GROWTH--           CONTRAFUND(R)--       EQUITY-INCOME--
            CLASS B           SERVICE SHARES        SERVICE CLASS 2       SERVICE CLASS 2
      ------------------    ------------------    ------------------    ------------------
        2007       2006       2007       2006       2007       2006       2007       2006
      ------------------------------------------------------------------------------------


         165       655         92        113         729        998        455        541
        (166)      (84)       (43)       (33)       (151)       (93)       (93)       (79)
        ----       ---        ---        ---       -----      -----       ----       ----
          (1)      571         49         80         578        905        362        462
        ====       ===        ===        ===       =====      =====       ====       ====



          88        61         45          5         324        179        254        157
          (8)       (3)        (4)        (2)        (62)       (19)       (44)        (7)
        ----       ---        ---        ---       -----      -----       ----       ----
          80        58         41          3         262        160        210        150
        ====       ===        ===        ===       =====      =====       ====       ====



          92       489         31         58         619        856        424        374
        (210)      (24)       (51)       (76)       (461)      (149)      (133)      (133)
        ----       ---        ---        ---       -----      -----       ----       ----
        (118)      465        (20)       (18)        158        707        291        241
        ====       ===        ===        ===       =====      =====       ====       ====



         233       411         91        131       1,172      1,701        601        693
         (40)      (26)       (85)       (34)       (281)      (176)      (176)      (117)
        ----       ---        ---        ---       -----      -----       ----       ----
         193       385          6         97         891      1,525        425        576
        ====       ===        ===        ===       =====      =====       ====       ====



          16        35          6          2         116         91         90         97
          (9)       (1)       (10)        (1)        (52)       (13)      (122)       (27)
        ----       ---        ---        ---       -----      -----       ----       ----
           7        34         (4)         1          64         78        (32)        70
        ====       ===        ===        ===       =====      =====       ====       ====



         146       484         51         67         761      1,095        535        560
        (231)      (16)       (22)       (37)       (319)      (102)      (276)       (84)
        ----       ---        ---        ---       -----      -----       ----       ----
         (85)      468         29         30         442        993        259        476
        ====       ===        ===        ===       =====      =====       ====       ====


--------------------------------------------------------------------------------









                              FIDELITY(R)           JANUS ASPEN       JANUS ASPEN SERIES
                             VIP MID CAP--       SERIES BALANCED--    WORLDWIDE GROWTH--
                            SERVICE CLASS 2       SERVICE SHARES        SERVICE SHARES
                          ------------------    ------------------    ------------------
                            2007       2006       2007       2006       2007       2006
                          --------------------------------------------------------------

SERIES I POLICIES
Units Issued...........      338        664        253        270       113         110
Units Redeemed.........     (578)      (411)      (108)       (71)      (44)        (50)
                            ----       ----       ----       ----       ---        ----
  Net Increase
     (Decrease)........     (240)       253        145        199        69          60
                            ====       ====       ====       ====       ===        ====


SERIES II POLICIES
Units Issued...........      112         67        114         40        53           5
Units Redeemed.........      (25)        (5)        (5)       (11)       (1)         (1)
                            ----       ----       ----       ----       ---        ----
  Net Increase
     (Decrease)........       87         62        109         29        52           4
                            ====       ====       ====       ====       ===        ====


SERIES III POLICIES
Units Issued...........      220        327        213        311        66          59
Units Redeemed.........     (340)      (125)      (182)      (212)      (29)       (106)
                            ----       ----       ----       ----       ---        ----
  Net Increase
     (Decrease)........     (120)       202         31         99        37         (47)
                            ====       ====       ====       ====       ===        ====


SERIES IV POLICIES
Units Issued...........      448        627        423        350       101         114
Units Redeemed.........     (167)      (104)      (180)      (252)      (58)        (63)
                            ----       ----       ----       ----       ---        ----
  Net Increase
     (Decrease)........      281        523        243         98        43          51
                            ====       ====       ====       ====       ===        ====


SERIES V POLICIES
Units Issued...........       26         29         77         69         5           6
Units Redeemed.........      (50)       (15)       (33)       (27)      (14)         (1)
                            ----       ----       ----       ----       ---        ----
  Net Increase
     (Decrease)........      (24)        14         44         42        (9)          5
                            ====       ====       ====       ====       ===        ====


SERIES VI POLICIES
Units Issued...........      283        485        173        254       102          82
Units Redeemed.........     (206)      (144)      (103)       (90)      (24)        (46)
                            ----       ----       ----       ----       ---        ----
  Net Increase
     (Decrease)........       77        341         70        164        78          36
                            ====       ====       ====       ====       ===        ====




Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------







                                                                         NEUBERGER BERMAN
                                                                            AMT MID-CAP
       MFS(R) INVESTORS           MFS(R)                MFS(R)                GROWTH
        TRUST SERIES--       RESEARCH SERIES--    UTILITIES SERIES--        PORTFOLIO--
         SERVICE CLASS         SERVICE CLASS         SERVICE CLASS            CLASS S
      ------------------    ------------------    ------------------    ------------------
        2007       2006       2007       2006       2007       2006       2007       2006
      ------------------------------------------------------------------------------------


         13         13         21         29       1,700      1,688       210        150
         (9)        (5)        (8)       (11)       (602)      (541)      (45)       (37)
        ---        ---        ---        ---       -----      -----       ---        ---
          4          8         13         18       1,098      1,147       165        113
        ===        ===        ===        ===       =====      =====       ===        ===



          2          6          9          1         454        189        42          4
         (1)        --         --         (2)        (80)       (45)       (1)        (1)
        ---        ---        ---        ---       -----      -----       ---        ---
          1          6          9         (1)        374        144        41          3
        ===        ===        ===        ===       =====      =====       ===        ===



         27         23         28         18       1,236      1,055       185         75
         (7)       (11)       (10)       (13)       (217)      (157)      (20)       (12)
        ---        ---        ---        ---       -----      -----       ---        ---
         20         12         18          5       1,019        898       165         63
        ===        ===        ===        ===       =====      =====       ===        ===



         24         16         25         31       1,275      1,002       147        116
         (4)        (8)       (23)       (15)       (168)      (127)      (17)       (12)
        ---        ---        ---        ---       -----      -----       ---        ---
         20          8          2         16       1,107        875       130        104
        ===        ===        ===        ===       =====      =====       ===        ===



          1          2          2          5         137        105         9          4
         (1)        (1)        --         (1)        (34)        (8)       (1)        (8)
        ---        ---        ---        ---       -----      -----       ---        ---
         --          1          2          4         103         97         8         (4)
        ===        ===        ===        ===       =====      =====       ===        ===



          9         25         16         16       1,341        946       182         73
        (11)        (7)        (9)       (12)       (216)      (258)      (15)        (6)
        ---        ---        ---        ---       -----      -----       ---        ---
         (2)        18          7          4       1,125        688       167         67
        ===        ===        ===        ===       =====      =====       ===        ===


--------------------------------------------------------------------------------








                                                  VAN KAMPEN UIF          VICTORY VIF
                             T. ROWE PRICE           EMERGING             DIVERSIFIED
                             EQUITY INCOME       MARKETS EQUITY--           STOCK--
                             PORTFOLIO--II           CLASS II           CLASS A SHARES
                          ------------------    ------------------    ------------------
                            2007       2006       2007       2006       2007       2006
                          --------------------------------------------------------------

SERIES I POLICIES
Units Issued...........      432        520        199       243          68       166
Units Redeemed.........     (114)       (74)       (34)      (21)       (101)      (71)
                            ----       ----       ----       ---        ----       ---
  Net Increase
     (Decrease)........      318        446        165       222         (33)       95
                            ====       ====       ====       ===        ====       ===


SERIES II POLICIES
Units Issued...........      260        138        105        34          27        21
Units Redeemed.........      (75)       (39)       (10)       (1)         (4)       --
                            ----       ----       ----       ---        ----       ---
  Net Increase
     (Decrease)........      185         99         95        33          23        21
                            ====       ====       ====       ===        ====       ===


SERIES III POLICIES
Units Issued...........      347        444        197       301          51        65
Units Redeemed.........     (476)      (183)       (67)      (36)        (15)      (10)
                            ----       ----       ----       ---        ----       ---
  Net Increase
     (Decrease)........     (129)       261        130       265          36        55
                            ====       ====       ====       ===        ====       ===


SERIES IV POLICIES
Units Issued...........      864        995        273       377          70       149
Units Redeemed.........     (270)      (197)       (52)      (35)        (18)      (12)
                            ----       ----       ----       ---        ----       ---
  Net Increase
     (Decrease)........      594        798        221       342          52       137
                            ====       ====       ====       ===        ====       ===


SERIES V POLICIES
Units Issued...........      132        114         24        16           6        26
Units Redeemed.........     (104)       (27)       (13)       (2)         (9)       (1)
                            ----       ----       ----       ---        ----       ---
  Net Increase
     (Decrease)........       28         87         11        14          (3)       25
                            ====       ====       ====       ===        ====       ===


SERIES VI POLICIES
Units Issued...........      651        691        219       397          31        78
Units Redeemed.........     (256)      (102)      (135)      (23)        (49)      (60)
                            ----       ----       ----       ---        ----       ---
  Net Increase
     (Decrease)........      395        589         84       374         (18)       18
                            ====       ====       ====       ===        ====       ===




Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III


                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's):

--------------------------------------------------------------------------------

The following table presents financial highlights for each Investment Division as of December 31, 2007, 2006, 2005, 2004, and 2003:






                                                        MAINSTAY VP
                                                    BOND--INITIAL CLASS
                                     ------------------------------------------------
                                       2007      2006      2005      2004      2003
                                     ------------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................  $103,808  $116,353  $143,751  $165,678  $196,827
Units Outstanding..................     5,935     6,999     8,911    10,346    12,616
Variable Accumulation Unit Value...  $  17.47  $  16.64  $  16.14  $  16.01  $  15.60
Total Return.......................      5.0%      3.1%      0.8%      2.6%      3.1%
Investment Income Ratio............      3.5%      1.1%      3.0%      3.3%      3.7%

SERIES II POLICIES (b)
Net Assets.........................  $    936  $    959  $  1,139  $  1,250  $  1,536
Units Outstanding..................        66        71        87        96       121
Variable Accumulation Unit Value...  $  14.12  $  13.46  $  13.08  $  13.00  $  12.68
Total Return.......................      4.9%      2.9%      0.6%      2.5%      2.9%
Investment Income Ratio............      3.4%      1.1%      3.1%      3.2%      3.3%

SERIES III POLICIES (c)
Net Assets.........................  $ 39,600  $ 40,200  $ 46,639  $ 53,616  $ 64,492
Units Outstanding..................     2,869     3,053     3,643     4,212     5,189
Variable Accumulation Unit Value...  $  13.81  $  13.17  $  12.80  $  12.73  $  12.43
Total Return.......................      4.8%      2.9%      0.6%      2.4%      2.9%
Investment Income Ratio............      3.7%      1.1%      3.0%      3.3%      4.2%

SERIES IV POLICIES (d)
Net Assets.........................  $ 12,065  $ 11,976  $ 13,277  $ 14,522  $ 17,219
Units Outstanding..................       971     1,014     1,158     1,276     1,552
Variable Accumulation Unit Value...  $  12.40  $  11.82  $  11.47  $  11.39  $  11.10
Total Return.......................      5.0%      3.0%      0.7%      2.6%      3.0%
Investment Income Ratio............      3.6%      1.1%      3.1%      3.4%      4.8%

SERIES V POLICIES (e)
Net Assets.........................  $    208  $    240  $    271  $    274  $    356
Units Outstanding..................        17        21        25        25        33
Variable Accumulation Unit Value...  $  11.88  $  11.36  $  11.07  $  11.03  $  10.80
Total Return.......................      4.6%      2.6%      0.3%      2.2%      2.6%
Investment Income Ratio............      3.4%      1.1%      3.2%      3.2%      4.5%

SERIES VI POLICIES (f)
Net Assets.........................  $     --  $     --  $     --  $     --  $     --
Units Outstanding..................        --        --        --        --        --
Variable Accumulation Unit Value...  $     --  $     --  $     --  $     --  $     --
Total Return.......................        --        --        --        --        --
Investment Income Ratio............        --        --        --        --        --



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------








                         MainStay VP                                       MainStay VP
             Capital Appreciation--Initial Class                         Cash Management
      ------------------------------------------------  ------------------------------------------------
        2007      2006      2005      2004      2003      2007      2006      2005      2004      2003
      --------------------------------------------------------------------------------------------------


      $198,461  $226,445  $282,124  $338,179  $377,779  $121,912   $94,109  $104,359  $125,022  $163,925
         9,739    12,330    15,825    20,255    23,240    90,100    71,765    82,631   100,042   130,435
      $  20.37  $  18.38  $  17.85  $  16.70  $  16.26  $   1.35   $  1.31  $   1.27  $   1.25  $   1.26
         10.8%      3.0%      6.9%      2.7%     25.2%      3.4%      3.1%      1.5%     (0.6%)    (0.7%)
          0.1%      0.3%        --      0.2%      0.2%      4.7%      4.5%      2.9%      0.8%      0.7%


      $    256  $    344  $    652  $    862  $    976  $ 13,015   $ 5,265  $  3,519  $  3,728  $  3,796
            34        50        98       138       160    11,758     4,894     3,332     3,618     3,657
      $   7.61  $   6.87  $   6.68  $   6.26  $   6.11  $   1.11   $  1.08  $   1.04  $   1.03  $   1.04
         10.7%      2.8%      6.8%      2.6%     25.0%      3.2%      3.0%      1.4%     (0.7%)    (0.9%)
          0.1%      0.3%        --      0.2%      0.2%      4.7%      4.5%      2.8%      0.8%      0.7%


      $ 16,543  $ 17,425  $ 20,832  $ 23,810  $ 25,919  $ 79,545   $44,139  $ 41,117  $ 40,778  $ 50,236
         2,389     2,784     3,416     4,168     4,651    71,971    41,247    38,715    39,941    48,830
      $   6.93  $   6.26  $   6.09  $   5.71  $   5.57  $   1.10   $  1.06  $   1.03  $   1.02  $   1.03
         10.6%      2.8%      6.7%      2.5%     25.0%      3.2%      2.9%      1.3%     (0.8%)    (0.9%)
          0.1%      0.3%        --      0.2%      0.3%      4.7%      4.5%      2.9%      0.8%      0.7%


      $  6,849  $  7,542  $  8,595  $  8,988  $  8,812  $ 42,684   $26,243  $ 19,248  $ 17,481  $ 16,441
           586       715       839       937       943    39,964    25,518    18,974    17,751    16,593
      $  11.69  $  10.55  $  10.25  $   9.59  $   9.34  $   1.06   $  1.03  $   1.00  $   0.98  $   0.99
         10.8%      2.9%      6.9%      2.7%     25.2%      3.3%      3.1%      1.5%     (0.6%)    (0.8%)
          0.1%      0.3%        --      0.2%      0.3%      4.7%      4.5%      2.9%      0.9%      0.6%


      $      8  $      7  $     30  $     58  $     60  $  4,304   $ 3,113  $  2,154  $  2,339  $  2,061
             1         1         2         5         5     4,102     3,075     2,184     2,397     2,091
      $  14.12  $  12.80  $  12.49  $  11.73  $  11.47  $   1.04   $  1.01  $   0.99  $   0.98  $   0.99
         10.3%      2.5%      6.4%      2.2%     24.7%      2.9%      2.7%      1.1%     (1.0%)    (1.2%)
          0.1%      0.3%        --      0.3%      0.3%      4.7%      4.5%      2.9%      0.8%      0.6%


      $     --  $     --  $     --  $     --  $     --  $ 20,615   $11,521  $  7,743  $  9,581  $  2,868
            --        --        --        --        --    19,513    11,138     7,833     9,734     2,887
      $     --  $     --  $     --  $     --  $     --  $   1.05   $  1.02  $   1.00  $   0.98  $   0.99
            --        --        --        --        --      3.0%      2.8%      1.2%     (0.9%)    (0.7%)
            --        --        --        --        --      4.7%      4.5%      2.9%      1.0%      0.6%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------








                                                        MAINSTAY VP
                                                COMMON STOCK--INITIAL CLASS
                                     ------------------------------------------------
                                       2007      2006      2005      2004      2003
                                     ------------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................  $181,427  $217,729  $234,431  $270,485  $278,265
Units Outstanding..................     6,457     8,043     9,934    12,168    13,689
Variable Accumulation Unit Value...  $  28.11  $  27.11  $  23.61  $  22.23  $  20.33
Total Return.......................      3.7%     14.9%      6.2%      9.4%     24.6%
Investment Income Ratio............      1.2%      0.5%      0.9%      1.4%      1.0%

SERIES II POLICIES (b)
Net Assets.........................  $    604  $    684  $    902  $  1,065  $  1,077
Units Outstanding..................        62        72       110       137       152
Variable Accumulation Unit Value...  $   9.76  $   9.43  $   8.22  $   7.75  $   7.10
Total Return.......................      3.5%     14.7%      6.0%      9.2%     24.4%
Investment Income Ratio............      1.2%      0.5%      0.9%      1.4%      0.9%

SERIES III POLICIES (c)
Net Assets.........................  $ 26,757  $ 30,739  $ 30,004  $ 32,680  $ 31,601
Units Outstanding..................     2,725     3,244     3,632     4,192     4,424
Variable Accumulation Unit Value...  $   9.80  $   9.47  $   8.26  $   7.80  $   7.14
Total Return.......................      3.5%     14.6%      6.0%      9.1%     24.4%
Investment Income Ratio............      1.2%      0.6%      1.0%      1.4%      1.2%

SERIES IV POLICIES (d)
Net Assets.........................  $  9,415  $  9,783  $  9,394  $  9,421  $  8,754
Units Outstanding..................       678       730       805       856       870
Variable Accumulation Unit Value...  $  13.89  $  13.41  $  11.68  $  11.00  $  10.07
Total Return.......................      3.6%     14.8%      6.1%      9.3%     24.6%
Investment Income Ratio............      1.3%      0.6%      1.0%      1.4%      1.3%

SERIES V POLICIES (e)
Net Assets.........................  $    114  $    121  $    316  $    325  $    247
Units Outstanding..................         7         8        24        26        22
Variable Accumulation Unit Value...  $  15.44  $  14.96  $  13.08  $  12.38  $  11.37
Total Return.......................      3.2%     14.4%      5.7%      8.9%     24.1%
Investment Income Ratio............      1.2%      0.3%      1.1%      1.6%      1.6%

SERIES VI POLICIES (f)
Net Assets.........................  $     --  $     --  $     --  $     --  $     --
Units Outstanding..................        --        --        --        --        --
Variable Accumulation Unit Value...  $     --  $     --  $     --  $     --  $     --
Total Return.......................        --        --        --        --        --
Investment Income Ratio............        --        --        --        --        --



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------








                         MAINSTAY VP                                       MAINSTAY VP
                 CONVERTIBLE--INITIAL CLASS                     DEVELOPING GROWTH--INITIAL CLASS
      ------------------------------------------------  ------------------------------------------------
        2007      2006      2005      2004      2003      2007      2006      2005      2004      2003
      --------------------------------------------------------------------------------------------------


      $119,531  $129,667  $143,841  $162,933  $169,402  $ 18,278   $14,757   $15,387   $24,385   $25,669
         5,245     6,442     7,778     9,263    10,078     1,275     1,389     1,609     2,817     3,094
      $  22.80  $  20.13  $  18.49  $  17.59  $  16.81   $ 14.26   $ 10.62   $  9.57   $  8.66   $  8.30
         13.3%      8.9%      5.1%      4.6%     20.5%     34.2%     11.1%     10.5%      4.4%     36.6%
          2.2%      2.2%      1.5%      1.8%      2.4%        --        --        --        --        --

      $  1,182  $  1,254  $  1,313  $  1,516  $  1,599   $   212   $   178   $   188   $   174   $   225
            92       111       126       153       168        15        18        21        21        28
      $  12.81  $  11.33  $  10.42  $   9.93  $   9.50   $ 13.58   $ 10.13   $  9.14   $  8.28   $  7.95
         13.1%      8.7%      5.0%      4.5%     20.4%     34.0%     10.9%     10.3%      4.2%     36.4%
          2.2%      2.2%      1.4%      1.9%      2.0%        --        --        --        --        --

      $ 35,196  $ 32,850  $ 34,249  $ 41,714  $ 41,469   $ 8,932   $ 6,163   $ 5,528   $ 5,538   $ 5,667
         2,876     3,037     3,436     4,391     4,559       656       606       603       666       710
      $  12.24  $  10.83  $   9.97  $   9.50  $   9.10   $ 13.62   $ 10.17   $  9.17   $  8.32   $  7.99
         13.0%      8.7%      4.9%      4.4%     20.3%     33.9%     10.8%     10.3%      4.2%     36.3%
          2.3%      2.3%      1.4%      1.9%      2.8%        --        --        --        --        --

      $ 12,384  $ 11,775  $ 12,116  $ 12,704  $ 12,094   $ 2,147   $ 1,544   $ 1,575   $ 1,530   $ 1,394
           819       881       987     1,087     1,083       118       115       130       139       132
      $  15.13  $  13.36  $  12.28  $  11.68  $  11.17   $ 18.09   $ 13.48   $ 12.15   $ 11.00   $ 10.54
         13.2%      8.8%      5.1%      4.6%     20.5%     34.1%     11.0%     10.4%      4.3%     36.5%
          2.3%      2.3%      1.5%      1.9%      3.0%        --        --        --        --        --

      $    423  $    464  $    229  $    246  $    193   $   164   $     9   $    15   $    14   $     8
            26        32        17        19        15         7         1         1         1         1
      $  16.57  $  14.70  $  13.56  $  12.96  $  12.44   $ 22.17   $ 16.59   $ 15.01   $ 13.64   $ 13.13
         12.8%      8.4%      4.7%      4.2%     20.0%     33.6%     10.6%     10.0%      3.9%     31.3%
          2.2%      4.8%      1.5%      2.0%      4.1%        --        --        --        --        --

      $     --  $     --  $     --  $     --  $     --   $    --   $    --   $    --   $    --   $    --
            --        --        --        --        --        --        --        --        --        --
      $     --  $     --  $     --  $     --  $     --   $    --   $    --   $    --   $    --   $    --
            --        --        --        --        --        --        --        --        --        --
            --        --        --        --        --        --        --        --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------








                                                        MAINSTAY VP
                                                 GOVERNMENT--INITIAL CLASS
                                     ------------------------------------------------
                                       2007      2006      2005      2004      2003
                                     ------------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................   $70,190   $82,614  $105,432  $127,522  $169,701
Units Outstanding..................     4,166     5,160     6,756     8,248    11,183
Variable Accumulation Unit Value...   $ 16.85   $ 16.02  $  15.61  $  15.46  $  15.17
Total Return.......................      5.2%      2.6%      1.0%      1.9%      0.5%
Investment Income Ratio............      4.6%      0.9%      2.9%      3.7%      3.6%

SERIES II POLICIES (b)
Net Assets.........................   $   579   $   721  $  1,063  $  1,442  $  1,957
Units Outstanding..................        43        57        86       117       162
Variable Accumulation Unit Value...   $ 13.33   $ 12.69  $  12.38  $  12.28  $  12.07
Total Return.......................      5.0%      2.5%      0.8%      1.7%      0.3%
Investment Income Ratio............      4.3%      0.8%      2.8%      3.7%      2.9%

SERIES III POLICIES (c)
Net Assets.........................   $30,102   $31,736  $ 37,741  $ 46,405  $ 59,899
Units Outstanding..................     2,290     2,535     3,086     3,823     5,017
Variable Accumulation Unit Value...   $ 13.15   $ 12.53  $  12.23  $  12.14  $  11.94
Total Return.......................      5.0%      2.4%      0.8%      1.7%      0.3%
Investment Income Ratio............      4.7%      1.0%      2.8%      3.7%      4.2%

SERIES IV POLICIES (d)
Net Assets.........................   $ 9,360   $10,147  $ 11,975  $ 13,857  $ 17,692
Units Outstanding..................       783       893     1,082     1,262     1,641
Variable Accumulation Unit Value...   $ 11.95   $ 11.36  $  11.08  $  10.98  $  10.78
Total Return.......................      5.1%      2.6%      0.9%      1.8%      0.4%
Investment Income Ratio............      4.7%      0.9%      2.9%      3.7%      4.4%

SERIES V POLICIES (e)
Net Assets.........................   $   183   $   217  $    301  $    361  $    508
Units Outstanding..................        16        20        28        34        48
Variable Accumulation Unit Value...   $ 11.48   $ 10.96  $  10.73  $  10.68  $  10.52
Total Return.......................      4.7%      2.1%      0.5%      1.4%        --
Investment Income Ratio............      4.8%      0.9%      2.9%      2.7%      5.0%

SERIES VI POLICIES (f)
Net Assets.........................   $    --   $    --  $     --  $     --  $     --
Units Outstanding..................        --        --        --        --        --
Variable Accumulation Unit Value...   $    --   $    --  $     --  $     --  $     --
Total Return.......................        --        --        --        --        --
Investment Income Ratio............        --        --        --        --        --



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------







                         MAINSTAY VP
                         HIGH YIELD                                        MAINSTAY VP
                CORPORATE BOND--INITIAL CLASS                   ICAP SELECT EQUITY--INITIAL CLASS
      ------------------------------------------------  ------------------------------------------------
        2007      2006      2005      2004      2003      2007      2006      2005      2004      2003
      --------------------------------------------------------------------------------------------------


      $382,936  $475,318  $532,635  $623,762  $617,551   $66,251   $36,095   $33,772   $37,374   $34,701
        14,914    18,683    23,132    27,478    30,240     4,594     2,640     2,904     3,342     3,407
      $  25.68  $  25.46  $  23.05  $  22.70  $  20.42   $ 14.42   $ 13.68   $ 11.63   $ 11.18   $ 10.18
          0.9%     10.5%      1.5%     11.2%     34.5%      5.4%     17.6%      4.0%      9.8%     26.2%
          6.2%      1.8%      5.5%      6.9%      8.0%      0.6%      0.3%      0.9%      1.0%      0.8%

      $  2,223  $  3,736  $  3,072  $  5,698  $  4,851   $   583   $   306   $   336   $   395   $   374
           137       232       213       396       375        45        24        31        38        40
      $  16.19  $  16.07  $  14.57  $  14.38  $  12.95   $ 13.27   $ 12.62   $ 10.74   $ 10.34   $  9.43
          0.7%     10.3%      1.4%     11.0%     34.3%      5.2%     17.5%      3.8%      9.7%     26.0%
          5.2%      2.2%      4.3%      7.5%      9.3%      0.6%      0.2%      0.8%      1.0%      0.8%

      $ 93,011  $103,150  $105,143  $124,365  $118,930   $21,862   $13,419   $11,362   $13,234   $11,630
         5,857     6,543     7,353     8,808     9,345     1,672     1,080     1,073     1,296     1,249
      $  15.88  $  15.77  $  14.31  $  14.12  $  12.73   $ 13.08   $ 12.44   $ 10.59   $ 10.21   $  9.31
          0.7%     10.3%      1.3%     10.9%     34.2%      5.2%     17.4%      3.8%      9.6%     25.9%
          6.3%      1.9%      5.6%      7.2%      9.3%      0.6%      0.3%      0.9%      1.0%      1.0%

      $ 30,072  $ 34,662  $ 37,289  $ 42,153  $ 35,842   $ 6,279   $ 3,829   $ 3,129   $ 3,137   $ 2,835
         1,842     2,142     2,554     2,920     2,759       441       283       272       284       281
      $  16.31  $  16.17  $  14.65  $  14.44  $  12.99   $ 14.23   $ 13.51   $ 11.49   $ 11.06   $ 10.07
          0.8%     10.4%      1.5%     11.1%     34.4%      5.3%     17.6%      3.9%      9.8%     26.1%
          6.4%      1.9%      5.6%      7.5%     10.4%      0.6%      0.3%      0.9%      1.0%      1.1%

      $    418  $    914  $  1,179  $  1,399  $  1,542   $    77   $    42   $   282   $   273   $    46
            25        54        78        92       112         4         2        19        19         3
      $  16.99  $  16.91  $  15.38  $  15.22  $  13.75   $ 18.46   $ 17.60   $ 15.03   $ 14.52   $ 13.28
          0.4%     10.0%      1.1%     10.7%     33.9%      4.9%     17.1%      3.5%      9.3%     32.8%
          4.7%      1.8%      6.6%      8.8%     11.9%      0.6%        --      1.0%      1.0%      1.8%

      $     --  $     --  $     --  $     --  $     --   $    --   $    --   $    --   $    --   $    --
            --        --        --        --        --        --        --        --        --        --
      $     --  $     --  $     --  $     --  $     --   $    --   $    --   $    --   $    --   $    --
            --        --        --        --        --        --        --        --        --        --
            --        --        --        --        --        --        --        --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------








                                                        MAINSTAY VP
                                              INCOME & GROWTH--INITIAL CLASS
                                     ------------------------------------------------
                                       2007      2006      2005      2004      2003
                                     ------------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................  $     --   $37,676   $42,001   $46,438   $44,045
Units Outstanding..................        --     2,835     3,636     4,151     4,374
Variable Accumulation Unit Value...       $--   $ 13.31   $ 11.55   $ 11.19   $ 10.07
Total Return.......................        --     15.2%      3.2%     11.1%     26.9%
Investment Income Ratio............        --      0.6%      1.1%      1.7%      1.4%

SERIES II POLICIES (b)
Net Assets.........................       $--   $   177   $   314   $   316   $   309
Units Outstanding..................        --        16        33        34        37
Variable Accumulation Unit Value...       $--   $ 10.96   $  9.52   $  9.24   $  8.33
Total Return.......................        --     15.1%      3.1%     10.9%     26.7%
Investment Income Ratio............        --      0.4%      1.1%      1.7%      1.6%

SERIES III POLICIES (c)
Net Assets.........................       $--   $ 9,404   $ 8,863   $ 8,690   $ 7,574
Units Outstanding..................        --       876       949       959       927
Variable Accumulation Unit Value...       $--   $ 10.74   $  9.34   $  9.06   $  8.17
Total Return.......................        --     15.0%      3.0%     10.9%     26.7%
Investment Income Ratio............        --      0.6%      1.2%      1.8%      1.8%

SERIES IV POLICIES (d)
Net Assets.........................       $--   $ 2,554   $ 2,369   $ 2,452   $ 2,018
Units Outstanding..................        --       187       200       214       195
Variable Accumulation Unit Value...       $--   $ 13.64   $ 11.85   $ 11.48   $ 10.34
Total Return.......................        --     15.2%      3.2%     11.0%     26.8%
Investment Income Ratio............        --      0.6%      1.1%      1.8%      1.9%

SERIES V POLICIES (e)
Net Assets.........................       $--   $    24   $    66   $    12   $     1
Units Outstanding..................        --         2         5         1        --
Variable Accumulation Unit Value...       $--   $ 14.90   $ 13.00   $ 12.65   $ 11.44
Total Return.......................        --     14.6%      2.8%     10.6%     14.4%
Investment Income Ratio............        --      0.3%      1.6%      1.1%      4.2%

SERIES VI POLICIES (f)
Net Assets.........................       $--   $    --   $    --   $    --   $    --
Units Outstanding..................        --        --        --        --        --
Variable Accumulation Unit Value...       $--   $    --   $    --   $    --   $    --
Total Return.......................        --        --        --        --        --
Investment Income Ratio............        --        --        --        --        --



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------








                         MAINSTAY VP                                       MAINSTAY VP
             INTERNATIONAL EQUITY--INITIAL CLASS                 LARGE CAP GROWTH--INITIAL CLASS
      ------------------------------------------------  ------------------------------------------------
        2007      2006      2005      2004      2003      2007      2006      2005      2004      2003
      --------------------------------------------------------------------------------------------------


       $84,428   $90,947   $67,127   $52,910   $34,845   $56,461   $56,353   $63,856   $79,285   $97,271
         3,273     3,643     3,484     2,925     2,229     3,618     4,322     5,180     6,615     7,818
       $ 25.81   $ 24.94   $ 19.26   $ 18.09   $ 15.63   $ 15.61   $ 13.04   $ 12.33   $ 11.98   $ 12.44
          3.5%     29.5%      6.5%     15.7%     28.2%     19.7%      5.7%      2.9%     (3.7%)    26.3%
          0.6%      0.3%      1.8%      1.1%      2.1%        --      0.1%        --      0.2%      0.2%

       $ 1,125   $ 1,182   $   633   $   577   $   425   $   391   $   339   $   439   $   473   $   633
            72        78        54        52        45        44        47        64        71        91
       $ 15.66   $ 15.16   $ 11.72   $ 11.02   $  9.54   $  8.68   $  7.27   $  6.88   $  6.70   $  6.96
          3.3%     29.3%      6.3%     15.5%     28.0%     19.5%      5.6%      2.7%     (3.8%)    26.1%
          0.6%      0.3%      1.6%      0.9%      0.4%        --      0.1%        --      0.2%      0.2%

       $29,445   $30,076   $18,508   $15,214   $10,625   $12,304   $10,746   $10,732   $13,389   $16,377
         1,879     1,981     1,576     1,377     1,110     1,654     1,735     1,827     2,343     2,754
       $ 15.68   $ 15.18   $ 11.75   $ 11.05   $  9.57   $  7.40   $  6.19   $  5.87   $  5.72   $  5.95
          3.3%     29.2%      6.3%     15.5%     27.9%     19.4%      5.5%      2.7%     (3.9%)    26.0%
          0.6%      0.3%      1.7%      1.1%      2.3%        --      0.1%        --      0.2%      0.2%

       $ 9,134   $ 8,631   $ 5,810   $ 4,582   $ 3,285   $ 3,646   $ 3,039   $ 3,000   $ 3,497   $ 3,610
           490       478       417       351       291       292       291       304       364       362
       $ 18.62   $ 18.01   $ 13.91   $ 13.07   $ 11.30   $ 12.48   $ 10.43   $  9.87   $  9.60   $  9.97
          3.4%     29.4%      6.4%     15.7%     28.1%     19.6%      5.7%      2.9%     (3.7%)    26.2%
          0.7%      0.3%      1.8%      1.0%      2.6%        --      0.1%        --      0.2%      0.2%


       $    86   $ 1,858   $   386   $   375   $    62   $   260   $   101   $    90   $    77   $    48
             4        94        25        26         5        17         8         8         7         4
       $ 20.26   $ 19.67   $ 15.26   $ 14.39   $ 12.49   $ 14.88   $ 12.49   $ 11.87   $ 11.58   $ 12.08
          3.0%     28.9%      6.0%     15.2%     27.6%     19.1%      5.3%      2.4%     (4.1%)    25.8%
          0.5%      0.8%      1.8%      1.4%      2.1%        --      0.1%        --      0.3%      0.3%

       $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --
            --        --        --        --        --        --        --        --        --        --
       $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --
            --        --        --        --        --        --        --        --        --        --
            --        --        --        --        --        --        --        --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------








                                                        MAINSTAY VP
                                                MID CAP CORE--INITIAL CLASS
                                     ------------------------------------------------
                                       2007      2006      2005      2004      2003
                                     ------------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................   $44,024   $48,130   $47,318   $38,315   $24,078
Units Outstanding..................     2,539     2,876     3,204     2,964     2,245
Variable Accumulation Unit Value...   $ 17.34   $ 16.74   $ 14.77   $ 12.92   $ 10.73
Total Return.......................      3.6%     13.4%     14.3%     20.5%     33.6%
Investment Income Ratio............      0.4%        --      0.6%      0.6%      0.5%

SERIES II POLICIES (b)
Net Assets.........................   $   355   $   468   $   313   $   155   $   170
Units Outstanding..................        19        26        20        11        15
Variable Accumulation Unit Value...   $ 18.60   $ 17.98   $ 15.89   $ 13.93   $ 11.57
Total Return.......................      3.4%     13.2%     14.1%     20.3%     33.4%
Investment Income Ratio............      0.3%        --      0.7%      0.4%      0.5%

SERIES III POLICIES (c)
Net Assets.........................   $18,072   $20,399   $20,574   $15,820   $11,573
Units Outstanding..................     1,012     1,182     1,348     1,182     1,040
Variable Accumulation Unit Value...   $ 17.85   $ 17.27   $ 15.27   $ 13.39   $ 11.13
Total Return.......................      3.4%     13.1%     14.0%     20.3%     33.3%
Investment Income Ratio............      0.4%        --      0.6%      0.5%      0.6%

SERIES IV POLICIES (d)
Net Assets.........................   $ 7,041   $ 7,055   $ 6,824   $ 5,835   $ 4,278
Units Outstanding..................       401       416       456       445       393
Variable Accumulation Unit Value...   $ 17.55   $ 16.95   $ 14.96   $ 13.10   $ 10.88
Total Return.......................      3.5%     13.3%     14.2%     20.4%     33.5%
Investment Income Ratio............      0.4%        --      0.6%      0.5%      0.5%

SERIES V POLICIES (e)
Net Assets.........................   $    26   $    26   $    27   $    24   $    45
Units Outstanding..................         1         1         2         2         4
Variable Accumulation Unit Value...   $ 20.48   $ 19.86   $ 17.60   $ 15.47   $ 12.90
Total Return.......................      3.1%     12.8%     13.7%     20.0%     33.0%
Investment Income Ratio............      0.4%        --      0.5%      0.3%      0.6%

SERIES VI POLICIES (f)
Net Assets.........................   $    --   $    --   $    --   $    --   $    --
Units Outstanding..................        --        --        --        --        --
Variable Accumulation Unit Value...   $    --   $    --   $    --   $    --   $    --
Total Return.......................        --        --        --        --        --
Investment Income Ratio............        --        --        --        --        --



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------








                         MAINSTAY VP                                       MAINSTAY VP
                MID CAP GROWTH--INITIAL CLASS                     MID CAP VALUE--INITIAL CLASS
      ------------------------------------------------  ------------------------------------------------
        2007      2006      2005      2004      2003      2007      2006      2005      2004      2003
      --------------------------------------------------------------------------------------------------


       $60,357   $63,407   $66,803   $54,207   $36,546   $73,160   $90,427   $96,022   $89,742   $65,297
         3,847     4,615     5,239     4,905     3,998     5,250     6,320     7,547     7,353     6,201
       $ 15.70   $ 13.75   $ 12.76   $ 11.05   $  9.14   $ 13.95   $ 14.31   $ 12.72   $ 12.20   $ 10.53
         14.2%      7.7%     15.5%     20.9%     42.8%    (2.5%)     12.5%      4.2%     15.9%     27.2%
            --        --        --        --        --      0.9%      0.1%      0.8%      0.9%      1.1%


       $   293   $   365   $   470   $   292   $   198   $   455   $   614   $   715   $   807   $   678
            15        21        29        21        17        33        43        57        67        65
       $ 19.94   $ 17.49   $ 16.26   $ 14.10   $ 11.68   $ 13.76   $ 14.14   $ 12.59   $ 12.10   $ 10.45
         14.0%      7.5%     15.3%     20.7%     42.6%    (2.7%)     12.3%      4.1%     15.7%     27.0%
            --        --        --        --        --      0.9%      0.1%      0.7%      0.9%      1.0%


       $23,871   $23,626   $26,887   $22,005   $17,706   $34,312   $42,392   $43,214   $40,034   $30,861
         1,505     1,697     2,077     1,958     1,901     2,456     2,953     3,378     3,255     2,903
       $ 15.87   $ 13.93   $ 12.96   $ 11.24   $  9.32   $ 13.97   $ 14.36   $ 12.79   $ 12.30   $ 10.63
         13.9%      7.5%     15.3%     20.7%     42.5%    (2.7%)     12.2%      4.0%     15.7%     26.9%
            --        --        --        --        --      0.9%      0.1%      0.8%      0.9%      1.2%


       $ 9,478   $ 9,021   $ 9,387   $ 7,944   $ 5,924   $12,987   $14,247   $13,991   $13,799   $11,463
           553       600       672       657       592       955     1,021     1,127     1,158     1,114
       $ 17.15   $ 15.02   $ 13.96   $ 12.09   $ 10.01   $ 13.60   $ 13.96   $ 12.42   $ 11.92   $ 10.29
         14.1%      7.7%     15.4%     20.8%     42.7%    (2.6%)     12.4%      4.2%     15.9%     27.1%
            --        --        --        --        --      1.0%      0.1%      0.8%      0.9%      1.3%


       $    44   $    19   $    45   $   106   $   107   $   174   $   212   $   259   $   378   $   302
             2         1         2         6         7        13        15        21        32        29
       $ 24.45   $ 21.51   $ 20.06   $ 17.45   $ 14.50   $ 13.50   $ 13.91   $ 12.42   $ 11.97   $ 10.37
         13.7%      7.2%     15.0%     20.4%     42.1%    (3.0%)     12.0%      3.8%     15.4%     26.6%
            --        --        --        --        --      0.9%      0.1%      0.6%      0.8%      1.2%


       $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --
            --        --        --        --        --        --        --        --        --        --
       $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --
            --        --        --        --        --        --        --        --        --        --
            --        --        --        --        --        --        --        --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------








                                                        MAINSTAY VP
                                               S&P 500 INDEX--INITIAL CLASS
                                     ------------------------------------------------
                                       2007      2006      2005      2004      2003
                                     ------------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................  $356,727  $425,316  $463,829  $533,383  $535,415
Units Outstanding..................    12,943    16,021    19,872    23,603    25,814
Variable Accumulation Unit Value...  $  27.58  $  26.58  $  23.35  $  22.60  $  20.74
Total Return.......................      3.8%     13.8%      3.3%      9.0%     26.4%
Investment Income Ratio............      1.5%      0.5%      1.1%      1.5%      1.4%

SERIES II POLICIES (b)
Net Assets.........................  $    964  $  1,128  $  1,578  $  1,797  $  1,788
Units Outstanding..................        93       112       179       210       227
Variable Accumulation Unit Value...  $  10.40  $  10.04  $   8.83  $   8.56  $   7.87
Total Return.......................      3.6%     13.7%      3.2%      8.8%     26.2%
Investment Income Ratio............      1.5%      0.5%      1.1%      1.5%      1.3%

SERIES III POLICIES (c)
Net Assets.........................  $ 57,128  $ 71,942  $ 72,357  $ 76,899  $ 70,812
Units Outstanding..................     5,662     7,380     8,434     9,241     9,253
Variable Accumulation Unit Value...  $  10.10  $   9.75  $   8.58  $   8.32  $   7.65
Total Return.......................      3.6%     13.6%      3.1%      8.7%     26.2%
Investment Income Ratio............      1.5%      0.5%      1.2%      1.5%      1.6%

SERIES IV POLICIES (d)
Net Assets.........................  $ 20,632  $ 21,846  $ 21,290  $ 21,843  $ 19,067
Units Outstanding..................     1,500     1,647     1,826     1,935     1,839
Variable Accumulation Unit Value...  $  13.76  $  13.26  $  11.66  $  11.29  $  10.37
Total Return.......................      3.7%     13.8%      3.3%      8.9%     26.4%
Investment Income Ratio............      1.6%      0.5%      1.2%      1.6%      1.8%

SERIES V POLICIES (e)
Net Assets.........................  $    190  $    191  $    345  $    414  $    264
Units Outstanding..................        12        12        25        31        21
Variable Accumulation Unit Value...  $  16.18  $  15.66  $  13.82  $  13.43  $  12.39
Total Return.......................      3.3%     13.3%      2.9%      8.5%     25.8%
Investment Income Ratio............      1.6%      0.3%      1.1%      1.6%      1.7%

SERIES VI POLICIES (f)
Net Assets.........................  $     --  $     --  $     --  $     --  $     --
Units Outstanding..................        --        --        --        --        --
Variable Accumulation Unit Value...  $     --  $     --  $     --  $     --  $     --
Total Return.......................        --        --        --        --        --
Investment Income Ratio............        --        --        --        --        --



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------








                         MAINSTAY VP                                       MAINSTAY VP
               SMALL CAP GROWTH--INITIAL CLASS                     TOTAL RETURN--INITIAL CLASS
      ------------------------------------------------  ------------------------------------------------
        2007      2006      2005      2004      2003      2007      2006      2005      2004      2003
      --------------------------------------------------------------------------------------------------


       $24,405   $33,405   $38,454   $45,369   $40,155  $133,026  $155,310  $179,431  $216,659  $233,917
         2,292     2,996     3,613     4,375     4,177     6,205     7,691     9,593    12,145    13,754
       $ 10.65   $ 11.16   $ 10.64   $ 10.37   $  9.61  $  21.45  $  20.23  $  18.74  $  17.84  $  17.01
        (4.5%)      4.8%      2.6%      7.9%     39.7%      6.0%      8.0%      5.0%      4.9%     18.0%
            --        --        --        --        --      2.1%      0.6%      1.4%      1.6%      1.9%


       $   105   $   167   $   363   $   449   $   426  $    336  $    365  $    500  $    724  $  1,895
            10        15        33        42        43        34        39        58        88       242
       $ 10.86   $ 11.40   $ 10.89   $ 10.63   $  9.86  $   9.81  $   9.27  $   8.60  $   8.20  $   7.83
        (4.7%)      4.7%      2.5%      7.7%     39.5%      5.9%      7.8%      4.9%      4.7%     17.8%
            --        --        --        --        --      2.1%      0.5%      1.3%      1.0%      1.7%


       $10,880   $14,717   $16,095   $18,573   $17,970  $ 15,244  $ 17,053  $ 18,186  $ 21,718  $ 21,510
         1,036     1,335     1,527     1,804     1,879     1,627     1,924     2,210     2,767     2,868
       $ 10.51   $ 11.04   $ 10.55   $ 10.30   $  9.56  $   9.38  $   8.87  $   8.23  $   7.85  $   7.50
        (4.7%)      4.6%      2.4%      7.7%     39.4%      5.8%      7.8%      4.8%      4.7%     17.8%
            --        --        --        --        --      2.2%      0.6%      1.4%      1.7%      2.3%


       $ 6,073   $ 7,081   $ 7,745   $ 8,101   $ 7,514  $  5,942  $  6,426  $  6,488  $  6,866  $  6,662
           531       590       677       726       726       459       526       573       636       647
       $ 11.45   $ 12.00   $ 11.45   $ 11.16   $ 10.35  $  12.95  $  12.22  $  11.33  $  10.79  $  10.29
        (4.6%)      4.8%      2.6%      7.8%     39.7%      6.0%      7.9%      5.0%      4.8%     18.0%
            --        --        --        --        --      2.2%      0.6%      1.5%      1.7%      2.6%


       $    51   $    57   $    78   $   130   $   126  $     48  $     46  $    308  $    351  $    305
             4         4         6        10        11         3         3        24        29        26
       $ 12.57   $ 13.23   $ 12.68   $ 12.41   $ 11.55  $  14.45  $  13.69  $  12.74  $  12.19  $  11.67
        (5.0%)      4.4%      2.2%      7.4%     39.1%      5.5%      7.5%      4.6%      4.4%     17.5%
            --        --        --        --        --      2.3%      0.2%      1.4%      1.8%      3.1%


       $    --   $    --   $    --   $    --   $    --  $     --  $     --  $     --  $     --  $     --
            --        --        --        --        --        --        --        --        --        --
       $    --   $    --   $    --   $    --   $    --  $     --  $     --  $     --  $     --  $     --
            --        --        --        --        --        --        --        --        --        --
            --        --        --        --        --        --        --        --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------








                                                        MAINSTAY VP
                                                   VALUE--INITIAL CLASS
                                     ------------------------------------------------
                                       2007      2006      2005      2004      2003
                                     ------------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................  $151,097  $183,429  $184,372  $205,052  $202,324
Units Outstanding..................     6,108     7,477     8,804    10,255    11,104
Variable Accumulation Unit Value...  $  24.74  $  24.56  $  20.95  $  19.99  $  18.22
Total Return.......................      0.8%     17.2%      4.8%      9.7%     25.6%
Investment Income Ratio............      1.5%      0.4%      1.1%      1.1%      1.6%

SERIES II POLICIES (b)
Net Assets.........................  $    956  $    729  $    936  $  1,017  $  1,072
Units Outstanding..................        67        51        77        87       101
Variable Accumulation Unit Value...  $  14.37  $  14.28  $  12.20  $  11.66  $  10.64
Total Return.......................      0.6%     17.0%      4.6%      9.6%     25.4%
Investment Income Ratio............      1.7%      0.3%      1.1%      1.1%      1.6%

SERIES III POLICIES (c)
Net Assets.........................  $ 39,764  $ 45,206  $ 42,103  $ 40,492  $ 36,811
Units Outstanding..................     2,903     3,319     3,616     3,635     3,619
Variable Accumulation Unit Value...  $  13.70  $  13.63  $  11.65  $  11.14  $  10.17
Total Return.......................      0.6%     17.0%      4.6%      9.5%     25.4%
Investment Income Ratio............      1.5%      0.4%      1.2%      1.2%      1.8%

SERIES IV POLICIES (d)
Net Assets.........................  $ 11,288  $ 12,559  $ 11,565  $ 11,987  $ 11,041
Units Outstanding..................       865       967     1,046     1,135     1,147
Variable Accumulation Unit Value...  $  13.05  $  12.95  $  11.06  $  10.56  $   9.63
Total Return.......................      0.7%     17.2%      4.7%      9.7%     25.5%
Investment Income Ratio............      1.6%      0.4%      1.2%      1.2%      1.9%

SERIES V POLICIES (e)
Net Assets.........................  $    122  $    131  $    179  $    234  $    230
Units Outstanding..................         9         9        15        21        22
Variable Accumulation Unit Value...  $  13.92  $  13.87  $  11.89  $  11.40  $  10.43
Total Return.......................      0.3%     16.7%      4.3%      9.2%     25.0%
Investment Income Ratio............      1.5%      0.3%      1.0%      1.1%      2.0%

SERIES VI POLICIES (f)
Net Assets.........................  $     --  $     --  $     --  $     --  $     --
Units Outstanding..................        --        --        --        --        --
Variable Accumulation Unit Value...  $     --  $     --  $     --  $     --  $     --
Total Return.......................        --        --        --        --        --
Investment Income Ratio............        --        --        --        --        --



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------






                                                                           CVS CALVERT
                       ALGER AMERICAN                                        SOCIAL
                   SMALL CAPITALIZATION--                                   BALANCED
                       CLASS O SHARES                                       PORTFOLIO
      ------------------------------------------------  ------------------------------------------------
        2007      2006      2005      2004      2003      2007      2006      2005      2004      2003
      --------------------------------------------------------------------------------------------------


       $60,436   $67,921   $66,237   $64,616   $60,347   $21,345   $25,281   $28,572   $30,071   $27,683
         3,861     5,028     5,793     6,515     6,994     1,057     1,268     1,536     1,684     1,655
       $ 15.64   $ 13.53   $ 11.43   $  9.92   $  8.63   $ 20.22   $ 19.96   $ 18.61   $ 17.86   $ 16.73
         15.6%     18.3%     15.3%     15.0%     40.4%      1.3%      7.3%      4.2%      6.8%     17.7%
            --        --        --        --        --      2.2%      2.1%      1.7%      1.7%      2.0%

       $   379   $   410   $   430   $   442   $   418   $   239   $   213   $   155   $   157   $   125
            35        43        54        64        69        23        21        16        17        14
       $ 10.89   $  9.44   $  7.99   $  6.94   $  6.05   $ 10.47   $ 10.35   $  9.66   $  9.29   $  8.71
         15.4%     18.2%     15.1%     14.8%     40.2%      1.2%      7.1%      4.0%      6.6%     17.5%
            --        --        --        --        --      2.3%      2.4%      1.9%      1.6%      1.8%

       $13,722   $14,487   $12,448   $12,381   $10,455   $ 9,243   $10,060   $10,766   $10,514   $ 8,419
         1,361     1,660     1,686     1,925     1,865       911     1,004     1,148     1,166       995
       $ 10.08   $  8.74   $  7.40   $  6.43   $  5.61   $ 10.15   $ 10.03   $  9.37   $  9.02   $  8.46
         15.4%     18.1%     15.0%     14.7%     40.1%      1.1%      7.0%      4.0%      6.5%     17.4%
            --        --        --        --        --      2.3%      2.2%      1.8%      1.8%      2.6%

       $ 3,672   $ 3,658   $ 3,090   $ 2,438   $ 2,010   $ 5,649   $ 5,824   $ 5,075   $ 4,417   $ 2,279
           179       202       204       185       175       432       451       421       382       210
       $ 20.78   $ 17.98   $ 15.20   $ 13.20   $ 11.49   $ 13.09   $ 12.92   $ 12.06   $ 11.58   $ 10.85
         15.6%     18.3%     15.2%     14.9%     40.3%      1.3%      7.2%      4.1%      6.7%     17.6%
            --        --        --        --        --      2.4%      2.4%      1.9%      2.1%      3.5%

       $    77   $    88   $   133   $   147   $    54   $   809   $   867   $   833   $   751   $    70
             3         4         7         9         4        58        62        64        60         6
       $ 24.07   $ 20.91   $ 17.75   $ 15.47   $ 13.52   $ 14.02   $ 13.90   $ 13.02   $ 12.55   $ 11.81
         15.1%     17.8%     14.7%     14.4%     35.2%      0.9%      6.8%      3.7%      6.3%     17.1%
            --        --        --        --        --      2.5%      2.4%      1.9%      2.7%      4.6%

       $    --   $    --   $    --   $    --   $    --   $ 2,832   $ 2,954   $ 2,345   $ 1,673   $   469
            --        --        --        --        --       220       232       197       146        43
       $    --   $    --   $    --   $    --   $    --   $ 12.87   $ 12.74   $ 11.92   $ 11.48   $ 10.80
            --        --        --        --        --      1.0%      6.9%      3.8%      6.4%      8.0%
            --        --        --        --        --      2.4%      2.6%      2.1%      2.5%      7.3%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------







                                                        DREYFUS IP
                                                    TECHNOLOGY GROWTH--
                                                      INITIAL SHARES
                                     ------------------------------------------------
                                       2007      2006      2005      2004      2003
                                     ------------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................   $11,014   $11,723   $12,609   $16,780   $17,740
Units Outstanding..................     1,065     1,284     1,423     1,936     2,027
Variable Accumulation Unit Value...   $ 10.32   $  9.12   $  8.87   $  8.67   $  8.75
Total Return.......................     13.1%      2.9%      2.3%     (0.9%)    48.9%
Investment Income Ratio............        --        --        --        --        --

SERIES II POLICIES (b)
Net Assets.........................   $   217   $   224   $    91   $   113   $   182
Units Outstanding..................        17        20         8        11        17
Variable Accumulation Unit Value...   $ 12.51   $ 11.08   $ 10.79   $ 10.56   $ 10.67
Total Return.......................     13.0%      2.7%      2.2%     (1.1%)    48.6%
Investment Income Ratio............        --        --        --        --        --

SERIES III POLICIES (c)
Net Assets.........................   $ 5,640   $ 5,428   $ 6,397   $ 8,362   $10,676
Units Outstanding..................       541       590       715       952     1,201
Variable Accumulation Unit Value...   $ 10.40   $  9.21   $  8.98   $  8.79   $  8.89
Total Return.......................     12.9%      2.6%      2.1%     (1.1%)    48.6%
Investment Income Ratio............        --        --        --        --        --

SERIES IV POLICIES (d)
Net Assets.........................   $ 1,863   $ 1,885   $ 2,156   $ 2,402   $ 2,206
Units Outstanding..................       148       170       200       228       207
Variable Accumulation Unit Value...   $ 12.54   $ 11.09   $ 10.79   $ 10.55   $ 10.65
Total Return.......................     13.1%      2.8%      2.3%     (1.0%)    48.8%
Investment Income Ratio............        --        --        --        --        --

SERIES V POLICIES (e)
Net Assets.........................   $    69   $    48   $    45   $    29   $    32
Units Outstanding..................         4         3         3         2         2
Variable Accumulation Unit Value...   $ 16.42   $ 14.58   $ 14.24   $ 13.97   $ 14.17
Total Return.......................     12.6%      2.4%      1.9%     (1.4%)    41.7%
Investment Income Ratio............        --        --        --        --        --

SERIES VI POLICIES (f)
Net Assets.........................   $    --   $    --   $    --   $    --   $    --
Units Outstanding..................        --        --        --        --        --
Variable Accumulation Unit Value...   $    --   $    --   $    --   $    --   $    --
Total Return.......................        --        --        --        --        --
Investment Income Ratio............        --        --        --        --        --



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------







                         FIDELITY(R)                                       FIDELITY(R)
                     VIP CONTRAFUND(R)--                               VIP EQUITY-INCOME--
                        INITIAL CLASS                                     INITIAL CLASS
      ------------------------------------------------  ------------------------------------------------
        2007      2006      2005      2004      2003      2007      2006      2005      2004      2003
      --------------------------------------------------------------------------------------------------


      $310,382  $328,808  $346,947  $319,270  $291,995  $143,891  $176,652  $173,409  $189,506  $179,594
        10,034    12,342    14,328    15,206    15,836     6,579     8,089     9,399    10,725    11,179
      $  30.93  $  26.67  $  24.21  $  21.00  $  18.44  $  21.89  $  21.86  $  18.45  $  17.67  $  16.07
         16.0%     10.2%     15.3%     13.9%     26.7%      0.1%     18.5%      4.4%     10.0%     28.5%
          0.9%      1.3%      0.3%      0.3%      0.5%      1.7%      3.3%      1.7%      1.5%      1.8%


      $  2,180  $  1,816  $  1,588  $  1,465  $  1,321  $    903  $    934  $    662  $  1,372  $    877
           135       130       126       133       136        64        66        55       119        84
      $  16.15  $  13.95  $  12.68  $  11.02  $   9.69  $  14.17  $  14.17  $  11.97  $  11.49  $  10.46
         15.8%     10.0%     15.1%     13.7%     26.5%        --     18.3%      4.2%      9.8%     28.3%
          0.9%      1.3%      0.3%      0.3%      0.4%      1.8%      3.3%      1.8%      1.1%      1.8%


      $ 66,442  $ 62,163  $ 58,804  $ 48,944  $ 41,757  $ 39,194  $ 43,301  $ 37,734  $ 39,178  $ 36,552
         4,290     4,646     4,831     4,625     4,484     2,817     3,115     3,203     3,465     3,548
      $  15.49  $  13.39  $  12.18  $  10.58  $   9.31  $  13.92  $  13.93  $  11.78  $  11.31  $  10.30
         15.7%      9.9%     15.1%     13.6%     26.4%    (0.1%)     18.3%      4.2%      9.8%     28.3%
          0.9%      1.3%      0.3%      0.3%      0.3%      1.7%      3.4%      1.7%      1.5%      1.5%


      $ 23,041  $ 20,025  $ 18,030  $ 14,290  $ 11,685  $  9,960  $ 10,984  $  9,392  $  9,223  $  8,099
         1,261     1,269     1,259     1,149     1,070       700       772       782       801       773
      $  18.29  $  15.78  $  14.33  $  12.43  $  10.93  $  14.24  $  14.23  $  12.01  $  11.51  $  10.47
         15.9%     10.1%     15.3%     13.8%     26.6%      0.1%     18.5%      4.3%      9.9%     28.5%
          1.0%      1.3%      0.3%      0.3%      0.3%      1.7%      3.3%      1.6%      1.5%      1.0%


      $    518  $    628  $    732  $    526  $    398  $    304  $    465  $    694  $    651  $    370
            24        34        43        36        31        22        33        58        56        35
      $  21.40  $  18.54  $  16.91  $  14.73  $  12.99  $  14.11  $  14.15  $  12.00  $  11.54  $  10.54
         15.4%      9.7%     14.8%     13.4%     26.1%    (0.3%)     18.0%      3.9%      9.5%     27.9%
          0.9%      1.3%      0.3%      0.3%      0.2%      1.9%      3.7%      1.6%      1.2%      1.0%


      $     --  $     --  $     --  $     --  $     --  $     --  $     --  $     --  $     --  $     --
            --        --        --        --        --        --        --        --        --        --
      $     --  $     --  $     --  $     --  $     --  $     --  $     --  $     --  $     --  $     --
            --        --        --        --        --        --        --        --        --        --
            --        --        --        --        --        --        --        --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------







                                                    JANUS ASPEN SERIES
                                                        BALANCED--
                                                   INSTITUTIONAL SHARES
                                     ------------------------------------------------
                                       2007      2006      2005      2004      2003
                                     ------------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................  $322,937  $378,517  $438,220  $501,432  $541,659
Units Outstanding..................    12,429    15,886    20,068    24,437    28,250
Variable Accumulation Unit Value...  $  25.99  $  23.85  $  21.84  $  20.52  $  19.17
Total Return.......................      9.0%      9.2%      6.5%      7.0%     12.5%
Investment Income Ratio............      2.5%      2.1%      2.2%      2.2%      2.2%

SERIES II POLICIES (b)
Net Assets.........................  $  1,447  $  1,377  $  1,886  $  2,176  $  2,620
Units Outstanding..................       109       112       167       205       264
Variable Accumulation Unit Value...  $  13.40  $  12.31  $  11.29  $  10.62  $   9.94
Total Return.......................      8.8%      9.0%      6.3%      6.9%     12.3%
Investment Income Ratio............      2.6%      2.1%      2.2%      2.1%      2.2%

SERIES III POLICIES (c)
Net Assets.........................  $ 58,855  $ 62,239  $ 65,609  $ 74,259  $ 79,154
Units Outstanding..................     4,677     5,382     6,178     7,429     8,458
Variable Accumulation Unit Value...  $  12.59  $  11.57  $  10.62  $  10.00  $   9.36
Total Return.......................      8.8%      9.0%      6.2%      6.8%     12.2%
Investment Income Ratio............      2.5%      2.1%      2.2%      2.2%      2.4%

SERIES IV POLICIES (d)
Net Assets.........................  $ 18,624  $ 19,557  $ 19,881  $ 21,177  $ 21,004
Units Outstanding..................     1,332     1,523     1,691     1,916     2,032
Variable Accumulation Unit Value...  $  13.98  $  12.83  $  11.76  $  11.05  $  10.33
Total Return.......................      8.9%      9.1%      6.4%      7.0%     12.4%
Investment Income Ratio............      2.5%      2.1%      2.3%      2.3%      2.6%

SERIES V POLICIES (e)
Net Assets.........................  $    323  $    414  $    680  $    647  $    513
Units Outstanding..................        23        32        56        57        48
Variable Accumulation Unit Value...  $  14.27  $  13.15  $  12.10  $  11.42  $  10.72
Total Return.......................      8.5%      8.7%      6.0%      6.5%     12.0%
Investment Income Ratio............      2.3%      2.0%      2.3%      2.4%      2.9%

SERIES VI POLICIES (f)
Net Assets.........................  $     --  $     --  $     --  $     --  $     --
Units Outstanding..................        --        --        --        --        --
Variable Accumulation Unit Value...  $     --  $     --  $     --  $     --  $     --
Total Return.......................        --        --        --        --        --
Investment Income Ratio............        --        --        --        --        --



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------







                     Janus Aspen Series                                      MFS(R)
                     Worldwide Growth--                             INVESTORS TRUST SERIES--
                    Institutional Shares                                  INITIAL CLASS
      ------------------------------------------------  ------------------------------------------------
        2007      2006      2005      2004      2003      2007      2006      2005      2004      2003
      --------------------------------------------------------------------------------------------------


      $149,193  $173,489  $189,175  $231,574  $266,039   $16,463   $19,437   $21,375   $24,302   $24,572
         7,468     9,403    11,939    15,251    18,103     1,374     1,764     2,160     2,599     2,885
      $  19.97  $  18.48  $  15.85  $  15.18  $  14.70   $ 11.99   $ 11.03   $  9.90   $  9.35   $  8.52
          8.1%     16.6%      4.4%      3.3%     22.3%      8.7%     11.4%      5.8%      9.8%     20.5%
          0.7%      1.7%      1.3%      1.0%      1.1%      0.9%      0.5%      0.6%      0.6%      0.7%


      $    392  $    691  $    829  $    985  $  1,136   $   272   $   322   $   323   $   368   $   340
            46        88       123       152       181        26        33        37        44        45
      $   8.46  $   7.84  $   6.74  $   6.46  $   6.27   $ 10.57   $  9.73   $  8.75   $  8.28   $  7.55
          7.9%     16.4%      4.2%      3.2%     22.1%      8.6%     11.3%      5.7%      9.6%     20.3%
          0.7%      1.8%      1.3%      0.9%      1.0%      0.9%      0.5%      0.6%      0.6%      0.7%


      $ 15,136  $ 15,213  $ 14,690  $ 16,987  $ 20,011   $ 5,209   $ 5,335   $ 5,819   $ 6,024   $ 5,795
         1,951     2,115     2,375     2,864     3,479       502       558       677       740       780
      $   7.76  $   7.19  $   6.18  $   5.93  $   5.75   $ 10.37   $  9.56   $  8.60   $  8.14   $  7.43
          7.9%     16.3%      4.2%      3.1%     22.0%      8.5%     11.2%      5.6%      9.6%     20.2%
          0.7%      1.8%      1.4%      1.0%      1.4%      0.8%      0.5%      0.6%      0.6%      0.6%


      $  5,875  $  6,014  $  5,713  $  6,016  $  6,275   $ 1,283   $ 1,334   $ 1,287   $ 1,319   $ 1,236
           455       504       557       612       659        93       104       113       123       126
      $  12.91  $  11.94  $  10.25  $   9.83  $   9.52   $ 13.76   $ 12.67   $ 11.37   $ 10.75   $  9.80
          8.0%     16.5%      4.3%      3.3%     22.2%      8.7%     11.4%      5.8%      9.8%     20.4%
          0.8%      1.8%      1.4%      1.0%      1.3%      0.8%      0.5%      0.6%      0.6%      0.6%


      $     92  $     81  $    134  $    135  $     84   $    72   $    70   $    91   $    91   $    74
             6         5        10        11         7         4         4         6         7         6
      $  16.17  $  15.03  $  12.97  $  12.48  $  12.13   $ 17.21   $ 15.90   $ 14.35   $ 13.62   $ 12.46
          7.6%     15.9%      3.9%      2.9%     21.8%      8.2%     10.8%      5.4%      9.3%     24.6%
          0.7%      1.6%      1.4%      1.2%      1.2%      0.8%      0.4%      0.6%      0.6%      0.3%


      $     --  $     --  $     --  $     --  $     --   $    --   $    --   $    --   $    --   $    --
            --        --        --        --        --        --        --        --        --        --
      $     --  $     --  $     --  $     --  $     --   $    --   $    --   $    --   $    --   $    --
            --        --        --        --        --        --        --        --        --        --
            --        --        --        --        --        --        --        --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------







                                                          MFS(R)
                                                         RESEARCH
                                                   SERIES--INITIAL CLASS
                                     ------------------------------------------------
                                       2007      2006      2005      2004      2003
                                     ------------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................   $20,040   $25,440   $30,730   $34,542   $33,395
Units Outstanding..................     1,536     2,180     2,867     3,422     3,779
Variable Accumulation Unit Value...   $ 13.05   $ 11.69   $ 10.73   $ 10.09   $  8.84
Total Return.......................     11.6%      8.9%      6.3%     14.2%     23.0%
Investment Income Ratio............      0.7%      0.5%      0.5%      1.1%      0.7%

SERIES II POLICIES (b)
Net Assets.........................   $   181   $   238   $   246   $   298   $   307
Units Outstanding..................        20        29        32        42        49
Variable Accumulation Unit Value...   $  9.20   $  8.25   $  7.59   $  7.15   $  6.27
Total Return.......................     11.5%      8.8%      6.1%     14.1%     22.8%
Investment Income Ratio............      0.7%      0.5%      0.5%      1.1%      0.7%

SERIES III POLICIES (c)
Net Assets.........................   $ 5,125   $ 5,379   $ 5,561   $ 6,554   $ 6,172
Units Outstanding..................       583       683       767       958     1,029
Variable Accumulation Unit Value...   $  8.79   $  7.89   $  7.26   $  6.84   $  6.00
Total Return.......................     11.4%      8.7%      6.1%     14.0%     22.7%
Investment Income Ratio............      0.7%      0.5%      0.5%      1.1%      0.6%

SERIES IV POLICIES (d)
Net Assets.........................   $ 1,094   $ 1,079   $ 1,131   $ 1,125   $ 1,035
Units Outstanding..................        77        84        96       102       107
Variable Accumulation Unit Value...   $ 14.29   $ 12.80   $ 11.76   $ 11.07   $  9.69
Total Return.......................     11.6%      8.9%      6.3%     14.2%     22.9%
Investment Income Ratio............      0.7%      0.5%      0.5%      1.1%      0.6%

SERIES V POLICIES (e)
Net Assets.........................   $     6   $     7   $    22   $    27   $     8
Units Outstanding..................        --        --         2         2         1
Variable Accumulation Unit Value...   $ 17.14   $ 15.43   $ 14.23   $ 13.44   $ 11.82
Total Return.......................     11.1%      8.4%      5.8%     13.7%     22.5%
Investment Income Ratio............      0.6%      0.9%      0.4%      0.5%      0.2%

SERIES VI POLICIES (f)
Net Assets.........................   $    --   $    --   $    --   $    --   $    --
Units Outstanding..................        --        --        --        --        --
Variable Accumulation Unit Value...   $    --   $    --   $    --   $    --   $    --
Total Return.......................        --        --        --        --        --
Investment Income Ratio............        --        --        --        --        --



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------







                           MFS(R)                                       NEUBERGER BERMAN
                          UTILITIES                                        AMT MID-CAP
                    SERIES--INITIAL CLASS                           GROWTH PORTFOLIO--CLASS I
      ------------------------------------------------  ------------------------------------------------
        2007      2006      2005      2004      2003      2007      2006      2005      2004      2003
      --------------------------------------------------------------------------------------------------


       $2,435    $2,035    $2,771    $1,792    $  870    $3,160    $3,195    $3,233    $3,795    $4,336
          112       118       208       155        97       212       258       296       390       511
       $21.76    $17.25    $13.33    $11.57    $ 9.01    $14.92    $12.35    $10.92    $ 9.73    $ 8.49
        26.1%     29.4%     15.2%     28.4%     34.0%     20.8%     13.1%     12.2%     14.7%     26.3%
         0.9%      1.9%      0.5%      1.3%      1.7%        --        --        --        --        --


       $   85    $   58    $   19    $   23    $   16    $   43    $   44    $   43    $   59    $   69
            3         3         1         2         2         3         3         4         6         8
       $25.48    $20.24    $15.66    $13.61    $10.62    $15.29    $12.68    $11.23    $10.02    $ 8.75
        25.9%     29.2%     15.0%     28.2%     33.8%     20.6%     12.9%     12.0%     14.5%     26.1%
         0.5%      1.3%      0.6%      1.3%      2.1%        --        --        --        --        --


       $3,574    $3,030    $2,247    $1,955    $1,138    $3,264    $3,034    $2,913    $3,531    $3,204
          176       188       180       180       134       213       238       258       350       364
       $20.33    $16.15    $12.50    $10.87    $ 8.49    $15.36    $12.74    $11.28    $10.08    $ 8.81
        25.9%     29.2%     15.0%     28.1%     33.7%     20.6%     12.9%     11.9%     14.5%     26.0%
         1.0%      2.0%      0.6%      1.4%      2.1%        --        --        --        --        --


       $  178    $  170    $  147    $  132    $  104    $  768    $  743    $  711    $  672    $  619
            5         7         7         8         8        36        42        45        48        51
       $32.88    $26.08    $20.16    $17.50    $13.64    $21.44    $17.76    $15.71    $14.01    $12.22
        26.1%     29.4%     15.2%     28.3%     33.9%     20.8%     13.0%     12.1%     14.6%     26.2%
         1.0%      2.4%      0.6%      1.5%      2.2%        --        --        --        --        --


       $   65    $   41    $   55    $   44    $   15    $   65    $   75    $  117    $  110    $   82
            2         2         3         3         1         3         4         8         8         7
       $28.99    $23.09    $17.92    $15.62    $12.22    $20.45    $17.00    $15.11    $13.53    $11.85
        25.6%     28.9%     14.7%     27.8%     22.2%     20.3%     12.5%     11.7%     14.2%     25.8%
         0.9%      3.0%      0.6%      1.3%        --        --        --        --        --        --


       $   --    $   --    $   --    $   --    $   --    $   --    $   --    $   --    $   --    $   --
           --        --        --        --        --        --        --        --        --        --
       $   --    $   --    $   --    $   --    $   --    $   --    $   --    $   --    $   --    $   --
           --        --        --        --        --        --        --        --        --        --
           --        --        --        --        --        --        --        --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------






                                                 ROYCE                         ROYCE
                                               MICRO-CAP                     SMALL-CAP
                                              PORTFOLIO--                   PORTFOLIO--
                                           INVESTMENT CLASS              INVESTMENT CLASS
                                     ----------------------------  ----------------------------
                                       2007      2006      2005      2007      2006      2005
                                     ----------------------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................   $20,156   $15,285   $1,905    $13,289   $11,550   $4,337
Units Outstanding..................     1,353     1,051      159      1,078       907      387
Variable Accumulation Unit Value...   $ 14.88   $ 14.51   $12.16    $ 12.27   $ 12.72   $11.18
Total Return.......................      2.5%     19.4%    21.6%     (3.5%)     13.8%    11.8%
Investment Income Ratio............      1.5%      0.3%     1.5%       0.1%      0.1%       --

SERIES II POLICIES (b)
Net Assets.........................   $ 1,311   $   642   $   46    $ 1,355   $   645   $1,261
Units Outstanding..................        88        44        4        116        53      119
Variable Accumulation Unit Value...   $ 14.97   $ 14.62   $12.27    $ 11.58   $ 12.01   $10.56
Total Return.......................      2.4%     19.2%    22.7%     (3.6%)     13.7%     5.6%
Investment Income Ratio............      1.7%      0.3%     1.5%       0.1%        --       --

SERIES III POLICIES (c)
Net Assets.........................   $12,085   $10,364   $1,555    $ 8,700   $ 6,938   $2,400
Units Outstanding..................       822       719      133        734       563      221
Variable Accumulation Unit Value...   $ 14.67   $ 14.34   $12.04    $ 11.85   $ 12.30   $10.83
Total Return.......................      2.3%     19.1%    20.4%     (3.7%)     13.6%     8.3%
Investment Income Ratio............      1.5%      0.3%     1.5%       0.1%      0.1%       --

SERIES IV POLICIES (d)
Net Assets.........................   $19,048   $11,636   $2,259    $12,085   $ 8,687   $3,127
Units Outstanding..................     1,311       821      190        999       694      284
Variable Accumulation Unit Value...   $ 14.49   $ 14.14   $11.85    $ 12.05   $ 12.49   $10.98
Total Return.......................      2.5%     19.3%    18.5%     (3.5%)     13.8%     9.8%
Investment Income Ratio............      1.7%      0.3%     1.6%       0.1%      0.1%       --

SERIES V POLICIES (e)
Net Assets.........................   $ 1,124   $   462   $   77    $   467   $   311   $   62
Units Outstanding..................        79        33        7         40        26        6
Variable Accumulation Unit Value...   $ 14.16   $ 13.87   $11.67    $ 11.40   $ 11.86   $10.47
Total Return.......................      2.1%     18.8%    16.7%     (3.9%)     13.3%     4.7%
Investment Income Ratio............      1.9%      0.3%     2.3%       0.1%      0.1%       --

SERIES VI POLICIES (f)
Net Assets.........................   $ 9,540   $ 7,136   $  854    $ 6,950   $ 5,019   $1,622
Units Outstanding..................       654       499       68        582       405      148
Variable Accumulation Unit Value...   $ 14.57   $ 14.26   $11.98    $ 11.88   $ 12.35   $10.90
Total Return.......................      2.2%     19.0%    19.8%     (3.8%)     13.3%     9.0%
Investment Income Ratio............      1.6%      0.3%     2.0%       0.1%      0.1%       --



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------







                        T. ROWE PRICE                                        VAN ECK
                           EQUITY                                           WORLDWIDE
                      INCOME PORTFOLIO                                     HARD ASSETS
      ------------------------------------------------  ------------------------------------------------
        2007      2006      2005      2004      2003      2007      2006      2005      2004      2003
      --------------------------------------------------------------------------------------------------


      $124,889  $149,810  $150,117  $144,311  $117,894  $144,461   $94,179   $66,110   $19,773   $10,239
         7,348     8,977    10,552    10,397     9,625     3,524     3,296     2,840     1,271       805
      $  16.99  $  16.69  $  14.22  $  13.88  $  12.25  $  40.93   $ 28.55   $ 23.26   $ 15.55   $ 12.72
          1.8%     17.3%      2.5%     13.3%     23.7%     43.3%     22.8%     49.6%     22.3%     43.1%
          1.7%      1.6%      1.6%      1.6%      1.7%      0.1%      0.1%      0.2%      0.3%      0.4%


      $  1,615  $  1,548  $  1,231  $  1,478  $  1,524  $  8,507   $ 3,245   $ 1,299   $   292   $   190
           101        98        91       112       130       209       115        56        19        15
      $  16.13  $  15.86  $  13.54  $  13.24  $  11.70  $  40.36   $ 28.20   $ 23.01   $ 15.41   $ 12.62
          1.7%     17.1%      2.3%     13.2%     23.6%     43.1%     22.6%     49.3%     22.1%     42.8%
          1.7%      1.6%      1.5%      1.6%      1.7%      0.1%        --      0.2%      0.3%      0.3%


      $ 51,770  $ 59,049  $ 54,289  $ 50,653  $ 41,615  $105,879   $77,460   $53,056   $16,224   $ 5,745
         3,284     3,811     4,097     3,910     3,633     2,593     2,712     2,279     1,040       449
      $  15.76  $  15.51  $  13.25  $  12.95  $  11.45  $  40.82   $ 28.54   $ 23.29   $ 15.61   $ 12.79
          1.6%     17.1%      2.3%     13.1%     23.5%     43.1%     22.5%     49.3%     22.0%     42.8%
          1.7%      1.6%      1.6%      1.6%      1.8%      0.1%      0.1%      0.2%      0.3%      0.4%


      $ 15,378  $ 16,286  $ 14,572  $ 13,286  $ 11,020  $ 89,912   $50,508   $27,352   $ 7,059   $ 1,461
         1,093     1,176     1,236     1,154     1,084     2,324     1,871     1,242       480       121
      $  14.07  $  13.83  $  11.79  $  11.51  $  10.17  $  38.67   $ 26.99   $ 22.00   $ 14.71   $ 12.04
          1.8%     17.3%      2.4%     13.3%     23.7%     43.3%     22.7%     49.5%     22.2%     43.0%
          1.7%      1.6%      1.6%      1.6%      1.9%      0.1%      0.1%      0.2%      0.2%      0.3%


      $    266  $    495  $    661  $    634  $    461  $  4,747   $ 2,738   $ 1,221   $   371   $    63
            19        36        55        54        45        99        81        44        20         4
      $  14.11  $  13.92  $  11.92  $  11.68  $  10.36  $  48.17   $ 33.76   $ 27.62   $ 18.55   $ 15.24
          1.4%     16.8%      2.0%     12.8%     23.2%     42.7%     22.2%     48.9%     21.7%     52.4%
          1.5%      1.5%      1.6%      1.6%      1.9%      0.1%        --      0.2%      0.1%        --


      $     --  $     --  $     --  $     --  $     --  $ 71,046   $39,009   $20,900   $ 4,069   $   348
            --        --        --        --        --     1,667     1,306       853       249        26
      $     --  $     --  $     --  $     --  $     --  $  42.57   $ 29.80   $ 24.36   $ 16.35   $ 13.42
            --        --        --        --        --     42.8%     22.3%     49.0%     21.8%     34.2%
            --        --        --        --        --      0.1%      0.1%      0.2%      0.1%        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------







                                                      VAN KAMPEN UIF
                                                     EMERGING MARKETS
                                                      EQUITY--CLASS I
                                     ------------------------------------------------
                                       2007      2006      2005      2004      2003
                                     ------------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................   $91,476   $77,264   $56,637   $39,055   $33,055
Units Outstanding..................     2,910     3,407     3,378     3,076     3,161
Variable Accumulation Unit Value...   $ 31.39   $ 22.66   $ 16.76   $ 12.70   $ 10.46
Total Return.......................     38.5%     35.2%     32.0%     21.4%     47.6%
Investment Income Ratio............      0.4%      0.8%      0.4%      0.7%        --

SERIES II POLICIES (b)
Net Assets.........................   $   436   $   830   $   570   $   164   $   697
Units Outstanding..................        19        51        47        18        92
Variable Accumulation Unit Value...   $ 22.55   $ 16.30   $ 12.07   $  9.15   $  7.55
Total Return.......................     38.3%     35.1%     31.8%     21.2%     47.4%
Investment Income Ratio............      0.5%      0.8%      0.3%      0.6%        --

SERIES III POLICIES (c)
Net Assets.........................   $27,213   $20,872   $13,590   $ 7,050   $ 5,409
Units Outstanding..................     1,041     1,103       973       663       617
Variable Accumulation Unit Value...   $ 26.12   $ 18.90   $ 14.00   $ 10.63   $  8.77
Total Return.......................     38.2%     35.0%     31.7%     21.2%     47.3%
Investment Income Ratio............      0.4%      0.8%      0.4%      0.7%        --

SERIES IV POLICIES (d)
Net Assets.........................   $ 7,541   $ 5,612   $ 3,772   $ 1,965   $ 1,279
Units Outstanding..................       217       223       203       139       110
Variable Accumulation Unit Value...   $ 34.80   $ 25.14   $ 18.60   $ 14.10   $ 11.62
Total Return.......................     38.4%     35.2%     31.9%     21.3%     47.5%
Investment Income Ratio............      0.4%      0.7%      0.4%      0.7%        --

SERIES V POLICIES (e)
Net Assets.........................   $   260   $   151   $   112   $    57   $    19
Units Outstanding..................         6         5         5         3         1
Variable Accumulation Unit Value...   $ 44.08   $ 31.97   $ 23.75   $ 18.07   $ 14.95
Total Return.......................     37.9%     34.6%     31.4%     20.9%     49.5%
Investment Income Ratio............      0.3%      0.9%      0.4%      0.7%        --

SERIES VI POLICIES (f)
Net Assets.........................   $    --   $    --   $    --   $    --   $    --
Units Outstanding..................        --        --        --        --        --
Variable Accumulation Unit Value...   $    --   $    --   $    --   $    --   $    --
Total Return.......................        --        --        --        --        --
Investment Income Ratio............        --        --        --        --        --



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                      (This page intentionally left blank)

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's):

--------------------------------------------------------------------------------








                                              MAINSTAY VP                             MAINSTAY VP
                                              BALANCED--                                BOND--
                                             SERVICE CLASS                           SERVICE CLASS
                                     ----------------------------  ------------------------------------------------
                                       2007      2006      2005      2007      2006      2005      2004      2003
                                     ------------------------------------------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................   $43,180   $46,803   $32,603   $17,119   $13,611   $11,334   $ 7,474   $2,929
Units Outstanding..................     3,754     4,111     3,115     1,553     1,297     1,110       737      296
Variable Accumulation Unit Value...   $ 11.51   $ 11.38   $ 10.46   $ 10.99   $ 10.49   $ 10.20   $ 10.15   $ 9.91
Total Return.......................      1.1%      8.9%      4.6%      4.8%      2.8%      0.5%      2.4%    (0.9%)
Investment Income Ratio............      2.0%      2.0%      1.7%      3.8%      1.1%      3.7%      4.8%    13.3%

SERIES II POLICIES (b)
Net Assets.........................   $ 3,820   $ 3,074   $ 1,467   $ 4,131   $   858   $   349   $     5   $   --
Units Outstanding..................       334       272       136       373        83        35         1       --
Variable Accumulation Unit Value...   $ 11.43   $ 11.32   $ 10.41   $ 10.80   $ 10.33   $ 10.06   $ 10.02   $   --
Total Return.......................      1.0%      8.7%      4.1%      4.6%      2.7%      0.3%      0.2%       --
Investment Income Ratio............      2.2%      2.2%      3.0%      5.9%      1.4%      7.8%     48.1%       --

SERIES III POLICIES (c)
Net Assets.........................   $33,230   $29,963   $19,146   $27,639   $24,795   $24,637   $19,603   $6,344
Units Outstanding..................     2,897     2,638     1,825     2,528     2,380     2,427     1,936      640
Variable Accumulation Unit Value...   $ 11.45   $ 11.35   $ 10.44   $ 10.90   $ 10.42   $ 10.15   $ 10.12   $ 9.91
Total Return.......................      0.9%      8.7%      4.4%      4.6%      2.6%      0.3%      2.2%    (0.9%)
Investment Income Ratio............      2.0%      2.0%      2.2%      3.7%      1.0%      3.4%      4.8%    17.1%

SERIES IV POLICIES (d)
Net Assets.........................   $31,073   $24,827   $13,881   $31,506   $26,094   $23,266   $16,738   $5,867
Units Outstanding..................     2,704     2,181     1,320     2,865     2,488     2,275     1,649      592
Variable Accumulation Unit Value...   $ 11.50   $ 11.38   $ 10.45   $ 10.97   $ 10.48   $ 10.19   $ 10.15   $ 9.92
Total Return.......................      1.1%      8.8%      4.5%      4.7%      2.8%      0.4%      2.3%    (0.8%)
Investment Income Ratio............      2.1%      2.1%      2.3%      3.7%      1.1%      3.5%      5.0%    15.6%

SERIES V POLICIES (e)
Net Assets.........................   $ 2,238   $ 2,054   $ 1,509   $ 3,466   $ 2,662   $ 2,429   $ 1,362   $  407
Units Outstanding..................       196       181       144       323       260       242       136       41
Variable Accumulation Unit Value...   $ 11.41   $ 11.34   $ 10.46   $ 10.70   $ 10.26   $ 10.02   $ 10.02   $ 9.83
Total Return.......................      0.7%      8.4%      4.6%      4.3%      2.4%        --      1.9%    (1.7%)
Investment Income Ratio............      2.0%      2.2%      1.8%      3.9%      1.0%      3.7%      5.2%    14.8%

SERIES VI POLICIES (f)
Net Assets.........................   $23,879   $22,364   $13,375   $20,338   $15,506   $14,340   $ 9,200   $3,343
Units Outstanding..................     2,093     1,975     1,275     1,878     1,497     1,415       912      338
Variable Accumulation Unit Value...   $ 11.41   $ 11.32   $ 10.43   $ 10.81   $ 10.36   $ 10.11   $ 10.09   $ 9.89
Total Return.......................      0.8%      8.5%      4.3%      4.4%      2.5%      0.1%      2.0%    (1.1%)
Investment Income Ratio............      2.0%      2.1%      2.2%      4.0%      1.0%      3.7%      5.2%    14.5%



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------





                                                                                                              MAINSTAY VP
                         MAINSTAY VP                                       MAINSTAY VP                       CONSERVATIVE
                   CAPITAL APPRECIATION--                                COMMON STOCK--                      ALLOCATION--
                        SERVICE CLASS                                     SERVICE CLASS                      SERVICE CLASS
      ------------------------------------------------  ------------------------------------------------  ------------------
        2007      2006      2005      2004      2003      2007      2006      2005      2004      2003      2007      2006
      ----------------------------------------------------------------------------------------------------------------------


       $12,301   $10,744   $ 9,595   $ 7,459   $2,760    $11,644   $ 9,997   $ 7,104   $ 4,810   $1,842    $33,968   $17,229
           888       859       788       653      248        745       662       539       387      162      3,010     1,612
       $ 13.83   $ 12.51   $ 12.17   $ 11.42   $11.15    $ 15.61   $ 15.09   $ 13.17   $ 12.44   $11.40    $ 11.28   $ 10.66
         10.6%      2.7%      6.6%      2.5%    11.5%       3.4%     14.6%      5.9%      9.1%    14.0%       5.7%      6.6%
            --      0.2%        --      0.1%     0.5%       1.1%      0.5%      1.0%      1.6%     3.7%       3.3%      1.9%

       $   601   $   208   $    78   $     6   $   --    $ 1,029   $   384   $    34   $    --   $   --    $ 9,873   $ 1,967
            48        18         7         1       --         82        32         3        --       --        879       179
       $ 12.43   $ 11.26   $ 10.98   $ 10.31   $   --    $ 12.45   $ 12.05   $ 10.54   $ 10.00   $   --    $ 11.21   $ 10.62
         10.4%      2.6%      6.4%      3.1%       --       3.3%     14.4%      5.4%        --       --       5.6%      6.2%
            --      0.2%        --      0.8%       --       1.3%      0.8%      2.7%        --       --       4.7%      2.0%

       $16,119   $16,850   $17,835   $16,081   $5,334    $15,905   $15,284   $12,796   $10,274   $3,094    $25,713   $ 9,793
         1,164     1,341     1,456     1,396      474      1,032     1,021       981       832      273      2,285       919
       $ 13.86   $ 12.56   $ 12.25   $ 11.52   $11.26    $ 15.39   $ 14.91   $ 13.04   $ 12.34   $11.34    $ 11.23   $ 10.65
         10.3%      2.5%      6.4%      2.2%    12.6%       3.2%     14.4%      5.7%      8.9%    13.4%       5.5%      6.5%
            --      0.2%        --      0.1%     0.6%       1.1%      0.4%      0.9%      1.7%     4.1%       3.6%      1.9%

       $11,935   $11,896   $11,771   $10,571   $4,522    $21,137   $17,491   $14,034   $10,070   $3,340    $21,458   $ 7,239
           865       953       968       926      406      1,358     1,161     1,063       810      293      1,906       681
       $ 13.79   $ 12.48   $ 12.16   $ 11.41   $11.14    $ 15.57   $ 15.06   $ 13.15   $ 12.43   $11.40    $ 11.19   $ 10.58
         10.5%      2.7%      6.6%      2.4%    11.4%       3.4%     14.5%      5.8%      9.0%    14.0%       5.7%      5.8%
            --      0.2%        --      0.1%     0.5%       1.1%      0.4%      0.9%      1.7%     3.4%       3.6%      2.3%

       $   517   $   553   $   554   $   429   $   86    $   560   $   449   $   309   $   213   $   38    $ 2,745   $   962
            39        46        47        38        8         37        30        24        17        3        246        91
       $ 13.37   $ 12.14   $ 11.88   $ 11.20   $10.98    $ 15.22   $ 14.78   $ 12.96   $ 12.29   $11.32    $ 11.15   $ 10.59
         10.1%      2.2%      6.1%      2.0%     9.8%       3.0%     14.1%      5.4%      8.6%    13.2%       5.3%      5.9%
            --      0.2%        --      0.1%     1.3%       1.1%      0.5%      0.9%      1.6%     2.4%       3.8%      2.9%

       $10,236   $11,233   $11,667   $ 8,794   $2,186    $12,001   $10,391   $ 7,321   $ 5,161   $1,484    $23,484   $ 8,859
           752       909       967       774      197        781       697       561       417      130      2,114       837
       $ 13.61   $ 12.35   $ 12.06   $ 11.36   $11.12    $ 15.36   $ 14.90   $ 13.05   $ 12.37   $11.38    $ 11.10   $ 10.54
         10.2%      2.4%      6.2%      2.1%    11.2%       3.1%     14.2%      5.5%      8.7%    13.8%       5.4%      5.4%
            --      0.2%        --      0.1%     0.5%       1.1%      0.5%      1.0%      1.8%     3.4%       3.8%      2.4%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------





                                                     MAINSTAY VP                                  MAINSTAY VP
                                                    CONVERTIBLE--                             DEVELOPING GROWTH--
                                                    SERVICE CLASS                                SERVICE CLASS
                                     -------------------------------------------  -------------------------------------------
                                       2007     2006     2005     2004     2003     2007     2006     2005     2004     2003
                                     ----------------------------------------------------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................  $20,596  $16,277  $13,293  $10,142   $3,817  $ 8,014   $4,675   $3,145   $1,949   $  637
Units Outstanding..................    1,392    1,248    1,105      884      347      404      316      235      161       55
Variable Accumulation Unit Value...  $ 14.77  $ 13.07  $ 12.03  $ 11.48   $10.99  $ 19.79   $14.78   $13.34   $12.11   $11.63
Total Return.......................    13.0%     8.6%     4.9%     4.4%     9.9%    33.9%    10.8%    10.2%     4.1%    16.3%
Investment Income Ratio............     2.2%     2.4%     1.5%     2.4%     8.3%       --       --       --       --       --

SERIES II POLICIES (b)
Net Assets.........................  $ 3,778  $ 1,298  $   358  $    24   $   --  $ 1,216   $  151   $   45   $    3   $   --
Units Outstanding..................      282      113       34        2       --       74       12        4       --       --
Variable Accumulation Unit Value...  $ 12.94  $ 11.47  $ 10.58  $ 10.11   $   --  $ 16.27   $12.17   $11.00   $10.00   $   --
Total Return.......................    12.8%     8.4%     4.7%     1.1%       --    33.7%    10.6%    10.0%       --       --
Investment Income Ratio............     2.9%     3.2%     4.8%    58.1%       --       --       --       --       --       --

SERIES III POLICIES (c)
Net Assets.........................  $33,759  $28,651  $25,860  $23,424   $7,798  $10,746   $7,058   $6,081   $4,769   $1,458
Units Outstanding..................    2,296    2,198    2,151    2,039      707      555      487      465      400      127
Variable Accumulation Unit Value...  $ 14.70  $ 13.03  $ 12.02  $ 11.49   $11.03  $ 19.36   $14.49   $13.11   $11.92   $11.47
Total Return.......................    12.8%     8.4%     4.7%     4.2%    10.3%    33.6%    10.6%    10.0%     3.9%    14.7%
Investment Income Ratio............     2.2%     2.3%     1.4%     2.5%     9.0%       --       --       --       --       --

SERIES IV POLICIES (d)
Net Assets.........................  $37,117  $30,765  $25,647  $20,014   $7,040  $10,779   $6,753   $5,606   $4,310   $1,358
Units Outstanding..................    2,529    2,370    2,141    1,754      644      542      458      421      357      117
Variable Accumulation Unit Value...  $ 14.66  $ 12.98  $ 11.96  $ 11.41   $10.94  $ 19.73   $14.74   $13.31   $12.09   $11.62
Total Return.......................    12.9%     8.6%     4.8%     4.3%     9.4%    33.8%    10.7%    10.1%     4.1%    16.2%
Investment Income Ratio............     2.2%     2.4%     1.5%     2.5%     8.5%       --       --       --       --       --

SERIES V POLICIES (e)
Net Assets.........................  $ 2,407  $ 1,829  $ 1,608  $ 1,466   $  533  $   630   $  266   $  232   $  170   $   64
Units Outstanding..................      167      143      136      129       49       33       19       18       14        6
Variable Accumulation Unit Value...  $ 14.39  $ 12.80  $ 11.84  $ 11.34   $10.91  $ 19.07   $14.31   $12.97   $11.83   $11.41
Total Return.......................    12.5%     8.1%     4.4%     3.9%     9.1%    33.3%    10.3%     9.7%     3.6%    14.1%
Investment Income Ratio............     2.2%     2.3%     1.4%     2.4%     9.5%       --       --       --       --       --

SERIES VI POLICIES (f)
Net Assets.........................  $25,017  $19,713  $16,730  $12,642   $3,430  $ 8,745   $4,415   $3,248   $2,228   $  721
Units Outstanding..................    1,738    1,545    1,418    1,120      316      441      298      242      182       61
Variable Accumulation Unit Value...  $ 14.37  $ 12.76  $ 11.79  $ 11.28   $10.85  $ 19.74   $14.80   $13.40   $12.21   $11.77
Total Return.......................    12.6%     8.2%     4.5%     4.0%     8.5%    33.4%    10.4%     9.8%     3.7%    17.7%
Investment Income Ratio............     2.2%     2.4%     1.5%     2.8%     9.2%       --       --       --       --       --



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------





               MAINSTAY VP                             MAINSTAY VP                        MAINSTAY VP
             FLOATING RATE--                          GOVERNMENT--                     GROWTH ALLOCATION
              SERVICE CLASS                           SERVICE CLASS                      SERVICE CLASS
      ----------------------------  ------------------------------------------------  ------------------
        2007      2006      2005      2007      2006      2005      2004      2003      2007      2006
      --------------------------------------------------------------------------------------------------


       $50,519   $66,344   $36,518   $12,747   $10,264   $ 8,799   $ 6,080   $2,651    $31,812   $16,922
         4,749     6,301     3,612     1,190     1,005       881       614      272      2,631     1,524
       $ 10.62   $ 10.52   $ 10.10   $ 10.71   $ 10.21   $  9.97   $  9.91   $ 9.75    $ 12.03   $ 11.08
          0.9%      4.2%      1.0%      4.9%      2.4%      0.7%      1.6%    (2.5%)      8.6%     10.8%
          6.3%      6.1%      4.5%      5.0%      0.9%      3.6%      5.6%    14.3%       1.2%      1.4%


       $14,728   $ 8,414   $ 4,001   $ 2,056   $   436   $   316   $     5   $   --    $ 1,602   $   571
         1,383       797       373       177        42        30        --       --        138        53
       $ 10.63   $ 10.56   $ 10.14   $ 10.78   $ 10.28   $ 10.06   $ 10.01   $   --    $ 11.64   $ 10.73
          0.7%      4.1%      1.4%      4.8%      2.2%      0.5%      0.1%       --       8.4%      7.3%
          6.3%      6.1%      4.9%      6.7%      1.0%      6.8%     86.3%       --       1.4%      1.6%


       $51,296   $41,204   $13,041   $18,224   $17,078   $16,243   $12,875   $4,087    $16,106   $ 7,010
         4,851     3,923     1,272     1,723     1,691     1,645     1,310      422      1,369       646
       $ 10.56   $ 10.49   $ 10.08   $ 10.57   $ 10.09   $  9.88   $  9.83   $ 9.69    $ 11.76   $ 10.85
          0.7%      4.0%      0.8%      4.7%      2.1%      0.5%      1.4%    (3.1%)      8.4%      8.5%
          6.3%      6.2%      4.7%      4.9%      0.9%      3.3%      5.7%    18.2%       1.3%      1.4%


       $52,122   $35,265   $10,796   $19,355   $16,646   $14,766   $11,256   $4,147    $19,362   $11,086
         4,908     3,353     1,052     1,804     1,630     1,481     1,136      425      1,606       999
       $ 10.60   $ 10.52   $ 10.09   $ 10.70   $ 10.20   $  9.97   $  9.91   $ 9.76    $ 12.02   $ 11.07
          0.8%      4.2%      0.9%      4.9%      2.3%      0.6%      1.6%    (2.4%)      8.6%     10.7%
          6.3%      6.1%      4.8%      4.8%      0.9%      3.4%      5.6%    16.5%       1.2%      1.4%


       $ 3,333   $ 3,441   $ 1,686   $ 2,733   $ 1,626   $ 1,257   $   706   $  421    $   999   $   686
           312       318       164       260       162       127        72       43         86        64
       $ 10.69   $ 10.64   $ 10.25   $ 10.51   $ 10.06   $  9.87   $  9.85   $ 9.74    $ 11.64   $ 10.77
          0.4%      3.8%      2.5%      4.5%      1.9%      0.2%      1.2%    (2.6%)      8.1%      7.7%
          6.3%      6.1%      4.7%      5.6%      1.0%      3.8%      5.1%    14.0%       1.1%      1.2%


       $33,142   $25,234   $11,829   $13,450   $ 9,551   $ 8,125   $ 4,800   $1,800    $14,582   $ 5,801
         3,133     2,411     1,145     1,276       948       818       487      185      1,252       511
       $ 10.58   $ 10.52   $ 10.13   $ 10.54   $ 10.08   $  9.88   $  9.85   $ 9.73    $ 11.64   $ 10.76
          0.5%      3.9%      1.3%      4.6%      2.0%      0.3%      1.3%    (2.7%)      8.2%      7.6%
          6.3%      6.1%      4.8%      5.2%      0.9%      3.8%      5.6%    16.2%       1.3%      1.6%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------







                                                        MAINSTAY VP
                                                HIGH YIELD CORPORATE BOND--
                                                       SERVICE CLASS
                                     ------------------------------------------------
                                       2007      2006      2005      2004      2003
                                     ------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................  $ 76,442  $ 65,778  $ 50,262  $ 33,434  $ 10,501
Units Outstanding..................     5,387     4,654     3,920     2,643       920
Variable Accumulation Unit Value...  $  14.20  $  14.12  $  12.81   $ 12.65   $ 11.41
Total Return.......................      0.6%     10.2%      1.2%     10.9%     14.1%
Investment Income Ratio............      6.8%      2.0%      6.8%     10.1%     26.0%

SERIES II POLICIES (b)
Net Assets.........................  $ 13,752  $  6,351  $  2,500   $    64   $    --
Units Outstanding..................     1,206       552       242         6        --
Variable Accumulation Unit Value...  $  11.38  $  11.32  $  10.29   $ 10.18   $    --
Total Return.......................      0.5%     10.0%      1.1%      1.8%        --
Investment Income Ratio............      7.9%      2.8%     12.6%     87.4%        --

SERIES III POLICIES (c)
Net Assets.........................  $135,741  $134,191  $117,498   $94,871   $28,302
Units Outstanding..................     9,684     9,605     9,264     7,556     2,495
Variable Accumulation Unit Value...  $  14.01  $  13.95  $  12.69   $ 12.56   $ 11.35
Total Return.......................      0.4%     10.0%      1.0%     10.7%     13.5%
Investment Income Ratio............      6.6%      1.9%      6.4%     10.2%     30.0%

SERIES IV POLICIES (d)
Net Assets.........................  $138,150  $123,311  $103,496   $76,786   $25,512
Units Outstanding..................     9,688     8,698     8,052     6,041     2,224
Variable Accumulation Unit Value...  $  14.25  $  14.17  $  12.86   $ 12.71   $ 11.47
Total Return.......................      0.6%     10.1%      1.2%     10.8%     14.7%
Investment Income Ratio............      6.8%      1.9%      6.4%     10.0%     26.4%

SERIES V POLICIES (e)
Net Assets.........................  $ 11,504  $ 12,883  $ 11,657   $ 8,737   $ 2,901
Units Outstanding..................       827       929       922       697       255
Variable Accumulation Unit Value...  $  13.90  $  13.87  $  12.64   $ 12.54   $ 11.36
Total Return.......................      0.2%      9.7%      0.8%     10.4%     13.6%
Investment Income Ratio............      6.1%      1.8%      6.5%     10.2%     27.0%

SERIES VI POLICIES (f)
Net Assets.........................  $ 91,960  $ 81,548  $ 64,705   $39,920   $ 9,211
Units Outstanding..................     6,578     5,835     5,086     3,173       809
Variable Accumulation Unit Value...  $  13.98  $  13.94  $  12.69   $ 12.58   $ 11.39
Total Return.......................      0.3%      9.8%      0.9%     10.5%     13.9%
Investment Income Ratio............      6.7%      2.0%      7.2%     11.7%     29.6%



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------







                         MAINSTAY VP                                       MAINSTAY VP
                    ICAP SELECT EQUITY--                                INCOME & GROWTH--
                        SERVICE CLASS                                     SERVICE CLASS
      ------------------------------------------------  ------------------------------------------------
        2007      2006      2005      2004      2003      2007      2006      2005      2004      2003
      --------------------------------------------------------------------------------------------------


       $18,509   $ 6,252   $4,281    $3,119    $  821      $--     $5,402    $3,830    $2,450    $  503
         1,166       413      332       251        73       --        372       302       200        45
       $ 15.87   $ 15.10   $12.87    $12.40    $11.32      $--     $14.53    $12.64    $12.27    $11.07
          5.1%     17.3%     3.8%      9.6%     13.2%       --      14.9%      3.0%     10.8%     10.7%
          0.6%      0.1%     0.9%      1.2%      2.7%       --       0.5%      1.2%      2.8%      5.6%


       $ 4,483   $   327   $   37    $   --    $   --      $--     $  613    $  311    $   13    $   --
           340        27        3        --        --       --         51        30         1        --
       $ 12.94   $ 12.33   $10.53    $10.00    $   --      $--     $11.97    $10.43    $10.14    $   --
          5.0%     17.2%     5.3%        --        --       --      14.8%      2.9%      1.4%        --
          0.7%      0.3%     3.1%        --        --       --       0.6%      1.6%     63.6%        --


       $25,973   $ 9,830   $7,357    $6,678    $1,807      $--     $9,524    $8,051    $5,324    $1,437
         1,652       656      576       541       160       --        641       622       423       126
       $ 15.70   $ 14.97   $12.78    $12.34    $11.29      $--     $14.84    $12.94    $12.59    $11.38
          4.9%     17.1%     3.5%      9.3%     12.9%       --      14.7%      2.8%     10.6%     13.8%
          0.6%      0.1%     0.8%      1.1%      2.9%       --       0.5%      1.2%      2.6%      6.1%


       $30,523   $11,038   $7,259    $5,699    $2,039      $--     $9,406    $7,628    $5,136    $1,389
         1,926       732      563       461       181       --        634       590       410       123
       $ 15.80   $ 15.04   $12.82    $12.37    $11.29      $--     $14.83    $12.91    $12.53    $11.32
          5.1%     17.3%     3.7%      9.5%     12.9%       --      14.9%      3.0%     10.8%     13.2%
            --        --     0.8%      1.1%      2.8%       --       0.5%      1.1%      2.5%      5.3%


       $ 2,136   $   962   $  686    $  551    $  133      $--     $  826    $  553    $  292    $   24
           138        65       54        45        12       --         57        44        24         2
       $ 15.43   $ 14.75   $12.62    $12.22    $11.21      $--     $14.49    $12.67    $12.35    $11.19
          4.6%     16.8%     3.3%      9.1%     12.1%       --      14.4%      2.6%     10.3%     11.9%
            --        --     0.8%      1.2%      5.2%       --       0.6%      1.3%      3.0%      4.4%


       $23,613   $ 7,661   $4,536    $3,804    $  907      $--     $8,151    $6,954    $3,499    $  600
         1,513       514      353       309        80       --        559       546       282        53
       $ 15.60   $ 14.89   $12.73    $12.32    $11.28      $--     $14.59    $12.73    $12.40    $11.23
          4.7%     16.9%     3.4%      9.2%     12.8%       --      14.5%      2.7%     10.4%     12.3%
          0.6%      0.2%     0.8%      1.0%      2.8%       --       0.5%      1.3%      3.2%      5.3%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------







                                                     MAINSTAY VP
                                                INTERNATIONAL EQUITY--
                                                    SERVICE CLASS
                                     -------------------------------------------
                                       2007     2006     2005     2004     2003
                                     -------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................  $34,716  $24,928  $12,520  $ 5,975   $1,340
Units Outstanding..................    1,806    1,339      869      441      114
Variable Accumulation Unit Value...  $ 19.19  $ 18.59  $ 14.39  $ 13.55   $11.74
Total Return.......................     3.2%    29.2%     6.3%    15.4%    17.4%
Investment Income Ratio............     0.6%     0.2%     2.0%     1.3%     6.9%

SERIES II POLICIES (b)
Net Assets.........................  $ 5,359  $ 2,397  $   626  $     8   $   --
Units Outstanding..................      372      172       56        1       --
Variable Accumulation Unit Value...  $ 14.38  $ 13.95  $ 10.82  $ 10.19   $   --
Total Return.......................     3.1%    29.0%     6.1%     1.9%       --
Investment Income Ratio............     0.7%     0.3%     4.1%    10.9%       --

SERIES III POLICIES (c)
Net Assets.........................  $50,876  $44,302  $26,887  $16,793   $2,933
Units Outstanding..................    2,712    2,432    1,907    1,262      254
Variable Accumulation Unit Value...  $ 18.73  $ 18.18  $ 14.11  $ 13.30   $11.55
Total Return.......................     3.0%    28.9%     6.0%    15.2%    15.5%
Investment Income Ratio............     0.6%     0.2%     1.8%     1.4%     8.0%

SERIES IV POLICIES (d)
Net Assets.........................  $62,627  $50,013  $26,069  $13,748   $2,849
Units Outstanding..................    3,303    2,724    1,829    1,027      246
Variable Accumulation Unit Value...  $ 18.93  $ 18.35  $ 14.21  $ 13.38   $11.60
Total Return.......................     3.2%    29.1%     6.2%    15.4%    16.0%
Investment Income Ratio............     0.6%     0.2%     2.0%     1.3%     6.6%

SERIES V POLICIES (e)
Net Assets.........................  $ 4,100  $ 2,996  $ 1,609  $   684   $   78
Units Outstanding..................      226      170      117       53        7
Variable Accumulation Unit Value...  $ 18.11  $ 17.63  $ 13.71  $ 12.96   $11.28
Total Return.......................     2.8%    28.6%     5.8%    14.9%    12.8%
Investment Income Ratio............     0.6%     0.2%     2.2%     1.5%    11.7%

SERIES VI POLICIES (f)
Net Assets.........................  $43,867  $37,864  $17,356  $ 7,562   $1,381
Units Outstanding..................    2,390    2,118    1,251      578      121
Variable Accumulation Unit Value...  $ 18.34  $ 17.83  $ 13.85  $ 13.08   $11.37
Total Return.......................     2.9%    28.7%     5.9%    15.0%    13.7%
Investment Income Ratio............     0.5%     0.2%     2.1%     1.5%     7.6%



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------







                         MAINSTAY VP                                       MAINSTAY VP
                     LARGE CAP GROWTH--                                  MID CAP CORE--
                        SERVICE CLASS                                     SERVICE CLASS
      ------------------------------------------------  ------------------------------------------------
        2007      2006      2005      2004      2003      2007      2006      2005      2004      2003
      --------------------------------------------------------------------------------------------------


       $ 8,089   $4,851    $3,045    $2,041    $  820    $22,217   $18,032  $ 11,966   $ 5,876   $1,477
           586      419       278       191        74      1,176       986       740       414      125
       $ 13.79   $11.56    $10.96    $10.67    $11.11    $ 18.88   $ 18.28  $  16.17   $ 14.19   $11.80
         19.4%     5.5%      2.7%     (3.9%)    11.1%       3.3%     13.1%     14.0%     20.2%    18.0%
            --       --        --      0.1%      0.4%       0.2%        --      0.5%      0.5%     1.2%


       $ 1,146   $  295    $   72    $   --    $   --    $ 2,509   $   973  $    349   $    11   $   --
            77       25         6        --        --        186        74        28         1       --
       $ 14.21   $11.92    $11.32    $10.00    $   --    $ 13.51   $ 13.09  $  11.60   $ 10.19   $   --
         19.2%     5.3%     13.2%        --        --       3.2%     12.9%     13.8%      1.9%       --
            --       --        --        --        --       0.3%        --      1.1%      3.1%       --


       $12,888   $8,805    $6,797    $6,358    $2,737    $29,030   $27,464  $ 21,987   $13,092   $2,774
           943      768       624       598       247      1,557     1,522     1,375       931      237
       $ 13.65   $11.46    $10.89    $10.63    $11.08    $ 18.60   $ 18.04  $  15.99   $ 14.06   $11.72
         19.1%     5.3%      2.5%     (4.1%)    10.8%       3.1%     12.8%     13.7%     20.0%    17.2%
            --       --        --        --      0.4%       0.2%        --      0.4%      0.5%     1.4%


       $15,201   $9,704    $5,526    $5,116    $2,233    $33,257   $27,704  $19,6780   $10,128   $2,677
         1,099      842       505       480       201      1,774     1,527     1,220       719      228
       $ 13.75   $11.52    $10.93    $10.65    $11.09    $ 18.73   $ 18.14  $  16.05   $ 14.09   $11.73
         19.3%     5.4%      2.6%     (4.0%)    10.9%       3.3%     13.0%     13.9%     20.1%    17.3%
            --       --        --        --      0.3%       0.2%        --      0.5%      0.5%     1.2%


       $   999   $  613    $  453    $  272    $   60    $ 2,168   $ 2,092  $  1,543   $   656   $  183
            76       55        43        26         6        117       116        96        47       16
       $ 13.13   $11.05    $10.53    $10.30    $10.77    $ 18.51   $ 18.00  $  15.99   $ 14.09   $11.78
         18.8%     5.0%      2.2%     (4.3%)     7.7%       2.8%     12.6%     13.5%     19.7%    17.8%
            --       --        --      0.1%      0.5%       0.2%        --      0.5%      0.5%     3.0%


       $11,767   $6,145    $3,647    $2,723    $1,265    $26,914   $24,573  $ 18,737   $ 7,802   $1,319
           865      538       337       257       114      1,465     1,376     1,183       560      113
       $ 13.55   $11.39    $10.84    $10.59    $11.06    $ 18.37   $ 17.84  $  15.83   $ 13.94   $11.64
         18.9%     5.1%      2.3%     (4.2%)    10.6%       2.9%     12.7%     13.6%     19.8%    16.4%
            --       --        --      0.1%      0.3%       0.2%        --      0.5%      0.6%     1.4%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------







                                                     MAINSTAY VP                                  MAINSTAY VP
                                                   MID CAP GROWTH--                             MID CAP VALUE--
                                                    SERVICE CLASS                                SERVICE CLASS
                                     -------------------------------------------  -------------------------------------------
                                       2007     2006     2005     2004     2003     2007     2006     2005     2004     2003
                                     ----------------------------------------------------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................  $30,018  $23,982  $18,597  $ 9,510   $2,376  $27,197  $24,729  $18,099  $ 9,220   $2,399
Units Outstanding..................    1,460    1,334    1,104      653      197    1,788    1,582    1,298      688      207
Variable Accumulation Unit Value...  $ 20.52  $ 18.02  $ 16.77  $ 14.56   $12.07  $ 15.20  $ 15.64  $ 13.94  $ 13.41   $11.60
Total Return.......................    13.9%     7.4%    15.2%    20.6%    20.7%   (2.8%)    12.2%     4.0%    15.6%    16.0%
Investment Income Ratio............       --       --       --       --       --     0.9%       --     0.7%     1.1%     3.4%

SERIES II POLICIES (b)
Net Assets.........................  $ 1,922  $   947  $   598  $     5   $   --  $ 2,489  $ 1,288  $   522  $    34   $   --
Units Outstanding..................      133       75       51        1       --      213      108       49        3       --
Variable Accumulation Unit Value...  $ 14.37  $ 12.64  $ 11.78  $ 10.24   $   --  $ 11.62  $ 11.97  $ 10.69  $ 10.29   $   --
Total Return.......................    13.7%     7.3%    15.0%     2.4%       --   (2.9%)    12.0%     3.8%     2.9%       --
Investment Income Ratio............       --       --       --       --       --     1.0%       --     1.1%     7.1%       --

SERIES III POLICIES (c)
Net Assets.........................  $39,208  $35,786  $33,555  $21,257   $5,125  $42,801  $47,112  $41,554  $25,830   $6,443
Units Outstanding..................    1,970    2,040    2,054    1,494      434    2,809    2,992    2,962    1,910      550
Variable Accumulation Unit Value...  $ 19.93  $ 17.54  $ 16.35  $ 14.23   $11.82  $ 15.24  $ 15.71  $ 14.03  $ 13.52   $11.72
Total Return.......................    13.7%     7.2%    15.0%    20.4%    18.2%   (3.0%)    12.0%     3.8%    15.4%    17.2%
Investment Income Ratio............       --       --       --       --       --     0.8%       --     0.7%     1.0%     3.8%

SERIES IV POLICIES (d)
Net Assets.........................  $42,594  $37,892  $30,962  $17,454   $5,111  $49,929  $48,022  $38,107  $21,168   $5,125
Units Outstanding..................    2,123    2,150    1,884    1,224      432    3,289    3,074    2,741    1,580      442
Variable Accumulation Unit Value...  $ 20.07  $ 17.63  $ 16.42  $ 14.26   $11.83  $ 15.17  $ 15.61  $ 13.92  $ 13.40   $11.59
Total Return.......................    13.8%     7.4%    15.1%    20.5%    18.3%   (2.8%)    12.1%     3.9%    15.6%    15.9%
Investment Income Ratio............       --       --       --       --       --     0.8%       --     0.7%     1.1%     3.5%

SERIES V POLICIES (e)
Net Assets.........................  $ 1,637  $ 1,581  $ 1,475  $   854   $  186  $ 2,020  $ 2,264  $ 1,915  $   833   $  122
Units Outstanding..................       84       92       92       61       16      136      148      140       63       11
Variable Accumulation Unit Value...  $ 19.38  $ 17.10  $ 15.98  $ 13.94   $11.61  $ 14.83  $ 15.31  $ 13.71  $ 13.25   $11.51
Total Return.......................    13.4%     7.0%    14.7%    20.1%    16.1%   (3.2%)    11.7%     3.5%    15.1%    15.1%
Investment Income Ratio............       --       --       --       --       --     0.8%       --     0.8%     1.2%     4.3%

SERIES VI POLICIES (f)
Net Assets.........................  $34,534  $27,243  $24,736  $11,705   $2,941  $29,486  $30,700  $26,504  $14,398   $2,519
Units Outstanding..................    1,710    1,531    1,485      808      244    1,974    1,988    1,915    1,080      218
Variable Accumulation Unit Value...  $ 20.20  $ 17.80  $ 16.62  $ 14.48   $12.05  $ 14.96  $ 15.44  $ 13.81  $ 13.33   $11.57
Total Return.......................    13.5%     7.1%    14.8%    20.2%    20.5%   (3.1%)    11.8%     3.6%    15.2%    15.7%
Investment Income Ratio............       --       --       --       --       --     0.8%       --     0.7%     1.3%     3.8%



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------








          MAINSTAY VP         MAINSTAY VP
           MODERATE         MODERATE GROWTH                      MAINSTAY VP
         ALLOCATION--        ALLOCATION--                      S&P 500 INDEX--
         SERVICE CLASS       SERVICE CLASS                      SERVICE CLASS
      ------------------  ------------------  ------------------------------------------------
        2007      2006      2007      2006      2007      2006      2005      2004      2003
      ----------------------------------------------------------------------------------------


       $54,540   $30,214   $66,815   $35,349   $49,749   $43,645   $32,438   $20,964   $ 6,828
         4,704     2,780     5,620     3,194     3,356     3,049     2,570     1,713       606
       $ 11.59   $ 10.83   $ 11.87   $ 11.03   $ 14.82   $ 14.32   $ 12.61   $ 12.24   $ 11.26
          7.0%      8.3%      7.6%     10.3%      3.5%     13.5%      3.0%      8.7%     12.6%
          2.5%      1.8%      2.0%      1.7%      1.5%      0.4%      1.2%      2.1%      4.6%

       $ 8,563   $ 2,332   $ 7,034   $ 3,820   $ 3,402   $ 1,502   $   621   $    16   $    --
           748       215       593       353       275       126        61         2        --
       $ 11.41   $ 10.68   $ 11.63   $ 10.82   $ 12.36   $ 11.96   $ 10.55   $ 10.25   $    --
          6.8%      6.8%      7.5%      8.2%      3.3%     13.4%      2.9%      2.5%        --
          3.6%      1.7%      2.0%      4.3%      1.7%      0.5%      2.8%     17.1%        --

       $40,680   $21,672   $43,548   $24,900   $65,496   $70,399   $63,957   $51,775   $13,604
         3,557     2,025     3,735     2,290     4,480     4,970     5,119     4,261     1,215
       $ 11.41   $ 10.69   $ 11.66   $ 10.85   $ 14.62   $ 14.16   $ 12.49   $ 12.15   $ 11.20
          6.7%      6.9%      7.4%      8.5%      3.3%     13.3%      2.8%      8.5%     12.0%
          2.7%      1.9%      2.0%      1.7%      1.4%      0.4%      1.1%      2.1%      5.6%

       $44,835   $21,125   $42,215   $21,832   $67,132   $64,145   $51,108   $38,290   $11,688
         3,890     1,962     3,572     1,981     4,544     4,488     4,057     3,132     1,038
       $ 11.50   $ 10.76   $ 11.80   $ 10.97   $ 14.78   $ 14.29   $ 12.59   $ 12.23   $ 11.26
          6.9%      7.6%      7.6%      9.7%      3.5%     13.5%      3.0%      8.6%     12.6%
          2.7%      2.0%      2.1%      1.8%      1.4%      0.4%      1.2%      2.1%      4.6%

       $ 4,096   $ 1,827   $ 3,059   $ 1,782   $ 4,530   $ 4,013   $ 4,000   $ 2,782   $ 1,344
           359       171       267       167       312       285       321       229       120
       $ 11.40   $ 10.70   $ 11.44   $ 10.67   $ 14.53   $ 14.10   $ 12.48   $ 12.16   $ 11.24
          6.5%      7.0%      7.1%      6.7%      3.0%     13.0%      2.6%      8.2%     12.4%
          2.8%      2.0%      2.0%      1.7%      1.4%      0.4%      1.2%      1.8%      5.1%

       $31,222   $16,309   $36,880   $15,902   $42,623   $40,283   $31,482   $18,986   $ 4,649
         2,742     1,526     3,163     1,411     2,922     2,848     2,514     1,560       414
       $ 11.38   $ 10.68   $ 11.63   $ 10.85   $ 14.58   $ 14.14   $ 12.50   $ 12.17   $ 11.24
          6.6%      6.8%      7.2%      8.5%      3.1%     13.2%      2.7%      8.3%     12.4%
          2.6%      1.5%      2.1%      1.8%      1.4%      0.4%      1.3%      2.2%      5.0%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------




                                                      MAINSTAY VP                                  MAINSTAY VP
                                                  SMALL CAP GROWTH--                              TOTAL RETURN--
                                                     SERVICE CLASS                                SERVICE CLASS
                                     --------------------------------------------  -------------------------------------------
                                       2007      2006     2005     2004     2003     2007     2006     2005     2004     2003
                                     -----------------------------------------------------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................   $14,893  $14,783  $12,419  $ 7,815   $2,355  $10,000  $ 9,122  $ 7,820  $ 5,622   $1,835
Units Outstanding..................     1,108    1,048      921      593      192      746      720      665      501      171
Variable Accumulation Unit Value...   $ 13.43  $ 14.10  $ 13.48  $ 13.17   $12.24  $ 13.39  $ 12.66  $ 11.76  $ 11.23   $10.73
Total Return.......................    (4.8%)     4.6%     2.4%     7.6%    22.4%     5.8%     7.7%     4.7%     4.6%     7.3%
Investment Income Ratio............        --       --       --       --       --     2.1%     0.5%     1.5%     2.2%     6.8%

SERIES II POLICIES (b)
Net Assets.........................   $   612  $   359  $   215  $     6   $   --  $   409  $   161  $    14  $     1   $   --
Units Outstanding..................        58       33       20        1       --       34       14        1       --       --
Variable Accumulation Unit Value...   $ 10.45  $ 10.99  $ 10.53  $ 10.30   $   --  $ 12.00  $ 11.37  $ 10.57  $ 10.11   $   --
Total Return.......................    (4.9%)     4.4%     2.2%     3.0%       --     5.6%     7.6%     4.5%     1.1%       --
Investment Income Ratio............        --       --       --       --       --     2.8%     0.6%     2.2%       --       --

SERIES III POLICIES (c)
Net Assets.........................   $17,582  $20,801  $20,401  $16,734   $4,735  $16,167  $17,200  $16,290  $13,524   $4,276
Units Outstanding..................     1,312    1,475    1,509    1,265      384    1,219    1,372    1,394    1,209      399
Variable Accumulation Unit Value...   $ 13.41  $ 14.11  $ 13.52  $ 13.23   $12.32  $ 13.26  $ 12.57  $ 11.69  $ 11.19   $10.71
Total Return.......................    (5.0%)     4.4%     2.2%     7.4%    23.2%     5.5%     7.5%     4.5%     4.4%     7.1%
Investment Income Ratio............        --       --       --       --       --     2.0%     0.4%     1.4%     2.1%     8.3%

SERIES IV POLICIES (d)
Net Assets.........................   $20,001  $21,824  $20,161  $14,487   $4,235  $11,398  $11,226  $10,004  $ 8,502   $3,248
Units Outstanding..................     1,522    1,579    1,524    1,122      353      843      878      842      749      299
Variable Accumulation Unit Value...   $ 13.15  $ 13.81  $ 13.21  $ 12.91   $12.01  $ 13.52  $ 12.79  $ 11.88  $ 11.35   $10.86
Total Return.......................    (4.8%)     4.5%     2.3%     7.6%    20.1%     5.7%     7.6%     4.7%     4.6%     8.6%
Investment Income Ratio............        --       --       --       --       --     2.1%     0.5%     1.4%     2.1%     7.6%

SERIES V POLICIES (e)
Net Assets.........................   $   639  $   835  $   986  $   635   $   93  $   686  $   684  $   636  $   487   $  159
Units Outstanding..................        51       63       77       51        8       53       56       55       44       15
Variable Accumulation Unit Value...   $ 12.62  $ 13.31  $ 12.78  $ 12.54   $11.71  $ 12.96  $ 12.31  $ 11.48  $ 11.01   $10.57
Total Return.......................    (5.2%)     4.1%     1.9%     7.1%    17.1%     5.3%     7.2%     4.3%     4.2%     5.7%
Investment Income Ratio............        --       --       --       --       --     2.1%     0.4%     1.5%     2.2%    10.4%

SERIES VI POLICIES (f)
Net Assets.........................   $11,585  $12,311  $13,093  $ 9,643   $2,201  $ 8,801  $ 8,848  $ 8,131  $ 6,070   $2,168
Units Outstanding..................       877      884      980      736      180      678      715      706      552      205
Variable Accumulation Unit Value...   $ 13.21  $ 13.92  $ 13.36  $ 13.10   $12.21  $ 12.99  $ 12.33  $ 11.49  $ 11.01   $10.56
Total Return.......................    (5.1%)     4.2%     2.0%     7.2%    22.1%     5.4%     7.3%     4.4%     4.3%     5.6%
Investment Income Ratio............        --       --       --       --       --     2.0%     0.5%     1.5%     2.1%     7.3%



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------






                         MAINSTAY VP                                  ALGER AMERICAN SMALL
                           VALUE--                                      CAPITALIZATION--
                        SERVICE CLASS                                    CLASS S SHARES
      ------------------------------------------------  ------------------------------------------------
        2007      2006      2005      2004      2003      2007      2006      2005      2004      2003
      --------------------------------------------------------------------------------------------------


       $19,777   $17,301   $11,722   $ 8,003   $2,572    $12,944   $10,697   $ 5,850   $2,923    $  671
         1,274     1,121       888       633      223        592       564       364      210        55
       $ 15.52   $ 15.44   $ 13.21   $ 12.64   $11.55    $ 21.83   $ 18.93   $ 16.04   $13.95    $12.16
          0.5%     16.9%      4.5%      9.5%    15.5%      15.3%     18.1%     15.0%    14.7%     21.6%
          1.5%      0.3%      1.2%      1.4%     5.3%         --        --        --       --        --

       $ 2,203   $   868   $   191   $     6   $   --    $   848   $   404   $   130   $    7    $   --
           176        70        18         1       --         52        29        11        1        --
       $ 12.48   $ 12.44   $ 10.65   $ 10.21   $   --    $ 16.22   $ 14.09   $ 11.95   $10.41    $   --
          0.4%     16.7%      4.3%      2.1%       --      15.1%     17.9%     14.8%     4.1%        --
          1.9%      0.4%      2.8%     15.5%       --         --        --        --       --        --

       $29,554   $30,643   $24,079   $19,389   $5,058    $16,110   $14,725   $ 9,680   $6,286    $1,576
         1,929     2,003     1,841     1,546      440        745       783       609      452       130
       $ 15.31   $ 15.27   $ 13.08   $ 12.54   $11.48    $ 21.63   $ 18.80   $ 15.95   $13.90    $12.15
          0.3%     16.7%      4.3%      9.2%    14.8%      15.1%     17.8%     14.7%    14.4%     21.5%
          1.4%      0.3%      1.1%      1.4%     6.3%         --        --        --       --        --

       $29,243   $27,446   $18,870   $14,111   $4,598    $21,172   $18,893   $10,949   $5,993    $1,594
         1,862     1,753     1,409     1,101      392        977     1,003       685      432       132
       $ 15.72   $ 15.64   $ 13.39   $ 12.82   $11.72    $ 21.69   $ 18.82   $ 15.95   $13.88    $12.11
          0.5%     16.9%      4.4%      9.4%    17.2%      15.3%     18.0%     14.9%    14.6%     21.1%
          1.5%      0.3%      1.2%      1.4%     5.3%         --        --        --       --        --

       $ 1,234   $   989   $   729   $   544   $  160    $   538   $   630   $   457   $  241    $   22
            81        65        56        43       14         26        34        29       18         2
       $ 15.16   $ 15.15   $ 13.02   $ 12.51   $11.48    $ 21.09   $ 18.37   $ 15.63   $13.65    $11.96
          0.1%     16.4%      4.0%      9.0%    14.8%      14.8%     17.5%     14.5%    14.2%     19.6%
          1.5%      0.3%      1.2%      1.3%     7.5%         --        --        --       --        --

       $22,210   $21,934   $14,138   $ 8,534   $2,127    $12,425   $10,975   $ 5,548   $2,848    $  495
         1,453     1,438     1,074       679      185        578       587       348      205        41
       $ 15.28   $ 15.25   $ 13.09   $ 12.57   $11.52    $ 21.50   $ 18.71   $ 15.90   $13.88    $12.15
          0.2%     16.5%      4.1%      9.1%    15.2%      14.9%     17.6%     14.6%    14.3%     21.5%
          1.4%      0.3%      1.3%      1.5%     5.9%         --        --        --       --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------



                                               COLUMBIA SMALL CAP
                                                   VALUE FUND,
                                                VARIABLE SERIES--
                                                     CLASS B
                                     --------------------------------------
                                       2007      2006      2005      2004
                                     --------------------------------------

SERIES I POLICIES (a)
Net Assets.........................   $15,905   $16,552   $7,798    $  521
Units Outstanding..................     1,274     1,275      704        49
Variable Accumulation Unit Value...   $ 12.48   $ 12.99   $11.03    $10.61
Total Return.......................    (3.9%)     17.7%     4.0%      6.1%
Investment Income Ratio............      0.3%      0.4%       --      5.0%

SERIES II POLICIES (b)
Net Assets.........................   $ 1,942   $ 1,030   $  274    $    7
Units Outstanding..................       162        82       24         1
Variable Accumulation Unit Value...   $ 12.01   $ 12.52   $10.66    $10.26
Total Return.......................    (4.1%)     17.5%     3.9%      2.6%
Investment Income Ratio............      0.3%      0.4%       --      2.4%

SERIES III POLICIES (c)
Net Assets.........................   $ 9,781   $11,725   $4,868    $  304
Units Outstanding..................       792       910      445        29
Variable Accumulation Unit Value...   $ 12.35   $ 12.89   $10.97    $10.57
Total Return.......................    (4.1%)     17.5%     3.8%      5.7%
Investment Income Ratio............      0.3%      0.4%       --      5.7%

SERIES IV POLICIES (d)
Net Assets.........................   $13,314   $11,379   $5,433    $  431
Units Outstanding..................     1,073       880      495        41
Variable Accumulation Unit Value...   $ 12.38   $ 12.90   $10.96    $10.54
Total Return.......................    (4.0%)     17.6%     4.0%      5.4%
Investment Income Ratio............      0.3%      0.4%       --      5.6%

SERIES V POLICIES (e)
Net Assets.........................   $   782   $   727   $  250    $   --
Units Outstanding..................        64        57       23        --
Variable Accumulation Unit Value...   $ 12.21   $ 12.77   $10.90    $10.00
Total Return.......................    (4.4%)     17.2%     9.0%        --
Investment Income Ratio............      0.3%      0.4%       --        --

SERIES VI POLICIES (f)
Net Assets.........................   $ 8,043   $ 9,500   $3,044    $  286
Units Outstanding..................       656       741      273        27
Variable Accumulation Unit Value...   $ 12.27   $ 12.81   $10.92    $10.54
Total Return.......................    (4.3%)     17.3%     3.6%      5.4%
Investment Income Ratio............      0.3%      0.4%       --      5.6%



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------




                                                   DREYFUS IP
                                               TECHNOLOGY GROWTH--
                                                 SERVICE SHARES
                                     --------------------------------------
                                       2007      2006      2005      2004
                                     --------------------------------------


                                      $7,241    $5,802    $4,703    $3,225
                                         525       476       396       277
                                      $13.74    $12.18    $11.87    $11.63
                                       12.8%      2.6%      2.0%     (1.2%)
                                          --        --        --        --


                                      $  640    $  100    $   61    $   --
                                          50         9         6        --
                                      $12.70    $11.27    $11.00    $10.00
                                       12.7%      2.4%     10.0%        --
                                          --        --        --        --


                                      $7,548    $6,936    $6,985    $7,184
                                         558       578       596       624
                                      $13.52    $12.01    $11.73    $11.52
                                       12.6%      2.4%      1.8%     (1.4%)
                                          --        --        --        --


                                      $9,539    $8,384    $7,047    $5,905
                                         700       694       597       512
                                      $13.61    $12.07    $11.77    $11.54
                                       12.8%      2.5%      2.0%     (1.2%)
                                          --        --        --        --


                                      $  264    $  280    $  263    $  208
                                          20        24        23        18
                                      $13.35    $11.88    $11.64    $11.45
                                       12.3%      2.1%      1.6%     (1.6%)
                                          --        --        --        --


                                      $4,328    $3,503    $3,105    $2,927
                                         323       294       264       255
                                      $13.42    $11.93    $11.67    $11.48
                                       12.5%      2.2%      1.7%     (1.5%)
                                          --        --        --        --

                                      DREYFUS
                                        IP
                                     TECHNOL-
                                        OGY
                                     GROWTH--                   FIDELITY(R) VIP
                                      SERVICE                   CONTRAFUND(R)--
                                      SHARES                    SERVICE CLASS 2
                                     --------  ------------------------------------------------
                                       2003      2007      2006      2005      2004      2003
                                     ----------------------------------------------------------


                                      $1,226   $ 63,639   $45,285   $27,416   $12,675   $3,715
                                         104      3,275     2,697     1,792       955      318
                                      $11.77   $  19.41   $ 16,78   $ 15.27   $ 13.27   $11.69
                                       17.7%      15.7%      9.9%     15.0%     13.6%    16.9%
                                          --       0.8%      1.0%      0.1%      0.1%       --


                                      $   --   $  7,894   $ 3,332   $ 1,179   $    30   $   --
                                          --        520       258        98         3       --
                                      $   --   $  14.93   $ 12.93   $ 11.79   $ 10.26   $   --
                                          --      15.5%      9.7%     14.9%      2.6%       --
                                          --       1.0%      1.2%        --        --       --


                                      $2,883   $ 78,566   $65,402   $48,984   $29,756   $7,143
                                         247      4,113     3,955     3,248     2,266      616
                                      $11.67   $  19.08   $ 16.53   $ 15.08   $ 13.13   $11.59
                                       16.7%      15.4%      9.7%     14.8%     13.3%    15.9%
                                          --       0.8%      1.0%      0.1%      0.1%       --


                                      $2,684   $118,355   $87,036   $55,871   $26,881   $5,521
                                         230      6,028     5,137     3,612     2,004      467
                                      $11.68   $  19.58   $ 16.94   $ 15.42   $ 13.41   $11.82
                                       16.8%      15.6%      9.8%     15.0%     13.5%    18.2%
                                          --       0.8%      1.0%      0.1%      0.1%       --


                                      $  100   $  8,135   $ 6,012   $ 4,332   $ 1,800   $  316
                                           9        434       370       292       139       28
                                      $11.64   $  18.71   $ 16.25   $ 14.86   $ 12.97   $11.48
                                       16.4%      15.2%      9.4%     14.5%     13.0%    14.8%
                                          --       0.8%      1.0%      0.1%      0.1%       --


                                      $1,302   $ 70,070   $53,528   $34,138   $15,263   $2,520
                                         112      3,719     3,277     2,284     1,174      219
                                      $11.65   $  18.81   $ 16.32   $ 14.91   $ 13.00   $11.49
                                       16.5%      15.3%      9.5%     14.6%     13.2%    14.9%
                                          --       0.8%      1.0%      0.1%      0.1%       --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------






                                                   FIDELITY(R) VIP
                                                   EQUITY-INCOME--
                                                   SERVICE CLASS 2
                                     -------------------------------------------
                                       2007     2006     2005     2004     2003
                                     -------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................  $33,726  $28,156  $17,710  $10,243   $2,888
Units Outstanding..................    2,168    1,806    1,344      810      251
Variable Accumulation Unit Value...  $ 15.54  $ 15.57  $ 13.16  $ 12.64   $11.53
Total Return.......................    (0.1%)   18.3%     4.1%     9.7%    15.3%
Investment Income Ratio............     1.7%     3.0%     1.1%     0.8%       --

SERIES II POLICIES (b)
Net Assets.........................  $ 5,347  $ 2,651  $   661  $    10   $   --
Units Outstanding..................      423      213       63        1       --
Variable Accumulation Unit Value...  $ 12.43  $ 12.47  $ 10.56  $ 10.16   $   --
Total Return.......................    (0.3%)   18.1%     4.0%     1.6%       --
Investment Income Ratio............     2.0%     3.4%       --       --       --

SERIES III POLICIES (c)
Net Assets.........................  $45,913  $41,670  $32,146  $23,055   $5,733
Units Outstanding..................    3,015    2,724    2,483    1,852      504
Variable Accumulation Unit Value...  $ 15.22  $ 15.27  $ 12.94  $ 12.45   $11.37
Total Return.......................    (0.3%)   18.0%     3.9%     9.5%    13.7%
Investment Income Ratio............     1.7%     3.0%     1.3%     0.8%       --

SERIES IV POLICIES (d)
Net Assets.........................  $51,193  $44,641  $30,273  $19,399   $4,827
Units Outstanding..................    3,308    2,883    2,307    1,542      421
Variable Accumulation Unit Value...  $ 15.45  $ 15.48  $ 13.09  $ 12.58   $11.48
Total Return.......................    (0.2%)   18.2%     4.1%     9.6%    14.8%
Investment Income Ratio............     1.7%     3.0%     1.2%     0.8%       --

SERIES V POLICIES (e)
Net Assets.........................  $ 4,705  $ 5,222  $ 3,530  $ 2,305   $  823
Units Outstanding..................      308      340      270      183       71
Variable Accumulation Unit Value...  $ 15.29  $ 15.38  $ 13.06  $ 12.60   $11.54
Total Return.......................    (0.6%)   17.7%     3.6%     9.2%    15.4%
Investment Income Ratio............     1.6%     3.1%     1.2%     0.8%       --

SERIES VI POLICIES (f)
Net Assets.........................  $36,726  $32,980  $21,893  $14,146   $2,977
Units Outstanding..................    2,414    2,155    1,679    1,131      260
Variable Accumulation Unit Value...  $ 15.22  $ 15.29  $ 12.98  $ 12.51   $11.44
Total Return.......................    (0.5%)   17.8%     3.7%     9.3%    14.4%
Investment Income Ratio............     1.7%     3.1%     1.2%     0.8%       --



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------





                                                      FIDELITY(R) VIP                            JANUS ASPEN SERIES
                                                         MID CAP--                                   BALANCED--
                                                      SERVICE CLASS 2                              SERVICE SHARES
                                     ------------------------------------------------  --------------------------------------
                                       2007      2006      2005      2004      2003      2007      2006      2005      2004
                                     ----------------------------------------------------------------------------------------


                                      $72,917   $68,477   $57,754   $28,222   $2,237   $ 22,049  $ 18,394  $ 14,526  $ 10,378
                                        3,593     3,833     3,580     2,037      199      1,561     1,416     1,217       924
                                      $ 20.32   $ 17.87   $ 16.12   $ 13.85   $11.27   $  14.12  $  12.98  $  11.92  $  11.23
                                        13.7%     10.8%     16.4%     22.9%    12.7%       8.8%      8.9%      6.2%      6.8%
                                         0.5%      0.2%        --        --       --       2.3%      2.0%      2.2%      2.8%


                                      $ 3,433   $ 1,615   $   568   $    88   $    1   $  2,486  $    995  $    568  $      9
                                          188       101        39         7       --        193        84        55         1
                                      $ 18.22   $ 16.05   $ 14.50   $ 12.48   $10.17   $  12.80  $  11.79  $  10.84  $  10.23
                                        13.6%     10.7%     16.2%     22.7%     1.7%       8.6%      8.7%      6.0%      2.3%
                                         0.4%      0.1%        --        --       --       2.7%      2.1%      3.1%     28.9%


                                      $49,973   $46,256   $38,491   $21,172   $1,207   $ 32,202  $ 29,255  $ 25,740  $ 21,340
                                        2,493     2,613     2,411     1,537      107      2,287     2,256     2,157     1,895
                                      $ 20.09   $ 17.70   $ 16.00   $ 13.78   $11.23   $  14.07  $  12.97  $  11.93  $  11.26
                                        13.5%     10.6%     16.1%     22.7%    12.3%       8.5%      8.7%      6.0%      6.6%
                                         0.5%      0.2%        --        --       --       2.3%      2.0%      2.2%      2.8%


                                      $54,914   $43,212   $30,428   $14,301   $1,082   $ 37,642  $ 31,424  $ 27,775  $ 20,968
                                        2,671     2,390     1,867     1,020       95      2,668     2,425     2,327     1,869
                                      $ 20.54   $ 18.07   $ 16.31   $ 14.02   $11.41   $  14.09  $  12.96  $  11.91  $  11.22
                                        13.7%     10.8%     16.3%     22.9%    14.1%       8.7%      8.8%      6.1%      6.7%
                                         0.5%      0.2%        --        --       --       2.3%      2.0%      2.2%      2.8%


                                      $ 2,554   $ 2,664   $ 2,205   $ 1,071   $   39   $  3,807  $  2,958  $  2,226  $  1,132
                                          134       158       144        81        4        275       231       189       101
                                      $ 19.07   $ 16.84   $ 15.27   $ 13.18   $10.77   $  13.84  $  12.79  $  11.80  $  11.16
                                        13.2%     10.3%     15.8%     22.4%     7.7%       8.3%      8.4%      5.7%      6.3%
                                         0.5%      0.2%        --        --       --       2.4%      2.0%      2.4%      2.7%


                                      $34,658   $29,234   $21,051   $ 9,297   $  499   $ 20,698  $ 18,200  $ 14,847  $ 11,228
                                        1,707     1,630     1,289       664       44      1,488     1,418     1,254     1,004
                                      $ 20.32   $ 17.93   $ 16.23   $ 14.00   $11.43   $  13.91  $  12.83  $  11.83  $  11.18
                                        13.3%     10.4%     16.0%     22.5%    14.3%       8.4%      8.5%      5.8%      6.4%
                                         0.5%      0.2%        --        --       --       2.3%      2.0%      2.2%      2.8%


                                       JANUS
                                       ASPEN
                                      SERIES
                                       BAL-
                                      ANCED--
                                      SERVICE
                                      SHARES
                                     --------
                                       2003
                                     --------

                                     $  4,308
                                          410
                                      $ 10.52
                                         5.2%
                                         3.4%


                                      $    --
                                           --
                                      $    --
                                           --
                                           --


                                      $ 8,228
                                          779
                                      $ 10.57
                                         5.7%
                                         4.1%


                                      $ 7,590
                                          722
                                      $ 10.51
                                         5.1%
                                         3.6%


                                      $   441
                                           42
                                      $ 10.50
                                         5.0%
                                         3.4%


                                      $ 4,069
                                          387
                                      $ 10.51
                                         5.1%
                                         3.5%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------







                                                    JANUS ASPEN SERIES
                                                    WORLDWIDE GROWTH--
                                                      SERVICE SHARES
                                     ------------------------------------------------
                                       2007      2006      2005      2004      2003
                                     ------------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................   $ 8,450   $6,855    $5,145    $3,533    $1,398
Units Outstanding..................       545      476       416       297       121
Variable Accumulation Unit Value...   $ 15.51   $14.38    $12.37    $11.88    $11.53
Total Return.......................      7.8%    16.3%      4.1%      3.1%     15.3%
Investment Income Ratio............      0.6%     1.7%      1.3%      1.1%      0.9%

SERIES II POLICIES (b)
Net Assets.........................   $   871   $  176    $   85    $   --    $   --
Units Outstanding..................        67       15        11        --        --
Variable Accumulation Unit Value...   $ 13.04   $12.11    $10.43    $10.00    $   --
Total Return.......................      7.7%    16.1%      4.3%        --        --
Investment Income Ratio............      0.8%     1.8%      2.3%        --        --

SERIES III POLICIES (c)
Net Assets.........................   $10,031   $8,971    $8,306    $7,463    $2,542
Units Outstanding..................       669      632       679       634       222
Variable Accumulation Unit Value...   $ 15.28   $14.20    $12.23    $11.78    $11.45
Total Return.......................      7.6%    16.1%      3.9%      2.9%     14.5%
Investment Income Ratio............      0.6%     1.6%      1.2%      1.1%      1.0%

SERIES IV POLICIES (d)
Net Assets.........................   $11,313   $9,858    $7,855    $6,067    $2,226
Units Outstanding..................       734      691       640       515       195
Variable Accumulation Unit Value...   $ 15.37   $14.26    $12.27    $11.79    $11.44
Total Return.......................      7.8%    16.2%      4.1%      3.0%     14.4%
Investment Income Ratio............      0.6%     1.7%      1.3%      1.1%      0.9%

SERIES V POLICIES (e)
Net Assets.........................   $   480   $  576    $  436    $  380    $   22
Units Outstanding..................        32       41        36        33         2
Variable Accumulation Unit Value...   $ 14.95   $13.92    $12.03    $11.61    $11.31
Total Return.......................      7.4%    15.8%      3.6%      2.6%     13.1%
Investment Income Ratio............      0.5%     1.7%      1.2%      1.4%      1.2%

SERIES VI POLICIES (f)
Net Assets.........................   $ 6,671   $5,130    $4,001    $2,880    $  983
Units Outstanding..................       448      370       334       250        88
Variable Accumulation Unit Value...   $ 14.91   $13.87    $11.97    $11.54    $11.23
Total Return.......................      7.5%    15.9%      3.7%      2.7%     12.3%
Investment Income Ratio............      0.6%     1.7%      1.3%      1.2%      0.9%



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------







                      MFS(R) INVESTORS                                       MFS(R)
                       TRUST SERIES--                                   RESEARCH SERIES--
                        SERVICE CLASS                                     SERVICE CLASS
      ------------------------------------------------  ------------------------------------------------
        2007      2006      2005      2004      2003      2007      2006      2005      2004      2003
      --------------------------------------------------------------------------------------------------


       $1,576    $1,400    $1,151    $  833    $  135    $2,305    $1,886    $1,486    $  930    $  382
          104       100        92        70        12       143       130       112        74        35
       $15.14    $13.96    $12.56    $11.91    $10.86    $16.13    $14.48    $13.33    $12.56    $11.02
         8.5%     11.1%      5.5%      9.6%      8.6%     11.4%      8.7%      6.1%     14.0%     10.2%
         0.6%      0.3%      0.3%      0.3%        --      0.5%      0.3%      0.3%      0.8%        --


       $   94    $   72    $    1    $   --    $   --    $  168    $   45    $   55    $   --    $   --
            7         6        --        --        --        13         4         5        --        --
       $12.89    $11.90    $10.73    $10.00    $   --    $12.99    $11.68    $10.77    $10.00    $   --
         8.3%     11.0%      7.3%        --        --     11.2%      8.5%      7.7%        --        --
         0.5%      0.1%        --        --        --      0.3%      0.3%      0.1%        --        --


       $2,159    $1,715    $1,404    $  874    $  314    $2,844    $2,282    $2,038    $1,616    $  637
          143       123       111        73        29       178       160       155       130        58
       $15.12    $13.97    $12.60    $11.96    $10.94    $15.88    $14.29    $13.18    $12.45    $10.95
         8.2%     10.9%      5.3%      9.4%      9.4%     11.1%      8.4%      5.9%     13.7%      9.5%
         0.6%      0.2%      0.3%      0.4%        --      0.5%      0.3%      0.3%      0.8%        --


       $2,583    $2,086    $1,769    $1,095    $  469    $2,931    $2,602    $2,182    $1,604    $  460
          168       148       140        91        43       186       184       168       131        43
       $15.26    $14.08    $12.68    $12.02    $10.97    $15.70    $14.11    $12.99    $12.25    $10.75
         8.4%     11.1%      5.5%      9.5%      9.7%     11.3%      8.6%      6.0%     13.9%      7.5%
         0.6%      0.3%      0.3%      0.4%        --      0.5%      0.3%      0.3%      0.7%        --


       $  156    $  143    $  107    $   39    $   13    $  135    $  107    $   44    $   26    $   15
           10        10         9         3         1         9         7         3         2         1
       $14.95    $13.85    $12.52    $11.91    $10.92    $15.88    $14.32    $13.24    $12.54    $11.05
         8.0%     10.6%      5.1%      9.1%      9.2%     10.9%      8.2%      5.6%     13.4%     10.5%
         0.7%      0.2%      0.3%      0.3%        --      0.5%      0.2%      0.3%      0.8%        --


       $1,458    $1,367    $1,015    $  783    $  187    $2,223    $1,914    $1,715    $  856    $  279
           97        99        81        66        17       139       132       128        68        25
       $14.95    $13.83    $12.49    $11.88    $10.88    $16.06    $14.47    $13.36    $12.64    $11.13
         8.1%     10.7%      5.2%      9.2%      8.8%     11.0%      8.3%      5.7%     13.6%     11.3%
         0.6%      0.3%      0.3%      0.3%        --      0.5%      0.3%      0.3%      0.7%        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------







                                                          MFS(R)
                                                    UTILITIES SERIES--
                                                       SERVICE CLASS
                                     ------------------------------------------------
                                       2007      2006      2005      2004      2003
                                     ------------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................  $170,943  $113,299   $69,366   $15,141   $    3
Units Outstanding..................     6,591     5,493     4,346     1,092       --
Variable Accumulation Unit Value...  $  25.89  $  20.58   $ 15.94   $ 13.86   $10.83
Total Return.......................     25.8%     29.1%     15.0%     28.0%     8.3%
Investment Income Ratio............      0.8%      1.8%      0.4%        --       --

SERIES II POLICIES (b)
Net Assets.........................  $ 15,026  $  4,987   $ 1,822   $   154   $   --
Units Outstanding..................       645       271       127        12       --
Variable Accumulation Unit Value...  $  23.13  $  18.42   $ 14.29   $ 12.45   $   --
Total Return.......................     25.6%     28.9%     14.8%     24.5%       --
Investment Income Ratio............      0.6%      1.6%      0.3%        --       --

SERIES III POLICIES (c)
Net Assets.........................  $124,909  $ 77,235   $44,612   $11,129   $   80
Units Outstanding..................     4,601     3,582     2,684       763        7
Variable Accumulation Unit Value...  $  27.07  $  21.56   $ 16.73   $ 14.58   $11.41
Total Return.......................     25.5%     28.9%     14.7%     27.8%    14.1%
Investment Income Ratio............      0.7%      1.8%      0.4%      0.1%       --

SERIES IV POLICIES (d)
Net Assets.........................  $110,284  $ 63,579   $34,325   $ 6,513   $   63
Units Outstanding..................     4,026     2,919     2,044       444        5
Variable Accumulation Unit Value...  $  27.34  $  21.75   $ 16.85   $ 14.67   $11.46
Total Return.......................     25.7%     29.1%     14.9%     28.0%    14.6%
Investment Income Ratio............      0.7%      1.8%      0.4%      0.1%       --

SERIES V POLICIES (e)
Net Assets.........................  $  8,806  $  4,821   $ 2,110   $   417   $   11
Units Outstanding..................       326       223       126        28        1
Variable Accumulation Unit Value...  $  27.01  $  21.57   $ 16.78   $ 14.66   $11.50
Total Return.......................     25.2%     28.6%     14.4%     27.5%    15.0%
Investment Income Ratio............      0.7%      1.5%      0.4%      0.2%       --

SERIES VI POLICIES (f)
Net Assets.........................  $103,710  $ 58,633   $34,143   $ 6,561   $    1
Units Outstanding..................     3,855     2,730     2,042       451       --
Variable Accumulation Unit Value...  $  26.86  $  21.43   $ 16.65   $ 14.54   $11.39
Total Return.......................     25.3%     28.7%     14.6%     27.6%    13.9%
Investment Income Ratio............      0.7%      1.7%      0.4%        --       --



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------







                                                   NEUBERGER BERMAN AMT                             T. ROWE PRICE
                                                MID-CAP GROWTH PORTFOLIO--                          EQUITY INCOME
                                                          CLASS S                                   PORTFOLIO--II
                                     ------------------------------------------------  --------------------------------------
                                       2007      2006      2005      2004      2003      2007      2006      2005      2004
                                     ----------------------------------------------------------------------------------------


                                      $9,826    $5,496    $3,298    $1,365    $    6    $34,245   $28,873   $18,925   $ 9,680
                                         514       349       236       109         1      2,224     1,906     1,460       765
                                      $18.99    $15.76    $13.96    $12.48    $10.91    $ 15.39   $ 15.15   $ 12.94   $ 12.66
                                       20.5%     12.9%     11.9%     14.4%      9.1%       1.6%     17.0%      2.2%     13.0%
                                          --        --        --        --        --       1.5%      1.4%      1.5%      1.6%


                                      $  777    $   83    $   29    $    2    $   --    $ 4,607   $ 2,250   $   903   $    16
                                          47         6         3        --        --        368       183        84         2
                                      $16.17    $13.44    $11.92    $10.67    $   --    $ 12.50   $ 12.32   $ 10.55   $ 10.33
                                       20.3%     12.7%     11.7%      6.7%        --       1.4%     16.8%      2.1%      3.3%
                                          --        --        --        --        --       1.6%      1.5%      1.9%      4.8%


                                      $8,100    $4,128    $2,766    $1,635    $  105    $47,651   $49,082   $38,632   $26,791
                                         427       262       199       130        10      3,138     3,267     3,006     2,128
                                      $18.96    $15.77    $14.00    $12.54    $10.98    $ 15.21   $ 15.00   $ 12.85   $ 12.59
                                       20.3%     12.6%     11.6%     14.2%      9.8%       1.4%     16.8%      2.1%     12.8%
                                          --        --        --        --        --       1.5%      1.4%      1.4%      1.6%


                                      $8,821    $5,184    $3,083    $1,505    $  269    $75,255   $65,052   $45,332   $24,618
                                         447       317       213       116        24      4,884     4,290     3,492     1,941
                                      $19.67    $16.33    $14.47    $12.95    $11.32    $ 15.39   $ 15.16   $ 12.96   $ 12.68
                                       20.4%     12.8%     11.8%     14.4%     13.2%       1.5%     16.9%      2.2%     13.0%
                                          --        --        --        --        --       1.5%      1.4%      1.5%      1.6%


                                      $  548    $  335    $  356    $  307    $   82    $ 7,212   $ 6,702   $ 4,636   $ 2,966
                                          29        21        25        24         7        479       451       364       237
                                      $19.02    $15.86    $14.11    $12.67    $11.12    $ 15.02   $ 14.85   $ 12.75   $ 12.53
                                       20.0%     12.4%     11.4%     13.9%     11.2%       1.1%     16.5%      1.8%     12.5%
                                          --        --        --        --        --       1.5%      1.4%      1.5%      1.6%


                                      $7,017    $3,184    $1,887    $  970    $   56    $49,094   $42,586   $29,037   $15,499
                                         367       200       133        76         5      3,245     2,850     2,261     1,233
                                      $19.11    $15.91    $14.15    $12.69    $11.13    $ 15.12   $ 14.93   $ 12.81   $ 12.57
                                       20.1%     12.5%     11.5%     14.0%     11.3%       1.2%     16.6%      1.9%     12.6%
                                          --        --        --        --        --       1.5%      1.4%      1.5%      1.7%

                                      T. ROWE
                                       PRICE
                                      EQUITY
                                      INCOME
                                      PORTFO-
                                      LIO--II
                                     --------
                                       2003
                                     --------


                                      $2,506
                                         224
                                      $11.20
                                       12.0%
                                        2.1%


                                      $   --
                                          --
                                      $   --
                                          --
                                          --


                                      $5,783
                                         518
                                      $11.16
                                       11.6%
                                        2.4%


                                      $5,370
                                         478
                                      $11.23
                                       12.3%
                                        2.3%


                                      $  933
                                          84
                                      $11.13
                                       11.3%
                                        2.5%


                                      $3,257
                                         292
                                      $11.16
                                       11.6%
                                        2.4%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------





                                     VAN KAMPEN UIF                            VICTORY VIF
                               EMERGING MARKETS EQUITY--                   DIVERSIFIED STOCK--
                                        CLASS II                             CLASS A SHARES
                      -------------------------------------------  ----------------------------------
                        2007     2006     2005     2004     2003     2007     2006     2005     2004
                      -------------------------------------------------------------------------------

SERIES I POLICIES
  (a)
Net Assets..........  $28,552  $15,653  $ 6,717   $2,225   $  424   $7,960   $7,789   $5,802   $2,061
Units Outstanding...      691      526      304      134       31      545      578      483      184
Variable
  Accumulation Unit
  Value.............  $ 41.09  $ 29.67  $ 21.93   $16.63   $13.71   $14.59   $13.45   $12.00   $11.19
Total Return........    38.5%    35.3%    31.9%    21.3%    37.1%     8.4%    12.1%     7.2%    11.9%
Investment Income
  Ratio.............     0.4%     0.8%     0.4%     0.7%       --     0.6%     0.3%     0.1%     1.6%

SERIES II POLICIES
  (b)
Net Assets..........  $ 3,758  $   882  $   183   $    1   $   --   $  743   $  407   $  136   $   --
Units Outstanding...      141       46       13       --       --       57       34       13       --
Variable
  Accumulation Unit
  Value.............  $ 26.25  $ 18.98  $ 14.06   $10.67   $   --   $12.93   $11.94   $10.67   $10.00
Total Return........    38.3%    35.0%    31.7%     6.7%       --     8.3%    11.9%     6.7%       --
Investment Income
  Ratio.............     0.4%     0.7%     0.4%       --       --     0.6%     0.3%       --       --

SERIES III POLICIES
  (c)
Net Assets..........  $37,274  $23,362  $11,562   $4,867   $1,422   $4,571   $3,751   $2,706   $1,176
Units Outstanding...      950      820      555      305      108      319      283      228      106
Variable
  Accumulation Unit
  Value.............  $ 39.25  $ 28.40  $ 21.04   $15.98   $13.20   $14.35   $13.26   $11.85   $11.08
Total Return........    38.2%    35.0%    31.7%    21.0%    32.0%     8.2%    11.9%     7.0%    10.8%
Investment Income
  Ratio.............     0.4%     0.8%     0.4%     0.7%       --     0.7%     0.3%     0.1%     1.5%

SERIES IV POLICIES
  (d)
Net Assets..........  $46,863  $27,320  $12,712   $4,745   $  729   $7,803   $6,514   $4,210   $1,599
Units Outstanding...    1,145      924      582      287       53      550      498      361      147
Variable
  Accumulation Unit
  Value.............  $ 40.83  $ 29.49  $ 21.82   $16.55   $13.65   $14.18   $13.08   $11.68   $10.90
Total Return........    38.4%    35.2%    31.8%    21.2%    36.5%     8.4%    12.0%     7.2%     9.0%
Investment Income
  Ratio.............     0.4%     0.7%     0.4%     0.7%       --     0.6%     0.3%     0.1%     1.8%

SERIES V POLICIES
  (e)
Net Assets..........  $ 1,635  $   949  $   462   $   73   $   --   $  617   $  605   $  260   $   13
Units Outstanding...       53       42       28        6       --       44       47       22        1
Variable
  Accumulation Unit
  Value.............  $ 31.08  $ 22.54  $ 16.74   $12.76   $10.57   $13.95   $12.92   $11.58   $10.85
Total Return........    37.9%    34.6%    31.3%    20.7%     5.7%     7.9%    11.6%     6.8%     8.5%
Investment Income
  Ratio.............     0.4%     0.7%     0.3%     0.9%       --     0.7%     0.3%     0.1%     2.0%

SERIES VI POLICIES
  (f)
Net Assets..........  $34,141  $22,375  $ 8,696   $2,312   $  297   $3,864   $3,798   $3,197   $1,007
Units Outstanding...      870      786      412      144       22      270      288      270       91
Variable
  Accumulation Unit
  Value.............  $ 39.16  $ 28.37  $ 21.05   $16.01   $13.25   $14.27   $13.21   $11.82   $11.06
Total Return........    38.0%    34.8%    31.5%    20.9%    32.5%     8.0%    11.7%     6.9%    10.6%
Investment Income
  Ratio.............     0.4%     0.8%     0.4%     0.9%       --     0.7%     0.3%     0.1%     2.2%



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.


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                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

--------------------------------------------------------------------------------

To the Board of Directors of New York Life Insurance and Annuity Corporation and the Variable Annuity Separate Account-III Policyowners:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the subaccounts listed in Note 1 of the New York Life Insurance and Annuity Corporation Variable Annuity Separate Account -- III as of December 31, 2007, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of New York Life Insurance and Annuity Corporation management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2007 by correspondence with the funds, provide a reasonable basis for our opinion.

(-s- Pricewaterhouse Cooper LLP)

PricewaterhouseCoopers LLP
New York, New York
February 14, 2008


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